As filed with the Securities and Exchange Commission on April 21, 2014.

Registration Nos. 333-118362 and 811-6459

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 18	☒
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 83	☒

MERRILL LYNCH LIFE VARIABLE

ANNUITY SEPARATE ACCOUNT A

(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800)346-3677

Name and Address of Agent for Service:

Darin D. Smith
4333 Edgewood Road, NE
Cedar Rapids, IA 52499-0001

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485 (date)
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a) (1) of Rule 485 (date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity

Separate Account A (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue,

Suite 1800

                             Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2014 Merrill Lynch Investor Choice Annuity® (Investor Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Transamerica Advisors Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

▶ B Class	▶ L Class
▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

The subaccounts available under this contract invest in underlying funds (“Funds”) of the Portfolio companies listed below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AllianceBernstein Variable Products Series Fund, Inc.

American Funds Insurance Series®

BlackRock Variable Series Funds, Inc.

Davis Variable Account Fund, Inc.

Dreyfus Variable Investment Fund

Eaton Vance Variable Trust

Federated Insurance Series

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Oppenheimer Variable Account Funds

PIMCO Variable Insurance Trust

Pioneer Variable Contracts Trust

Transamerica Series Trust

Wanger Advisors Trust

For a complete list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. More detailed information concerning the Funds available through this Contract and their investment objectives, strategies, policies, risks, and expenses is contained in each Fund’s prospectus. Each year while you own the Contract, we will send you the current Fund prospectuses or summary prospectuses. You may also obtain a prospectus for any of the Funds by contacting our Service Center. In addition, if you receive a summary prospectus for a Fund, you may obtain a full statutory prospectus by referring to the contact information for the Fund company on the cover page of the summary prospectus. Please read the current prospectus or summary prospectus for each of the Funds carefully before investing and retain them for future reference.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

This Contract is not available to be purchased as a qualified contract or through a tax-deferred plan.

Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix J “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2014 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix J, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (usually 4:00 p.m.(ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.
•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.

•	Individual Retirement Account or Annuity (“IRA”): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code (“IRC”).

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

•	service center: Where you send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by phone at (800) 535-5549.

•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender and increased by any credits, which are added upon surrender.
•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums	None
State Premium Taxes	0% - 3.5%
Surrender Charge

Complete Years Elapsed Since Payment of Each Premium	As a% of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%
			Maximum	Current
Transfer Fee[1]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

[1]	There is no charge for the first 12 transfers in a contract year.

Periodic Charges Other Than Fund Expenses (if you purchased your Contract on or after June 23, 2008)*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)[2]	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Subaccount	1.30%	1.50%	1.65%	1.70%
Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen - Enterprise, Templeton Foreign VIP, Templeton Growth VIP, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.25%	1.45%	1.60%	1.65%
Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.50%	1.70%	1.85%	1.90%

Periodic Charges Other Than Fund Expenses (if you purchased your Contract prior to June 23, 2008)

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge for all subaccounts other than those noted below	1.25%	1.45%	1.60%	1.65%
Current Asset-Based Insurance Charge for the Pioneer High Yield VCT Subaccount	1.20%	1.40%	1.55%	1.60%
Current Asset-Based Insurance Charge for the Dreyfus VIF Appreciation, Eaton Vance VT Floating-Rate Income, Eaton Vance VT Large Cap Value, Janus Aspen Forty, Janus Aspen - Enterprise, Templeton ForeignVIP, Templeton Growth VIP, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Pioneer Fund VCT, and Pioneer Emerging Markets VCT Subaccounts	1.15%	1.35%	1.50%	1.55%
Current Asset-Based Insurance Charge for the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Subaccounts	1.40%	1.60%	1.75%	1.80%

*	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current
Other Charges
Annual Contract Fee[2]	$75	$50
Annual Charge for Optional Riders[3]
Return of Premium GMDB (standard)[4]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%
Maximum Anniversary Value GMDB[4]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard version)[4]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%
ADB[8]	0.50%	0.25%
GMIB[9]	0.90%	0.50%
GMIB EXTRA
For Contracts purchased on or after June 23, 200810*	1.20%	0.75%
For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%
GMWB Single Life
For Contracts purchased on or after June 23, 200811*	1.25%	0.65%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11*	1.55%	0.80%
For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%
GMWB Joint Life
For Contracts purchased on or after June 23, 200811*	1.50%	0.85%
For Contracts purchased on or after June 23, 200810*	1.20%	0.75%
GMWB Joint Life
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11*	2.00%	1.15%
For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%

*	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

[2]	The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

[3]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[5]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]	The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”

[11]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2013, before any contractual waivers and expense reimbursements. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, shareholder service fees, and other expenses)	0.46%	1.78%

[12]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2013 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit), and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume that the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1157	$2053	$2980	$5617
(b)	$1034	$1687	$2378	$4490

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$527	$1603	$2710	$5617
(b)	$396	$1222	$2094	$5617

Example 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1087	$2020	$2800	$5773
(b)	$961	$1650	$2190	$4672

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$547	$1660	$2800	$5773
(b)	$416	$1281	$2190	$4672

Example 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$741	$1702	$2866	$5888
(b)	$613	$1325	$2261	$4805

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$561	$1702	$2866	$5888
(b)	$431	$1325	$2261	$4805

Example 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1286	$2346	$3429	$5926
(b)	$1105	$1804	$2530	$4143

(2)	If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$566	$1716	$2889	$5926
(b)	$436	$1339	$2285	$4850

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

•	Tax-Deferred Accumulation. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your account value that are generally tax-deferred until:

➢	you take money out of the Contract by surrender or partial withdrawal or take withdrawals under the Guaranteed Minimum Withdrawal Benefit (“GMWB”),

➢	we make annuity payments to you,

➢	or we pay the death benefit.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) dies before the annuity date.

•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1⁄2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	Tax-Deferred Plans. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix J for state variations.

•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

•	The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.25% to 1.50% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.45% to 1.70% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.60% to 1.85% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.65% to 1.90% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Premiums

•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

•	Maximum Premium. We may refuse to accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.

•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or older co-owner’s or annuitant’s, if the owner is a non-natural person) 85th birthday.

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

➢	You must request at least $40.
➢	Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
➢	We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional GMWB or a Guaranteed Minimum Income Benefit (“GMIB”) rider).

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

•	Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

•	Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”). However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1⁄2.

Death Benefits

•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending upon the age of any owner (annuitant, if the owner is a non-natural person) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirements specified for the GMDB option you choose:

➢	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)
➢	Maximum Anniversary Value
➢	Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

•	Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge, if any owner (or the annuitant, if the owner is a non-natural person) is not over the age of 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.

You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Tax Information”).

Also, any death benefit applicable under a GMDB option and/or the ADB option during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•	You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Tax Information”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All optional guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date.

Fees and Charges

•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

•	Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

•	Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Right to Review (“Free Look”)

•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends upon your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less bonus amounts as of the date we receive your returned Contract.

Replacement of Contracts

•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract.

•	You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

      Transamerica Advisors Life Insurance Company and the Separate Account

Transamerica Advisors Life Insurance Company

Transamerica Advisors Life Insurance Company was incorporated under the laws of the State of Washington on January 27, 1986. It was redomesticated to the State of Arkansas on August 30, 1991. It is engaged in the sale of life insurance and annuity products. On December 28, 2007, the Company became an indirect wholly owned subsidiary of Aegon USA, Inc., now Aegon USA, LLC (“Aegon USA”). Aegon USA is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of the Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, the Company was known as Merrill Lynch Life Insurance Company. The Company was formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange.

The Separate Account

The Merrill Lynch Life Variable Annuity Separate Account A (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	• Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
• We own all of the assets in the Separate Account.

•   The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate
 Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.

• The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.

•   If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.

•   The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate
 Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	• Subaccounts may be added or closed in the future.

Performance of Similar Funds

•   Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.

•   Certain Funds available through the Contract have names similar to funds not available through the Contract.
 The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of Transamerica Advisors Life Insurance Company of New York (an indirect wholly owned subsidiary of Aegon USA), and insurance companies affiliated or not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The funds available under the Contract are listed in Appendix A.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.35% annually.

The combined percentages we receive with regard to each Fund currently range from 0.00% to 0.55% annually. Furthermore, our parent, Aegon USA, receives indirect compensation on assets invested in Aegon USA’s proprietary Funds (the Transamerica Series Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Aegon USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of account value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds’ shares in connection with the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information – Selling the Contract” in this prospectus.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by “non-natural persons” such as corporations and certain types of “non-grantor” trusts. You should consult your tax advisor if the annuity will be owned by a “non-natural person.” If you are a human being, you are considered a “natural person.” You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an owner dies before the annuity date, the beneficiary will receive a death benefit. If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. You may also designate an annuitant. See “Spousal Beneficiary Continuation Option.”

Changing the Annuitant	• At any time prior to the annuity date, except when an owner is a non-natural person, you may change the annuitant subject to certain requirements and limitations.

•   If you change the annuitant, the new annuitant must not have been: older than 80 years old on the contract date; older than age 75 on the contract date if you elected GMIB; younger than age 45 or older than age 75 on the contract date if you elected GMIB EXTRA and you purchased your Contract on or after June 23, 2008; and younger than age 45 or older than age 70 on the contract date if you elected GMIB EXTRA and you purchased your Contract prior to June 23, 2008.

• A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
• If you don’t select an annuitant, you are the annuitant.
• If you elected a GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.
• If you elected the Single Life GMWB, joint annuitants are not permitted.
• If you elected Joint Life GMWB, you and your spouse must be the joint annuitants.
• If you elected a GMWB or GMIB, there are certain restrictions on changing the annuitant. See “Guaranteed Minimum Withdrawal Benefit” or “Guaranteed Minimum Income Benefit.”

Changing the Owner	• Upon written request, you may designate a new owner subject to certain requirements and limitations.
• If you change the owner, the new owner must not have been older than 80 years old on the contract date.
• A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
• If a beneficiary is not named, then the estate becomes the beneficiary.
• We are not responsible for the tax consequences of any change in ownership.
• If you elected the GMDB, ADB, GMIB, GMIB EXTRA or GMWB riders, a change in owner may cause the GMDB, ADB, GMIB, GMIB EXTRA or GMWB riders to be limited or terminate.
Co-owners of the Contract	• The Contract may be owned by co-owners, limited to two natural persons.
• Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
• Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify another person as the primary beneficiary.

•   Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner’s death. The surviving spouse may later name a new beneficiary, provided the original “contingent beneficiary” designation is not irrevocable.

• Co-owner spouses must each be designated as beneficiary for the other.
• If you elected the Single Life GMWB, co-owners and joint annuitants are not permitted.

•   If you elected the Joint Life GMWB or GMIB EXTRA, co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as the sole primary beneficiary to continue the rider upon the death of the first spouse to die.

Continuing the Contract

•   If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the Contract at the death of the owner as the new owner under the spousal beneficiary continuation option.

Assigning the Contract and Payments Under the Contract

•   The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. Please refer to your Contract.

•   No payment and no amount under this Contract can be taken or assigned in advance of its payment date unless we receive the owner’s written consent.

Issuing the Contract

Issue Age. You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date.

•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•	If you elected a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

Information We Need To Issue The Contract. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.25% to 1.50% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.45% to 1.70% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to

June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.60% to 1.85% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge varies by subaccount and ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge ranges from 1.65% to 1.90% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)).

When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each, a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or upon the death of the first owner to die, if the Contract has co-owners or the first annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse is eligible and elects to continue the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix B.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premiums will be accepted on or after the owner (or older co-owner or the annuitant or any older joint annuitant, if the owner is a non-natural person) reaches age 85. Restrictions on subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus).

The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

How to Make Payments. You must either pay premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Premium Investments. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.

Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Total Return V.I. Subaccount, 58% allocated to the BlackRock High Yield V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Total Return V.I.

Subaccount and 66 2/3% to the BlackRock Large Cap Core V.I. Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

•   We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•   Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

•   For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount, accumulation units are purchased.

•   For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•   To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•   We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•   Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

•   The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•   The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Market Timing and Disruptive Trading

Statement of Policy. This variable annuity was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Dollar Cost Averaging Program

What Is It? The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them in accordance with your allocation instructions to the subaccounts that you select as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program, the Rebalancing Program or if you elected either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program. You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center. We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.

General. We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) – seeks capital preservation

•	Moderately Conservative (formerly, Income) – seeks income

•	Moderate (formerly, Income & Growth) – seeks income and growth

•	Moderately Aggressive (formerly, Growth) – seeks growth

•	Aggressive (formerly, Aggressive Growth) – seeks aggressive growth

•	All Equity Plus – seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

Changes to the Composition of Asset Allocation Models. On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model. At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.

Quarterly Rebalancing. On the last day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. If the last day of the calendar quarter reflects a non-business day, your contract will be reallocated as of the close of the next business day. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

Other Information. At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.

TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.

For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and
(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals are subject to tax to the extent of gain and prior to age 59 1⁄2 may also be subject to a 10% federal penalty tax. (See “Tax Information.”)

Example. Assume that you paid an initial premium of $100,000 for a Class B Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 – $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts. The minimum amount that may be withdrawn is $40. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program? The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed as long as you are not in an Asset Allocation Model. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program. You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts. Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.

Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount or a percentage of the GMIB EXTRA Roll-Up Base). Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	• Any request to surrender the Contract must be in writing.
• The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.

•   We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender, which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class
 Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge or minus any uncollected GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)

•   We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)

• Surrenders are subject to tax and, if made prior to age 59 1⁄2, may also be subject to a 10% federal penalty tax.

Surrender Charges by Class	• B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
• L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
• C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
• XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If the sole primary beneficiary is the deceased annuitant’s surviving spouse, he or she, if eligible, may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or upon the death of the first owner to die, if there are co-owners, or the annuitant (or the first annuitant to die if there are joint annuitants), if the owner is a non-natural person) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amounts subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the Older Owner, if the Contract has Co-Owners, or the Annuitant, if the Owner is a Non-Natural Person) on the Contract Date	Optional Death Benefit
Age 75 or under	• Maximum Anniversary Value GMDB • Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	• Return of Premium GMDB (standard) • Return of Premium GMDB (GMWB version);
Age 45 or over and age 70 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Age 45 or over and age 75 or under	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB, under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recaptures.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.

The GMDB options are:

•	Return of Premium GMDB (standard)
•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*
•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*
•	Maximum Anniversary Value GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).

GMDB Base – Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

*	Only available to contract owners who purchased the Contract on or after January 12, 2007.
**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

GMDB Base — Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

•     the premiums paid into the Contract less

•     “adjusted” withdrawals from the Contract.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

•       The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit will the GMDB Base then equal the current GMDB Base reduced by the adjusted withdrawal amount.

•       If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a contract year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

(a) = GMDB Base

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

•       The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB Version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

• The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA. (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

GMDB Base — Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).

If a permissible owner/annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.

Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:

•	The Return of Premium GMDB (GMWB version) is only available if you purchased your Contract on or after January 12, 2007.

•	The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•	If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value, on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 80th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 80th birthday or the anniversary value on or prior to any annuitant’s date of death.

If there is a change of owner and the GMDB continues, subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix C.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.

GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.

GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:

•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base A or the GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the oldest owner’s (or the annuitant’s, if the owner is a non-natural person) 80th birthday;

3.	The date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).

If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard), see Appendix D.

GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, owner(s) must be annuitant(s), only spouses may be co-owners, and if there are co-owners, they also must be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:

•	The GMDB Maximum Anniversary Value Base; or
•	The GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:

•	We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner’s 85th birthday or the anniversary on or prior to any owner’s date of death. If an owner is a non-natural person, we will use the oldest annuitant’s 85th birthday or the anniversary value on or prior to any annuitant’s date of death.

The GMDB Roll-Up Base is equal to:

•	the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals including the requested withdrawal, is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base and

(b) = the account value in all subaccounts

Both (a) and (b) are calculated immediately prior to the withdrawal.

•	The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the oldest owner’s (or the annuitant’s, if the owner is a non-natural person) 85th birthday; and (2) the date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).

•	If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA.”

Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

Change of Owner. For Contracts with the Maximum Anniversary Value GMDB, or the Greater of Maximum Anniversary Value and Roll-Up GMDB (standard), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the contract date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

For Contracts with the Return of Premium GMDB (standard), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse or a child of the owner being changed and was age 80 or under on the contract date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 80.

For Contracts with the Return of Premium GMDB (GMWB version), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse of the owner being changed and was age 80 or under on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 80.

For Contracts with the Return of Premium GMDB (GMIB version), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse of the owner being changed and was not younger than age 45 and not older than age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not younger than age 45 and not older than age 75 (age 70 if you purchased your Contract prior to June 23, 2008).

For Contracts with the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), any change to the contract owner(s) will terminate the GMDB unless:

•	The new owner is a spouse of the owner being changed and was not younger than age 45 and not older than age 75 on the contract date;
•	An owner’s spouse is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not younger than age 45 and not older than age 75.

GMDB Limitation. If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.

GMDB Charge. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Additional Death Benefit

You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (the first owner to die if the Contract has co-owners or the annuitant if the owner is a non-natural person) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain: Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor: If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If oldest owner (or annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the Contract;

(b) = prior withdrawals in excess of the ADB Gain          after the contract date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap: ADB premiums less any premiums paid within six months prior to an owner’s (or the annuitant’s, if the owner is a non-natural person) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the oldest owner (or the annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB Limitation. If an owner (or the annuitant, if the owner is a non-natural person) dies within 90 days of the ADB effective date, or within six months of the date of a change of owner where the life upon which payment of the ADB is based has changed (unless under the spousal beneficiary continuation option), we will not pay the ADB.

Change of Owner. If there is change of owner, the ADB will terminate unless:

•	The new owner is a spouse or a child of the owner being changed and was age 75 or under on the ADB effective date;
•	An owner’s spouse or child is removed as an owner;
•	As a result of the creation or termination of a trust, the life upon which payment of the ADB is based has not changed; or
•	The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

If there is a new owner (other than an eligible spousal beneficiary who continues the Contract) and the ADB rider remains in effect, the ADB Gain Factor and the ADB Cap Factor will be determined using the new owner’s age if as of the ADB effective date the new owner was older than the owner whose age was being used to determine these factors immediately prior to the change of owner. See “Spousal Beneficiary Continuation Option” for a description of the changes in the ADB if an eligible spousal beneficiary continues the Contract.

ADB Charge. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix E.

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,
b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,
c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options, unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option.”

Death Benefit	• Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or
Payment Options	• Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

•   Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death.

In addition, for multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. (See “Other Information – Abandoned or Unclaimed Property.)

If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds are taxable to the extent of gain. (See “Tax Information.”)

The payment of the death benefit is subject to our financial strength and claims paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse, if eligible, may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of the certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. Therefore, exercise of the spousal continuation provisions of this contract or any riders by persons who do not meet the definition of “spouse” under Federal law – e.g., domestic and civil union partners – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase.

The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	• Maximum Anniversary Value GMDB
• Greater of Maximum Anniversary Value and Roll-Up GMDB (standard) • ADB

Over age 80	• Return of Premium GMDB (standard)
• Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	• Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)

Under age 45 or over age 75	• Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008) • Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If the ADB continues, we will make the following adjustments to the ADB:

•	The ADB effective date will be reset to spousal continuation date.
•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)
•	The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit – Spousal Continuation,” later in this Prospectus.)

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the BlackRock Money Market V.I. Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the BlackRock Money Market V.I. Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Changes to the Contract

•   Requests to change an owner, beneficiary, annuitant, or the annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

• We are not responsible for the validity of such a request.
• Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
• Any change must be in writing, signed, and received at our Service Center.
• At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
• We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum.

Evidence of Survival. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Misstatement of Age or Sex. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

Death of Owner During the Annuity Period. If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.

Death of Annuitant During the Annuity Period. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or
(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount	We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period	We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value	We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years	We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if there is no surviving owner) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Guaranteed Minimum Income Benefit Riders

The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA** are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix K. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

Guaranteed Minimum Income Benefit

General. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. The fees collected for this benefit will not be refunded even if you do not annuitize under the GMIB rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect the GMIB, you cannot elect any GMWB or GMIB EXTRA.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

For an example of the GMIB, please see Appendix F.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix J.7

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

**	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Important Information About the GMIB Rider:

•   We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

•   There is a 10-year waiting period before you can annuitize under the GMIB rider.

•   You must elect the GMIB rider at issue.

•   Once you elect the GMIB rider, you cannot cancel it.

•   You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•   If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB Base. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMIB MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant’s 80th birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”) The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base A: GMIB Roll-Up Base A is equal to:

•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base B: GMIB Roll-Up Base B is equal to:

•	The initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.    The 20th contract anniversary;

2.    The contract anniversary on or following the oldest annuitant’s 80th birthday; or

3.    The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

For contract owners who purchased the contract prior to April 13, 2009:

Allocation Guidelines and Restrictions. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB Charge. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix F.

Guaranteed Minimum Income Benefit EXTRA*

General. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Please note that while the GMIB and the GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be co-owners, and co-owners must be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable — that is, you may not cancel the GMIB EXTRA rider once you elect it.

The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a co-owner/joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23,

*	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix J. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

Important information about the GMIB EXTRA rider:

•   We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•   There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•   You must elect the GMIB EXTRA rider at contract issue.

•   Once you elect the GMIB EXTRA rider, you cannot cancel it.

•   You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•    If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

How We Determine the Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.

GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) /(b) where:

(a) = GMIB EXTRA MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise your GMIB EXTRA.

Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:

•	the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus

•	all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).

The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

Interest accrues until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise the GMIB EXTRA rider.

If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.

For contract owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation Models:

•	Moderately Conservative; or
•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contract owners who purchased the contract prior to April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Important Mechanics of the Rebalancing Program.

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the contract date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;
•	Moderate; or
•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Optional Reset. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Conditions For Electing to Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your Contract 12 1⁄2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:

•	You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.

Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.

Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate.

Change of Owner/Annuitant. If there is a change of owner/annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the owner/annuitant is changed under any of the circumstances described below:

1)	a spouse of the current owner/annuitant is added as co-owner/joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current owner/annuitant is removed as a co-owner/joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of any contract year, then the following will occur:

1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.

Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:

•      The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.

•      The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits — GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.

For an example of the GMIB EXTRA, please see Appendix F.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, and/or that you may live substantially longer than expected and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at Contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be

*	If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

collectively referred to as “GMWB.” If you elected the GMWB during your lifetime, you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

You should not elect a GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.

The GMWB rider may not be available in every state; please see Appendix J. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix M.

Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for the lives of the owner and co-owner, who must be spouses. (If the owner is non-natural, lifetime withdrawals and payments from us, if necessary, are guaranteed for the lives of the annuitant and joint annuitant spouse). Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for the life of the owner (or the life of the annuitant if the owner is non-natural). Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new co-owner/joint annuitant under the Joint Life rider or changing the owner/annuitant under the Single Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, co-owners and joint annuitants are not permitted; whereas under the Joint Life rider, co-owners and joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix L.

What is the GMWB?

The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second owner’s death if there are co-owners). There is an additional charge for this rider.

Important Information About the GMWB Rider:

•       If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•       If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•       We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•       We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•       You and your co-owner (if applicable) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•       If you elected either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•       For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

•       Please note that all withdrawals — even withdrawals made while the GMWB is in effect — reduce your account value and death benefit.

•       We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•       If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants may only be spouses when the GMWB rider is in force. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.

•       If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any Roll-Ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger owner if there are co-owners) on any contract anniversary (on any third contract anniversary, if you purchased your Contract prior to September 1, 2006, if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your GMWB Rider prior to January 11, 2008, the following table applies:

Age Band of (Younger) Owner at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Owner at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after June 23, 2008, the following table applies:

Age Band of (Younger) Owner at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1⁄2 may also be subject to a 10% federal penalty tax.

If you elected the Single Life rider and the contract owner/annuitant is changed, the GMWB Base is reset to the current account value, if lower. If withdrawals were taken, the Lifetime Income Percentage may also change because it is based on the new owner’s age band on the date of the change.

If you elected the Joint Life rider and later added your spouse as a co-owner/joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (see “Spousal Continuation,” below).

However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a co-owner/joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining owner’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $8,400 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).

Important Note: If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the younger owner reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the younger owner’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important: Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.

If you purchased your Contract prior to September 1, 2006:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after September 1, 2006 but prior to January 12, 2007:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

If you purchased your Contract on or after June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an owner during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an owner during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:

(1) On the GMWB Effective Date	For contract owners who purchased the Contract before January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007: If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal

For contract owners who purchased the Contract on or after January 12, 2007: Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.

GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

Please note that in any contract year in which there is a change of owner (other than as the result of exercise of the Spousal Beneficiary Continuation Option) or an Excess Withdrawal, we will only use the contract value on the contract anniversary and not on the preceding monthaversaries to calculate the anniversary value.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals:

•       the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

•       all additional premiums (other than additional premiums paid prior to the first quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

•       the date of your first withdrawal on or after the GMWB Effective Date; or

•       the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/account value, where both the GMWB Base and the account value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the excess withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up

•       If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•       If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

•       If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an owner during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•       If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an owner during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?

If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your co-owner (if applicable) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:

•    The Income Enhancement Benefit may only be elected with the GMWB.

•    You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•    There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•    There is a one-year waiting period from the GMWB Effective Date.

•    You or your co-owner (if applicable) must be confined at least 180 of the last 365 days.

•    If you or your co-owner (if applicable) leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•    You must submit appropriate paperwork and provide proof of confinement each contract year.

If you or your co-owner is confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your co-owner (if applicable) is no longer confined.

Example: To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.

Please note that any withdrawals you take before age 59 1⁄2 may also be subject to a 10% federal penalty tax.

The key terms under the Income Enhancement Benefit are defined as follows:

•	Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•	Nursing Facility: A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution.

If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•	Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.

Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of second owner if there were co-owners and the Contract was continued by the surviving spouse, if eligible, under the Spousal Beneficiary Continuation Option;

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	change of owner resulting in termination of the rider, as discussed in “Change of Owner/Annuitant” below;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the first co-owner (or joint annuitant) if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract – Inactive Contracts” later in this Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works

•    We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

•    We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

•    We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix G.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

For contact owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:

•       You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•       Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•       You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•       You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•       If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•       Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•   Moderately Conservative; or

•   Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contact owners who purchased the contract prior to April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•    You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•    Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•    You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•    You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•    If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•    Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•   Moderately Conservative;

•   Moderate; or

•   Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not

provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Owner/Annuitant

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:

(1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the GMWB Effective Date (if you purchased your Contract prior to January 11, 2008); or

(2) a spouse of a current owner is added as co-owner and is at least 55 years old and not older than 80 years old on the date of the change (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008); or

(3) a spouse of a current owner is added as co-owner and is not older than 80 years old on the date of the change (if you purchased your Contract on or after June 23, 2008); or

(4)	a spouse of a current owner is removed as an owner; or

(5) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or

(6) an eligible spousal beneficiary who was at least age 60 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract prior to January 11, 2008);

(7) an eligible spousal beneficiary who was at least age 55 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008); or

(8) an eligible spousal beneficiary of any age becomes the owner under the spousal beneficiary continuation option (if you purchased your Contract on or after June 23, 2008).

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, changing the owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation before the first withdrawal. If you purchased your Contract prior to January 11, 2008 the new owner/annuitant must be at least 60 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse subject to the maturity date. If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the new owner/annuitant must be at least 55 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse subject to the maturity date. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new owner/annuitant.

If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. If you purchased your Contract prior to January 11, 2008 the new co-owner/joint annuitant must be at least 60 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse subject to the maturity date. If you purchased your Contract on or after January 11, 2008, but before June 23, 2008, the new co-owner/joint annuitant must be at least 55 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse subject to the maturity date. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new co-owner/joint annuitant. Removing a co-owner/joint annuitant does not affect the GMWB Base.

Spousal Continuation

Single Life

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:

•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

Both Spouses “Covered”

(i) If both spouses are co-owners (joint annuitants if owner is non-natural) under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

One Spouse “Covered”

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.

For contract owners who purchased the Contract prior to January 12, 2007:

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date.

We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

For all Contracts, regardless of when purchased, you must designate your “surviving spouse” (as defined under Federal law) as the primary beneficiary in order for the surviving spouse to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the co-owners (or joint annuitants, if the Contract was owned by a non-natural person) under a Joint Life rider if such co-owners (or joint annuitants) divorce before your account value reaches zero.

For this reason, we generally do not permit former spouses to continue as co-owners (or joint annuitants) of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former spouse co-owners (or joint annuitants), any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider. We do permit either one of the former spousal co-owners (or joint annuitants) to continue the rider and the Contract by becoming the sole owner (or sole annuitant). Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole owner (or sole annuitant), the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole owner (or sole annuitant) of the Contract, we will continue to treat both former spouses who were co-owners or joint annuitants as the owners of (or annuitants under) a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first co-owner (or joint annuitant) to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the owner(s)/annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or any joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at three days but no earlier than 90 days prior to the maturity date.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

GMWB Charge. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Contract

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the “Fee Table.”)

If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the B Class is generally 1.35%, however, it may be 1.25%, 1.30%, or 1.50% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the L Class is generally 1.55%, however, it may be 1.45%, 1.50%, or 1.70% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the C Class is generally 1.70%, however, it may be 1.60%, 1.65%, or 1.85% depending on the subaccount. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge for the XC Class is generally 1.75%, however, it may be 1.65%, 1.70, or 1.90% depending on the subaccount. (See the “Fee Table.”) Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.

Surrender Charge

When Imposed. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Total Return V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the BlackRock Total Return V.I. Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:

•    We deduct this fee from your account value on each Contract anniversary before the annuity date.

•    We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.

•    We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in the contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary Value and Roll-up GMDB (GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

ADB Charge

If you elect the ADB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum ADB charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the ADB charge regardless of whether the ADB has any value.

GMIB Charge

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elected a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is deducted. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

Changes in Contract Charges or Fees. If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. Charges after any change will not exceed the maximum charges.

Premium Taxes. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5%. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

TAX INFORMATION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. The federal income tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the contract. You should consult your own tax adviser about your own circumstances.

Introduction

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the account value over the investment in the contract during each taxable year.

You will generally not be taxed on increases in the value of your contract, until a distribution occurs (either as a surrender, withdrawal, or as annuity payments). Under certain circumstances, however, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the contract.

We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the contract. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Taxation of Us

We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Tax Status of the Contract

Diversification Requirements.   In order for a nonqualified variable contract which is based on a segregated asset account to qualify as an annuity contract under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”

Owner Control.   In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable contract would not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a contract vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.

We believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.

Distribution Requirements.   The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity starting date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity starting date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death that will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity starting date, such owner’s surviving spouse is the sole beneficiary, under the nonqualified contract, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.

The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

The following discussion assumes the contract qualifies as an annuity contract for federal income tax purposes.

In General.   Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons.   Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser. A contract owned by a trust using the grantor’s social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your contract.

Different Individual Owner and Annuitant

If the owner and annuitant on the contract are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the contract if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your contract to determine the potential tax ramifications of such a designation.

Annuity Starting Date

This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your contract and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your contract maintains its status as an annuity contract for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.

It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age. You should consult with a tax adviser about the tax consequences in such circumstances.

Taxation of Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments-by dividing the “investment in the contract” on the annuity starting date by the total expected return under the contract (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the contract” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.

Taxation of Surrenders and Partial Withdrawals-Nonqualified Contracts

When you surrender your contract, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Partial withdrawals are generally treated first as taxable income to the extent of the excess in the contract over the “investment in the contract.” In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. All taxable amounts received under a contract are subject to tax at ordinary rather than capital gain tax rates.

If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.

The Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals will be exempt from the penalty tax. They include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59 1⁄2; (2) paid after an owner dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer’s designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because the Company cannot verify that the owner is disabled, the Company will report such withdrawals to the IRS as early withdrawals with no known exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.

Non-Qualified Stretch Annuity

In certain instances a non-spousal beneficiary may be permitted to elect a “stretch” annuity option as a means of disbursing death proceeds from a non-qualified annuity. The only method the Company uses for making distribution payments from a non-qualified “stretch” annuity is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

Guaranteed Lifetime Withdrawal Benefits

For contracts with a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser with any questions.

Aggregation

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner (contract holder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs. If you are considering purchasing multiple contracts from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your contracts.

Partial Annuitization

Under a tax provision enacted in 2010, if part of a nonqualified annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Tax-Free Exchanges

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another annuity contract or a qualified long-term care insurance contract. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Revenue Procedure 2011-38 significantly eases the restrictions on partial transfers previously adopted by the IRS. Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Section 1035 of the Code if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange and annuity payments that satisfy the newly enacted partial annuitization rule of Section 72(a)(2) of the Code will not be treated as a distribution from either the old or new contract.

Pursuant to interim guidance provided in IRS Notice 2011-68, the IRS confirmed that it is permissible to partially exchange a portion of the cash surrender value of an annuity for a qualified long term care insurance contract, provided that the requirements of Section 1035 are met. However, further guidance is needed regarding the application of Rev. Proc. 2011-38 to such transfers. Please discuss the tax consequences of any contemplated 1035 exchange transaction with a competent tax adviser.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. The Company is required to report distributions made from nonqualified annuity contracts as being potentially subject to this tax. Please consult a tax adviser for more information.

Same Sex Relationships

Section 3 of the Federal Defense of Marriage Act was recently ruled unconstitutional and the Internal Revenue Service adopted a rule in response thereto recognizing the marriage of same sex individuals validly entered into in a jurisdiction that authorizes same sex marriages, even if the individuals are domiciled in a jurisdiction that does not recognize the marriage. The Internal Revenue Service also ruled that the term “spouse” does not include an individual who has entered into a registered domestic partnership, civil union, or other similar relationship that is not denominated as a marriage under the laws of that jurisdiction. The Company intends to administer the contract consistent with these rulings until further guidance is provided. Therefore, exercise of the spousal continuation provisions of this contract or any riders by persons who do not meet the definition of “spouse” under Federal law – e.g., domestic and civil union partners - may have adverse tax consequences.

Please note the jurisdiction where you are domiciled may not recognize same sex marriage which may limit your ability to take advantage of certain benefits provided to spouses under the contract. There are several unanswered questions regarding the scope and impact of this ruling and the subsequent guidance provided by the Internal Revenue Service. Please consult a tax adviser for more information on this subject.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity starting dates, the exchange of a contract and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1⁄2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the contract.

Withholding

The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2013, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemptions and maximum rates are $5,000,000 indexed for inflation (currently $5,340,000) and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes.   While no attempt is being made to discuss the Federal estate tax implications of the contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax.   Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Non-resident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Foreign Account Tax Compliance Act (“FATCA”)

Beginning in July of 2014, we may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the BlackRock Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account. Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com/Merrill Lynch.aspx.

Notices and Elections

To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Service Center specified in the Definitions. We reserve the right to reject electronic transactions that do not meet our requirements.

If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	transfers;

(2)	premium allocation instructions;

(3)	withdrawals, other than full surrenders; and

(4)	requests to change the annuity date.

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;

(2)	ratification of a Fund’s independent accountant;

(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Material Conflicts

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to “fund of funds” (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement

Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased Contract and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of Transamerica Advisors Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2013, have been audited by Ernst & Young LLP, an independent registered public accounting firm. Both financial statements are incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP, is 801Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Invesco V.I. Value Opportunities Fund
3/4/2005 to 12/31/2005	$ 11.28	$ 11.56	2,303.1123
1/1/2006 to 12/31/2006	$ 11.56	$ 12.92	2,310.1675
1/1/2007 to 12/31/2007	$ 12.92	$ 12.95	5,544.8
1/1/2008 to 12/31/2008	$ 12.95	$ 6.17	5,386.6
1/1/2009 to 12/31/2009	$6.17	$9.02	6,250.8
1/1/2010 to 12/31/2010	$9.02	$9.56	7,860.5
1/1/2011 to 12/31/2011	$9.56	$9.16	7,856.7
1/1/2012 to 12/31/2012	$9.16	$10.64	5,832.9
1/1/2013 to 12/31/2013	$10.64	$14.058888	5,699.157
Invesco V.I. Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$ 11.09	$ 11.46	3,087.3237
1/1/2006 to 12/31/2006	$ 11.46	$ 12.59	15,769.1748
1/1/2007 to 12/31/2007	$ 12.59	$ 13.62	14,567.3
1/1/2008 to 12/31/2008	$ 13.62	$ 9.62	23,489.4
1/1/2009 to 12/31/2009	$ 9.62	$12.36	210,987.4
1/1/2010 to 12/31/2010	$12.36	$13.94	32,725.2
1/1/2011 to 12/31/2011	$13.94	$12.89	27,704.1
1/1/2012 to 12/31/2012	$12.89	$14.12	21,966.6
1/1/2013 to 12/31/2013	$14.12	$17.962060	20,998.365
AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$ 10.55	$ 10.47	12,639.9
1/1/2008 to 12/31/2008	$ 10.47	$ 4.84	32,377.5
1/1/2009 to 12/31/2009	$4.84	$6.44	33,793.1
1/1/2010 to 12/31/2010	$6.44	$6.65	28,427.2
1/1/2011 to 12/31/2011	$6.65	$5.30	29,794.1
1/1/2012 to 12/31/2012	$5.30	$6.00	28,787.2
1/1/2013 to 12/31/2013	$6.00	$7.287349	30,491.358
AllianceBernstein VPS Small/Mid Cap Value
3/4/2005 to 12/31/2005	$ 11.33	$ 11.75	200,780.9566
1/1/2006 to 12/31/2006	$ 11.75	$ 13.28	407,621.2814
1/1/2007 to 12/31/2007	$ 13.28	$ 13.33	156,267.0
1/1/2008 to 12/31/2008	$ 13.33	$ 8.48	172,857.8
1/1/2009 to 12/31/2009	$ 8.48	$11.97	59,161.1
1/1/2010 to 12/31/2010	$11.97	$15.00	48,573.7
1/1/2011 to 12/31/2011	$15.00	$13.57	50,356.0
1/1/2012 to 12/31/2012	$13.57	$15.92	39,718.8
1/1/2013 to 12/31/2013	$15.92	$21.700182	40,199.614
AllianceBernstein VPS Value
3/4/2005 to 12/31/2005	$ 11.19	$ 11.40	13,518.4997
1/1/2006 to 12/31/2006	$ 11.40	$ 13.66	24,591.5643
1/1/2007 to 12/31/2007	$ 13.66	$ 12.96	76,158.3
1/1/2008 to 12/31/2008	$ 12.96	$ 7.57	45,821.0
1/1/2009 to 12/31/2009	$ 7.57	$9.06	43,596.4
1/1/2010 to 12/31/2010	$9.06	$10.00	36,729.2
1/1/2011 to 12/31/2011	$10.00	$9.53	28,859.3
1/1/2012 to 12/31/2012	$9.53	$10.90	25,344.1
1/1/2013 to 12/31/2013	$10.90	$14.725687	23,416.049

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century VP Ultra
3/4/2005 to 12/31/2005	$ 10.80	$ 11.07	3,170.2488
1/1/2006 to 12/31/2006	$ 11.07	$ 10.58	5,898.4598
1/1/2007 to 12/31/2007	$ 10.58	$ 12.64	6,170.0
1/1/2008 to 12/31/2008	$ 12.64	$ 7.30	6,127.7
1/1/2009 to 12/31/2009	$ 7.30	$9.70	4,556.6
1/1/2010 to 12/31/2010	$9.70	$11.12	2,874.3
1/1/2011 to 12/31/2011	$11.12	$11.10	2,155.5
1/1/2012 to 12/31/2012	$11.10	$12.49	2,110.7
1/1/2013 to 12/31/2013	$12.49	$16.908731	2,072.048
AFIS Asset Allocation Fund
3/4/2005 to 12/31/2005	$ 10.65	$ 11.29	64,683.7661
1/1/2006 to 12/31/2006	$ 11.29	$ 12.77	190,779.6756
1/1/2007 to 12/31/2007	$ 12.77	$ 13.41	262,710.3
1/1/2008 to 12/31/2008	$ 13.41	$ 9.32	293,598.8
1/1/2009 to 12/31/2009	$ 9.32	$11.40	306,897.8
1/1/2010 to 12/31/2010	$11.40	$12.65	286,483.9
1/1/2011 to 12/31/2011	$12.65	$12.63	201,500.8
1/1/2012 to 12/31/2012	$12.63	$14.47	179,815.9
1/1/2013 to 12/31/2013	$14.47	$17.653525	159,021.973
AFIS Bond Fund
3/4/2005 to 12/31/2005	$ 10.20	$ 10.19	247,518.6342
1/1/2006 to 12/31/2006	$ 10.19	$ 10.75	927,642.3366
1/1/2007 to 12/31/2007	$ 10.75	$ 10.95	1,225,540.8
1/1/2008 to 12/31/2008	$ 10.95	$ 9.79	916,900.6
1/1/2009 to 12/31/2009	$ 9.79	$10.87	776,345.4
1/1/2010 to 12/31/2010	$10.87	$11.41	242,775.2
1/1/2011 to 12/31/2011	$11.41	$11.94	207,049.2
1/1/2012 to 12/31/2012	$11.94	$12.41	202,236.9
1/1/2013 to 12/31/2013	$12.41	$11.968561	175,509.753
AFIS Growth Fund
3/4/2005 to 12/31/2005	$ 11.18	$ 12.63	583,605.8975
1/1/2006 to 12/31/2006	$ 12.63	$ 13.73	1,345,997.121
1/1/2007 to 12/31/2007	$ 13.73	$ 15.21	1,140,932.5
1/1/2008 to 12/31/2008	$ 15.21	$ 8.40	1,582,223.5
1/1/2009 to 12/31/2009	$ 8.40	$11.55	758,700.5
1/1/2010 to 12/31/2010	$11.55	$13.52	708,056.8
1/1/2011 to 12/31/2011	$13.52	$12.76	612,475.7
1/1/2012 to 12/31/2012	$12.76	$14.84	530,213.8
1/1/2013 to 12/31/2013	$14.84	$19.034704	475,239.891
AFIS Growth-Income Fund
3/4/2005 to 12/31/2005	$ 10.86	$ 11.25	152,457.3625
1/1/2006 to 12/31/2006	$ 11.25	$ 12.78	315,618.502
1/1/2007 to 12/31/2007	$ 12.78	$ 13.24	439,432.0
1/1/2008 to 12/31/2008	$ 13.24	$ 8.11	468,849.2
1/1/2009 to 12/31/2009	$ 8.11	$10.50	447,894.3
1/1/2010 to 12/31/2010	$10.50	$11.54	418,618.6
1/1/2011 to 12/31/2011	$11.54	$11.17	352,191.0
1/1/2012 to 12/31/2012	$11.17	$12.94	326,141.4
1/1/2013 to 12/31/2013	$12.94	$17.038955	300,751.009

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS International Fund
3/4/2005 to 12/31/2005	$ 11.62	$ 13.45	263,225.4488
1/1/2006 to 12/31/2006	$ 13.45	$ 15.78	756,287.3447
1/1/2007 to 12/31/2007	$ 15.78	$ 18.68	1,131,792.1
1/1/2008 to 12/31/2008	$ 18.68	$ 10.66	1,287,577.7
1/1/2009 to 12/31/2009	$ 10.66	$15.04	1,417,157.9
1/1/2010 to 12/31/2010	$15.04	$15.91	1,427,246.3
1/1/2011 to 12/31/2011	$15.91	$13.50	1,271,663.0
1/1/2012 to 12/31/2012	$13.50	$15.69	1,002,926.1
1/1/2013 to 12/31/2013	$15.69	$18.820574	941,879.798
BlackRock Basic Value V.I.
3/4/2005 to 12/31/2005	$ 11.01	$ 11.05	55,919.9715
1/1/2006 to 12/31/2006	$ 11.05	$ 13.30	83,899.9372
1/1/2007 to 12/31/2007	$ 13.30	$ 13.37	409,391.6
1/1/2008 to 12/31/2008	$ 13.37	$ 8.35	383,353.5
1/1/2009 to 12/31/2009	$ 8.35	$10.81	800,978.2
1/1/2010 to 12/31/2010	$10.81	$12.05	143,523.2
1/1/2011 to 12/31/2011	$12.05	$11.61	130,692.7
1/1/2012 to 12/31/2012	$11.61	$13.07	111,721.9
1/1/2013 to 12/31/2013	$13.07	$17.824623	108,535.271
BlackRock Total Return V.I.
3/4/2005 to 12/31/2005	$ 10.11	$ 10.16	24,574.0961
1/1/2006 to 12/31/2006	$ 10.16	$ 10.48	108,423.8327
1/1/2007 to 12/31/2007	$ 10.48	$ 10.72	156,717.1
1/1/2008 to 12/31/2008	$ 10.72	$ 9.30	134,837.1
1/1/2009 to 12/31/2009	$ 9.30	$10.83	133,396.0
1/1/2010 to 12/31/2010	$10.83	$11.72	126,945.5
1/1/2011 to 12/31/2011	$11.72	$12.29	110,919.9
1/1/2012 to 12/31/2012	$12.29	$13.14	107,961.1
1/1/2013 to 12/31/2013	$13.14	$12.831282	100,717.225
BlackRock Money Market V.I.
3/4/2005 to 12/31/2005	$ 10.01	$ 10.15	110,538.4074
1/1/2006 to 12/31/2006	$ 10.15	$ 10.48	251,519.2697
1/1/2007 to 12/31/2007	$ 10.48	$ 10.85	298,007.0
1/1/2008 to 12/31/2008	$ 10.85	$ 10.98	351,034.3
1/1/2009 to 12/31/2009	$ 10.98	$10.86	267,297.4
1/1/2010 to 12/31/2010	$10.86	$10.73	225,800.4
1/1/2011 to 12/31/2011	$10.73	$10.60	181,772.5
1/1/2012 to 12/31/2012	$10.60	$10.47	134,938.4
1/1/2013 to 12/31/2013	$10.47	$10.337621	191,318.831
BlackRock Capital Appreciation V.I.
3/4/2005 to 12/31/2005	$ 10.87	$ 11.48	26,054.4946
1/1/2006 to 12/31/2006	$ 11.48	$ 11.86	43,521.2571
1/1/2007 to 12/31/2007	$ 11.86	$ 13.94	627,439.4
1/1/2008 to 12/31/2008	$ 13.94	$ 8.42	812,053.4
1/1/2009 to 12/31/2009	$ 8.42	$11.31	811,006.0
1/1/2010 to 12/31/2010	$11.31	$13.35	1,013,044.3
1/1/2011 to 12/31/2011	$13.35	$12.02	1,058,125.0
1/1/2012 to 12/31/2012	$12.02	$13.51	831,476.2
1/1/2013 to 12/31/2013	$13.51	$17.854249	394,116.925

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation V.I.
3/4/2005 to 12/31/2005	$ 11.19	$ 11.91	205,269.0519
1/1/2006 to 12/31/2006	$ 11.91	$ 13.70	521,250.5683
1/1/2007 to 12/31/2007	$ 13.70	$ 15.84	788,878.7
1/1/2008 to 12/31/2008	$ 15.84	$ 12.60	1,018,927.4
1/1/2009 to 12/31/2009	$ 12.60	$15.08	1,094,396.3
1/1/2010 to 12/31/2010	$15.08	$16.40	1,111,012.4
1/1/2011 to 12/31/2011	$16.40	$15.63	1,041,180.8
1/1/2012 to 12/31/2012	$15.63	$17.02	939,354.4
1/1/2013 to 12/31/2013	$17.02	$19.289458	922,339.981
BlackRock U.S. Government Bond V.I.
3/4/2005 to 12/31/2005	$ 10.09	$ 10.26	3,576.8973
1/1/2006 to 12/31/2006	$ 10.26	$ 10.53	20,234.4447
1/1/2007 to 12/31/2007	$ 10.53	$ 10.82	35,137.9
1/1/2008 to 12/31/2008	$ 10.82	$ 11.51	56,246.9
1/1/2009 to 12/31/2009	$ 11.51	$11.17	69,589.9
1/1/2010 to 12/31/2010	$11.17	$12.00	68,469.9
1/1/2011 to 12/31/2011	$12.00	$12.60	62,155.1
1/1/2012 to 12/31/2012	$12.60	$12.74	72,974.1
1/1/2013 to 12/31/2013	$12.74	$12.172512	53,134.667
BlackRock High Yield V.I.
3/4/2005 to 12/31/2005	$ 10.48	$ 10.44	12,863.6639
1/1/2006 to 12/31/2006	$ 10.44	$ 11.29	43,424.832
1/1/2007 to 12/31/2007	$ 11.29	$ 11.41	61,013.9
1/1/2008 to 12/31/2008	$ 11.41	$ 7.98	52,337.9
1/1/2009 to 12/31/2009	$ 7.98	$12.35	36,563.2
1/1/2010 to 12/31/2010	$12.35	$14.07	165,025.0
1/1/2011 to 12/31/2011	$14.07	$14.36	168,788.3
1/1/2012 to 12/31/2012	$14.36	$16.40	166,639.1
1/1/2013 to 12/31/2013	$16.40	$17.710287	283,870.473
BlackRock S&P 500 Index V.I.
3/4/2005 to 12/31/2005	$ 10.98	$ 11.23	14,706.8801
1/1/2006 to 12/31/2006	$ 11.23	$ 12.81	58,706.999
1/1/2007 to 12/31/2007	$ 12.81	$ 13.33	79,866.6
1/1/2008 to 12/31/2008	$ 13.33	$ 8.27	106,515.0
1/1/2009 to 12/31/2009	$ 8.27	$10.30	121,027.0
1/1/2010 to 12/31/2010	$10.30	$11.67	75,789.4
1/1/2011 to 12/31/2011	$11.67	$11.72	64,051.1
1/1/2012 to 12/31/2012	$11.72	$13.38	74,509.3
1/1/2013 to 12/31/2013	$13.38	$17.428091	75,708.750
BlackRock International V.I.
3/4/2005 to 12/31/2005	$ 12.03	$ 12.75	35,219.4962
1/1/2006 to 12/31/2006	$ 12.75	$ 16.10	78,536.3555
1/1/2007 to 12/31/2007	$ 16.10	$ 17.55	89,331.5
1/1/2008 to 12/31/2008	$ 17.55	$ 9.96	88,188.9
1/1/2009 to 12/31/2009	$ 9.96	$12.79	74,721.7
1/1/2010 to 12/31/2010	$12.79	$13.46	69,533.5
1/1/2011 to 12/31/2011	$13.46	$11.47	69,525.3
1/1/2012 to 12/31/2012	$11.47	$13.04	65,066.7
1/1/2013 to 12/31/2013	$13.04	$15.805537	62,052.765

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core V.I.
3/4/2005 to 12/31/2005	$ 11.75	$ 12.57	86,042.5379
1/1/2006 to 12/31/2006	$ 12.57	$ 14.25	181,649.2822
1/1/2007 to 12/31/2007	$ 14.25	$ 15.24	223,738.7
1/1/2008 to 12/31/2008	$ 15.24	$ 9.22	159,601.5
1/1/2009 to 12/31/2009	$ 9.22	$11.16	169,315.3
1/1/2010 to 12/31/2010	$11.16	$12.02	162,346.3
1/1/2011 to 12/31/2011	$12.02	$12.16	146,006.5
1/1/2012 to 12/31/2012	$12.16	$13.53	128,413.5
1/1/2013 to 12/31/2013	$13.53	$17.858472	104,791.407
BlackRock Large Cap Growth V.I.
3/4/2005 to 12/31/2005	$ 11.24	$ 12.25	11,766.4363
1/1/2006 to 12/31/2006	$ 12.25	$ 12.97	33,643.6211
1/1/2007 to 12/31/2007	$ 12.97	$ 13.88	76,485.6
1/1/2008 to 12/31/2008	$ 13.88	$ 8.13	81,596.7
1/1/2009 to 12/31/2009	$ 8.13	$10.18	879,325.8
1/1/2010 to 12/31/2010	$10.18	$11.61	78,721.5
1/1/2011 to 12/31/2011	$11.61	$11.75	66,873.0
1/1/2012 to 12/31/2012	$11.75	$13.37	61,268.4
1/1/2013 to 12/31/2013	$13.37	$17.680386	55,152.038
BlackRock Large Cap Value V.I.
3/4/2005 to 12/31/2005	$ 12.01	$ 12.92	150,316.7659
1/1/2006 to 12/31/2006	$ 12.92	$ 14.80	129,814.1758
1/1/2007 to 12/31/2007	$ 14.80	$ 15.47	174,581.3
1/1/2008 to 12/31/2008	$ 15.47	$ 9.59	167,580.0
1/1/2009 to 12/31/2009	$ 9.59	$10.82	168,297.2
1/1/2010 to 12/31/2010	$10.82	$11.61	134,853.9
1/1/2011 to 12/31/2011	$11.61	$11.38	128,208.9
1/1/2012 to 12/31/2012	$11.38	$12.77	118,481.3
1/1/2013 to 12/31/2013	$12.77	$16.843664	90,673.429
BlackRock Value Opportunities V.I.
3/4/2005 to 12/31/2005	$ 11.06	$ 12.07	31,298.9917
1/1/2006 to 12/31/2006	$ 12.07	$ 13.44	63,754.2297
1/1/2007 to 12/31/2007	$ 13.44	$ 13.16	62,687.2
1/1/2008 to 12/31/2008	$ 13.16	$ 7.79	39,429.4
1/1/2009 to 12/31/2009	$ 7.79	$9.87	41,188.1
1/1/2010 to 12/31/2010	$9.87	$12.55	38,840.9
1/1/2011 to 12/31/2011	$12.55	$12.10	35,218.7
1/1/2012 to 12/31/2012	$12.10	$13.56	35,052.2
1/1/2013 to 12/31/2013	$13.56	$19.072838	43,485.097
BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$ 10.10	$ 5.78	0.0
1/1/2009 to 12/31/2009	$ 5.78	$7.73	2,434.9
1/1/2010 to 12/31/2010	$7.73	$8.47	3,695.8
1/1/2011 to 12/31/2011	$8.47	$7.32	14,693.6
1/1/2012 to 12/31/2012	$7.32	$8.26	15,997.8
1/1/2013 to 12/31/2013	$8.26	$10.567091	9,042.462

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Davis Value
3/4/2005 to 12/31/2005	$ 11.13	$ 11.69	61,843.8852
1/1/2006 to 12/31/2006	$ 11.69	$ 13.28	504,598.4384
1/1/2007 to 12/31/2007	$ 13.28	$ 13.72	247,711.3
1/1/2008 to 12/31/2008	$ 13.72	$ 8.09	262,267.9
1/1/2009 to 12/31/2009	$ 8.09	$10.48	933,207.7
1/1/2010 to 12/31/2010	$10.48	$11.67	256,027.5
1/1/2011 to 12/31/2011	$11.67	$11.04	227,437.6
1/1/2012 to 12/31/2012	$11.04	$12.33	200,367.8
1/1/2013 to 12/31/2013	$12.33	$16.249282	171,563.490
Dreyfus VIF Appreciation
3/4/2005 to 12/31/2005	$ 11.07	$ 10.98	272,386.6792
1/1/2006 to 12/31/2006	$ 10.98	$ 12.62	382,794.7045
1/1/2007 to 12/31/2007	$ 12.62	$ 13.33	499,113.4
1/1/2008 to 12/31/2008	$ 13.33	$ 9.26	610,863.9
1/1/2009 to 12/31/2009	$ 9.26	$11.19	16,362.9
1/1/2010 to 12/31/2010	$11.19	$12.72	419,593.7
1/1/2011 to 12/31/2011	$12.72	$13.68	360,856.9
1/1/2012 to 12/31/2012	$13.68	$14.89	270,732.1
1/1/2013 to 12/31/2013	$14.89	$17.788584	184,882.004
Eaton Vance Floating-Rate Income
3/4/2005 to 12/31/2005	$ 10.12	$ 10.33	156,214.9084
1/1/2006 to 12/31/2006	$ 10.33	$ 10.77	450,630.1219
1/1/2007 to 12/31/2007	$ 10.77	$ 10.82	25,531.3
1/1/2008 to 12/31/2008	$ 10.82	$ 7.79	22,648.3
1/1/2009 to 12/31/2009	$ 7.79	$11.12	15,689.3
1/1/2010 to 12/31/2010	$11.12	$12.00	21,447.9
1/1/2011 to 12/31/2011	$12.00	$12.16	22,092.6
1/1/2012 to 12/31/2012	$12.16	$12.91	20,714.2
1/1/2013 to 12/31/2013	$12.91	$13.251801	25,056.420
Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$ 10.38	$ 10.54	374,184.3
1/1/2008 to 12/31/2008	$10.54	$6.78	338,071.7
1/1/2009 to 12/31/2009	$6.78	$7.92	856,848.5
1/1/2010 to 12/31/2010	$7.92	$9.04	1,252,139.0
1/1/2011 to 12/31/2011	$9.04	$8.40	1,097,173.3
1/1/2012 to 12/31/2012	$8.40	$9.56	766,382.3
1/1/2013 to 12/31/2013	$9.56	$12.171006	629,489.910
Federated Managed Tail Risk Fund II
3/4/2005 to 12/31/2005	$ 10.97	$ 10.91	115.5471
1/1/2006 to 12/31/2006	$ 10.91	$ 12.53	5,564.2513
1/1/2007 to 12/31/2007	$ 12.53	$ 13.59	484,191.7
1/1/2008 to 12/31/2008	$ 13.59	$ 9.48	591,743.9
1/1/2009 to 12/31/2009	$ 9.48	$10.62	711,879.3
1/1/2010 to 12/31/2010	$10.62	$11.87	12,305.8
1/1/2011 to 12/31/2011	$11.87	$11.10	11,777.6
1/1/2012 to 12/31/2012	$11.10	$12.08	12,890.3
1/1/2013 to 12/31/2013	$12.08	$13.887870	12,548.057
Federated Kaufmann
3/4/2005 to 12/31/2005	$ 11.36	$ 12.55	20,458.0763
1/1/2006 to 12/31/2006	$ 12.55	$ 14.23	44,043.3509
1/1/2007 to 12/31/2007	$ 14.23	$ 17.01	225,281.9
1/1/2008 to 12/31/2008	$ 17.01	$ 9.78	168,964.9
1/1/2009 to 12/31/2009	$ 9.78	$12.51	175,428.0
1/1/2010 to 12/31/2010	$12.51	$14.57	77,031.6
1/1/2011 to 12/31/2011	$14.57	$12.48	69,746.1
1/1/2012 to 12/31/2012	$12.48	$14.46	63,669.1
1/1/2013 to 12/31/2013	$14.46	$20.007695	56,110.758

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign VIP Fund(1)
3/4/2005 to 12/31/2005	$ 11.67	$ 12.34	72,692.5801
1/1/2006 to 12/31/2006	$ 12.34	$ 14.81	111,995.9968
1/1/2007 to 12/31/2007	$ 14.81	$ 16.91	126,823.4
1/1/2008 to 12/31/2008	$ 16.91	$ 9.96	87,260.0
1/1/2009 to 12/31/2009	$ 9.96	$13.50	82,420.3
1/1/2010 to 12/31/2010	$13.50	$14.47	81,720.9
1/1/2011 to 12/31/2011	$14.47	$12.78	71,683.7
1/1/2012 to 12/31/2012	$12.78	$14.94	57,091.2
1/1/2013 to 12/31/2013	$14.94	$18.162212	38,925.338
Templeton Growth VIP Fund(2)
3/4/2005 to 12/31/2005	$ 11.48	$ 11.94	110,227.3038
1/1/2006 to 12/31/2006	$ 11.94	$ 14.38	35,083.4847
1/1/2007 to 12/31/2007	$ 14.38	$ 14.55	63,497.3
1/1/2008 to 12/31/2008	$ 14.55	$ 8.29	66,218.1
1/1/2009 to 12/31/2009	$ 8.29	$10.75	50,735.5
1/1/2010 to 12/31/2010	$10.75	$11.41	49,425.1
1/1/2011 to 12/31/2011	$11.41	$10.50	36,274.5
1/1/2012 to 12/31/2012	$10.50	$12.56	30,487.9
1/1/2013 to 12/31/2013	$12.56	$16.247553	28,920.923
Janus Aspen Forty
5/1/2007 to 12/31/2007	$ 10.60	$ 13.44	1,119,610.5
1/1/2008 to 12/31/2008	$ 13.44	$ 7.40	550,221.2
1/1/2009 to 12/31/2009	$ 7.40	$10.68	869,324.8
1/1/2010 to 12/31/2010	$10.68	$11.24	61,243.4
1/1/2011 to 12/31/2011	$11.24	$10.35	43,726.8
1/1/2012 to 12/31/2012	$10.35	$12.67	45,759.7
1/1/2013 to 12/31/2013	$12.67	$16.389617	44,420.440
Janus Aspen – Enterprise
5/1/2007 to 12/31/2007	$ 10.59	$ 11.64	249,910.6
1/1/2008 to 12/31/2008	$ 11.64	$ 6.46	194,998.4
1/1/2009 to 12/31/2009	$ 6.46	$9.22	142,291.5
1/1/2010 to 12/31/2010	$9.22	$11.44	8,405.8
1/1/2011 to 12/31/2011	$11.44	$11.13	5,347.7
1/1/2012 to 12/31/2012	$11.13	$12.87	5,206.1
1/1/2013 to 12/31/2013	$12.87	$16.798045	5,108.595
Oppenheimer Capital Appreciation
3/4/2005 to 12/31/2005	$ 10.77	$ 11.22	22,172.9016
1/1/2006 to 12/31/2006	$ 11.22	$ 11.94	34,444.7245
1/1/2007 to 12/31/2007	$ 11.94	$ 13.44	54,489.3
1/1/2008 to 12/31/2008	$ 13.44	$ 7.22	53,881.5
1/1/2009 to 12/31/2009	$ 7.22	$10.29	42,318.6
1/1/2010 to 12/31/2010	$10.29	$11.10	28,835.6
1/1/2011 to 12/31/2011	$11.10	$10.82	36,425.7
1/1/2012 to 12/31/2012	$10.82	$12.18	34,683.1
1/1/2013 to 12/31/2013	$12.18	$15.578783	34,544.657

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street/VA
3/4/2005 to 12/31/2005	$ 10.97	$ 11.33	0.0
1/1/2006 to 12/31/2006	$ 11.33	$ 12.86	1,080.0345
1/1/2007 to 12/31/2007	$ 12.86	$ 13.24	3,932.0
1/1/2008 to 12/31/2008	$ 13.24	$ 8.03	6,989.6
1/1/2009 to 12/31/2009	$ 8.03	$10.16	5,254.7
1/1/2010 to 12/31/2010	$10.16	$11.64	3,767.8
1/1/2011 to 12/31/2011	$11.64	$11.47	3,708.7
1/1/2012 to 12/31/2012	$11.47	$13.22	6,800.7
1/1/2013 to 12/31/2013	$13.22	$17.175475	6,448.317
Oppenheimer Main Street Small Cap Fund®/VA
3/4/2005 to 12/31/2005	$ 11.52	$ 12.38	51,438.5832
1/1/2006 to 12/31/2006	$ 12.38	$ 14.03	16,222.9741
1/1/2007 to 12/31/2007	$ 14.03	$ 13.67	52,529.8
1/1/2008 to 12/31/2008	$ 13.67	$ 8.38	52,154.6
1/1/2009 to 12/31/2009	$ 8.38	$11.34	49,503.4
1/1/2010 to 12/31/2010	$11.34	$13.80	46,940.9
1/1/2011 to 12/31/2011	$13.80	$13.31	43,792.5
1/1/2012 to 12/31/2012	$13.31	$15.49	33,294.2
1/1/2013 to 12/31/2013	$15.49	$21.530798	28,298.864
Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$ 11.05	$ 11.98	25,444.9665
1/1/2007 to 12/31/2007	$ 11.98	$ 16.87	35,768.8
1/1/2008 to 12/31/2008	$ 16.87	$ 6.95	57,235.4
1/1/2009 to 12/31/2009	$ 6.95	$11.96	222,307.2
1/1/2010 to 12/31/2010	$11.96	$13.67	77,544.1
1/1/2011 to 12/31/2011	$13.67	$10.32	78,442.5
1/1/2012 to 12/31/2012	$10.32	$11.40	68,052.6
1/1/2013 to 12/31/2013	$11.40	$11.018932	69,841.793
Pioneer Fund VCT
3/4/2005 to 12/31/2005	$ 11.05	$ 11.39	181,569.4594
1/1/2006 to 12/31/2006	$ 11.39	$ 13.11	684,876.7604
1/1/2007 to 12/31/2007	$ 13.11	$ 13.58	8,520.0
1/1/2008 to 12/31/2008	$ 13.58	$ 8.81	6,881.4
1/1/2009 to 12/31/2009	$ 8.81	$10.88	7,898.9
1/1/2010 to 12/31/2010	$10.88	$12.44	22,210.0
1/1/2011 to 12/31/2011	$12.44	$11.74	13,918.0
1/1/2012 to 12/31/2012	$11.74	$12.76	12,965.7
1/1/2013 to 12/31/2013	$12.76	$16.779712	10,730.551
Pioneer High Yield VCT
3/4/2005 to 12/31/2005	$ 10.38	$ 10.34	33,721.8185
1/1/2006 to 12/31/2006	$ 10.34	$ 11.06	47,344.6199
1/1/2007 to 12/31/2007	$ 11.06	$ 11.54	63,983.8
1/1/2008 to 12/31/2008	$ 11.54	$ 7.33	51,899.9
1/1/2009 to 12/31/2009	$ 7.33	$11.61	159,504.1
1/1/2010 to 12/31/2010	$11.61	$13.50	55,862.4
1/1/2011 to 12/31/2011	$13.50	$13.07	49,625.9
1/1/2012 to 12/31/2012	$13.07	$14.94	48,709.1
1/1/2013 to 12/31/2013	$14.94	$16.510394	45,002.303

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$ 11.61	$ 6.31	149,418.9
1/1/2009 to 12/31/2009	$ 6.31	$8.20	155,150.9
1/1/2010 to 12/31/2010	$8.20	$10.41	12,886.6
1/1/2011 to 12/31/2011	$10.41	$11.29	14,221.6
1/1/2012 to 12/31/2012	$11.29	$12.94	24,815.3
1/1/2013 to 12/31/2013	$12.94	$12.976988	30,827.015
PIMCO CommodityRealReturn® Strategy
3/4/2005 to 12/31/2005	$ 10.63	$ 11.44	127,839.9274
1/1/2006 to 12/31/2006	$ 11.44	$ 10.94	320,099.1094
1/1/2007 to 12/31/2007	$ 10.94	$ 13.32	447,160.9
1/1/2008 to 12/31/2008	$ 13.32	$ 7.39	331,184.3
1/1/2009 to 12/31/2009	$ 7.39	$10.33	238,326.5
1/1/2010 to 12/31/2010	$10.33	$12.71	204,120.8
1/1/2011 to 12/31/2011	$12.71	$11.60	197,489.3
1/1/2012 to 12/31/2012	$11.60	$12.08	200,533.6
1/1/2013 to 12/31/2013	$12.08	$10.173266	205,240.851
PIMCO Low Duration
4/27/2007 to 12/31/2007	$ 10.03	$ 10.52	33,619.6
1/1/2008 to 12/31/2008	$ 10.52	$ 10.35	36,264.7
1/1/2009 to 12/31/2009	$ 10.35	$11.59	53,784.4
1/1/2010 to 12/31/2010	$11.59	$12.05	382,934.1
1/1/2011 to 12/31/2011	$12.05	$12.03	367,408.4
1/1/2012 to 12/31/2012	$12.03	$12.58	620,360.1
1/1/2013 to 12/31/2013	$12.58	$12.405874	896,356.268
PIMCO Real Return
3/4/2005 to 12/31/2005	$10.25	$10.32	30,602.7224
1/1/2006 to 12/31/2006	$10.32	$10.27	52,592.8581
1/1/2007 to 12/31/2007	$10.27	$11.22	582,613.8
1/1/2008 to 12/31/2008	$11.22	$10.30	678,323.5
1/1/2009 to 12/31/2009	$10.30	$12.04	409,134.8
1/1/2010 to 12/31/2010	$12.04	$12.86	468,702.0
1/1/2011 to 12/31/2011	$12.86	$14.18	410,613.4
1/1/2012 to 12/31/2012	$14.18	$15.24	569,079.9
1/1/2013 to 12/31/2013	$15.24	$13.659320	521,579.809
PIMCO Total Return
3/4/2005 to 12/31/2005	$10.11	$10.22	667,919.7173
1/1/2006 to 12/31/2006	$10.22	$10.48	1,330,722.636
1/1/2007 to 12/31/2007	$10.48	$11.26	1,969,332.2
1/1/2008 to 12/31/2008	$11.26	$11.65	2,670,120.3
1/1/2009 to 12/31/2009	$11.65	$13.13	2,261,291.6
1/1/2010 to 12/31/2010	$13.13	$14.02	1,842,781.1
1/1/2011 to 12/31/2011	$14.02	$14.35	1,587,476.7
1/1/2012 to 12/31/2012	$14.35	$15.53	1,921,725.1
1/1/2013 to 12/31/2013	$15.53	$15.036194	1,558,615.426
TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.78	2,500.6
1/1/2009 to 12/31/2009	$6.78	$8.78	2,280.9
1/1/2010 to 12/31/2010	$8.78	$9.47	2,117.6
1/1/2011 to 12/31/2011	$9.47	$9.51	990.4
1/1/2012 to 12/31/2012	$9.51	$9.93	979.2
1/1/2013 to 12/31/2013	$9.93	$10.485415	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$ 10.84	$ 6.16	0.0
1/1/2009 to 12/31/2009	$ 6.16	$7.84	0.0
1/1/2010 to 12/31/2010	$7.84	$9.10	1,518,338.6
1/1/2011 to 12/31/2011	$9.10	$8.63	1,510,454.7
1/1/2012 to 12/31/2012	$8.63	$9.62	1,212,289.0
1/1/2013 to 12/31/2013	$9.62	$12.556853	672,463.007
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	446,716.5
1/1/2012 to 12/31/2012	$10.00	$10.74	448,870.3
1/1/2013 to 12/31/2013	$10.74	$14.727641	346,769.148
TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$ 10.42	$ 6.11	194.3
1/1/2009 to 12/31/2009	$ 6.11	$8.63	40,536.4
1/1/2010 to 12/31/2010	$8.63	$11.08	195,530.8
1/1/2011 to 12/31/2011	$11.08	$10.63	188,670.2
1/1/2012 to 12/31/2012	$10.63	$12.18	166,570.2
1/1/2013 to 12/31/2013	$12.18	$16.365540	517,944.252
Invesco V.I. Comstock Fund
3/4/2005 to 12/31/2005	$ 11.03	$ 11.24	277,697.398
1/1/2006 to 12/31/2006	$ 11.24	$ 12.91	105,407.4482
1/1/2007 to 12/31/2007	$ 12.91	$ 12.49	93,005.3
1/1/2008 to 12/31/2008	$ 12.49	$ 7.93	68,901.3
1/1/2009 to 12/31/2009	$ 7.93	$10.09	71,752.9
1/1/2010 to 12/31/2010	$10.09	$11.56	985,532.7
1/1/2011 to 12/31/2011	$11.56	$11.20	1,091,067.0
1/1/2012 to 12/31/2012	$11.20	$13.19	778,609.3
1/1/2013 to 12/31/2013	$13.19	$17.716931	737,146.023
Wanger International
4/27/2007 to 12/31/2007	$ 10.75	$ 11.28	117,722.8
1/1/2008 to 12/31/2008	$11.28	$6.06	85,046.4
1/1/2009 to 12/31/2009	$6.06	$8.97	80,342.7
1/1/2010 to 12/31/2010	$8.97	$11.06	537,924.8
1/1/2011 to 12/31/2011	$11.06	$9.33	507,166.7
1/1/2012 to 12/31/2012	$9.33	$11.20	467,162.7
1/1/2013 to 12/31/2013	$11.20	$13.533070	541,752.127
Wanger USA
3/4/2005 to 12/31/2005	$11.56	$12.54	98,205.2225
1/1/2006 to 12/31/2006	$12.54	$13.36	366,199.7416
1/1/2007 to 12/31/2007	$13.36	$13.91	32,932.3
1/1/2008 to 12/31/2008	$13.91	$8.28	165,418.0
1/1/2009 to 12/31/2009	$8.28	$11.64	131,679.2
1/1/2010 to 12/31/2010	$11.64	$14.18	126,328.4
1/1/2011 to 12/31/2011	$14.18	$13.51	115,311.4
1/1/2012 to 12/31/2012	$13.51	$16.02	104,129.5
1/1/2013 to 12/31/2013	$16.02	$21.155644	125,240.774

Class B

(if you purchased your contract on or after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Invesco V.I. Value Opportunities Fund
6/23/2008 to 12/31/2008	$ 11.07	$ 6.14	0.0
1/1/2009 to 12/31/2009	$ 6.14	$8.97	7,461.7
1/1/2010 to 12/31/2010	$8.97	$9.50	7,812.0
1/1/2011 to 12/31/2011	$9.50	$9.09	15,123.9
1/1/2012 to 12/31/2012	$9.09	$10.56	0.0
1/1/2013 to 12/31/2013	$10.56	$13.929858	0.0
Invesco V.I. Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$ 13.07	$ 9.57	690.1
1/1/2009 to 12/31/2009	$ 9.57	$12.30	65,401.4
1/1/2010 to 12/31/2010	$12.30	$13.85	20,189.3
1/1/2011 to 12/31/2011	$13.85	$12.79	17,236.2
1/1/2012 to 12/31/2012	$12.79	$14.00	17,257.2
1/1/2013 to 12/31/2013	$14.00	$17.797158	15,407.747
AllianceBernstein VPS International Value
6/23/2008 to 12/31/2008	$ 9.04	$ 4.83	4,038.2
1/1/2009 to 12/31/2009	$ 4.83	$6.42	9,495.0
1/1/2010 to 12/31/2010	$6.42	$6.63	11,388.3
1/1/2011 to 12/31/2011	$6.63	$5.28	12,566.8
1/1/2012 to 12/31/2012	$5.28	$5.96	17,434.1
1/1/2013 to 12/31/2013	$5.96	$7.237846	16,064.581
AllianceBernstein VPS Small/Mid Cap Value
6/23/2008 to 12/31/2008	$ 12.83	$ 8.45	10,667.3
1/1/2009 to 12/31/2009	$ 8.45	$11.90	8,685.9
1/1/2010 to 12/31/2010	$11.90	$14.91	14,126.9
1/1/2011 to 12/31/2011	$14.91	$13.47	10,820.2
1/1/2012 to 12/31/2012	$13.47	$15.79	7,523.4
1/1/2013 to 12/31/2013	$15.79	$21.501083	7,729.050
AllianceBernstein VPS Value
6/23/2008 to 12/31/2008	$ 11.08	$ 7.54	0.0
1/1/2009 to 12/31/2009	$ 7.54	$9.01	5,619.3
1/1/2010 to 12/31/2010	$9.01	$9.94	7,005.8
1/1/2011 to 12/31/2011	$9.94	$9.46	5,664.7
1/1/2012 to 12/31/2012	$9.46	$10.81	2,358.2
1/1/2013 to 12/31/2013	$10.81	$14.590483	12,860.425
American Century VP Ultra
6/23/2008 to 12/31/2008	$ 11.24	$ 7.27	0.0
1/1/2009 to 12/31/2009	$ 7.27	$9.65	0.0
1/1/2010 to 12/31/2010	$9.65	$11.05	0.0
1/1/2011 to 12/31/2011	$11.05	$11.02	0.0
1/1/2012 to 12/31/2012	$11.02	$12.39	0.0
1/1/2013 to 12/31/2013	$12.39	$16.753453	0.0
AFIS Asset Allocation Fund
6/23/2008 to 12/31/2008	$ 12.59	$ 9.28	15,450.4
1/1/2009 to 12/31/2009	$ 9.28	$11.34	19,590.3
1/1/2010 to 12/31/2010	$11.34	$12.57	18,772.1
1/1/2011 to 12/31/2011	$12.57	$12.54	35,081.1
1/1/2012 to 12/31/2012	$12.54	$14.36	29,312.6
1/1/2013 to 12/31/2013	$14.36	$17.491472	24,821.767

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Bond Fund
6/23/2008 to 12/31/2008	$ 10.79	$ 9.75	75,768.5
1/1/2009 to 12/31/2009	$ 9.75	$10.81	252,304.0
1/1/2010 to 12/31/2010	$10.81	$11.34	50,350.1
1/1/2011 to 12/31/2011	$11.34	$11.85	35,625.2
1/1/2012 to 12/31/2012	$11.85	$12.30	31,076.1
1/1/2013 to 12/31/2013	$12.30	$11.858698	35,303.772
AFIS Growth Fund
6/23/2008 to 12/31/2008	$ 14.18	$ 8.37	104,988.7
1/1/2009 to 12/31/2009	$ 8.37	$11.49	120,165.4
1/1/2010 to 12/31/2010	$11.49	$13.44	91,792.4
1/1/2011 to 12/31/2011	$13.44	$12.67	87,247.3
1/1/2012 to 12/31/2012	$12.67	$14.72	84,497.7
1/1/2013 to 12/31/2013	$14.72	$18.860004	79,075.748
AFIS Growth-Income Fund
6/23/2008 to 12/31/2008	$ 11.99	$ 8.08	30,695.6
1/1/2009 to 12/31/2009	$ 8.08	$10.45	53,902.9
1/1/2010 to 12/31/2010	$10.45	$11.47	51,716.1
1/1/2011 to 12/31/2011	$11.47	$11.09	45,636.4
1/1/2012 to 12/31/2012	$11.09	$12.84	41,950.1
1/1/2013 to 12/31/2013	$12.84	$16.882467	39,969.721
AFIS International Fund
6/23/2008 to 12/31/2008	$ 16.42	$ 10.62	62,248.4
1/1/2009 to 12/31/2009	$ 10.62	$14.96	277,731.1
1/1/2010 to 12/31/2010	$14.96	$15.81	321,516.2
1/1/2011 to 12/31/2011	$15.71	$13.40	300,398.8
1/1/2012 to 12/31/2012	$13.40	$15.56	230,675.2
1/1/2013 to 12/31/2013	$15.56	$18.647822	248,368.468
BlackRock Basic Value V.I.
6/23/2008 to 12/31/2008	$ 11.92	$ 8.31	23,476.6
1/1/2009 to 12/31/2009	$ 8.31	$10.76	222,301.2
1/1/2010 to 12/31/2010	$10.76	$11.97	4,894.1
1/1/2011 to 12/31/2011	$11.97	$11.52	9,847.7
1/1/2012 to 12/31/2012	$11.52	$12.96	9,427.2
1/1/2013 to 12/31/2013	$12.96	$17.660977	14,061.054
BlackRock Total Return V.I.
6/23/2008 to 12/31/2008	$ 10.46	$ 9.26	5,546.2
1/1/2009 to 12/31/2009	$ 9.26	$10.77	4,990.1
1/1/2010 to 12/31/2010	$10.77	$11.65	15,510.2
1/1/2011 to 12/31/2011	$11.65	$12.20	29,621.5
1/1/2012 to 12/31/2012	$12.20	$13.03	40,433.1
1/1/2013 to 12/31/2013	$13.03	$12.713463	3,347.664
BlackRock Money Market V.I.
6/23/2008 to 12/31/2008	$ 10.90	$ 10.94	22,351.3
1/1/2009 to 12/31/2009	$ 10.94	$10.81	28,120.5
1/1/2010 to 12/31/2010	$10.81	$10.66	50,073.9
1/1/2011 to 12/31/2011	$10.66	$10.52	27,409.9
1/1/2012 to 12/31/2012	$10.52	$10.38	25,182.5
1/1/2013 to 12/31/2013	$10.38	$10.242689	53,909.180

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Capital Appreciation V.I.
6/23/2008 to 12/31/2008	$ 12.88	$8.38	55,896.9
1/1/2009 to 12/31/2009	$ 8.38	$11.25	238,811.0
1/1/2010 to 12/31/2010	$11.25	$13.27	328,332.1
1/1/2011 to 12/31/2011	$13.27	$11.93	356,117.1
1/1/2012 to 12/31/2012	$11.93	$13.40	279,657.6
1/1/2013 to 12/31/2013	$13.40	$17.690309	138,459.202
BlackRock Global Allocation V.I.
6/23/2008 to 12/31/2008	$ 15.39	$ 12.55	133,832.4
1/1/2009 to 12/31/2009	$ 12.55	$15.01	729,103.8
1/1/2010 to 12/31/2010	$15.01	$16.29	757,694.8
1/1/2011 to 12/31/2011	$16.29	$15.52	743,882.5
1/1/2012 to 12/31/2012	$15.52	$16.88	638,505.8
1/1/2013 to 12/31/2013	$16.88	$19.112448	607,063.253
BlackRock U.S. Government Bond V.I.
6/23/2008 to 12/31/2008	$ 10.72	$ 11.47	2,415.1
1/1/2009 to 12/31/2009	$ 11.47	$11.11	24,886.2
1/1/2010 to 12/31/2010	$11.11	$11.92	2,311.7
1/1/2011 to 12/31/2011	$11.92	$12.51	5,729.3
1/1/2012 to 12/31/2012	$12.51	$12.64	2,061.3
1/1/2013 to 12/31/2013	$12.64	$12.060735	2,183.117
BlackRock High Yield V.I.
6/23/2008 to 12/31/2008	$ 11.40	$ 7.95	4,452.6
1/1/2009 to 12/31/2009	$ 7.95	$12.28	14,310.5
1/1/2010 to 12/31/2010	$12.28	$13.98	67,356.3
1/1/2011 to 12/31/2011	$13.98	$14.26	65,048.9
1/1/2012 to 12/31/2012	$14.26	$16.27	62,760.3
1/1/2013 to 12/31/2013	$16.27	$17.547690	115,044.875
BlackRock S&P 500 Index V.I.
6/23/2008 to 12/31/2008	$ 11.95	$ 8.23	8,540.2
1/1/2009 to 12/31/2009	$ 8.23	$10.25	35,162.7
1/1/2010 to 12/31/2010	$10.25	$11.60	22,514.5
1/1/2011 to 12/31/2011	$11.60	$11.64	22,501.2
1/1/2012 to 12/31/2012	$11.64	$13.27	26,068.5
1/1/2013 to 12/31/2013	$13.27	$17.268072	46,231.987
BlackRock International V.I.
6/23/2008 to 12/31/2008	$ 15.35	$ 9.92	9,579.5
1/1/2009 to 12/31/2009	$ 9.92	$12.72	19,980.6
1/1/2010 to 12/31/2010	$12.72	$13.38	11,131.1
1/1/2011 to 12/31/2011	$13.38	$11.39	11,867.7
1/1/2012 to 12/31/2012	$11.39	$12.93	14,552.3
1/1/2013 to 12/31/2013	$12.93	$15.660413	13,247.936
BlackRock Large Cap Core V.I.
6/23/2008 to 12/31/2008	$ 13.50	$ 9.18	17,454.6
1/1/2009 to 12/31/2009	$ 9.18	$11.10	21,213.5
1/1/2010 to 12/31/2010	$11.10	$11.95	20,842.4
1/1/2011 to 12/31/2011	$11.95	$12.07	36,060.9
1/1/2012 to 12/31/2012	$12.07	$13.42	29,631.4
1/1/2013 to 12/31/2013	$13.42	$17.694605	19,625.744

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth V.I.
6/23/2008 to 12/31/2008	$ 12.14	$ 8.09	0.0
1/1/2009 to 12/31/2009	$ 8.09	$10.13	242,484.9
1/1/2010 to 12/31/2010	$10.13	$11.54	2,856.1
1/1/2011 to 12/31/2011	$11.54	$11.66	3,554.1
1/1/2012 to 12/31/2012	$11.66	$13.26	9,646.5
1/1/2013 to 12/31/2013	$13.26	$17.518074	8,441.573
BlackRock Large Cap Value V.I.
6/23/2008 to 12/31/2008	$ 13.88	$ 9.55	444.8
1/1/2009 to 12/31/2009	$ 9.55	$10.77	4,914.2
1/1/2010 to 12/31/2010	$10.77	$11.54	14,261.4
1/1/2011 to 12/31/2011	$11.54	$11.30	13,283.3
1/1/2012 to 12/31/2012	$11.30	$12.66	12,689.1
1/1/2013 to 12/31/2013	$12.66	$16.689068	10,478.800
BlackRock Value Opportunities V.I.
6/23/2008 to 12/31/2008	$ 12.36	$ 7.76	0.0
1/1/2009 to 12/31/2009	$ 7.76	$9.82	1,941.8
1/1/2010 to 12/31/2010	$9.82	$12.47	1,620.4
1/1/2011 to 12/31/2011	$12.41	$12.01	1,469.9
1/1/2012 to 12/31/2012	$12.01	$13.45	1,376.1
1/1/2013 to 12/31/2013	$13.45	$18.897725	9,387.673
BlackRock Global Opportunities V.I.
6/23/2008 to 12/31/2008	$ 9.43	$ 5.78	0.0
1/1/2009 to 12/31/2009	$ 5.78	$7.72	14,699.0
1/1/2010 to 12/31/2010	$7.72	$8.45	14,415.1
1/1/2011 to 12/31/2011	$8.45	$7.29	10,177.2
1/1/2012 to 12/31/2012	$7.29	$8.22	8,717.4
1/1/2013 to 12/31/2013	$8.22	$10.507617	10,892.707
Davis Value
6/23/2008 to 12/31/2008	$ 12.40	$ 8.05	14,652.1
1/1/2009 to 12/31/2009	$ 8.05	$10.42	257,377.4
1/1/2010 to 12/31/2010	$10.42	$11.59	31,792.0
1/1/2011 to 12/31/2011	$11.59	$10.96	26,736.5
1/1/2012 to 12/31/2012	$10.96	$12.23	21,662.3
1/1/2013 to 12/31/2013	$12.23	$16.100047	20,330.577
Dreyfus VIF Appreciation
6/23/2008 to 12/31/2008	$12.29	$9.22	43,035.0
1/1/2009 to 12/31/2009	$9.22	$11.13	3,716.9
1/1/2010 to 12/31/2010	$11.13	$12.64	157,469.7
1/1/2011 to 12/31/2011	$12.64	$13.58	140,455.1
1/1/2012 to 12/31/2012	$13.58	$14.77	109,021.4
1/1/2013 to 12/31/2013	$14.77	$17.625224	84,346.530
Eaton Vance Floating-Rate Income
6/23/2008 to 12/31/2008	$10.77	$7.76	0.0
1/1/2009 to 12/31/2009	$7.76	$11.06	18,442.8
1/1/2010 to 12/31/2010	$11.06	$11.92	21,083.4
1/1/2011 to 12/31/2011	$11.92	$12.08	18,665.2
1/1/2012 to 12/31/2012	$12.08	$12.80	26,657.7
1/1/2013 to 12/31/2013	$12.80	$13.130082	49,290.036

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Large-Cap Value
6/23/2008 to 12/31/2008	$9.97	$6.76	29,587.3
1/1/2009 to 12/31/2009	$6.76	$7.90	298,683.0
1/1/2010 to 12/31/2010	$7.90	$9.01	482,093.9
1/1/2011 to 12/31/2011	$9.01	$8.36	435,037.6
1/1/2012 to 12/31/2012	$8.36	$9.51	313,917.3
1/1/2013 to 12/31/2013	$9.51	$12.089397	243,382.717
Federated Managed Tail Risk Fund II
6/23/2008 to 12/31/2008	$12.86	$9.44	41,339.8
1/1/2009 to 12/31/2009	$9.44	$10.57	216,015.7
1/1/2010 to 12/31/2010	$10.57	$11.79	6,560.6
1/1/2011 to 12/31/2011	$11.79	$11.02	5,511.3
1/1/2012 to 12/31/2012	$11.02	$11.98	3,699.1
1/1/2013 to 12/31/2013	$11.98	$13.760306	2,673.303
Federated Kaufmann
6/23/2008 to 12/31/2008	$14.99	$9.74	7,886.8
1/1/2009 to 12/31/2009	$9.74	$12.44	36,224.2
1/1/2010 to 12/31/2010	$12.44	$14.48	14,821.3
1/1/2011 to 12/31/2011	$14.48	$12.39	14,734.3
1/1/2012 to 12/31/2012	$12.39	$14.34	14,218.4
1/1/2013 to 12/31/2013	$14.34	$19.823952	9,788.862
Templeton Foreign VIP Fund(1)
6/23/2008 to 12/31/2008	$14.83	$9.92	370.5
1/1/2009 to 12/31/2009	$9.92	$13.43	9,440.3
1/1/2010 to 12/31/2010	$13.43	$14.38	9,564.0
1/1/2011 to 12/31/2011	$14.38	$12.69	13,762.9
1/1/2012 to 12/31/2012	$12.69	$14.82	13,204.9
1/1/2013 to 12/31/2013	$14.82	$17.995368	6,727.368
Templeton Growth VIP Fund(2)
6/23/2008 to 12/31/2008	$12.41	$8.26	0.0
1/1/2009 to 12/31/2009	$8.26	$10.69	6,198.7
1/1/2010 to 12/31/2010	$10.69	$11.34	5,999.9
1/1/2011 to 12/31/2011	$11.34	$10.42	6,159.1
1/1/2012 to 12/31/2012	$10.42	$12.46	5,388.1
1/1/2013 to 12/31/2013	$12.46	$16.098410	5,965.795
Janus Aspen Forty
6/23/2008 to 12/31/2008	$13.83	$7.39	54,114.4
1/1/2009 to 12/31/2009	$7.39	$10.65	311,296.8
1/1/2010 to 12/31/2010	$10.65	$11.20	67,615.9
1/1/2011 to 12/31/2011	$11.20	$10.30	62,964.2
1/1/2012 to 12/31/2012	$10.30	$12.59	57,834.2
1/1/2013 to 12/31/2013	$12.59	$16.278308	55,495.496
Janus Aspen – Enterprise
6/23/2008 to 12/31/2008	$11.32	$6.45	28,004.6
1/1/2009 to 12/31/2009	$6.45	$9.20	51,716.9
1/1/2010 to 12/31/2010	$9.20	$11.40	11,557.4
1/1/2011 to 12/31/2011	$11.40	$11.07	8,202.9
1/1/2012 to 12/31/2012	$11.07	$12.79	15.0
1/1/2013 to 12/31/2013	$12.79	$16.683898	14.951

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Capital Appreciation
6/23/2008 to 12/31/2008	$12.63	$7.19	2,234.6
1/1/2009 to 12/31/2009	$7.19	$10.23	5,069.8
1/1/2010 to 12/31/2010	$10.23	$11.03	4,983.7
1/1/2011 to 12/31/2011	$11.03	$10.74	1,707.3
1/1/2012 to 12/31/2012	$10.74	$12.08	1,676.3
1/1/2013 to 12/31/2013	$12.08	$15.435766	1,573.613
Oppenheimer Main Street/VA
6/23/2008 to 12/31/2008	$12.18	$8.00	0.0
1/1/2009 to 12/31/2009	$8.00	$10.11	0.0
1/1/2010 to 12/31/2010	$10.11	$11.56	1,462.7
1/1/2011 to 12/31/2011	$11.56	$11.38	0.0
1/1/2012 to 12/31/2012	$11.38	$13.11	0.0
1/1/2013 to 12/31/2013	$13.11	$17.017832	0.0
Oppenheimer Main Street Small Cap Fund®/VA
6/23/2008 to 12/31/2008	$12.85	$8.34	1,827.4
1/1/2009 to 12/31/2009	$8.34	$11.28	4,086.0
1/1/2010 to 12/31/2010	$11.28	$13.71	3,251.0
1/1/2011 to 12/31/2011	$13.71	$13.22	2,123.2
1/1/2012 to 12/31/2012	$13.22	$15.36	2,535.8
1/1/2013 to 12/31/2013	$15.36	$21.333224	2,123.190
Pioneer Emerging Markets VCT
6/23/2008 to 12/31/2008	$14.84	$6.93	5,446.8
1/1/2009 to 12/31/2009	$6.93	$11.92	71,892.5
1/1/2010 to 12/31/2010	$11.92	$13.61	30,313.3
1/1/2011 to 12/31/2011	$13.61	$10.26	26,687.8
1/1/2012 to 12/31/2012	$10.26	$11.32	17,018.9
1/1/2013 to 12/31/2013	$11.32	$10.933118	23,200.728
Pioneer Fund VCT
6/23/2008 to 12/31/2008	$12.45	$8.77	0.0
1/1/2009 to 12/31/2009	$8.77	$10.82	0.0
1/1/2010 to 12/31/2010	$10.82	$12.37	2,051.2
1/1/2011 to 12/31/2011	$12.37	$11.66	0.0
1/1/2012 to 12/31/2012	$11.66	$12.66	0.0
1/1/2013 to 12/31/2013	$12.66	$16.625695	0.0
Pioneer High Yield VCT
6/23/2008 to 12/31/2008	$11.34	$7.30	0.0
1/1/2009 to 12/31/2009	$7.30	$11.54	60,231.5
1/1/2010 to 12/31/2010	$11.54	$13.41	18,049.4
1/1/2011 to 12/31/2011	$13.41	$12.97	22,198.0
1/1/2012 to 12/31/2012	$12.97	$14.82	17,237.9
1/1/2013 to 12/31/2013	$14.82	$16.358813	37,913.728
Pioneer Real Estate Shares VCT
6/23/2008 to 12/31/2008	$10.29	$6.31	20,988.6
1/1/2009 to 12/31/2009	$6.31	$8.19	54,160.5
1/1/2010 to 12/31/2010	$8.19	$10.38	19,692.5
1/1/2011 to 12/31/2011	$10.38	$11.25	11,338.3
1/1/2012 to 12/31/2012	$11.25	$12.88	4,125.4
1/1/2013 to 12/31/2013	$12.88	$12.901751	5,727.092

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy
6/23/2008 to 12/31/2008	$16.88	$7.36	21,893.1
1/1/2009 to 12/31/2009	$7.36	$10.28	65,614.6
1/1/2010 to 12/31/2010	$10.28	$12.63	64,654.5
1/1/2011 to 12/31/2011	$12.63	$11.52	64,308.1
1/1/2012 to 12/31/2012	$11.52	$11.98	56,004.2
1/1/2013 to 12/31/2013	$11.98	$10.079826	69,313.026
PIMCO Low Duration
6/23/2008 to 12/31/2008	$10.55	$10.33	5,982.4
1/1/2009 to 12/31/2009	$10.33	$11.55	46,282.6
1/1/2010 to 12/31/2010	$11.55	$12.00	165,405.1
1/1/2011 to 12/31/2011	$12.00	$11.98	148,569.3
1/1/2012 to 12/31/2012	$11.98	$12.51	277,616.1
1/1/2013 to 12/31/2013	$12.51	$12.321659	427,000.790
PIMCO Real Return
6/23/2008 to 12/31/2008	$11.38	$10.26	57,118.3
1/1/2009 to 12/31/2009	$10.26	$11.98	139,833.2
1/1/2010 to 12/31/2010	$11.98	$12.78	193,173.0
1/1/2011 to 12/31/2011	$12.78	$14.08	158,604.7
1/1/2012 to 12/31/2012	$14.08	$15.11	227.418.0
1/1/2013 to 12/31/2013	$15.11	$13.533903	238,200.082
PIMCO Total Return
6/23/2008 to 12/31/2008	$11.30	$11.61	214,265.8
1/1/2009 to 12/31/2009	$11.61	$13.06	849,378.3
1/1/2010 to 12/31/2010	$13.06	$13.93	776,412.7
1/1/2011 to 12/31/2011	$13.93	$14.24	700,303.5
1/1/2012 to 12/31/2012	$14.24	$15.40	891,998.7
1/1/2013 to 12/31/2013	$15.40	$14.898106	756,560.850
TA AllianceBernstein Dynamic Allocation
6/23/2008 to 12/31/2008	$10.33	$6.77	0.0
1/1/2009 to 12/31/2009	$6.77	$8.77	569.0
1/1/2010 to 12/31/2010	$8.77	$9.44	1,408.4
1/1/2011 to 12/31/2011	$9.44	$9.47	1,313.5
1/1/2012 to 12/31/2012	$9.47	$9.89	1,400.4
1/1/2013 to 12/31/2013	$9.89	$10.424671	1,411.963
TA WMC Diversified Growth
6/23/2008 to 12/31/2008	$10.22	$6.15	0.0
1/1/2009 to 12/31/2009	$6.15	$7.83	0.0
1/1/2010 to 12/31/2010	$7.83	$9.07	523,862.4
1/1/2011 to 12/31/2011	$9.07	$8.60	517,770.2
1/1/2012 to 12/31/2012	$8.60	$9.58	408,502.2
1/1/2013 to 12/31/2013	$9.58	$12.484097	246,877.843
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	145,889.7
1/1/2012 to 12/31/2012	$10.00	$10.73	153,789.1
1/1/2013 to 12/31/2013	$10.73	$14.698211	139,994.741
TA Systematic Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.78	$6.11	897.0
1/1/2009 to 12/31/2009	$6.11	$8.61	9,824.1
1/1/2010 to 12/31/2010	$8.61	$11.05	48,448.1
1/1/2011 to 12/31/2011	$11.05	$10.59	50,599.9
1/1/2012 to 12/31/2012	$10.59	$12.12	44,668.2
1/1/2013 to 12/31/2013	$12.12	$16.270721	190,840.289

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Comstock Fund
6/23/2008 to 12/31/2008	$10.67	$7.90	0.0
1/1/2009 to 12/31/2009	$7.90	$10.04	3,638.8
1/1/2010 to 12/31/2010	$10.04	$11.49	344,555.7
1/1/2011 to 12/31/2011	$11.49	$11.12	379,518.7
1/1/2012 to 12/31/2012	$11.12	$13.09	270,889.7
1/1/2013 to 12/31/2013	$13.09	$17.554181	260,398.738
Wanger International
6/23/2008 to 12/31/2008	$10.30	$6.05	634.2
1/1/2009 to 12/31/2009	$6.05	$8.94	1,929.1
1/1/2010 to 12/31/2010	$8.94	$11.02	122,371.5
1/1/2011 to 12/31/2011	$11.02	$9.28	128,047.1
1/1/2012 to 12/31/2012	$9.28	$11.13	120,461.6
1/1/2013 to 12/31/2013	$11.13	$13.441212	169,872.076
Wanger USA
6/23/2008 to 12/31/2008	$13.19	$8.25	7,252.8
1/1/2009 to 12/31/2009	$8.25	$11.58	42,508.1
1/1/2010 to 12/31/2010	$11.58	$14.09	45,938.1
1/1/2011 to 12/31/2011	$14.09	$13.42	43,951.6
1/1/2012 to 12/31/2012	$13.42	$15.88	40,147.7
1/1/2013 to 12/31/2013	$15.88	$20.961334	58,761.440

Class L

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund
3/4/2005 to 12/31/2005	$11.27	$11.53	5,378.8771
1/1/2006 to 12/31/2006	$11.53	$12.86	12,629.9175
1/1/2007 to 12/31/2007	$12.86	$12.87	22,206.7
1/1/2008 to 12/31/2008	$12.87	$6.12	21,015.7
1/1/2009 to 12/31/2009	$6.12	$8.92	21,402.2
1/1/2010 to 12/31/2010	$8.92	$9.44	18,464.7
1/1/2011 to 12/31/2011	$9.44	$9.03	18,969.5
1/1/2012 to 12/31/2012	$9.03	$10.47	13,118.2
1/1/2013 to 12/31/2013	$10.47	$13.802045	12,936.878
Invesco V.I. Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.08	$11.43	25,972.8925
1/1/2006 to 12/31/2006	$11.43	$12.53	52,267.242
1/1/2007 to 12/31/2007	$12.53	$13.53	63,094.4
1/1/2008 to 12/31/2008	$13.53	$9.53	77,705.6
1/1/2009 to 12/31/2009	$9.53	$12.24	435,423.2
1/1/2010 to 12/31/2010	$12.24	$13.76	86,328.6
1/1/2011 to 12/31/2011	$13.76	$12.70	74,234.3
1/1/2012 to 12/31/2012	$12.70	$13.89	76,474.1
1/1/2013 to 12/31/2013	$13.89	$17.633850	56,947.404
AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.54	$10.45	80,740.6
1/1/2008 to 12/31/2008	$10.45	$4.82	242,428.7
1/1/2009 to 12/31/2009	$4.82	$6.40	175,890.2
1/1/2010 to 12/31/2010	$6.40	$6.60	101,730.9
1/1/2011 to 12/31/2011	$6.60	$5.25	88,286.8
1/1/2012 to 12/31/2012	$5.25	$5.93	102,262.8
1/1/2013 to 12/31/2013	$5.93	$7.188698	98,203.880
AllianceBernstein VPS Small/Mid Cap Value
3/4/2005 to 12/31/2005	$11.32	$11.72	332,368.5633
1/1/2006 to 12/31/2006	$11.72	$13.22	688,607.1639
1/1/2007 to 12/31/2007	$13.22	$13.25	266,392.6
1/1/2008 to 12/31/2008	$13.25	$8.41	302,972.7
1/1/2009 to 12/31/2009	$8.41	$11.84	101,887.9
1/1/2010 to 12/31/2010	$11.84	$14.81	91,274.4
1/1/2011 to 12/31/2011	$14.81	$13.38	85,473.4
1/1/2012 to 12/31/2012	$13.38	$15.66	77,328.7
1/1/2013 to 12/31/2013	$15.66	$21.303834	72,236.450
AllianceBernstein VPS Value
3/4/2005 to 12/31/2005	$11.18	$11.38	7,363.2931
1/1/2006 to 12/31/2006	$11.38	$13.60	12,986.2787
1/1/2007 to 12/31/2007	$13.60	$12.88	71,272.9
1/1/2008 to 12/31/2008	$12.88	$7.51	56,231.7
1/1/2009 to 12/31/2009	$7.51	$8.96	45,925.4
1/1/2010 to 12/31/2010	$8.96	$9.88	46,647.5
1/1/2011 to 12/31/2011	$9.88	$9.40	49,173.5
1/1/2012 to 12/31/2012	$9.40	$10.72	45,166.4
1/1/2013 to 12/31/2013	$10.72	$14.456543	42,144.595

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century VP Ultra
3/4/2005 to 12/31/2005	$10.79	$11.04	2,610.6528
1/1/2006 to 12/31/2006	$11.04	$10.53	4,176.2155
1/1/2007 to 12/31/2007	$10.53	$12.56	4,727.3
1/1/2008 to 12/31/2008	$12.56	$7.24	4,693.4
1/1/2009 to 12/31/2009	$7.24	$9.60	2,880.2
1/1/2010 to 12/31/2010	$9.60	$10.98	2,862.9
1/1/2011 to 12/31/2011	$10.98	$10.94	2,846.5
1/1/2012 to 12/31/2012	$10.94	$12.29	2,829.7
1/1/2013 to 12/31/2013	$12.29	$16.599650	1,731.143
AFIS Asset Allocation Fund
3/4/2005 to 12/31/2005	$10.64	$11.26	263,447.7799
1/1/2006 to 12/31/2006	$11.26	$12.71	338,593.9718
1/1/2007 to 12/31/2007	$12.71	$13.32	579,729.4
1/1/2008 to 12/31/2008	$13.32	$9.24	496,471.6
1/1/2009 to 12/31/2009	$9.24	$11.28	478,304.4
1/1/2010 to 12/31/2010	$11.28	$12.49	444,302.9
1/1/2011 to 12/31/2011	$12.49	$12.45	410,394.1
1/1/2012 to 12/31/2012	$12.45	$14.24	374,647.2
1/1/2013 to 12/31/2013	$14.24	$17.330994	323,803.973
AFIS Bond Fund
3/4/2005 to 12/31/2005	$10.19	$10.16	354,335.4766
1/1/2006 to 12/31/2006	$10.16	$10.70	1,428,767.985
1/1/2007 to 12/31/2007	$10.70	$10.88	2,080,880.7
1/1/2008 to 12/31/2008	$10.88	$9.70	1,590,869.8
1/1/2009 to 12/31/2009	$9.70	$10.75	1,361,486.5
1/1/2010 to 12/31/2010	$10.75	$11.27	307,251.3
1/1/2011 to 12/31/2011	$11.27	$11.77	246,398.8
1/1/2012 to 12/31/2012	$11.77	$12.20	278,851.8
1/1/2013 to 12/31/2013	$12.20	$11.749880	258,581.570
AFIS Growth Fund
3/4/2005 to 12/31/2005	$11.17	$12.60	1,007,070.524
1/1/2006 to 12/31/2006	$12.60	$13.67	2,373,020.445
1/1/2007 to 12/31/2007	$13.67	$15.11	2,228,328.1
1/1/2008 to 12/31/2008	$15.11	$8.33	2,991,695.9
1/1/2009 to 12/31/2009	$8.33	$11.43	1,355,741.3
1/1/2010 to 12/31/2010	$11.43	$13.35	993,121.1
1/1/2011 to 12/31/2011	$13.35	$12.58	779,862.6
1/1/2012 to 12/31/2012	$12.58	$14.59	701,361.9
1/1/2013 to 12/31/2013	$14.59	$18.686927	631,109.132
AFIS Growth-Income Fund
3/4/2005 to 12/31/2005	$10.85	$11.22	220,604.117
1/1/2006 to 12/31/2006	$11.22	$12.73	473,450.3971
1/1/2007 to 12/31/2007	$12.73	$13.15	711,787.8
1/1/2008 to 12/31/2008	$13.15	$8.05	705,118.
1/1/2009 to 12/31/2009	$8.05	$10.39	655,351.9
1/1/2010 to 12/31/2010	$10.39	$11.40	611,341.2
1/1/2011 to 12/31/2011	$11.40	$11.01	532,012.9
1/1/2012 to 12/31/2012	$11.01	$12.73	482,804.8
1/1/2013 to 12/31/2013	$12.73	$16.727547	455,782.145

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS International Fund
3/4/2005 to 12/31/2005	$11.61	$13.42	431,659.3666
1/1/2006 to 12/31/2006	$13.42	$15.71	1,296,340.166
1/1/2007 to 12/31/2007	$15.71	$18.56	2,027,135.7
1/1/2008 to 12/31/2008	$18.56	$10.57	2,311,672.2
1/1/2009 to 12/31/2009	$10.57	$14.88	2,597,216.2
1/1/2010 to 12/31/2010	$14.88	$15.71	2,492,390.1
1/1/2011 to 12/31/2011	$15.71	$13.30	2,153,969.2
1/1/2012 to 12/31/2012	$13.30	$15.44	1,702,805.1
1/1/2013 to 12/31/2013	$15.44	$18.476687	1,634,434.206
BlackRock Basic Value V.I.
3/4/2005 to 12/31/2005	$11.00	$11.02	34,299.6969
1/1/2006 to 12/31/2006	$11.02	$13.24	60,370.1932
1/1/2007 to 12/31/2007	$13.24	$13.28	722,266.9
1/1/2008 to 12/31/2008	$13.28	$8.28	681,165.5
1/1/2009 to 12/31/2009	$8.28	$10.70	1,392,333.6
1/1/2010 to 12/31/2010	$10.70	$11.90	134,985.0
1/1/2011 to 12/31/2011	$11.90	$11.44	139,852.3
1/1/2012 to 12/31/2012	$11.44	$12.86	136,250.2
1/1/2013 to 12/31/2013	$12.86	$17.498882	116,667.764
BlackRock Total Return V.I.
3/4/2005 to 12/31/2005	$10.10	$10.13	74,810.1293
1/1/2006 to 12/31/2006	$10.13	$10.43	193,101.1405
1/1/2007 to 12/31/2007	$10.43	$10.65	302,795.7
1/1/2008 to 12/31/2008	$10.65	$9.22	241,692.1
1/1/2009 to 12/31/2009	$9.22	$10.72	195,383.0
1/1/2010 to 12/31/2010	$10.72	$11.58	165,850.8
1/1/2011 to 12/31/2011	$11.58	$12.12	145,062.3
1/1/2012 to 12/31/2012	$12.12	$12.93	125,863.9
1/1/2013 to 12/31/2013	$12.93	$12.596733	120,382.599
BlackRock Money Market V.I.
3/4/2005 to 12/31/2005	$10.01	$10.12	221,994.8563
1/1/2006 to 12/31/2006	$10.12	$10.43	732,117.9151
1/1/2007 to 12/31/2007	$10.43	$10.78	307,858.6
1/1/2008 to 12/31/2008	$10.78	$10.89	567,758.4
1/1/2009 to 12/31/2009	$10.89	$10.75	677,971.7
1/1/2010 to 12/31/2010	$10.75	$10.60	619,364.1
1/1/2011 to 12/31/2011	$10.60	$10.45	596,890.2
1/1/2012 to 12/31/2012	$10.45	$10.30	498,768.4
1/1/2013 to 12/31/2013	$10.30	$10.148636	415,048.186
BlackRock Capital Appreciation V.I.
3/4/2005 to 12/31/2005	$10.86	$11.45	23,735.1016
1/1/2006 to 12/31/2006	$11.45	$11.80	53,253.5725
1/1/2007 to 12/31/2007	$11.80	$13.85	1,234,615.7
1/1/2008 to 12/31/2008	$13.85	$8.35	1,551,442.7
1/1/2009 to 12/31/2009	$8.35	$11.19	1,555,931.2
1/1/2010 to 12/31/2010	$11.19	$13.19	1,922,057.7
1/1/2011 to 12/31/2011	$13.19	$11.84	1,951,439.4
1/1/2012 to 12/31/2012	$11.84	$13.29	1,458,138.8
1/1/2013 to 12/31/2013	$13.29	$17.527909	692,133.192

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation V.I.
3/4/2005 to 12/31/2005	$11.18	$11.88	241,330.1781
1/1/2006 to 12/31/2006	$11.88	$13.64	641,238.0789
1/1/2007 to 12/31/2007	$13.64	$15.73	1,341,509.4
1/1/2008 to 12/31/2008	$15.73	$12.49	1,703,312.9
1/1/2009 to 12/31/2009	$12.49	$14.93	1,705,480.0
1/1/2010 to 12/31/2010	$14.93	$16.19	1,924,055.1
1/1/2011 to 12/31/2011	$16.19	$15.40	1,777,072.0
1/1/2012 to 12/31/2012	$15.40	$16.74	1,597,263.4
1/1/2013 to 12/31/2013	$16.74	$18.937048	1,585,584.177
BlackRock U.S. Government Bond V.I.
3/4/2005 to 12/31/2005	$10.09	$10.23	10,924.537
1/1/2006 to 12/31/2006	$10.23	$10.48	15,739.3923
1/1/2007 to 12/31/2007	$10.48	$10.75	31,382.5
1/1/2008 to 12/31/2008	$10.75	$11.42	132,700.5
1/1/2009 to 12/31/2009	$11.42	$11.05	147,564.6
1/1/2010 to 12/31/2010	$11.05	$11.85	32,650.3
1/1/2011 to 12/31/2011	$11.85	$12.42	29,843.4
1/1/2012 to 12/31/2012	$12.42	$12.53	26,223.1
1/1/2013 to 12/31/2013	$12.53	$11.950003	27,246.557
BlackRock High Yield V.I.
3/4/2005 to 12/31/2005	$10.47	$10.41	28,038.8631
1/1/2006 to 12/31/2006	$10.41	$11.24	45,775.5058
1/1/2007 to 12/31/2007	$11.24	$11.34	93,565.9
1/1/2008 to 12/31/2008	$11.34	$7.92	91,415.7
1/1/2009 to 12/31/2009	$7.92	$12.22	81,359.8
1/1/2010 to 12/31/2010	$12.22	$13.90	276,396.0
1/1/2011 to 12/31/2011	$13.90	$14.15	254,264.8
1/1/2012 to 12/31/2012	$14.15	$16.13	242,750.4
1/1/2013 to 12/31/2013	$16.13	$17.386627	458,358.947
BlackRock S&P 500 Index V.I.
3/4/2005 to 12/31/2005	$10.97	$11.20	60,708.5457
1/1/2006 to 12/31/2006	$11.20	$12.75	66,740.2142
1/1/2007 to 12/31/2007	$12.75	$13.25	89,007.5
1/1/2008 to 12/31/2008	$13.25	$8.20	101,629.4
1/1/2009 to 12/31/2009	$8.20	$10.19	69,324.6
1/1/2010 to 12/31/2010	$10.19	$11.53	101,349.4
1/1/2011 to 12/31/2011	$11.53	$11.55	81,534.9
1/1/2012 to 12/31/2012	$11.55	$13.16	163,724.8
1/1/2013 to 12/31/2013	$13.16	$17.109586	192,880.485
BlackRock International V.I.
3/4/2005 to 12/31/2005	$12.02	$12.72	38,336.7921
1/1/2006 to 12/31/2006	$12.72	$16.03	95,551.0265
1/1/2007 to 12/31/2007	$16.03	$17.43	139,216.6
1/1/2008 to 12/31/2008	$17.43	$9.88	130,086.7
1/1/2009 to 12/31/2009	$9.88	$12.66	101,713.7
1/1/2010 to 12/31/2010	$12.66	$13.29	103,857.5
1/1/2011 to 12/31/2011	$13.29	$11.31	79,866.0
1/1/2012 to 12/31/2012	$11.31	$12.83	84,369.4
1/1/2013 to 12/31/2013	$12.83	$15.516664	101,919.032

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core V.I.
3/4/2005 to 12/31/2005	$11.75	$12.54	117,090.9609
1/1/2006 to 12/31/2006	$12.54	$14.18	249,738.0546
1/1/2007 to 12/31/2007	$14.18	$15.14	366,570.9
1/1/2008 to 12/31/2008	$15.14	$9.14	366,304.9
1/1/2009 to 12/31/2009	$9.14	$11.04	341,872.5
1/1/2010 to 12/31/2010	$11.04	$11.87	328,589.2
1/1/2011 to 12/31/2011	$11.87	$11.98	287,908.5
1/1/2012 to 12/31/2012	$11.98	$13.31	280,291.7
1/1/2013 to 12/31/2013	$13.31	$17.532303	236,239.935
BlackRock Large Cap Growth V.I.
3/4/2005 to 12/31/2005	$11.23	$12.22	30,549.6985
1/1/2006 to 12/31/2006	$12.22	$12.91	99,579.9228
1/1/2007 to 12/31/2007	$12.91	$13.79	168,479.2
1/1/2008 to 12/31/2008	$13.79	$8.06	171,066.9
1/1/2009 to 12/31/2009	$8.06	$10.07	1,688,622.6
1/1/2010 to 12/31/2010	$10.07	$11.47	166,606.8
1/1/2011 to 12/31/2011	$11.47	$11.58	144,171.1
1/1/2012 to 12/31/2012	$11.58	$13.15	126,831.7
1/1/2013 to 12/31/2013	$13.15	$17.357304	109,641.406
BlackRock Large Cap Value V.I.
3/4/2005 to 12/31/2005	$12.00	$12.88	297,220.3146
1/1/2006 to 12/31/2006	$12.88	$14.73	165,990.991
1/1/2007 to 12/31/2007	$14.73	$15.37	265,863.4
1/1/2008 to 12/31/2008	$15.37	$9.51	233,252.5
1/1/2009 to 12/31/2009	$9.51	$10.71	248,112.1
1/1/2010 to 12/31/2010	$10.71	$11.47	202,037.9
1/1/2011 to 12/31/2011	$11.47	$11.22	165,636.2
1/1/2012 to 12/31/2012	$11.22	$12.56	145,756.1
1/1/2013 to 12/31/2013	$12.56	$16.535906	115,815.399
BlackRock Value Opportunities V.I.
3/4/2005 to 12/31/2005	$11.05	$12.04	16,036.8838
1/1/2006 to 12/31/2006	$12.04	$13.38	29,132.2845
1/1/2007 to 12/31/2007	$13.38	$13.07	77,085.8
1/1/2008 to 12/31/2008	$13.07	$7.72	97,482.5
1/1/2009 to 12/31/2009	$7.72	$9.77	74,646.1
1/1/2010 to 12/31/2010	$9.77	$12.40	62,420.7
1/1/2011 to 12/31/2011	$12.40	$11.92	68,684.3
1/1/2012 to 12/31/2012	$11.92	$13.34	68,184.4
1/1/2013 to 12/31/2013	$13.34	$18.724292	55,864.234
BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.78	1,103.8
1/1/2009 to 12/31/2009	$5.78	$7.71	17,874.3
1/1/2010 to 12/31/2010	$7.71	$8.43	25,318.0
1/1/2011 to 12/31/2011	$8.43	$7.27	26,562.3
1/1/2012 to 12/31/2012	$7.27	$8.19	9,525.7
1/1/2013 to 12/31/2013	$8.19	$10.448495	15,195.963

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Davis Value
3/4/2005 to 12/31/2005	$11.13	$11.66	168,465.7883
1/1/2006 to 12/31/2006	$11.66	$13.22	985,841.6387
1/1/2007 to 12/31/2007	$13.22	$13.64	564,452.3
1/1/2008 to 12/31/2008	$13.64	$8.02	571,946.4
1/1/2009 to 12/31/2009	$8.02	$10.37	1,811,034.3
1/1/2010 to 12/31/2010	$10.37	$11.52	457,463.3
1/1/2011 to 12/31/2011	$11.52	$10.88	379,491.2
1/1/2012 to 12/31/2012	$10.88	$12.13	352,753.0
1/1/2013 to 12/31/2013	$12.13	$15.952236	298,807.681
Dreyfus VIF Appreciation
3/4/2005 to 12/31/2005	$11.06	$10.96	569,603.7836
1/1/2006 to 12/31/2006	$10.96	$12.56	748,883.5274
1/1/2007 to 12/31/2007	$12.56	$13.24	995,254.1
1/1/2008 to 12/31/2008	$13.24	$9.18	1,210,609.7
1/1/2009 to 12/31/2009	$9.18	$11.07	53,526.0
1/1/2010 to 12/31/2010	$11.07	$12.57	781,926.3
1/1/2011 to 12/31/2011	$12.57	$13.48	728,847.5
1/1/2012 to 12/31/2012	$13.48	$14.65	624,589.6
1/1/2013 to 12/31/2013	$14.65	$17.463384	445,619.117
Eaton Vance Floating-Rate Income
3/4/2005 to 12/31/2005	$10.11	$10.30	283,483.8457
1/1/2006 to 12/31/2006	$10.30	$10.72	788,467.2664
1/1/2007 to 12/31/2007	$10.72	$10.75	31,533.0
1/1/2008 to 12/31/2008	$10.75	$7.72	45,820.9
1/1/2009 to 12/31/2009	$7.72	$11.00	52,328.0
1/1/2010 to 12/31/2010	$11.00	$11.85	63,819.6
1/1/2011 to 12/31/2011	$11.85	$11.99	56,679.8
1/1/2012 to 12/31/2012	$11.99	$12.70	49,460.5
1/1/2013 to 12/31/2013	$12.70	$13.009508	68,700.533
Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.52	723,538.2
1/1/2008 to 12/31/2008	$10.52	$6.75	674,075.1
1/1/2009 to 12/31/2009	$6.75	$7.88	1,682,901.8
1/1/2010 to 12/31/2010	$7.88	$8.97	2,449,029.1
1/1/2011 to 12/31/2011	$8.97	$8.32	1,995,287.2
1/1/2012 to 12/31/2012	$8.32	$9.45	1,483,861.0
1/1/2013 to 12/31/2013	$9.45	$12.008410	1,123,275.817
Federated Managed Tail Risk Fund II
3/4/2005 to 12/31/2005	$10.96	$10.89	0.0
1/1/2006 to 12/31/2006	$10.89	$12.47	1,108.8928
1/1/2007 to 12/31/2007	$12.47	$13.50	911,720.3
1/1/2008 to 12/31/2008	$13.50	$9.40	1,130,135.4
1/1/2009 to 12/31/2009	$9.40	$10.51	1,357,450.5
1/1/2010 to 12/31/2010	$10.51	$11.72	5,145.3
1/1/2011 to 12/31/2011	$11.72	$10.94	3,743.5
1/1/2012 to 12/31/2012	$10.94	$11.88	3,203.5
1/1/2013 to 12/31/2013	$11.88	$13.633980	6,882.335
Federated Kaufmann
3/4/2005 to 12/31/2005	$11.35	$12.51	46,003.7619
1/1/2006 to 12/31/2006	$12.51	$14.17	107,028.548
1/1/2007 to 12/31/2007	$14.17	$16.90	479,326.0
1/1/2008 to 12/31/2008	$16.90	$9.70	363,950.5
1/1/2009 to 12/31/2009	$9.70	$12.37	338,508.8
1/1/2010 to 12/31/2010	$12.37	$14.39	119,458.7
1/1/2011 to 12/31/2011	$14.39	$12.30	91,367.5
1/1/2012 to 12/31/2012	$12.30	$14.22	67,700.7
1/1/2013 to 12/31/2013	$14.22	$19.641924	57,636.702

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Foreign VIP Fund(1)
3/4/2005 to 12/31/2005	$11.66	$12.31	88,191.1934
1/1/2006 to 12/31/2006	$12.31	$14.75	211,995.7502
1/1/2007 to 12/31/2007	$14.75	$16.80	280,347.0
1/1/2008 to 12/31/2008	$16.80	$9.88	258,656.2
1/1/2009 to 12/31/2009	$9.88	$13.36	206,541.1
1/1/2010 to 12/31/2010	$13.36	$14.29	225,392.0
1/1/2011 to 12/31/2011	$14.29	$12.60	209,401.1
1/1/2012 to 12/31/2012	$12.60	$14.70	181,778.5
1/1/2013 to 12/31/2013	$14.70	$17.830080	113,510.022
Templeton Growth VIP Fund(2)
3/4/2005 to 12/31/2005	$11.47	$11.91	229,012.9189
1/1/2006 to 12/31/2006	$11.91	$14.32	79,066.9754
1/1/2007 to 12/31/2007	$14.32	$14.45	109,594.7
1/1/2008 to 12/31/2008	$14.45	$8.22	104,625.6
1/1/2009 to 12/31/2009	$8.22	$10.64	83,318.9
1/1/2010 to 12/31/2010	$10.64	$11.27	71,325.8
1/1/2011 to 12/31/2011	$11.27	$10.35	69,556.3
1/1/2012 to 12/31/2012	$10.35	$12.36	50,809.5
1/1/2013 to 12/31/2013	$12.36	$15.950667	45,999.573
Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.42	2,196,077.8
1/1/2008 to 12/31/2008	$13.42	$7.37	1,029,580.2
1/1/2009 to 12/31/2009	$7.37	$10.62	1,724,202.4
1/1/2010 to 12/31/2010	$10.62	$11.16	105,247.6
1/1/2011 to 12/31/2011	$11.16	$10.25	84,620.5
1/1/2012 to 12/31/2012	$10.25	$12.52	65,753.4
1/1/2013 to 12/31/2013	$12.52	$16.167771	59,389.642
Janus Aspen – Enterprise
5/1/2007 to 12/31/2007	$10.58	$11.62	463,482.7
1/1/2008 to 12/31/2008	$11.62	$6.44	362,560.4
1/1/2009 to 12/31/2009	$6.44	$9.17	282,524.8
1/1/2010 to 12/31/2010	$9.17	$11.36	29,106.5
1/1/2011 to 12/31/2011	$11.36	$11.02	26,973.4
1/1/2012 to 12/31/2012	$11.02	$12.72	7,760.5
1/1/2013 to 12/31/2013	$12.72	$16.570635	7,684.583
Oppenheimer Capital Appreciation
3/4/2005 to 12/31/2005	$10.76	$11.19	16,741.0044
1/1/2006 to 12/31/2006	$11.19	$11.89	33,684.1417
1/1/2007 to 12/31/2007	$11.89	$13.35	42,252.5
1/1/2008 to 12/31/2008	$13.35	$7.16	37,223.9
1/1/2009 to 12/31/2009	$7.16	$10.18	35,249.5
1/1/2010 to 12/31/2010	$10.18	$10.96	37,660.1
1/1/2011 to 12/31/2011	$10.96	$10.67	33,693.6
1/1/2012 to 12/31/2012	$10.67	$11.98	28,107.2
1/1/2013 to 12/31/2013	$11.98	$15.294085	29,162.947

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street/VA
3/4/2005 to 12/31/2005	$10.96	$11.30	10,518.6749
1/1/2006 to 12/31/2006	$11.30	$12.80	12,103.5025
1/1/2007 to 12/31/2007	$12.80	$13.15	13,215.1
1/1/2008 to 12/31/2008	$13.15	$7.96	13,759.7
1/1/2009 to 12/31/2009	$7.96	$10.05	16,069.5
1/1/2010 to 12/31/2010	$10.05	$11.49	8,725.6
1/1/2011 to 12/31/2011	$11.49	$11.30	9,956.7
1/1/2012 to 12/31/2012	$11.30	$13.00	7,305.3
1/1/2013 to 12/31/2013	$13.00	$16.861586	5,883.404
Oppenheimer Main Street Small Cap Fund®/VA
3/4/2005 to 12/31/2005	$11.51	$12.35	90,298.9536
1/1/2006 to 12/31/2006	$12.35	$13.97	35,810.8638
1/1/2007 to 12/31/2007	$13.97	$13.59	68,742.4
1/1/2008 to 12/31/2008	$13.59	$8.31	68,052.6
1/1/2009 to 12/31/2009	$8.31	$11.22	123,276.7
1/1/2010 to 12/31/2010	$11.22	$13.63	74,458.5
1/1/2011 to 12/31/2011	$13.63	$13.12	65,936.8
1/1/2012 to 12/31/2012	$13.12	$15.24	57,665.1
1/1/2013 to 12/31/2013	$15.24	$21.137516	47,615.012
Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.05	$11.96	25,902.1773
1/1/2007 to 12/31/2007	$11.96	$16.81	52,118.5
1/1/2008 to 12/31/2008	$16.81	$6.91	94,842.0
1/1/2009 to 12/31/2009	$6.91	$11.87	386,272.7
1/1/2010 to 12/31/2010	$11.87	$13.54	112,224.5
1/1/2011 to 12/31/2011	$13.54	$10.21	102,553.2
1/1/2012 to 12/31/2012	$10.21	$11.24	73,298.2
1/1/2013 to 12/31/2013	$11.24	$10.847986	121,473.953
Pioneer Fund VCT
3/4/2005 to 12/31/2005	$11.04	$11.37	355,323.2795
1/1/2006 to 12/31/2006	$11.37	$13.05	1,299,288.446
1/1/2007 to 12/31/2007	$13.05	$13.49	27,288.6
1/1/2008 to 12/31/2008	$13.49	$8.73	23,582.4
1/1/2009 to 12/31/2009	$8.73	$10.76	17,971.0
1/1/2010 to 12/31/2010	$10.76	$12.29	26.660.3
1/1/2011 to 12/31/2011	$12.29	$11.57	22,025.1
1/1/2012 to 12/31/2012	$11.57	$12.56	19,103.9
1/1/2013 to 12/31/2013	$12.56	$16.473087	18,031.490
Pioneer High Yield VCT
3/4/2005 to 12/31/2005	$10.37	$10.31	54,164.5149
1/1/2006 to 12/31/2006	$10.31	$11.01	73,063.6625
1/1/2007 to 12/31/2007	$11.01	$11.46	78,115.4
1/1/2008 to 12/31/2008	$11.46	$7.27	59,372.3
1/1/2009 to 12/31/2009	$7.27	$11.48	253,884.8
1/1/2010 to 12/31/2010	$11.48	$13.33	46,412.0
1/1/2011 to 12/31/2011	$13.33	$12.88	44,597.5
1/1/2012 to 12/31/2012	$12.88	$14.70	37,936.3
1/1/2013 to 12/31/2013	$14.70	$16.208651	42,253.950
Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$11.61	$6.30	288,826.8
1/1/2009 to 12/31/2009	$6.30	$8.17	285,687.4
1/1/2010 to 12/31/2010	$8.17	$10.35	27,840.1
1/1/2011 to 12/31/2011	$10.35	$11.20	23,032.2
1/1/2012 to 12/31/2012	$11.20	$12.82	25,067.7
1/1/2013 to 12/31/2013	$12.82	$12.826990	29,766.199

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO CommodityRealReturn® Strategy
3/4/2005 to 12/31/2005	$10.62	$11.41	290,140.3238
1/1/2006 to 12/31/2006	$11.41	$10.89	630,191.9846
1/1/2007 to 12/31/2007	$10.89	$13.23	837,257.6
1/1/2008 to 12/31/2008	$13.23	$7.33	718,417.5
1/1/2009 to 12/31/2009	$7.33	$10.23	475,786.7
1/1/2010 to 12/31/2010	$10.23	$12.55	426,208.7
1/1/2011 to 12/31/2011	$12.55	$11.44	322,341.9
1/1/2012 to 12/31/2012	$11.44	$11.88	311,334.8
1/1/2013 to 12/31/2013	$11.88	$9.987262	343,202.413
PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.03	$10.51	47,797.2
1/1/2008 to 12/31/2008	$10.51	$10.31	58,497.4
1/1/2009 to 12/31/2009	$10.31	$11.52	70,957.6
1/1/2010 to 12/31/2010	$11.52	$11.96	686,984.7
1/1/2011 to 12/31/2011	$11.96	$11.92	572,588.6
1/1/2012 to 12/31/2012	$11.92	$12.43	981,256.5
1/1/2013 to 12/31/2013	$12.43	$12.238057	1,429,241.180
PIMCO Real Return
3/4/2005 to 12/31/2005	$10.24	$10.30	78,974.2965
1/1/2006 to 12/31/2006	$10.30	$10.22	124,547.5343
1/1/2007 to 12/31/2007	$10.22	$11.15	1,156,112.8
1/1/2008 to 12/31/2008	$11.15	$10.21	1,391,314.2
1/1/2009 to 12/31/2009	$10.21	$11.92	830,113.4
1/1/2010 to 12/31/2010	$11.92	$12.70	874,347.4
1/1/2011 to 12/31/2011	$12.70	$13.98	662,371.4
1/1/2012 to 12/31/2012	$13.98	$14.99	924,677.7
1/1/2013 to 12/31/2013	$14.99	$13.409664	871,323.380
PIMCO Total Return
3/4/2005 to 12/31/2005	$10.10	$10.20	1,284,254.477
1/1/2006 to 12/31/2006	$10.20	$10.44	2,415,318.253
1/1/2007 to 12/31/2007	$10.44	$11.19	3,765,648.3
1/1/2008 to 12/31/2008	$11.19	$11.56	5,319,089.1
1/1/2009 to 12/31/2009	$11.56	$12.99	4,580,096.3
1/1/2010 to 12/31/2010	$12.99	$13.85	3,607,046.5
1/1/2011 to 12/31/2011	$13.85	$14.14	2,818,542.4
1/1/2012 to 12/31/2012	$14.14	$15.28	3,302,608.9
1/1/2013 to 12/31/2013	$15.28	$14.761352	2,681,000.722
TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.77	0.0
1/1/2009 to 12/31/2009	$6.77	$8.75	1,370.3
1/1/2010 to 12/31/2010	$8.75	$9.42	3,485.1
1/1/2011 to 12/31/2011	$9.42	$9.44	3,453.2
1/1/2012 to 12/31/2012	$9.44	$9.84	3,420.8
1/1/2013 to 12/31/2013	$9.84	$10.364288	3,731.725
TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.83	$6.15	0.0
1/1/2009 to 12/31/2009	$6.15	$7.81	0.0
1/1/2010 to 12/31/2010	$7.81	$9.05	2,781,691.9
1/1/2011 to 12/31/2011	$9.05	$8.57	2,650,553.1
1/1/2012 to 12/31/2012	$8.57	$9.53	2,063,618.6
1/1/2013 to 12/31/2013	$9.53	$12.411830	1,166,331.664
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	791,261.8
1/1/2012 to 12/31/2012	$10.00	$10.72	763,216.8
1/1/2013 to 12/31/2013	$10.72	$14.668819	611,775.680

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.41	$6.10	7,349.4
1/1/2009 to 12/31/2009	$6.10	$8.59	38,641.1
1/1/2010 to 12/31/2010	$8.59	$11.02	326,129.7
1/1/2011 to 12/31/2011	$11.02	$10.55	304,382.4
1/1/2012 to 12/31/2012	$10.55	$12.06	249,042.0
1/1/2013 to 12/31/2013	$12.06	$16.176481	844,228.487
Invesco V.I. Comstock Fund
3/4/2005 to 12/31/2005	$11.02	$11.21	532,984.4895
1/1/2006 to 12/31/2006	$11.21	$12.85	241,969.1685
1/1/2007 to 12/31/2007	$12.85	$12.41	243,477.2
1/1/2008 to 12/31/2008	$12.41	$7.87	215,037.5
1/1/2009 to 12/31/2009	$7.87	$9.98	205,077.0
1/1/2010 to 12/31/2010	$9.98	$11.41	1,806,273.3
1/1/2011 to 12/31/2011	$11.41	$11.04	1,909,750.9
1/1/2012 to 12/31/2012	$11.04	$12.98	1,328,107.1
1/1/2013 to 12/31/2013	$12.98	$17.393018	1,349,016.141
Wanger International
4/27/2007 to 12/31/2007	$10.74	$11.26	96,466.7
1/1/2008 to 12/31/2008	$11.26	$6.04	118,334.7
1/1/2009 to 12/31/2009	$6.04	$8.92	89,059.8
1/1/2010 to 12/31/2010	$8.92	$10.98	919,897.9
1/1/2011 to 12/31/2011	$10.98	$9.24	839,487.3
1/1/2012 to 12/31/2012	$9.24	$11.07	734,477.8
1/1/2013 to 12/31/2013	$11.07	$13.349977	914,123.465
Wanger USA
3/4/2005 to 12/31/2005	$11.55	$12.51	179,206.0146
1/1/2006 to 12/31/2006	$12.51	$13.30	697,284.2287
1/1/2007 to 12/31/2007	$13.30	$13.82	113,843.6
1/1/2008 to 12/31/2008	$13.82	$8.21	373,144.4
1/1/2009 to 12/31/2009	$8.21	$11.51	311,194.2
1/1/2010 to 12/31/2010	$11.51	$14.00	264,733.9
1/1/2011 to 12/31/2011	$14.00	$13.32	237,874.2
1/1/2012 to 12/31/2012	$13.32	$15.75	193,738.3
1/1/2013 to 12/31/2013	$15.75	$20.768850	238,789.461

Class L

(if you purchased your contract on or after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund
6/23/2008 to 12/31/2008	$10.98	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.88	2,393.1
1/1/2010 to 12/31/2010	$8.88	$9.38	2,430.1
1/1/2011 to 12/31/2011	$9.38	$8.96	2,427.8
1/1/2012 to 12/31/2012	$8.96	$10.38	1,586.5
1/1/2013 to 12/31/2013	$10.38	$13.675383	1,549.976
Invesco V.I. Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$12.98	$9.49	60.4
1/1/2009 to 12/31/2009	$9.49	$12.17	72,265.1
1/1/2010 to 12/31/2010	$12.17	$13.68	22,607.9
1/1/2011 to 12/31/2011	$13.68	$12.61	25,947.4
1/1/2012 to 12/31/2012	$12.61	$13.78	25,688.6
1/1/2013 to 12/31/2013	$13.78	$17.472056	22,710.548
AllianceBernstein VPS International Value
6/23/2008 to 12/31/2008	$9.02	$4.81	10,400.2
1/1/2009 to 12/31/2009	$4.81	$6.38	31,349.9
1/1/2010 to 12/31/2010	$6.38	$6.57	40,293.4
1/1/2011 to 12/31/2011	$6.57	$5.23	44,655.3
1/1/2012 to 12/31/2012	$5.23	$5.90	48,058.7
1/1/2013 to 12/31/2013	$5.90	$7.139872	46,954.704
AllianceBernstein VPS Small/Mid Cap Value
6/23/2008 to 12/31/2008	$12.73	$8.37	23,532.2
1/1/2009 to 12/31/2009	$8.37	$11.78	9,415.5
1/1/2010 to 12/31/2010	$11.78	$14.72	14,183.9
1/1/2011 to 12/31/2011	$14.72	$13.28	15,645.1
1/1/2012 to 12/31/2012	$13.28	$15.53	11,652.3
1/1/2013 to 12/31/2013	$15.53	$21.108427	13,093.765
AllianceBernstein VPS Value
6/23/2008 to 12/31/2008	$11.00	$7.48	0.0
1/1/2009 to 12/31/2009	$7.48	$8.92	4,260.7
1/1/2010 to 12/31/2010	$8.92	$9.82	4,440.1
1/1/2011 to 12/31/2011	$9.82	$9.33	2,833.9
1/1/2012 to 12/31/2012	$9.33	$10.63	2,678.2
1/1/2013 to 12/31/2013	$10.63	$14.323858	2,130.030
American Century VP Ultra
6/23/2008 to 12/31/2008	$11.16	$7.21	0.0
1/1/2009 to 12/31/2009	$7.21	$9.55	0.0
1/1/2010 to 12/31/2010	$9.55	$10.92	0.0
1/1/2011 to 12/31/2011	$10.92	$10.86	0.0
1/1/2012 to 12/31/2012	$10.86	$12.19	0.0
1/1/2013 to 12/31/2013	$12.19	$16.447305	0.0
AFIS Asset Allocation Fund
6/23/2008 to 12/31/2008	$12.49	$9.20	8,615.6
1/1/2009 to 12/31/2009	$9.20	$11.22	18,026.0
1/1/2010 to 12/31/2010	$11.22	$12.41	18,458.2
1/1/2011 to 12/31/2011	$12.41	$12.36	15,161.3
1/1/2012 to 12/31/2012	$12.36	$14.12	15,319.7
1/1/2013 to 12/31/2013	$14.12	$17.171981	14,401.183

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Bond Fund
6/23/2008 to 12/31/2008	$10.71	$9.66	164,650.7
1/1/2009 to 12/31/2009	$9.66	$10.70	370,669.9
1/1/2010 to 12/31/2010	$10.70	$11.20	43,913.5
1/1/2011 to 12/31/2011	$11.20	$11.68	37,480.3
1/1/2012 to 12/31/2012	$11.68	$12.10	36,888.4
1/1/2013 to 12/31/2013	$12.10	$11.642087	41,700.333
AFIS Growth Fund
6/23/2008 to 12/31/2008	$14.08	$8.30	205,079.5
1/1/2009 to 12/31/2009	$8.30	$11.37	164,324.6
1/1/2010 to 12/31/2010	$11.37	$13.27	181,470.7
1/1/2011 to 12/31/2011	$13.27	$12.49	135,928.9
1/1/2012 to 12/31/2012	$12.49	$14.48	126,559.3
1/1/2013 to 12/31/2013	$14.48	$18.515524	116,218.776
AFIS Growth-Income Fund
6/23/2008 to 12/31/2008	$11.90	$8.01	36,345.9
1/1/2009 to 12/31/2009	$8.01	$10.34	77,698.5
1/1/2010 to 12/31/2010	$10.34	$11.33	68,632.4
1/1/2011 to 12/31/2011	$11.33	$10.93	53,162.6
1/1/2012 to 12/31/2012	$10.93	$12.63	49,080.1
1/1/2013 to 12/31/2013	$12.63	$16.574080	38,782.823
AFIS International Fund
6/23/2008 to 12/31/2008	$16.30	$10.53	179,668.5
1/1/2009 to 12/31/2009	$10.53	$14.81	426,235.2
1/1/2010 to 12/31/2010	$14.81	$15.61	488,725.7
1/1/2011 to 12/31/2011	$15.61	$13.21	499,444.0
1/1/2012 to 12/31/2012	$13.21	$15.31	401,103.8
1/1/2013 to 12/31/2013	$15.31	$18.307154	401,133.574
BlackRock Basic Value V.I.
6/23/2008 to 12/31/2008	$11.83	$8.24	70,515.7
1/1/2009 to 12/31/2009	$8.24	$10.64	332,717.6
1/1/2010 to 12/31/2010	$10.64	$11.82	10,034.4
1/1/2011 to 12/31/2011	$11.82	$11.36	9,565.1
1/1/2012 to 12/31/2012	$11.36	$12.75	9,693.4
1/1/2013 to 12/31/2013	$12.75	$17.338320	8,904.634
BlackRock Total Return V.I.
6/23/2008 to 12/31/2008	$10.39	$9.19	10,183.7
1/1/2009 to 12/31/2009	$9.19	$10.66	22,193.4
1/1/2010 to 12/31/2010	$10.66	$11.50	27,592.9
1/1/2011 to 12/31/2011	$11.50	$12.03	14,862.8
1/1/2012 to 12/31/2012	$12.03	$12.82	12,512.2
1/1/2013 to 12/31/2013	$12.82	$12.481124	13,816.854
BlackRock Money Market V.I.
6/23/2008 to 12/31/2008	$10.82	$10.84	72,060.1
1/1/2009 to 12/31/2009	$10.84	$10.69	130,295.6
1/1/2010 to 12/31/2010	$10.69	$10.53	100,477.4
1/1/2011 to 12/31/2011	$10.53	$10.37	83,001.0
1/1/2012 to 12/31/2012	$10.37	$10.21	64,360.6
1/1/2013 to 12/31/2013	$10.21	$10.055486	88,637.733
BlackRock Capital Appreciation V.I.
6/23/2008 to 12/31/2008	$12.78	$8.31	137,461.8
1/1/2009 to 12/31/2009	$8.31	$11.13	334,971.7
1/1/2010 to 12/31/2010	$11.13	$13.10	464,375.9
1/1/2011 to 12/31/2011	$13.10	$11.76	555,224.9
1/1/2012 to 12/31/2012	$11.76	$13.18	452,897.0
1/1/2013 to 12/31/2013	$13.18	$17.367098	215,946.953

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation V.I.
6/23/2008 to 12/31/2008	$15.27	$12.44	152,746.0
1/1/2009 to 12/31/2009	$12.44	$14.85	488,517.0
1/1/2010 to 12/31/2010	$14.85	$16.09	525,151.1
1/1/2011 to 12/31/2011	$16.09	$15.29	489,939.9
1/1/2012 to 12/31/2012	$15.29	$16.61	491,894.1
1/1/2013 to 12/31/2013	$16.61	$18.763341	487,099.277
BlackRock U.S. Government Bond V.I.
6/23/2008 to 12/31/2008	$10.64	$11.37	25,681.3
1/1/2009 to 12/31/2009	$11.37	$10.99	62,075.5
1/1/2010 to 12/31/2010	$10.99	$11.77	60,068.0
1/1/2011 to 12/31/2011	$11.77	$12.33	58,331.2
1/1/2012 to 12/31/2012	$12.33	$12.43	62,667.4
1/1/2013 to 12/31/2013	$12.43	$11.840335	20,816.444
BlackRock High Yield V.I.
6/23/2008 to 12/31/2008	$11.32	$7.88	13,910.9
1/1/2009 to 12/31/2009	$7.88	$12.16	24,138.9
1/1/2010 to 12/31/2010	$12.16	$13.81	104,454.3
1/1/2011 to 12/31/2011	$13.81	$14.05	110,809.8
1/1/2012 to 12/31/2012	$14.05	$16.00	114,250.8
1/1/2013 to 12/31/2013	$16.00	$17.227070	197,082.696
BlackRock S&P 500 Index V.I.
6/23/2008 to 12/31/2008	$11.86	$8.16	8,742.1
1/1/2009 to 12/31/2009	$8.16	$10.14	71,825.3
1/1/2010 to 12/31/2010	$10.14	$11.45	73,470.9
1/1/2011 to 12/31/2011	$11.45	$11.47	75,356.5
1/1/2012 to 12/31/2012	$11.47	$13.06	71,462.1
1/1/2013 to 12/31/2013	$13.06	$16.952587	69,202.155
BlackRock International V.I.
6/23/2008 to 12/31/2008	$15.23	$9.84	3,131.1
1/1/2009 to 12/31/2009	$9.84	$12.59	5,509.4
1/1/2010 to 12/31/2010	$12.59	$13.21	5,179.5
1/1/2011 to 12/31/2011	$13.21	$11.23	10,932.1
1/1/2012 to 12/31/2012	$11.23	$12.72	11,737.7
1/1/2013 to 12/31/2013	$12.72	$15.374249	7,935.861
BlackRock Large Cap Core V.I.
6/23/2008 to 12/31/2008	$13.40	$9.10	16,955.0
1/1/2009 to 12/31/2009	$9.10	$10.98	23,816.0
1/1/2010 to 12/31/2010	$10.98	$11.80	30,027.9
1/1/2011 to 12/31/2011	$11.80	$11.90	26,631.6
1/1/2012 to 12/31/2012	$11.90	$13.20	26,883.1
1/1/2013 to 12/31/2013	$13.20	$17.371516	24,649.525
BlackRock Large Cap Growth V.I.
6/23/2008 to 12/31/2008	$12.05	$8.02	46,553.8
1/1/2009 to 12/31/2009	$8.02	$10.02	436,196.2
1/1/2010 to 12/31/2010	$10.02	$11.39	42,806.0
1/1/2011 to 12/31/2011	$11.39	$11.50	58,259.0
1/1/2012 to 12/31/2012	$11.50	$13.04	62,885.0
1/1/2013 to 12/31/2013	$13.04	$17.198091	32,254.068

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Value V.I.
6/23/2008 to 12/31/2008	$13.78	$9.46	11,691.3
1/1/2009 to 12/31/2009	$9.46	$10.65	17,783.6
1/1/2010 to 12/31/2010	$10.65	$11.40	22,446.3
1/1/2011 to 12/31/2011	$11.40	$11.14	29,465.9
1/1/2012 to 12/31/2012	$11.14	$12.45	22,228.0
1/1/2013 to 12/31/2013	$12.45	$16.384247	14,985.141
BlackRock Value Opportunities V.I.
6/23/2008 to 12/31/2008	$12.27	$7.69	5,593.9
1/1/2009 to 12/31/2009	$7.69	$9.72	13,243.0
1/1/2010 to 12/31/2010	$9.72	$12.32	15,774.6
1/1/2011 to 12/31/2011	$12.32	$11.84	12,250.5
1/1/2012 to 12/31/2012	$11.84	$13.23	12,118.5
1/1/2013 to 12/31/2013	$13.23	$18.552469	9,708.781
BlackRock Global Opportunities V.I.
6/23/2008 to 12/31/2008	$9.43	$5.77	7,909.4
1/1/2009 to 12/31/2009	$5.77	$7.70	21,774.1
1/1/2010 to 12/31/2010	$7.70	$8.41	26,237.9
1/1/2011 to 12/31/2011	$8.41	$7.24	38,989.7
1/1/2012 to 12/31/2012	$7.24	$8.15	39,975.4
1/1/2013 to 12/31/2013	$8.15	$10.389705	36,350.748
Davis Value
6/23/2008 to 12/31/2008	$12.31	$7.99	39,161.2
1/1/2009 to 12/31/2009	$7.99	$10.31	379,702.7
1/1/2010 to 12/31/2010	$10.31	$11.45	68,109.9
1/1/2011 to 12/31/2011	$11.45	$10.81	62,808.3
1/1/2012 to 12/31/2012	$10.81	$12.03	61,199.7
1/1/2013 to 12/31/2013	$12.03	$15.805778	56,007.244
Dreyfus VIF Appreciation
6/23/2008 to 12/31/2008	$12.20	$9.14	115,817.9
1/1/2009 to 12/31/2009	$9.14	$1.01	1,408.5
1/1/2010 to 12/31/2010	$11.01	$12.49	235,872.6
1/1/2011 to 12/31/2011	$12.49	$13.39	228,270.3
1/1/2012 to 12/31/2012	$13.39	$14.53	170,171.1
1/1/2013 to 12/31/2013	$14.53	$17.303066	111,863.497
Eaton Vance Floating-Rate Income
6/23/2008 to 12/31/2008	$10.69	$7.69	4,403.7
1/1/2009 to 12/31/2009	$7.69	$10.95	23,388.8
1/1/2010 to 12/31/2010	$10.95	$11.78	19,987.4
1/1/2011 to 12/31/2011	$11.78	$11.90	17,231.0
1/1/2012 to 12/31/2012	$11.90	$12.59	24,665.5
1/1/2013 to 12/31/2013	$12.59	$12.890074	41,927.203
Eaton Vance Large-Cap Value
6/23/2008 to 12/31/2008	$9.94	$6.74	100,609.8
1/1/2009 to 12/31/2009	$6.74	$7.86	441,499.0
1/1/2010 to 12/31/2010	$7.86	$8.94	678,359.6
1/1/2011 to 12/31/2011	$8.94	$8.29	664,963.6
1/1/2012 to 12/31/2012	$8.29	$9.40	510,126.0
1/1/2013 to 12/31/2013	$9.40	$11.927949	390,248.206
Federated Managed Tail Risk Fund II
6/23/2008 to 12/31/2008	$12.77	$9.36	129,033.6
1/1/2009 to 12/31/2009	$9.36	$10.46	334,717.4
1/1/2010 to 12/31/2010	$10.46	$11.65	24,957.9
1/1/2011 to 12/31/2011	$11.65	$10.86	18,636.2
1/1/2012 to 12/31/2012	$10.86	$11.78	18,973.6
1/1/2013 to 12/31/2013	$11.78	$13.508819	18,731.500

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Kaufmann
6/23/2008 to 12/31/2008	$14.88	$9.65	29,672.2
1/1/2009 to 12/31/2009	$9.65	$12.31	63,744.2
1/1/2010 to 12/31/2010	$12.31	$14.30	34,312.3
1/1/2011 to 12/31/2011	$14.30	$12.21	29,921.1
1/1/2012 to 12/31/2012	$12.21	$14.11	28,983.6
1/1/2013 to 12/31/2013	$14.11	$19.461649	24,948.793
Templeton Foreign VIP Fund(1)
6/23/2008 to 12/31/2008	$14.72	$9.84	8,188.2
1/1/2009 to 12/31/2009	$9.84	$13.29	12,130.4
1/1/2010 to 12/31/2010	$13.29	$14.20	14,306.5
1/1/2011 to 12/31/2011	$14.20	$12.51	16,151.0
1/1/2012 to 12/31/2012	$12.51	$14.58	12,783.6
1/1/2013 to 12/31/2013	$14.58	$17.666414	8,280.028
Templeton Growth VIP Fund(2)
6/23/2008 to 12/31/2008	$12.32	$8.19	6,276.7
1/1/2009 to 12/31/2009	$8.19	$10.58	7,286.4
1/1/2010 to 12/31/2010	$10.58	$11.20	10,714.0
1/1/2011 to 12/31/2011	$11.20	$10.27	7,172.0
1/1/2012 to 12/31/2012	$10.27	$12.26	6,773.0
1/1/2013 to 12/31/2013	$12.26	$15.804307	7,252.703
Janus Aspen Forty
6/23/2008 to 12/31/2008	$13.79	$7.36	122,232.2
1/1/2009 to 12/31/2009	$7.36	$10.59	410,803.8
1/1/2010 to 12/31/2010	$10.59	$11.12	49,036.9
1/1/2011 to 12/31/2011	$11.12	$10.20	43,689.1
1/1/2012 to 12/31/2012	$10.20	$12.45	41,338.7
1/1/2013 to 12/31/2013	$12.45	$16.058036	37,872.193
Janus Aspen – Enterprise
6/23/2008 to 12/31/2008	$11.29	$6.42	25,496.2
1/1/2009 to 12/31/2009	$6.42	$9.14	66,897.8
1/1/2010 to 12/31/2010	$9.14	$11.31	13,481.9
1/1/2011 to 12/31/2011	$11.31	$10.97	5,180.9
1/1/2012 to 12/31/2012	$10.97	$12.65	0.5
1/1/2013 to 12/31/2013	$12.65	$16.458111	0.0
Oppenheimer Capital Appreciation
6/23/2008 to 12/31/2008	$12.54	$7.13	1,631.9
1/1/2009 to 12/31/2009	$7.13	$10.13	3,672.7
1/1/2010 to 12/31/2010	$10.13	$10.89	3,653.6
1/1/2011 to 12/31/2011	$10.89	$10.59	3,520.6
1/1/2012 to 12/31/2012	$10.59	$11.88	3,408.9
1/1/2013 to 12/31/2013	$11.88	$15.153748	3,422.473
Oppenheimer Main Street/VA
6/23/2008 to 12/31/2008	$12.09	$7.93	0.0
1/1/2009 to 12/31/2009	$7.93	$10.00	3,083.3
1/1/2010 to 12/31/2010	$10.00	$11.42	3,253.1
1/1/2011 to 12/31/2011	$11.42	$11.22	3,372.3
1/1/2012 to 12/31/2012	$11.22	$12.90	2,973.6
1/1/2013 to 12/31/2013	$12.90	$16.706935	2,672.775
Oppenheimer Main Street Small Cap Fund®/VA
6/23/2008 to 12/31/2008	$12.75	$8.27	0.0
1/1/2009 to 12/31/2009	$8.27	$11.16	3,245.7
1/1/2010 to 12/31/2010	$11.16	$13.54	2,688.4
1/1/2011 to 12/31/2011	$13.54	$13.03	2,893.7
1/1/2012 to 12/31/2012	$13.03	$15.11	4,760.7
1/1/2013 to 12/31/2013	$15.11	$20.943629	4,847.878

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets VCT
6/23/2008 to 12/31/2008	$14.77	$6.89	3,564.7
1/1/2009 to 12/31/2009	$6.89	$11.82	101,436.7
1/1/2010 to 12/31/2010	$11.82	$13.48	45,971.7
1/1/2011 to 12/31/2011	$13.48	$10.15	48,302.8
1/1/2012 to 12/31/2012	$10.15	$11.17	52,883.2
1/1/2013 to 12/31/2013	$11.17	$1.763540	50,540.225
Pioneer Fund VCT
6/23/2008 to 12/31/2008	$12.36	$8.70	0.0
1/1/2009 to 12/31/2009	$8.70	$10.71	0.0
1/1/2010 to 12/31/2010	$10.71	$12.21	310.6
1/1/2011 to 12/31/2011	$12.21	$11.49	0.0
1/1/2012 to 12/31/2012	$11.49	$12.45	0.0
1/1/2013 to 12/31/2013	$12.45	$16.321930	0.0
Pioneer High Yield VCT
6/23/2008 to 12/31/2008	$11.25	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$11.42	88,017.3
1/1/2010 to 12/31/2010	$11.42	$13.25	44,748.9
1/1/2011 to 12/31/2011	$13.25	$12.79	32,283.7
1/1/2012 to 12/31/2012	$12.79	$14.58	31,783.4
1/1/2013 to 12/31/2013	$14.58	$16.059926	34,281.525
Pioneer Real Estate Shares VCT
6/23/2008 to 12/31/2008	$10.28	$6.30	29,473.6
1/1/2009 to 12/31/2009	$6.30	$8.16	64,110.7
1/1/2010 to 12/31/2010	$8.16	$10.33	23,659.4
1/1/2011 to 12/31/2011	$10.33	$11.16	19,781.8
1/1/2012 to 12/31/2012	$11.16	$12.76	23,423.9
1/1/2013 to 12/31/2013	$12.76	$12.752687	30,656.392
PIMCO CommodityRealReturn® Strategy
6/23/2008 to 12/31/2008	$16.76	$7.30	50,592.8
1/1/2009 to 12/31/2009	$7.30	$10.17	82,692.2
1/1/2010 to 12/31/2010	$10.17	$12.47	85,617.9
1/1/2011 to 12/31/2011	$12.47	$11.35	83,580.0
1/1/2012 to 12/31/2012	$11.35	$11.78	93,006.6
1/1/2013 to 12/31/2013	$11.78	$9.895566	101,185.243
PIMCO Low Duration
6/23/2008 to 12/31/2008	$10.52	$10.29	1,385.0
1/1/2009 to 12/31/2009	$10.29	$11.49	10,160.7
1/1/2010 to 12/31/2010	$11.49	$11.91	248,211.8
1/1/2011 to 12/31/2011	$11.91	$11.86	226,049.3
1/1/2012 to 12/31/2012	$11.86	$12.36	412,108.7
1/1/2013 to 12/31/2013	$12.36	$12.155046	630,730.617
PIMCO Real Return
6/23/2008 to 12/31/2008	$11.30	$10.17	151,486.7
1/1/2009 to 12/31/2009	$10.17	$11.86	221,938.2
1/1/2010 to 12/31/2010	$11.86	$12.62	308,892.5
1/1/2011 to 12/31/2011	$12.62	$13.88	301,678.6
1/1/2012 to 12/31/2012	$13.88	$14.86	390,729.3
1/1/2013 to 12/31/2013	$14.86	$13.286601	388,555.669
PIMCO Total Return
6/23/2008 to 12/31/2008	$11.21	$11.51	630,868.8
1/1/2009 to 12/31/2009	$11.51	$12.92	1,370,622.1
1/1/2010 to 12/31/2010	$12.92	$13.76	1,172,117.9
1/1/2011 to 12/31/2011	$13.76	$14.04	1,070,508.2
1/1/2012 to 12/31/2012	$14.04	$15.15	1,392,210.8
1/1/2013 to 12/31/2013	$15.15	$14.625892	1,214,739.798

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA AllianceBernstein Dynamic Allocation
6/23/2008 to 12/31/2008	$10.33	$6.76	3,131.0
1/1/2009 to 12/31/2009	$6.76	$8.73	8,523.7
1/1/2010 to 12/31/2010	$8.73	$9.39	8,460.2
1/1/2011 to 12/31/2011	$9.39	$9.40	7,377.8
1/1/2012 to 12/31/2012	$9.40	$9.79	9,640.9
1/1/2013 to 12/31/2013	$9.79	$10.304317	7,918.824
TA WMC Diversified Growth
6/23/2008 to 12/31/2008	$10.21	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.80	0.0
1/1/2010 to 12/31/2010	$7.80	$9.02	760,844.2
1/1/2011 to 12/31/2011	$9.02	$8.54	818,133.9
1/1/2012 to 12/31/2012	$8.54	$9.48	676,619.6
1/1/2013 to 12/31/2013	$9.48	$12.339921	392,079.491
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	218,921.9
1/1/2012 to 12/31/2012	$10.00	$10.71	233,967.0
1/1/2013 to 12/31/2013	$10.71	$14.639537	194,668.956
TA Systematic Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.77	$6.10	0.0
1/1/2009 to 12/31/2009	$6.10	$8.58	14,203.6
1/1/2010 to 12/31/2010	$8.58	$10.99	66,265.6
1/1/2011 to 12/31/2011	$10.99	$10.51	69,393.2
1/1/2012 to 12/31/2012	$10.51	$12.01	63,695.4
1/1/2013 to 12/31/2013	$12.01	$16.082788	291,516.964
Invesco V.I. Comstock Fund
6/23/2008 to 12/31/2008	$10.59	$7.83	29,156.0
1/1/2009 to 12/31/2009	$7.83	$9.93	27,593.5
1/1/2010 to 12/31/2010	$9.93	$11.34	525,905.9
1/1/2011 to 12/31/2011	$11.34	$10.96	611,970.6
1/1/2012 to 12/31/2012	$10.96	$12.87	454,658.1
1/1/2013 to 12/31/2013	$12.87	$17.233357	419,625.471
Wanger International
6/23/2008 to 12/31/2008	$10.27	$6.03	4,575.6
1/1/2009 to 12/31/2009	$6.03	$8.89	4,365.8
1/1/2010 to 12/31/2010	$8.89	$10.94	187,731.5
1/1/2011 to 12/31/2011	$10.94	$9.19	198,532.4
1/1/2012 to 12/31/2012	$9.19	$11.00	200,318.2
1/1/2013 to 12/31/2013	$11.00	$13.259348	266,854.727
Wanger USA
6/23/2008 to 12/31/2008	$13.09	$8.18	17,995.5
1/1/2009 to 12/31/2009	$8.18	$11.45	36,776.0
1/1/2010 to 12/31/2010	$11.45	$13.91	44,533.4
1/1/2011 to 12/31/2011	$13.91	$13.22	46,835.8
1/1/2012 to 12/31/2012	$13.22	$15.63	43,217.2
1/1/2013 to 12/31/2013	$15.63	$20.578242	61,737.095

Class C

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund
3/4/2005 to 12/31/2005	$11.27	$11.51	2,188.3007
1/1/2006 to 12/31/2006	$11.51	$12.82	2,179.2808
1/1/2007 to 12/31/2007	$12.82	$12.81	2,170.4
1/1/2008 to 12/31/2008	$12.81	$6.08	2,156.6
1/1/2009 to 12/31/2009	$6.08	$8.85	535.5
1/1/2010 to 12/31/2010	$8.85	$9.36	534.6
1/1/2011 to 12/31/2011	$9.36	$8.93	533.8
1/1/2012 to 12/31/2012	$8.93	$10.34	533.0
1/1/2013 to 12/31/2013	$10.34	$13.612518	532.279
Invesco V.I. Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.07	$11.41	4,269.961
1/1/2006 to 12/31/2006	$11.41	$12.49	3,681.9491
1/1/2007 to 12/31/2007	$12.49	$13.47	6,199.0
1/1/2008 to 12/31/2008	$13.47	$9.47	6,243.4
1/1/2009 to 12/31/2009	$9.47	$12.14	49,785.2
1/1/2010 to 12/31/2010	$12.14	$13.63	8,887.3
1/1/2011 to 12/31/2011	$13.63	$12.56	7,277.0
1/1/2012 to 12/31/2012	$12.56	$13.72	7,836.4
1/1/2013 to 12/31/2013	$13.72	$17.391738	6,141.406
AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.54	$10.44	34,477.0
1/1/2008 to 12/31/2008	$10.44	$4.81	39,348.1
1/1/2009 to 12/31/2009	$4.81	$6.37	31,815.3
1/1/2010 to 12/31/2010	$6.37	$6.56	30,322.3
1/1/2011 to 12/31/2011	$6.56	$5.22	35,120.0
1/1/2012 to 12/31/2012	$5.22	$5.88	37,761.8
1/1/2013 to 12/31/2013	$5.88	$7.115615	32,992.183
AllianceBernstein VPS Small/Mid Cap Value
3/4/2005 to 12/31/2005	$11.32	$11.70	90,691.9764
1/1/2006 to 12/31/2006	$11.70	$13.17	158,548.7411
1/1/2007 to 12/31/2007	$13.17	$13.18	40,062.9
1/1/2008 to 12/31/2008	$13.18	$8.36	38,707.3
1/1/2009 to 12/31/2009	$8.36	$11.75	20,840.2
1/1/2010 to 12/31/2010	$11.75	$14.68	22,169.3
1/1/2011 to 12/31/2011	$14.68	$13.23	23,058.0
1/1/2012 to 12/31/2012	$13.23	$15.46	22,534.0
1/1/2013 to 12/31/2013	$15.46	$21.011461	21,186.770
AllianceBernstein VPS Value
3/4/2005 to 12/31/2005	$11.17	$11.35	4,648.5246
1/1/2006 to 12/31/2006	$11.35	$13.56	5,263.42
1/1/2007 to 12/31/2007	$13.56	$12.81	14,008.6
1/1/2008 to 12/31/2008	$12.81	$7.46	12,441.6
1/1/2009 to 12/31/2009	$7.46	$8.89	9,017.8
1/1/2010 to 12/31/2010	$8.89	$9.79	6,806.4
1/1/2011 to 12/31/2011	$9.79	$9.30	6,738.8
1/1/2012 to 12/31/2012	$9.30	$10.59	6,624.1
1/1/2013 to 12/31/2013	$10.59	$14.258014	7,611.095

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century VP Ultra
3/4/2005 to 12/31/2005	$10.78	$11.02	7,306.028
1/1/2006 to 12/31/2006	$11.02	$10.49	8,663.1215
1/1/2007 to 12/31/2007	$10.49	$12.50	2,416.2
1/1/2008 to 12/31/2008	$12.50	$7.20	2,298.1
1/1/2009 to 12/31/2009	$7.20	$9.52	1,468.7
1/1/2010 to 12/31/2010	$9.52	$10.88	0.0
1/1/2011 to 12/31/2011	$10.88	$10.83	0.0
1/1/2012 to 12/31/2012	$10.83	$12.14	0.0
1/1/2013 to 12/31/2013	$12.14	$16.371668	0.0
AFIS Asset Allocation Fund
3/4/2005 to 12/31/2005	$10.63	$11.24	25,239.3872
1/1/2006 to 12/31/2006	$11.24	$12.67	41,785.0984
1/1/2007 to 12/31/2007	$12.67	$13.26	33,190.8
1/1/2008 to 12/31/2008	$13.26	$9.18	39,915.8
1/1/2009 to 12/31/2009	$9.18	$11.19	33,212.9
1/1/2010 to 12/31/2010	$11.19	$12.37	41,147.5
1/1/2011 to 12/31/2011	$12.37	$12.32	39,022.9
1/1/2012 to 12/31/2012	$12.32	$14.06	38,071.4
1/1/2013 to 12/31/2013	$14.06	$17.093088	35,797.528
AFIS Bond Fund
3/4/2005 to 12/31/2005	$10.18	$10.14	64,386.8015
1/1/2006 to 12/31/2006	$10.14	$10.66	361,370.7994
1/1/2007 to 12/31/2007	$10.66	$10.83	420,228.9
1/1/2008 to 12/31/2008	$10.83	$9.64	266,996.4
1/1/2009 to 12/31/2009	$9.64	$10.67	227,055.4
1/1/2010 to 12/31/2010	$10.67	$11.16	65,030.0
1/1/2011 to 12/31/2011	$11.16	$11.64	44,800.1
1/1/2012 to 12/31/2012	$11.64	$12.05	49,442.7
1/1/2013 to 12/31/2013	$12.05	$11.588583	41,205.936
AFIS Growth Fund
3/4/2005 to 12/31/2005	$11.17	$12.58	209,140.0639
1/1/2006 to 12/31/2006	$12.58	$13.62	455,562.951
1/1/2007 to 12/31/2007	$13.62	$15.04	281,624.2
1/1/2008 to 12/31/2008	$15.04	$8.28	382,574.4
1/1/2009 to 12/31/2009	$8.28	$11.34	177,460.9
1/1/2010 to 12/31/2010	$11.34	$13.23	168,526.5
1/1/2011 to 12/31/2011	$13.23	$12.44	134,681.6
1/1/2012 to 12/31/2012	$12.44	$14.42	118,754.9
1/1/2013 to 12/31/2013	$14.42	$18.430401	113,263.303
AFIS Growth-Income Fund
3/4/2005 to 12/31/2005	$10.84	$11.20	36,224.2057
1/1/2006 to 12/31/2006	$11.20	$12.68	72,476.1631
1/1/2007 to 12/31/2007	$12.68	$13.09	87,663.5
1/1/2008 to 12/31/2008	$13.09	$7.99	89,056.7
1/1/2009 to 12/31/2009	$7.99	$10.31	81,100.9
1/1/2010 to 12/31/2010	$10.31	$11.29	70,404.3
1/1/2011 to 12/31/2011	$11.29	$10.89	67,395.7
1/1/2012 to 12/31/2012	$10.89	$12.58	65,205.3
1/1/2013 to 12/31/2013	$12.58	$16.497907	54,434.121

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS International Fund
3/4/2005 to 12/31/2005	$11.60	$13.39	110,128.3255
1/1/2006 to 12/31/2006	$13.39	$15.66	287,159.3533
1/1/2007 to 12/31/2007	$15.66	$18.47	343,677.7
1/1/2008 to 12/31/2008	$18.47	$10.50	367,051.3
1/1/2009 to 12/31/2009	$10.50	$14.77	368,105.7
1/1/2010 to 12/31/2010	$14.77	$15.56	354,472.8
1/1/2011 to 12/31/2011	$15.56	$13.16	315,800.7
1/1/2012 to 12/31/2012	$13.16	$15.25	251,605.2
1/1/2013 to 12/31/2013	$15.25	$18.222981	233,024.050
BlackRock Basic Value V.I.
3/4/2005 to 12/31/2005	$10.99	$11.00	1,561.7261
1/1/2006 to 12/31/2006	$11.00	$13.19	10,786.6595
1/1/2007 to 12/31/2007	$13.19	$13.22	127,050.0
1/1/2008 to 12/31/2008	$13.22	$8.23	102,610.1
1/1/2009 to 12/31/2009	$8.23	$10.62	190,028.8
1/1/2010 to 12/31/2010	$10.62	$11.79	26,626.8
1/1/2011 to 12/31/2011	$11.79	$11.32	26,791.1
1/1/2012 to 12/31/2012	$11.32	$12.70	18,897.2
1/1/2013 to 12/31/2013	$12.70	$17.258618	18,932.881
BlackRock Total Return V.I.
3/4/2005 to 12/31/2005	$10.09	$10.12	6,255.2325
1/1/2006 to 12/31/2006	$10.12	$10.39	42,924.0189
1/1/2007 to 12/31/2007	$10.39	$10.60	25,464.9
1/1/2008 to 12/31/2008	$10.60	$9.17	16,808.2
1/1/2009 to 12/31/2009	$9.17	$10.63	19,452.5
1/1/2010 to 12/31/2010	$10.63	$11.47	19,608.9
1/1/2011 to 12/31/2011	$11.47	$11.99	16,928.1
1/1/2012 to 12/31/2012	$11.99	$12.77	16,833.5
1/1/2013 to 12/31/2013	$12.77	$12.423739	15,068.930
BlackRock Money Market V.I.
3/4/2005 to 12/31/2005	$10.00	$10.10	164,735.483
1/1/2006 to 12/31/2006	$10.10	$10.39	260,272.5424
1/1/2007 to 12/31/2007	$10.39	$10.73	186,448.4
1/1/2008 to 12/31/2008	$10.73	$10.82	218,535.5
1/1/2009 to 12/31/2009	$10.82	$10.67	208,421.8
1/1/2010 to 12/31/2010	$10.67	$10.50	183,759.1
1/1/2011 to 12/31/2011	$10.50	$10.33	93,604.7
1/1/2012 to 12/31/2012	$10.33	$10.17	115,593.7
1/1/2013 to 12/31/2013	$10.17	$10.009237	105,380.890
BlackRock Capital Appreciation V.I.
3/4/2005 to 12/31/2005	$10.85	$11.43	8,184.8887
1/1/2006 to 12/31/2006	$11.43	$11.76	36,141.315
1/1/2007 to 12/31/2007	$11.76	$13.78	201,546.9
1/1/2008 to 12/31/2008	$13.78	$8.30	222,041.0
1/1/2009 to 12/31/2009	$8.30	$11.10	224,883.0
1/1/2010 to 12/31/2010	$11.10	$13.06	256,611.5
1/1/2011 to 12/31/2011	$13.06	$11.72	279,264.4
1/1/2012 to 12/31/2012	$11.72	$13.13	215,334.5
1/1/2013 to 12/31/2013	$13.13	$17.287224	115,428.362

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation V.I.
3/4/2005 to 12/31/2005	$11.17	$11.86	110,222.6
1/1/2006 to 12/31/2006	$11.86	$13.60	346,309.9477
1/1/2007 to 12/31/2007	$13.60	$15.66	545,872.6
1/1/2008 to 12/31/2008	$15.66	$12.42	636,587.6
1/1/2009 to 12/31/2009	$12.42	$14.81	620,121.9
1/1/2010 to 12/31/2010	$14.81	$16.04	632,698.0
1/1/2011 to 12/31/2011	$16.04	$15.24	510,876.7
1/1/2012 to 12/31/2012	$15.24	$16.54	484,009.2
1/1/2013 to 12/31/2013	$16.54	$18.677105	458,137.497
BlackRock U.S. Government Bond V.I.
3/4/2005 to 12/31/2005	$10.08	$10.21	11,111.0177
1/1/2006 to 12/31/2006	$10.21	$10.44	34,919.8929
1/1/2007 to 12/31/2007	$10.44	$10.69	31,610.8
1/1/2008 to 12/31/2008	$10.69	$11.34	43,083.6
1/1/2009 to 12/31/2009	$11.34	$10.96	40,001.8
1/1/2010 to 12/31/2010	$10.96	$11.74	33,429.5
1/1/2011 to 12/31/2011	$11.74	$12.28	31,834.5
1/1/2012 to 12/31/2012	$12.28	$12.38	28,905.1
1/1/2013 to 12/31/2013	$12.38	$11.785884	27,633.064
BlackRock High Yield V.I.
3/4/2005 to 12/31/2005	$10.47	$10.39	3,150.6358
1/1/2006 to 12/31/2006	$10.39	$11.20	9,442.2648
1/1/2007 to 12/31/2007	$11.20	$11.29	17,211.8
1/1/2008 to 12/31/2008	$11.29	$7.87	12,999.0
1/1/2009 to 12/31/2009	$7.87	$12.12	11,276.7
1/1/2010 to 12/31/2010	$12.12	$13.77	38,809.3
1/1/2011 to 12/31/2011	$13.77	$14.00	35,580.5
1/1/2012 to 12/31/2012	$14.00	$15.94	33,928.0
1/1/2013 to 12/31/2013	$15.94	$17.147869	67,600.136
BlackRock S&P 500 Index V.I.
3/4/2005 to 12/31/2005	$10.97	$11.18	17,457.7228
1/1/2006 to 12/31/2006	$11.18	$12.71	19,382.7941
1/1/2007 to 12/31/2007	$12.71	$13.18	18,835.3
1/1/2008 to 12/31/2008	$13.18	$8.14	23,655.1
1/1/2009 to 12/31/2009	$8.14	$10.11	30,951.1
1/1/2010 to 12/31/2010	$10.11	$11.42	29,552.4
1/1/2011 to 12/31/2011	$11.42	$11.43	49,548.0
1/1/2012 to 12/31/2012	$11.43	$13.00	53,477.8
1/1/2013 to 12/31/2013	$13.00	$16.874645	52,764.720
BlackRock International V.I.
3/4/2005 to 12/31/2005	$12.01	$12.69	13,669.3608
1/1/2006 to 12/31/2006	$12.69	$15.98	39,968.8102
1/1/2007 to 12/31/2007	$15.98	$17.35	45,565.5
1/1/2008 to 12/31/2008	$17.35	$9.82	45,895.0
1/1/2009 to 12/31/2009	$9.82	$12.56	36,960.3
1/1/2010 to 12/31/2010	$12.56	$13.17	33,570.8
1/1/2011 to 12/31/2011	$13.17	$11.19	35,809.7
1/1/2012 to 12/31/2012	$11.19	$12.67	31,933.9
1/1/2013 to 12/31/2013	$12.67	$15.303561	26,311.072

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core V.I.
3/4/2005 to 12/31/2005	$11.74	$12.52	21,707.5322
1/1/2006 to 12/31/2006	$12.52	$14.13	85,5,71.4922
1/1/2007 to 12/31/2007	$14.13	$15.07	92813.3
1/1/2008 to 12/31/2008	$15.07	$9.08	74,832.9
1/1/2009 to 12/31/2009	$9.08	$10.95	60,606.2
1/1/2010 to 12/31/2010	$10.95	$11.76	49,238.3
1/1/2011 to 12/31/2011	$11.76	$11.86	31,081.1
1/1/2012 to 12/31/2012	$11.86	$13.15	28,017.8
1/1/2013 to 12/31/2013	$13.15	$17.291702	25,558.842
BlackRock Large Cap Growth V.I.
3/4/2005 to 12/31/2005	$11.22	$12.19	53,552.9172
1/1/2006 to 12/31/2006	$12.19	$12.86	100,507.4159
1/1/2007 to 12/31/2007	$12.86	$13.72	126,234.1
1/1/2008 to 12/31/2008	$13.72	$8.01	112,932.5
1/1/2009 to 12/31/2009	$8.01	$9.99	301,820.0
1/1/2010 to 12/31/2010	$9.99	$11.36	94,924.1
1/1/2011 to 12/31/2011	$11.36	$11.46	124,812.6
1/1/2012 to 12/31/2012	$11.46	$12.99	111,050.2
1/1/2013 to 12/31/2013	$12.99	$17.118994	114,747.399
BlackRock Large Cap Value V.I.
3/4/2005 to 12/31/2005	$11.99	$12.86	109,742.2603
1/1/2006 to 12/31/2006	$12.86	$14.68	57,418.4542
1/1/2007 to 12/31/2007	$14.68	$15.30	73,591.6
1/1/2008 to 12/31/2008	$15.30	$9.44	67,311.1
1/1/2009 to 12/31/2009	$9.44	$10.63	49,126.9
1/1/2010 to 12/31/2010	$10.63	$11.36	48,102.0
1/1/2011 to 12/31/2011	$11.36	$11.10	38.418.2
1/1/2012 to 12/31/2012	$11.10	$12.40	35,492.2
1/1/2013 to 12/31/2013	$12.40	$16.308909	43,571.834
BlackRock Value Opportunities V.I.
3/4/2005 to 12/31/2005	$11.04	$12.01	6,167.0847
1/1/2006 to 12/31/2006	$12.01	$13.34	5,400.9767
1/1/2007 to 12/31/2007	$13.34	$13.01	14,441.3
1/1/2008 to 12/31/2008	$13.01	$7.68	34,449.2
1/1/2009 to 12/31/2009	$7.68	$9.69	37,642.0
1/1/2010 to 12/31/2010	$9.69	$12.28	35,293.4
1/1/2011 to 12/31/2011	$12.28	$11.79	26,178.6
1/1/2012 to 12/31/2012	$11.79	$13.18	25,485.2
1/1/2013 to 12/31/2013	$13.18	$18.467179	22,062.432
BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.69	2,766.6
1/1/2010 to 12/31/2010	$7.69	$8.40	2,727.0
1/1/2011 to 12/31/2011	$8.40	$7.23	2,687.7
1/1/2012 to 12/31/2012	$7.23	$8.13	0.0
1/1/2013 to 12/31/2013	$8.13	$10.360488	2,440.627
Davis Value
3/4/2005 to 12/31/2005	$11.12	$11.64	52,892.9183
1/1/2006 to 12/31/2006	$11.64	$13.18	261,522.4688
1/1/2007 to 12/31/2007	$13.18	$13.57	165,088.6
1/1/2008 to 12/31/2008	$13.57	$7.97	155,847.1
1/1/2009 to 12/31/2009	$7.97	$10.29	307,598.9
1/1/2010 to 12/31/2010	$10.29	$11.42	142,138.9
1/1/2011 to 12/31/2011	$11.42	$10.77	146,104.3
1/1/2012 to 12/31/2012	$10.77	$11.98	129,823.9
1/1/2013 to 12/31/2013	$11.98	$15.733087	119,831.870

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus VIF Appreciation
3/4/2005 to 12/31/2005	$11.06	$10.93	128,987.7181
1/1/2006 to 12/31/2006	$10.93	$12.52	168,317.6468
1/1/2007 to 12/31/2007	$12.52	$13.18	156,833.0
1/1/2008 to 12/31/2008	$13.18	$9.12	164,871.9
1/1/2009 to 12/31/2009	$9.12	$10.98	11,980.5
1/1/2010 to 12/31/2010	$10.98	$12.45	106,561.2
1/1/2011 to 12/31/2011	$12.45	$13.34	92,108.3
1/1/2012 to 12/31/2012	$13.34	$14.47	61,517.0
1/1/2013 to 12/31/2013	$14.47	$17.223498	42,834.841
Eaton Vance Floating-Rate Income
3/4/2005 to 12/31/2005	$10.10	$10.28	73,823.4395
1/1/2006 to 12/31/2006	$10.28	$10.69	229,899.9327
1/1/2007 to 12/31/2007	$10.69	$10.70	48,693.1
1/1/2008 to 12/31/2008	$10.70	$7.67	26,815.4
1/1/2009 to 12/31/2009	$7.67	$10.92	27,001.9
1/1/2010 to 12/31/2010	$10.92	$11.74	28,320.6
1/1/2011 to 12/31/2011	$11.74	$11.86	21,936.3
1/1/2012 to 12/31/2012	$11.86	$12.54	17,677.2
1/1/2013 to 12/31/2013	$12.54	$12.830787	19,315.811
Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.51	132,653.3
1/1/2008 to 12/31/2008	$10.51	$6.73	109,315.8
1/1/2009 to 12/31/2009	$6.73	$7.84	226,811.8
1/1/2010 to 12/31/2010	$7.84	$8.92	305,895.8
1/1/2011 to 12/31/2011	$8.92	$8.27	253,394.7
1/1/2012 to 12/31/2012	$8.27	$9.37	170,517.6
1/1/2013 to 12/31/2013	$9.37	$11.887941	142,351.369
Federated Managed Tail Risk Fund II
3/4/2005 to 12/31/2005	$10.95	$10.87	2,055.5192
1/1/2006 to 12/31/2006	$10.87	$12.43	5,384.6738
1/1/2007 to 12/31/2007	$12.43	$13.44	149,773.0
1/1/2008 to 12/31/2008	$13.44	$9.34	156,375.0
1/1/2009 to 12/31/2009	$9.34	$10.43	181,645.2
1/1/2010 to 12/31/2010	$10.43	$11.61	8,222.0
1/1/2011 to 12/31/2011	$11.61	$10.82	4,823.8
1/1/2012 to 12/31/2012	$10.82	$11.73	4,647.8
1/1/2013 to 12/31/2013	$11.73	$13.446687	4,436.748
Federated Kaufmann
3/4/2005 to 12/31/2005	$11.34	$12.49	15,751.4051
1/1/2006 to 12/31/2006	$12.49	$14.12	27,615.2902
1/1/2007 to 12/31/2007	$14.12	$16.82	77,740.9
1/1/2008 to 12/31/2008	$16.82	$9.63	52,496.6
1/1/2009 to 12/31/2009	$9.63	$12.28	49,251.8
1/1/2010 to 12/31/2010	$12.28	$14.26	20,937.5
1/1/2011 to 12/31/2011	$14.26	$12.17	18,654.6
1/1/2012 to 12/31/2012	$12.17	$14.05	10,768.4
1/1/2013 to 12/31/2013	$14.05	$19.372154	10,469.970
Templeton Foreign VIP Fund(1)
3/4/2005 to 12/31/2005	$11.65	$12.28	39,061.3829
1/1/2006 to 12/31/2006	$12.28	$14.70	62,958.7394
1/1/2007 to 12/31/2007	$14.70	$16.72	60,442.5
1/1/2008 to 12/31/2008	$16.72	$9.82	59,037.5
1/1/2009 to 12/31/2009	$9.82	$13.25	56,683.4
1/1/2010 to 12/31/2010	$13.25	$14.16	51,696.6
1/1/2011 to 12/31/2011	$14.16	$12.46	44,310.7
1/1/2012 to 12/31/2012	$12.46	$14.52	38,523.3
1/1/2013 to 12/31/2013	$14.52	$17.585125	29,825.608

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth VIP Fund(2)
3/4/2005 to 12/31/2005	$11.46	$11.89	39,999.247
1/1/2006 to 12/31/2006	$11.89	$14.27	11,185.4297
1/1/2007 to 12/31/2007	$14.27	$14.38	8,504.8
1/1/2008 to 12/31/2008	$14.38	$8.17	6,437.2
1/1/2009 to 12/31/2009	$8.17	$10.55	6,200.2
1/1/2010 to 12/31/2010	$10.55	$11.17	3,007.3
1/1/2011 to 12/31/2011	$11.17	$10.24	3,101.2
1/1/2012 to 12/31/2012	$10.24	$12.21	1,083.7
1/1/2013 to 12/31/2013	$12.21	$15.731634	986.662
Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.40	326,148.9
1/1/2008 to 12/31/2008	$13.40	$7.35	144,056.1
1/1/2009 to 12/31/2009	$7.35	$10.58	220,314.9
1/1/2010 to 12/31/2010	$10.58	$11.10	22,918.5
1/1/2011 to 12/31/2011	$11.10	$10.17	20,576.5
1/1/2012 to 12/31/2012	$10.17	$12.41	18,199.9
1/1/2013 to 12/31/2013	$12.41	$16.003473	19,787.031
Janus Aspen – Enterprise
5/1/2007 to 12/31/2007	$10.58	$11.60	66,348.6
1/1/2008 to 12/31/2008	$11.60	$6.42	43,286.2
1/1/2009 to 12/31/2009	$6.42	$9.13	35,793.9
1/1/2010 to 12/31/2010	$9.13	$11.29	5,320.7
1/1/2011 to 12/31/2011	$11.29	$10.94	4,739.8
1/1/2012 to 12/31/2012	$10.94	$12.61	4,307.6
1/1/2013 to 12/31/2013	$12.61	$16.402194	4,275.885
Oppenheimer Capital Appreciation
3/4/2005 to 12/31/2005	$10.75	$11.17	6,166.8349
1/1/2006 to 12/31/2006	$11.17	$11.85	9,097.7789
1/1/2007 to 12/31/2007	$11.85	$13.29	6,361.8
1/1/2008 to 12/31/2008	$13.29	$7.11	4,681.4
1/1/2009 to 12/31/2009	$7.11	$10.10	4,672.9
1/1/2010 to 12/31/2010	$10.10	$10.86	4,665.5
1/1/2011 to 12/31/2011	$10.86	$10.55	4,659.4
1/1/2012 to 12/31/2012	$10.55	$11.83	4,653.3
1/1/2013 to 12/31/2013	$11.83	$15.084067	5,019.244
Oppenheimer Main Street/VA
3/4/2005 to 12/31/2005	$10.95	$11.28	3,878.9727
1/1/2006 to 12/31/2006	$11.28	$12.76	5,842.5374
1/1/2007 to 12/31/2007	$12.76	$13.09	4,265.2
1/1/2008 to 12/31/2008	$13.09	$7.91	4,914.0
1/1/2009 to 12/31/2009	$7.91	$9.98	1,893.9
1/1/2010 to 12/31/2010	$9.98	$11.38	715.1
1/1/2011 to 12/31/2011	$11.38	$11.18	709.8
1/1/2012 to 12/31/2012	$11.18	$12.84	704.8
1/1/2013 to 12/31/2013	$12.84	$16.630116	1,044.214
Oppenheimer Main Street Small Cap Fund®/VA
3/4/2005 to 12/31/2005	$11.50	$12.32	20,895.0294
1/1/2006 to 12/31/2006	$12.32	$13.92	13,442.5473
1/1/2007 to 12/31/2007	$13.92	$13.52	29,132.2
1/1/2008 to 12/31/2008	$13.52	$8.26	22,247.7
1/1/2009 to 12/31/2009	$8.26	$11.13	17,551.9
1/1/2010 to 12/31/2010	$11.13	$13.50	14,768.5
1/1/2011 to 12/31/2011	$13.50	$12.98	13,698.1
1/1/2012 to 12/31/2012	$12.98	$15.05	11,544.0
1/1/2013 to 12/31/2013	$15.05	$20.847378	10,842.883

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.04	$11.94	8,605.5574
1/1/2007 to 12/31/2007	$11.94	$16.76	14,764.9
1/1/2008 to 12/31/2008	$16.76	$6.88	17,673.7
1/1/2009 to 12/31/2009	$6.88	$11.80	52,486.9
1/1/2010 to 12/31/2010	$11.80	$13.44	17,056.4
1/1/2011 to 12/31/2011	$13.44	$10.12	16,003.5
1/1/2012 to 12/31/2012	$10.12	$11.13	8,701.7
1/1/2013 to 12/31/2013	$11.13	$10.721580	12,059.353
Pioneer Fund VCT
3/4/2005 to 12/31/2005	$11.03	$11.35	67,498.1735
1/1/2006 to 12/31/2006	$11.35	$13.00	288,107.5085
1/1/2007 to 12/31/2007	$13.00	$13.42	5,949.5
1/1/2008 to 12/31/2008	$13.42	$8.68	5,478.6
1/1/2009 to 12/31/2009	$8.68	$10.68	6,032.8
1/1/2010 to 12/31/2010	$10.68	$12.18	4,795.3
1/1/2011 to 12/31/2011	$12.18	$11.45	4,089.9
1/1/2012 to 12/31/2012	$11.45	$12.40	4,078.8
1/1/2013 to 12/31/2013	$12.40	$16.246884	4,048.764
Pioneer High Yield VCT
3/4/2005 to 12/31/2005	$10.37	$10.29	38,967.4081
1/1/2006 to 12/31/2006	$10.29	$10.97	20,512.459
1/1/2007 to 12/31/2007	$10.97	$11.41	19,781.8
1/1/2008 to 12/31/2008	$11.41	$7.22	5,012.9
1/1/2009 to 12/31/2009	$7.22	$11.39	37,279.9
1/1/2010 to 12/31/2010	$11.39	$13.20	6,883.3
1/1/2011 to 12/31/2011	$13.20	$12.74	6,600.9
1/1/2012 to 12/31/2012	$12.74	$14.52	5,884.8
1/1/2013 to 12/31/2013	$14.52	$15.986047	5,582.513
Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$11.60	$6.29	36,457.9
1/1/2009 to 12/31/2009	$6.29	$8.15	34,867.8
1/1/2010 to 12/31/2010	$8.15	$10.31	2,708.5
1/1/2011 to 12/31/2011	$10.31	$11.14	2,055.5
1/1/2012 to 12/31/2012	$11.14	$12.73	1,940.1
1/1/2013 to 12/31/2013	$12.73	$12.715688	2,457.376
PIMCO CommodityRealReturn® Strategy
3/4/2005 to 12/31/2005	$10.61	$11.39	106,711.2096
1/1/2006 to 12/31/2006	$11.39	$10.86	172,217.4904
1/1/2007 to 12/31/2007	$10.86	$13.17	169,204.6
1/1/2008 to 12/31/2008	$13.17	$7.28	127,634.9
1/1/2009 to 12/31/2009	$7.28	$10.14	104,718.3
1/1/2010 to 12/31/2010	$10.14	$12.43	99,462.5
1/1/2011 to 12/31/2011	$12.43	$11.31	84,484.4
1/1/2012 to 12/31/2012	$11.31	$11.73	73,422.6
1/1/2013 to 12/31/2013	$11.73	$9.850064	78,592.671
PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.03	$10.49	34,582.8
1/1/2008 to 12/31/2008	$10.49	$10.28	45,563.0
1/1/2009 to 12/31/2009	$10.28	$11.47	41,007.7
1/1/2010 to 12/31/2010	$11.47	$11.89	133,963.6
1/1/2011 to 12/31/2011	$11.89	$11.83	96,153.2
1/1/2012 to 12/31/2012	$11.83	$12.33	162,362.7
1/1/2013 to 12/31/2013	$12.33	$12.113749	233,744.012

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return
3/4/2005 to 12/31/2005	$10.23	$10.28	29,611.4333
1/1/2006 to 12/31/2006	$10.28	$10.19	44,612.4511
1/1/2007 to 12/31/2007	$10.19	$11.09	241,031.4
1/1/2008 to 12/31/2008	$11.09	$10.15	219,496.7
1/1/2009 to 12/31/2009	$10.15	$11.82	129,765.9
1/1/2010 to 12/31/2010	$11.82	$12.58	148,255.0
1/1/2011 to 12/31/2011	$12.58	$13.83	121,692.3
1/1/2012 to 12/31/2012	$13.83	$14.80	157,820.3
1/1/2013 to 12/31/2013	$14.80	$13.225496	143,415.397
PIMCO Total Return
3/4/2005 to 12/31/2005	$10.09	$10.18	321,453.7467
1/1/2006 to 12/31/2006	$10.18	$10.40	612,987.6404
1/1/2007 to 12/31/2007	$10.40	$11.13	796,986.8
1/1/2008 to 12/31/2008	$11.13	$11.48	905,330.3
1/1/2009 to 12/31/2009	$11.48	$12.89	752,366.3
1/1/2010 to 12/31/2010	$12.89	$13.72	589,345.7
1/1/2011 to 12/31/2011	$13.72	$13.99	498,561.5
1/1/2012 to 12/31/2012	$13.99	$15.09	541,734.7
1/1/2013 to 12/31/2013	$15.09	$14.558621	464,475.407
TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.76	0.0
1/1/2009 to 12/31/2009	$6.76	$8.73	1,894.9
1/1/2010 to 12/31/2010	$8.73	$9.38	1,728.0
1/1/2011 to 12/31/2011	$9.38	$9.38	1,655.5
1/1/2012 to 12/31/2012	$9.38	$9.77	1,321.4
1/1/2013 to 12/31/2013	$9.77	$10.274442	1,118.126
TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.83	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.79	0.0
1/1/2010 to 12/31/2010	$7.79	$9.01	350,280.2
1/1/2011 to 12/31/2011	$9.01	$8.52	347,161.0
1/1/2012 to 12/31/2012	$8.52	$9.46	274,232.7
1/1/2013 to 12/31/2013	$9.46	$12.304188	157,381.070
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	96,017.2
1/1/2012 to 12/31/2012	$10.00	$10.70	97,476.0
1/1/2013 to 12/31/2013	$10.70	$14.624907	81,193.751
TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.41	$6.09	245.5
1/1/2009 to 12/31/2009	$6.09	$8.57	4,108.0
1/1/2010 to 12/31/2010	$8.57	$10.97	36,768.6
1/1/2011 to 12/31/2011	$10.97	$10.49	36,130.9
1/1/2012 to 12/31/2012	$10.49	$11.98	32,110.4
1/1/2013 to 12/31/2013	$11.98	$16.036206	117,064.293
Invesco V.I. Comstock Fund
3/4/2005 to 12/31/2005	$11.01	$11.19	118,166.7764
1/1/2006 to 12/31/2006	$11.19	$12.81	50,234.425
1/1/2007 to 12/31/2007	$12.81	$12.35	32,855.1
1/1/2008 to 12/31/2008	$12.35	$7.82	35,552.1
1/1/2009 to 12/31/2009	$7.82	$9.91	39,446.5
1/1/2010 to 12/31/2010	$9.91	$11.31	257,353.1
1/1/2011 to 12/31/2011	$11.31	$10.93	272,323.7
1/1/2012 to 12/31/2012	$10.93	$12.82	194,407.3
1/1/2013 to 12/31/2013	$12.82	$17.154082	184,960.108

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Wanger International
4/27/2007 to 12/31/07	$10.74	$11.25	32,170.2
1/1/2008 to 12/31/2008	$11.25	$6.02	33,591.8
1/1/2009 to 12/31/2009	$6.02	$8.88	30,338.3
1/1/2010 to 12/31/2010	$8.88	$10.91	128,109.8
1/1/2011 to 12/31/2011	$10.91	$9.17	130,345.9
1/1/2012 to 12/31/2012	$9.17	$10.97	106,508.8
1/1/2013 to 12/31/2013	$10.97	$13.214305	129,275.344
Wanger USA
3/4/2005 to 12/31/2005	$11.54	$12.49	38,124.9833
1/1/2006 to 12/31/2006	$12.49	$13.26	149,876.7977
1/1/2007 to 12/31/2007	$13.26	$13.75	13,892.6
1/1/2008 to 12/31/2008	$13.75	$8.16	42,931.1
1/1/2009 to 12/31/2009	$8.16	$11.42	35,364.9
1/1/2010 to 12/31/2010	$11.42	$13.87	32,636.1
1/1/2011 to 12/31/2011	$13.87	$13.18	28,954.4
1/1/2012 to 12/31/2012	$13.18	$15.56	25,701.0
1/1/2013 to 12/31/2013	$15.56	$20.483571	32,006.059

Class C

(if you purchased your contract on or after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund
6/23/2008 to 12/31/2008	$10.92	$6.05	0.0
1/1/2009 to 12/31/2009	$6.05	$8.81	0.0
1/1/2010 to 12/31/2010	$8.81	$9.30	0.0
1/1/2011 to 12/31/2011	$9.30	$8.86	0.0
1/1/2012 to 12/31/2012	$8.86	$10.26	0.0
1/1/2013 to 12/31/2013	$10.26	$13.487697	0.0
Invesco V.I. Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$12.90	$9.43	0.0
1/1/2009 to 12/31/2009	$9.43	$12.08	8,854.1
1/1/2010 to 12/31/2010	$12.08	$13.55	524.1
1/1/2011 to 12/31/2011	$13.55	$12.47	525.5
1/1/2012 to 12/31/2012	$12.47	$13.61	185.3
1/1/2013 to 12/31/2013	$13.61	$17.232227	4,655.298
AllianceBernstein VPS International Value
6/23/2008 to 12/31/2008	$9.00	$4.80	0.0
1/1/2009 to 12/31/2009	$4.80	$6.36	851.5
1/1/2010 to 12/31/2010	$6.36	$6.54	906.8
1/1/2011 to 12/31/2011	$6.54	$5.19	1,086.2
1/1/2012 to 12/31/2012	$5.19	$5.84	1,084.3
1/1/2013 to 12/31/2013	$5.84	$7.067340	973.356
AllianceBernstein VPS Small/Mid Cap Value
6/23/2008 to 12/31/2008	$12.66	$8.32	1,675.0
1/1/2009 to 12/31/2009	$8.32	$11.69	3,379.8
1/1/2010 to 12/31/2010	$11.69	$14.59	2,953.8
1/1/2011 to 12/31/2011	$14.59	$13.14	1,375.9
1/1/2012 to 12/31/2012	$13.14	$15.34	1,379.0
1/1/2013 to 12/31/2013	$15.34	$20.818801	4,736.470
AllianceBernstein VPS Value
6/23/2008 to 12/31/2008	$10.94	$7.43	0.0
1/1/2009 to 12/31/2009	$7.43	$8.85	1,889.3
1/1/2010 to 12/31/2010	$8.85	$9.73	1,999.1
1/1/2011 to 12/31/2011	$9.73	$9.23	2,034.1
1/1/2012 to 12/31/2012	$9.23	$10.50	1,494.2
1/1/2013 to 12/31/2013	$10.50	$14.127185	1,265.199
American Century VP Ultra
6/23/2008 to 12/31/2008	$11.10	$7.17	0.0
1/1/2009 to 12/31/2009	$7.17	$9.47	0.0
1/1/2010 to 12/31/2010	$9.47	$10.81	0.0
1/1/2011 to 12/31/2011	$10.81	$10.75	0.0
1/1/2012 to 12/31/2012	$10.75	$12.04	0.0
1/1/2013 to 12/31/2013	$12.04	$16.221445	0.0
AFIS Asset Allocation Fund
6/23/2008 to 12/31/2008	$12.42	$9.14	0.0
1/1/2009 to 12/31/2009	$9.14	$11.13	7,570.7
1/1/2010 to 12/31/2010	$11.13	$12.30	7,412.0
1/1/2011 to 12/31/2011	$12.30	$12.23	7,160.7
1/1/2012 to 12/31/2012	$12.23	$13.95	6,778.0
1/1/2013 to 12/31/2013	$13.95	$16.936304	6,494.617

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Bond Fund
6/23/2008 to 12/31/2008	$10.65	$9.60	9,422.4
1/1/2009 to 12/31/2009	$9.60	$10.61	40,777.9
1/1/2010 to 12/31/2010	$10.61	$11.09	2,948.6
1/1/2011 to 12/31/2011	$11.09	$11.56	2,818.6
1/1/2012 to 12/31/2012	$11.56	$11.95	2,850.6
1/1/2013 to 12/31/2013	$11.95	$11.482306	3,608.503
AFIS Growth Fund
6/23/2008 to 12/31/2008	$14.00	$8.24	37,971.2
1/1/2009 to 12/31/2009	$8.24	$11.28	47,906.1
1/1/2010 to 12/31/2010	$11.28	$13.15	37,202.7
1/1/2011 to 12/31/2011	$13.15	$12.36	25,995.3
1/1/2012 to 12/31/2012	$12.36	$14.30	23,642.6
1/1/2013 to 12/31/2013	$14.30	$18.261388	19,138.728
AFIS Growth-Income Fund
6/23/2008 to 12/31/2008	$11.84	$7.96	590.1
1/1/2009 to 12/31/2009	$7.96	$10.26	2,458.9
1/1/2010 to 12/31/2010	$10.26	$11.22	3,992.8
1/1/2011 to 12/31/2011	$11.22	$10.82	3,767.7
1/1/2012 to 12/31/2012	$10.82	$12.47	3,362.7
1/1/2013 to 12/31/2013	$12.47	$16.346593	12,216.970
AFIS International Fund
6/23/2008 to 12/31/2008	$16.21	$10.46	15,570.9
1/1/2009 to 12/31/2009	$10.46	$14.69	44,110.3
1/1/2010 to 12/31/2010	$14.69	$15.47	54,473.9
1/1/2011 to 12/31/2011	$15.47	$13.06	54,399.1
1/1/2012 to 12/31/2012	$13.06	$15.12	44,501.4
1/1/2013 to 12/31/2013	$15.12	$18.055860	46,649.158
BlackRock Basic Value V.I.
6/23/2008 to 12/31/2008	$11.77	$8.19	4,549.8
1/1/2009 to 12/31/2009	$8.19	$10.56	38,564.3
1/1/2010 to 12/31/2010	$10.56	$11.71	1,384.8
1/1/2011 to 12/31/2011	$11.71	$11.24	1,375.4
1/1/2012 to 12/31/2012	$11.24	$12.60	1,243.8
1/1/2013 to 12/31/2013	$12.60	$17.100268	1,044.358
BlackRock Total Return V.I.
6/23/2008 to 12/31/2008	$10.33	$9.13	0.0
1/1/2009 to 12/31/2009	$9.13	$10.58	0.0
1/1/2010 to 12/31/2010	$10.58	$11.40	1,459.3
1/1/2011 to 12/31/2011	$11.40	$11.90	1,267.9
1/1/2012 to 12/31/2012	$11.90	$12.66	1,164.6
1/1/2013 to 12/31/2013	$12.66	$12.309745	1,243.905
BlackRock Money Market V.I.
6/23/2008 to 12/31/2008	$10.75	$10.78	14,737.6
1/1/2009 to 12/31/2009	$10.78	$10.61	11,048.4
1/1/2010 to 12/31/2010	$10.61	$10.43	6,256.5
1/1/2011 to 12/31/2011	$10.43	$10.26	5,987.6
1/1/2012 to 12/31/2012	$10.26	$10.09	5,943.2
1/1/2013 to 12/31/2013	$10.09	$9.917398	17,303.086

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Capital Appreciation V.I.
6/23/2008 to 12/31/2008	$12.71	$8.26	9,320.1
1/1/2009 to 12/31/2009	$8.26	$11.05	41,352.4
1/1/2010 to 12/31/2010	$11.05	$12.98	57,289.0
1/1/2011 to 12/31/2011	$12.98	$11.63	64,345.3
1/1/2012 to 12/31/2012	$11.63	$13.02	53,863.9
1/1/2013 to 12/31/2013	$13.02	$17.128644	27,418.600
BlackRock Global Allocation V.I.
6/23/2008 to 12/31/2008	$15.19	$12.36	44,517.2
1/1/2009 to 12/31/2009	$12.36	$14.73	130,663.9
1/1/2010 to 12/31/2010	$14.73	$15.94	111,399.1
1/1/2011 to 12/31/2011	$15.94	$15.13	101,341.0
1/1/2012 to 12/31/2012	$15.13	$16.40	105,742.8
1/1/2013 to 12/31/2013	$16.40	$18.505812	114,247.689
BlackRock U.S. Government Bond V.I.
6/23/2008 to 12/31/2008	$10.58	$11.30	0.0
1/1/2009 to 12/31/2009	$11.30	$10.91	3,982.8
1/1/2010 to 12/31/2010	$10.91	$11.67	3,935.7
1/1/2011 to 12/31/2011	$11.67	$12.20	3,835.1
1/1/2012 to 12/31/2012	$12.20	$12.28	3,907.8
1/1/2013 to 12/31/2013	$12.28	$11.677745	1,273.136
BlackRock High Yield V.I.
6/23/2008 to 12/31/2008	$11.25	$7.83	0.0
1/1/2009 to 12/31/2009	$7.83	$12.06	2,363.3
1/1/2010 to 12/31/2010	$12.06	$13.68	12,436.1
1/1/2011 to 12/31/2011	$13.68	$13.90	13,152.0
1/1/2012 to 12/31/2012	$13.90	$15.81	12,885.4
1/1/2013 to 12/31/2013	$15.81	$16.990561	25,931.642
BlackRock S&P 500 Index V.I.
6/23/2008 to 12/31/2008	$11.79	$8.11	7,975.8
1/1/2009 to 12/31/2009	$8.11	$10.06	29,850.2
1/1/2010 to 12/31/2010	$10.06	$11.35	28,361.1
1/1/2011 to 12/31/2011	$11.35	$11.35	31,793.1
1/1/2012 to 12/31/2012	$11.35	$12.90	48,405.2
1/1/2013 to 12/31/2013	$12.90	$16.719860	43,203.543
BlackRock International V.I.
6/23/2008 to 12/31/2008	$15.15	$9.77	0.0
1/1/2009 to 12/31/2009	$9.77	$12.49	3,913.0
1/1/2010 to 12/31/2010	$12.49	$13.09	3,929.6
1/1/2011 to 12/31/2011	$13.09	$11.11	3,389.2
1/1/2012 to 12/31/2012	$11.11	$12.56	3,076.4
1/1/2013 to 12/31/2013	$12.56	$15.163189	2,862.880
BlackRock Large Cap Core V.I.
6/23/2008 to 12/31/2008	$13.33	$9.04	0.0
1/1/2009 to 12/31/2009	$9.04	$10.90	3,499.7
1/1/2010 to 12/31/2010	$10.90	$11.69	3,462.1
1/1/2011 to 12/31/2011	$11.69	$11.77	3,325.4
1/1/2012 to 12/31/2012	$11.77	$13.04	3,206.3
1/1/2013 to 12/31/2013	$13.04	$17.133190	2,716.423

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Growth V.I.
6/23/2008 to 12/31/2008	$11.99	$7.97	0.0
1/1/2009 to 12/31/2009	$7.97	$9.94	49,305.4
1/1/2010 to 12/31/2010	$9.94	$11.29	6,817.8
1/1/2011 to 12/31/2011	$11.29	$11.37	2,617.0
1/1/2012 to 12/31/2012	$11.37	$12.88	2,478.2
1/1/2013 to 12/31/2013	$12.88	$16.962003	2,408.228
BlackRock Large Cap Value V.I.
6/23/2008 to 12/31/2008	$13.70	$9.40	0.0
1/1/2009 to 12/31/2009	$9.40	$10.57	4,388.4
1/1/2010 to 12/31/2010	$10.57	$11.29	4,157.2
1/1/2011 to 12/31/2011	$11.29	$11.02	1,381.0
1/1/2012 to 12/31/2012	$11.02	$12.30	1,320.4
1/1/2013 to 12/31/2013	$12.30	$16.159382	1,244.381
BlackRock Value Opportunities V.I.
6/23/2008 to 12/31/2008	$12.20	$7.64	0.0
1/1/2009 to 12/31/2009	$7.64	$9.64	0.0
1/1/2010 to 12/31/2010	$9.64	$12.20	0.0
1/1/2011 to 12/31/2011	$12.20	$11.71	0.0
1/1/2012 to 12/31/2012	$11.71	$13.07	0.0
1/1/2013 to 12/31/2013	$13.07	$18.297800	3,239.733
BlackRock Global Opportunities V.I.
6/23/2008 to 12/31/2008	$9.42	$5.77	13,782.8
1/1/2009 to 12/31/2009	$5.77	$7.68	12,745.5
1/1/2010 to 12/31/2010	$7.68	$8.37	12,627.2
1/1/2011 to 12/31/2011	$8.37	$7.20	13,519.7
1/1/2012 to 12/31/2012	$7.20	$8.09	13,356.6
1/1/2013 to 12/31/2013	$8.09	$10.302237	15,491.071
Davis Value
6/23/2008 to 12/31/2008	$12.24	$7.93	7,902.2
1/1/2009 to 12/31/2009	$7.93	$10.23	57,302.3
1/1/2010 to 12/31/2010	$10.23	$11.34	9,944.9
1/1/2011 to 12/31/2011	$11.34	$10.69	4,850.9
1/1/2012 to 12/31/2012	$10.69	$11.88	4,169.9
1/1/2013 to 12/31/2013	$11.88	$15.588717	4,208.510
Dreyfus VIF Appreciation
6/23/2008 to 12/31/2008	$12.13	$9.08	6,979.8
1/1/2009 to 12/31/2009	$9.08	$10.93	5,967.4
1/1/2010 to 12/31/2010	$10.93	$12.37	33,524.4
1/1/2011 to 12/31/2011	$12.37	$13.24	31,468.0
1/1/2012 to 12/31/2012	$13.24	$14.35	25,923.9
1/1/2013 to 12/31/2013	$14.35	$17.065423	20,427.735
Eaton Vance Floating-Rate Income
6/23/2008 to 12/31/2008	$10.63	$7.64	0.0
1/1/2009 to 12/31/2009	$7.64	$10.86	3,754.3
1/1/2010 to 12/31/2010	$10.86	$11.67	3,153.5
1/1/2011 to 12/31/2011	$11.67	$11.78	1,825.7
1/1/2012 to 12/31/2012	$11.78	$12.44	2,122.1
1/1/2013 to 12/31/2013	$12.44	$12.713040	2,770.273
Eaton Vance Large-Cap Value
6/23/2008 to 12/31/2008	$9.93	$6.72	6,596.2
1/1/2009 to 12/31/2009	$6.72	$7.82	50,736.2
1/1/2010 to 12/31/2010	$7.82	$8.89	94,743.6
1/1/2011 to 12/31/2011	$8.89	$8.23	94,052.1
1/1/2012 to 12/31/2012	$8.23	$9.32	73,264.1
1/1/2013 to 12/31/2013	$9.32	$11.808369	57,513.112

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Federated Managed Tail Risk Fund II
6/23/2008 to 12/31/2008	$12.70	$9.30	6,816.5
1/1/2009 to 12/31/2009	$9.30	$10.38	35,594.9
1/1/2010 to 12/31/2010	$10.38	$11.54	0.0
1/1/2011 to 12/31/2011	$11.54	$10.74	0.0
1/1/2012 to 12/31/2012	$10.74	$11.64	0.0
1/1/2013 to 12/31/2013	$11.64	$13.323307	0.0
Federated Kaufmann
6/23/2008 to 12/31/2008	$14.80	$9.59	1,206.4
1/1/2009 to 12/31/2009	$9.59	$12.21	4,420.8
1/1/2010 to 12/31/2010	$12.21	$14.17	1,558.3
1/1/2011 to 12/31/2011	$14.17	$12.08	1,531.1
1/1/2012 to 12/31/2012	$12.08	$13.93	1,118.5
1/1/2013 to 12/31/2013	$13.93	$19.194401	3,935.088
Templeton Foreign VIP Fund(1)
6/23/2008 to 12/31/2008	$14.64	$9.78	0.0
1/1/2009 to 12/31/2009	$9.78	$13.18	490.9
1/1/2010 to 12/31/2010	$13.18	$14.07	504.6
1/1/2011 to 12/31/2011	$14.07	$12.37	530.1
1/1/2012 to 12/31/2012	$12.37	$14.40	225.5
1/1/2013 to 12/31/2013	$14.40	$17.423724	22.219
Templeton Growth VIP Fund(2)
6/23/2008 to 12/31/2008	$12.25	$8.14	0.0
1/1/2009 to 12/31/2009	$8.14	$10.50	1,535.9
1/1/2010 to 12/31/2010	$10.50	$11.10	1,555.3
1/1/2011 to 12/31/2011	$11.10	$10.16	1,441.1
1/1/2012 to 12/31/2012	$10.16	$12.11	1,309.9
1/1/2013 to 12/31/2013	$12.11	$15.587335	1,008.353
Janus Aspen Forty
6/23/2008 to 12/31/2008	$13.76	$7.34	14,374.6
1/1/2009 to 12/31/2009	$7.34	$10.55	64,431.7
1/1/2010 to 12/31/2010	$10.55	$11.05	14,799.9
1/1/2011 to 12/31/2011	$11.05	$10.12	6,080.5
1/1/2012 to 12/31/2012	$10.12	$12.34	5,553.4
1/1/2013 to 12/31/2013	$12.34	$15.894898	5,189.867
Janus Aspen – Enterprise
6/23/2008 to 12/31/2008	$11.27	$6.41	10,625.0
1/1/2009 to 12/31/2009	$6.41	$9.11	19,363.2
1/1/2010 to 12/31/2010	$9.11	$11.25	5,020.6
1/1/2011 to 12/31/2011	$11.25	$10.89	2,647.8
1/1/2012 to 12/31/2012	$10.89	$12.54	0.0
1/1/2013 to 12/31/2013	$12.54	$16.290914	0.0
Oppenheimer Capital Appreciation
6/23/2008 to 12/31/2008	$12.47	$7.08	0.0
1/1/2009 to 12/31/2009	$7.08	$10.05	0.0
1/1/2010 to 12/31/2010	$10.05	$10.79	0.0
1/1/2011 to 12/31/2011	$10.79	$10.48	0.0
1/1/2012 to 12/31/2012	$10.48	$11.73	0.0
1/1/2013 to 12/31/2013	$11.73	$14.945689	0.0
Oppenheimer Main Street/VA
6/23/2008 to 12/31/2008	$12.02	$7.88	0.0
1/1/2009 to 12/31/2009	$7.88	$9.92	0.0
1/1/2010 to 12/31/2010	$9.92	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.74	248.7
1/1/2013 to 12/31/2013	$12.74	$16.477602	660.920

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Oppenheimer Main Street Small Cap Fund®/VA
6/23/2008 to 12/31/2008	$12.68	$8.22	0.0
1/1/2009 to 12/31/2009	$8.22	$11.08	419.1
1/1/2010 to 12/31/2010	$11.08	$13.42	399.9
1/1/2011 to 12/31/2011	$13.42	$12.89	0.0
1/1/2012 to 12/31/2012	$12.89	$14.93	1,210.7
1/1/2013 to 12/31/2013	$14.93	$20.656215	990.016
Pioneer Emerging Markets VCT
6/23/2008 to 12/31/2008	$14.72	$6.86	0.0
1/1/2009 to 12/31/2009	$6.86	$11.76	8,961.6
1/1/2010 to 12/31/2010	$11.76	$13.38	2,568.3
1/1/2011 to 12/31/2011	$13.38	$10.06	1,318.5
1/1/2012 to 12/31/2012	$10.06	$11.05	1,401.3
1/1/2013 to 12/31/2013	$11.05	$10.638170	1,557.409
Pioneer Fund VCT
6/23/2008 to 12/31/2008	$12.29	$8.64	0.0
1/1/2009 to 12/31/2009	$8.64	$10.62	0.0
1/1/2010 to 12/31/2010	$10.62	$12.10	0.0
1/1/2011 to 12/31/2011	$12.10	$11.37	0.0
1/1/2012 to 12/31/2012	$11.37	$12.30	0.0
1/1/2013 to 12/31/2013	$12.30	$16.097845	0.0
Pioneer High Yield VCT
6/23/2008 to 12/31/2008	$11.19	$7.19	0.0
1/1/2009 to 12/31/2009	$7.19	$11.33	8,439.3
1/1/2010 to 12/31/2010	$11.33	$13.12	1,137.9
1/1/2011 to 12/31/2011	$13.12	$12.65	0.0
1/1/2012 to 12/31/2012	$12.65	$14.40	0.0
1/1/2013 to 12/31/2013	$14.40	$15.839406	0.0
Pioneer Real Estate Shares VCT
6/23/2008 to 12/31/2008	$10.27	$6.29	1,840.2
1/1/2009 to 12/31/2009	$6.29	$8.13	6,157.8
1/1/2010 to 12/31/2010	$8.13	$10.28	0.0
1/1/2011 to 12/31/2011	$10.28	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.66	998.6
1/1/2013 to 12/31/2013	$12.66	$12.642068	1,064.033
PIMCO CommodityRealReturn® Strategy
6/23/2008 to 12/31/2008	$16.66	$7.25	3,191.6
1/1/2009 to 12/31/2009	$7.25	$10.09	8,693.4
1/1/2010 to 12/31/2010	$10.09	$12.36	8,422.8
1/1/2011 to 12/31/2011	$12.36	$11.23	7,960.9
1/1/2012 to 12/31/2012	$11.23	$11.64	8,833.1
1/1/2013 to 12/31/2013	$11.64	$9.759663	11,511.163
PIMCO Low Duration
6/23/2008 to 12/31/2008	$10.50	$10.27	0.0
1/1/2009 to 12/31/2009	$10.27	$11.44	20,570.6
1/1/2010 to 12/31/2010	$11.44	$11.84	51,170.8
1/1/2011 to 12/31/2011	$11.84	$11.78	44,607.0
1/1/2012 to 12/31/2012	$11.78	$12.25	80,884.6
1/1/2013 to 12/31/2013	$12.25	$12.031614	114,097.926
PIMCO Real Return
6/23/2008 to 12/31/2008	$11.23	$10.10	19,561.7
1/1/2009 to 12/31/2009	$10.10	$11.76	36,667.8
1/1/2010 to 12/31/2010	$11.76	$12.50	49,135.2
1/1/2011 to 12/31/2011	$12.50	$13.73	42,119.1
1/1/2012 to 12/31/2012	$13.73	$14.68	55,593.0
1/1/2013 to 12/31/2013	$14.68	$13.104170	54,399.644

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Total Return
6/23/2008 to 12/31/2008	$11.15	$11.43	45,446.2
1/1/2009 to 12/31/2009	$11.43	$12.82	165,260.9
1/1/2010 to 12/31/2010	$12.82	$13.63	149,623.3
1/1/2011 to 12/31/2011	$13.63	$13.89	128,922.4
1/1/2012 to 12/31/2012	$13.89	$14.97	168,507.7
1/1/2013 to 12/31/2013	$14.97	$14.425085	156,705.714
TA AllianceBernstein Dynamic Allocation
6/23/2008 to 12/31/2008	$10.32	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$8.71	0.0
1/1/2010 to 12/31/2010	$8.71	$9.35	0.0
1/1/2011 to 12/31/2011	$9.35	$9.35	0.0
1/1/2012 to 12/31/2012	$9.35	$9.72	0.0
1/1/2013 to 12/31/2013	$9.72	$10.215021	15,632.224
TA WMC Diversified Growth
6/23/2008 to 12/31/2008	$10.21	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.78	0.0
1/1/2010 to 12/31/2010	$7.78	$8.98	92,090.7
1/1/2011 to 12/31/2011	$8.98	$8.49	97,213.3
1/1/2012 to 12/31/2012	$8.49	$9.42	82,079.0
1/1/2013 to 12/31/2013	$9.42	$12.232996	49,589.657
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	24,472.5
1/1/2012 to 12/31/2012	$10.00	$10.69	27,551.2
1/1/2013 to 12/31/2013	$10.69	$14.595696	23,760.437
TA Systematic Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.77	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.55	0.0
1/1/2010 to 12/31/2010	$8.55	$10.94	5,698.2
1/1/2011 to 12/31/2011	$10.94	$10.45	6,092.0
1/1/2012 to 12/31/2012	$10.45	$11.92	5,941.5
1/1/2013 to 12/31/2013	$11.92	$15.943411	35,825.242
Invesco V.I. Comstock Fund
6/23/2008 to 12/31/2008	$10.53	$7.78	0.0
1/1/2009 to 12/31/2009	$7.78	$9.85	660.5
1/1/2010 to 12/31/2010	$9.85	$11.24	62,127.3
1/1/2011 to 12/31/2011	$11.24	$10.85	70,643.0
1/1/2012 to 12/31/2012	$10.85	$12.71	53,856.1
1/1/2013 to 12/31/2013	$12.71	$16.996692	50,777.671
Wanger International
6/23/2008 to 12/31/2008	$10.25	$6.01	0.0
1/1/2009 to 12/31/2009	$6.01	$8.85	0.0
1/1/2010 to 12/31/2010	$8.85	$10.87	19,970.9
1/1/2011 to 12/31/2011	$10.87	$9.13	21,697.9
1/1/2012 to 12/31/2012	$9.13	$10.91	22,046.2
1/1/2013 to 12/31/2013	$10.91	$13.124685	38,900.033
Wanger USA
6/23/2008 to 12/31/2008	$13.02	$8.13	1,424.1
1/1/2009 to 12/31/2009	$8.13	$11.36	4,581.1
1/1/2010 to 12/31/2010	$11.36	$13.78	5,517.3
1/1/2011 to 12/31/2011	$13.78	$13.08	5,811.4
1/1/2012 to 12/31/2012	$13.08	$15.43	5,226.4
1/1/2013 to 12/31/2013	$15.43	$20.295608	7,721.362

Class XC

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund
3/4/2005 to 12/31/2005	$11.27	$11.50	32,781.4677
1/1/2006 to 12/31/2006	$11.50	$12.80	37,044.8888
1/1/2007 to 12/31/2007	$12.80	$12.79	3,095.2
1/1/2008 to 12/31/2008	$12.79	$6.07	2,640.3
1/1/2009 to 12/31/2009	$6.07	$8.83	47,651.9
1/1/2010 to 12/31/2010	$8.83	$9.33	5,421.4
1/1/2011 to 12/31/2011	$9.33	$8.90	4,747.1
1/1/2012 to 12/31/2012	$8.90	$10.30	3,492.5
1/1/2013 to 12/31/2013	$10.30	$13.549929	3,456.324
Invesco V.I. Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.07	$11.40	51,522.9811
1/1/2006 to 12/31/2006	$11.40	$12.48	88,800.0177
1/1/2007 to 12/31/2007	$12.48	$13.45	127,332.6
1/1/2008 to 12/31/2008	$13.45	$9.45	200,342.6
1/1/2009 to 12/31/2009	$9.45	$12.11	510,752.9
1/1/2010 to 12/31/2010	$12.11	$13.59	168,747.7
1/1/2011 to 12/31/2011	$13.59	$12.52	142,401.8
1/1/2012 to 12/31/2012	$12.52	$13.66	140,839.2
1/1/2013 to 12/31/2013	$13.66	$17.311813	122,474.896
AllianceBernstein VPS International Value
5/1/2007 to 12/31/2007	$10.54	$10.43	73,106.6
1/1/2008 to 12/31/2008	$10.43	$4.80	130,576.6
1/1/2009 to 12/31/2009	$4.80	$6.37	55,234.5
1/1/2010 to 12/31/2010	$6.37	$6.55	71,936.8
1/1/2011 to 12/31/2011	$6.55	$5.20	69,982.6
1/1/2012 to 12/31/2012	$5.20	$5.86	68,292.6
1/1/2013 to 12/31/2013	$5.86	$7.091406	60,606.362
AllianceBernstein VPS Small/Mid Cap Value
3/4/2005 to 12/31/2005	$1.31	$11.69	322,104.4602
1/1/2006 to 12/31/2006	$11.69	$13.16	686,595.9813
1/1/2007 to 12/31/2007	$13.16	$13.16	267,552.5
1/1/2008 to 12/31/2008	$13.16	$8.34	296,340.3
1/1/2009 to 12/31/2009	$8.34	$11.72	104,108.5
1/1/2010 to 12/31/2010	$11.72	$14.63	107,213.4
1/1/2011 to 12/31/2011	$14.63	$13.19	133,477.9
1/1/2012 to 12/31/2012	$13.19	$15.40	89,765.4
1/1/2013 to 12/31/2013	$15.40	$20.914909	107,610.159
AllianceBernstein VPS Value
3/4/2005 to 12/31/2005	$11.17	$11.35	0.0
1/1/2006 to 12/31/2006	$11.35	$13.54	19,522.3077
1/1/2007 to 12/31/2007	$13.54	$12.79	66,658.5
1/1/2008 to 12/31/2008	$12.79	$7.44	57,965.9
1/1/2009 to 12/31/2009	$7.44	$8.87	39,656.8
1/1/2010 to 12/31/2010	$8.87	$9.76	38,275.6
1/1/2011 to 12/31/2011	$9.76	$9.26	37,505.0
1/1/2012 to 12/31/2012	$9.26	$10.54	31,556.3
1/1/2013 to 12/31/2013	$10.54	$14.192429	33,669.468

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
American Century VP Ultra
3/4/2005 to 12/31/2005	$10.78	$11.02	6,181.6654
1/1/2006 to 12/31/2006	$11.02	$10.48	31,403.8971
1/1/2007 to 12/31/2007	$10.48	$12.48	32,423.0
1/1/2008 to 12/31/2008	$12.48	$7.18	31,586.3
1/1/2009 to 12/31/2009	$7.18	$9.50	30,507.3
1/1/2010 to 12/31/2010	$9.50	$10.85	9,059.7
1/1/2011 to 12/31/2011	$10.85	$10.79	6,435.8
1/1/2012 to 12/31/2012	$10.79	$12.09	2,368.2
1/1/2013 to 12/31/2013	$12.09	$16.296385	2,336.141
AFIS Asset Allocation Fund
3/4/2005 to 12/31/2005	$10.63	$11.23	157,217.4492
1/1/2006 to 12/31/2006	$11.23	$12.65	231,591.4818
1/1/2007 to 12/31/2007	$12.65	$13.24	419,018.4
1/1/2008 to 12/31/2008	$13.24	$9.16	525,693.6
1/1/2009 to 12/31/2009	$9.16	$11.16	473,279.5
1/1/2010 to 12/31/2010	$11.16	$12.33	429,907.0
1/1/2011 to 12/31/2011	$12.33	$12.27	346,549.3
1/1/2012 to 12/31/2012	$12.27	$14.01	314,193.9
1/1/2013 to 12/31/2013	$14.01	$17.014489	307,692.592
AFIS Bond Fund
3/4/2005 to 12/31/2005	$10.18	$10.14	446,521.311
1/1/2006 to 12/31/2006	$10.14	$10.65	1,762,982.099
1/1/2007 to 12/31/2007	$10.65	$10.81	2,291,529.3
1/1/2008 to 12/31/2008	$10.81	$9.62	1,810,416.6
1/1/2009 to 12/31/2009	$9.62	$10.64	1,596,203.9
1/1/2010 to 12/31/2010	$10.64	$11.13	447,924.8
1/1/2011 to 12/31/2011	$11.13	$11.60	292,309.4
1/1/2012 to 12/31/2012	$11.60	$12.00	285,691.3
1/1/2013 to 12/31/2013	$12.00	$11.535294	291,014.632
AFIS Growth Fund
3/4/2005 to 12/31/2005	$11.16	$12.57	827,144.3532
1/1/2006 to 12/31/2006	$12.57	$13.61	2,182,155.767
1/1/2007 to 12/31/2007	$13.61	$15.01	1,883,972.5
1/1/2008 to 12/31/2008	$15.01	$8.26	2,720,330.2
1/1/2009 to 12/31/2009	$8.26	$11.31	1,252,240.9
1/1/2010 to 12/31/2010	$11.31	$13.19	1,123,475.8
1/1/2011 to 12/31/2011	$13.19	$12.40	849,471.7
1/1/2012 to 12/31/2012	$12.40	$14.36	774,447.4
1/1/2013 to 12/31/2013	$14.36	$18.345671	713,077.706
AFIS Growth-Income Fund
3/4/2005 to 12/31/2005	$10.84	$11.20	309,460.9329
1/1/2006 to 12/31/2006	$11.20	$12.67	592,264.4628
1/1/2007 to 12/31/2007	$12.67	$13.07	866,073.0
1/1/2008 to 12/31/2008	$13.07	$7.98	1,099,005.6
1/1/2009 to 12/31/2009	$7.98	$10.28	899,256.3
1/1/2010 to 12/31/2010	$10.28	$11.26	905,418.1
1/1/2011 to 12/31/2011	$11.26	$10.85	825,250.2
1/1/2012 to 12/31/2012	$10.85	$12.52	724,457.6
1/1/2013 to 12/31/2013	$12.52	$16.422054	680,209.036

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS International Fund
3/4/2005 to 12/31/2005	$11.60	$13.39	382,336.4926
1/1/2006 to 12/31/2006	$13.39	$15.64	1,219,854.032
1/1/2007 to 12/31/2007	$15.64	$18.44	1,921,200.7
1/1/2008 to 12/31/2008	$18.44	$10.48	2,253,142.3
1/1/2009 to 12/31/2009	$10.48	$14.73	2,457,854.2
1/1/2010 to 12/31/2010	$14.73	$15.51	2,447,725.6
1/1/2011 to 12/31/2011	$15.51	$13.11	2,256,717.6
1/1/2012 to 12/31/2012	$13.11	$15.18	1,797,606.9
1/1/2013 to 12/31/2013	$15.18	$18.139225	1,728,628.422
BlackRock Basic Value V.I.
3/4/2005 to 12/31/2005	$10.99	$10.99	53673.4381
1/1/2006 to 12/31/2006	$10.99	$13.18	107631.7349
1/1/2007 to 12/31/2007	$13.18	$13.20	783285.8
1/1/2008 to 12/31/2008	$13.20	$8.21	761124.9
1/1/2009 to 12/31/2009	$8.21	$10.59	1457839.5
1/1/2010 to 12/31/2010	$10.59	$11.75	216,724.4
1/1/2011 to 12/31/2011	$11.75	$11.28	188,521.4
1/1/2012 to 12/31/2012	$11.28	$12.65	153,613.9
1/1/2013 to 12/31/2013	$12.65	$17.179249	141,431.983
BlackRock Total Return V.I.
3/4/2005 to 12/31/2005	$10.09	$10.11	76,499.1338
1/1/2006 to 12/31/2006	$10.11	$10.38	195,417.4263
1/1/2007 to 12/31/2007	$10.38	$10.59	261,974.8
1/1/2008 to 12/31/2008	$10.59	$9.15	219,574.3
1/1/2009 to 12/31/2009	$9.15	$10.61	221,246.0
1/1/2010 to 12/31/2010	$10.61	$11.43	180,261.0
1/1/2011 to 12/31/2011	$11.43	$11.94	165,288.8
1/1/2012 to 12/31/2012	$11.94	$12.72	135,893.9
1/1/2013 to 12/31/2013	$12.72	$12.366607	133,503.498
BlackRock Money Market V.I.
3/4/2005 to 12/31/2005	$10.00	$10.10	169,979.4687
1/1/2006 to 12/31/2006	$10.10	$10.38	865,070.7299
1/1/2007 to 12/31/2007	$10.38	$10.71	727,475.7
1/1/2008 to 12/31/2008	$10.71	$10.80	744,428.0
1/1/2009 to 12/31/2009	$10.80	$10.64	835,181.1
1/1/2010 to 12/31/2010	$10.64	$10.47	593,358.1
1/1/2011 to 12/31/2011	$10.47	$10.30	545,774.0
1/1/2012 to 12/31/2012	$10.30	$10.13	414,310.5
1/1/2013 to 12/31/2013	$10.13	$9.963202	346,497.693
BlackRock Capital Appreciation V.I.
3/4/2005 to 12/31/2005	$10.85	$11.43	29,514.7798
1/1/2006 to 12/31/2006	$11.43	$11.75	43,197.7282
1/1/2007 to 12/31/2007	$11.75	$13.76	1,164,531.1
1/1/2008 to 12/31/2008	$13.76	$8.28	1,473,761.7
1/1/2009 to 12/31/2009	$8.28	$11.07	1,490,482.2
1/1/2010 to 12/31/2010	$11.07	$13.02	1,864,109.6
1/1/2011 to 12/31/2011	$13.02	$11.67	2,012,338.1
1/1/2012 to 12/31/2012	$11.67	$13.07	1,546,876.6
1/1/2013 to 12/31/2013	$13.07	$17.207746	725,446.520

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation V.I.
3/4/2005 to 12/31/2005	$11.17	$11.85	274,953.3769
1/1/2006 to 12/31/2006	$11.85	$13.58	690,728.203
1/1/2007 to 12/31/2007	$13.58	$15.63	1,301,016.5
1/1/2008 to 12/31/2008	$15.63	$12.39	1,625,441.5
1/1/2009 to 12/31/2009	$12.39	$14.77	1,876,269.7
1/1/2010 to 12/31/2010	$14.77	$15.99	1,933,732.8
1/1/2011 to 12/31/2011	$15.99	$15.18	1,892,595.8
1/1/2012 to 12/31/2012	$15.18	$16.47	1,823,014.9
1/1/2013 to 12/31/2013	$16.47	$18.591238	1,789,904.582
BlackRock U.S. Government Bond V.I.
3/4/2005 to 12/31/2005	$10.08	$10.20	5,573.1346
1/1/2006 to 12/31/2006	$10.20	$10.43	31,127.6608
1/1/2007 to 12/31/2007	$10.43	$10.68	60,746.6
1/1/2008 to 12/31/2008	$10.68	$11.32	93,311.9
1/1/2009 to 12/31/2009	$11.32	$10.94	90,458.1
1/1/2010 to 12/31/2010	$10.94	$11.70	93,184.3
1/1/2011 to 12/31/2011	$11.70	$12.24	92,240.2
1/1/2012 to 12/31/2012	$12.24	$12.33	90,497.5
1/1/2013 to 12/31/2013	$12.33	$11.731681	79,925.813
BlackRock High Yield V.I.
3/4/2005 to 12/31/2005	$10.46	$10.39	31,049.699
1/1/2006 to 12/31/2006	$10.39	$11.19	47,400.4546
1/1/2007 to 12/31/2007	$11.19	$11.27	49,786.8
1/1/2008 to 12/31/2008	$11.27	$7.85	42,395.6
1/1/2009 to 12/31/2009	$7.85	$12.09	83,508.4
1/1/2010 to 12/31/2010	$12.09	$13.72	302,478.5
1/1/2011 to 12/31/2011	$13.72	$13.95	292,160.1
1/1/2012 to 12/31/2012	$13.95	$15.87	270,834.8
1/1/2013 to 12/31/2013	$15.87	$17.069032	516,943.296
BlackRock S&P 500 Index V.I.
3/4/2005 to 12/31/2005	$10.96	$11.17	339,930.4325
1/1/2006 to 12/31/2006	$11.17	$12.69	58,391.8569
1/1/2007 to 12/31/2007	$12.69	$13.16	140,438.2
1/1/2008 to 12/31/2008	$13.16	$8.13	121,021.7
1/1/2009 to 12/31/2009	$8.13	$10.09	88,855.9
1/1/2010 to 12/31/2010	$10.09	$11.38	119,035.0
1/1/2011 to 12/31/2011	$11.38	$11.39	97,772.9
1/1/2012 to 12/31/2012	$11.39	$12.95	94,491.4
1/1/2013 to 12/31/2013	$12.95	$16.797068	87,931.581
BlackRock International V.I.
3/4/2005 to 12/31/2005	$12.01	$12.68	59,334.2827
1/1/2006 to 12/31/2006	$12.68	$15.96	107,139.9811
1/1/2007 to 12/31/2007	$15.96	$17.32	195,929.7
1/1/2008 to 12/31/2008	$17.32	$9.80	168,349.6
1/1/2009 to 12/31/2009	$9.80	$12.52	164,065.0
1/1/2010 to 12/31/2010	$12.52	$13.13	141,075.5
1/1/2011 to 12/31/2011	$13.13	$11.15	126,864.7
1/1/2012 to 12/31/2012	$11.15	$12.62	110,314.8
1/1/2013 to 12/31/2013	$12.62	$15.233221	101,919.487

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Large Cap Core V.I.
3/4/2005 to 12/31/2005	$11.74	$12.51	57,621.7227
1/1/2006 to 12/31/2006	$12.51	$14.12	127,319.196
1/1/2007 to 12/31/2007	$14.12	$15.04	245,581.1
1/1/2008 to 12/31/2008	$15.04	$9.06	251,339.6
1/1/2009 to 12/31/2009	$9.06	$10.92	235,463.4
1/1/2010 to 12/31/2010	$10.92	$11.73	202,562.6
1/1/2011 to 12/31/2011	$11.73	$11.81	163,757.5
1/1/2012 to 12/31/2012	$11.81	$13.10	147,107.1
1/1/2013 to 12/31/2013	$13.10	$17.212271	129,471.500
BlackRock Large Cap Growth V.I.
3/4/2005 to 12/31/2005	$11.22	$12.19	17,645.9865
1/1/2006 to 12/31/2006	$12.19	$12.85	53,929.134
1/1/2007 to 12/31/2007	$12.85	$13.70	113,819.3
1/1/2008 to 12/31/2008	$13.70	$7.99	128,334.9
1/1/2009 to 12/31/2009	$7.99	$9.97	1,623,520.1
1/1/2010 to 12/31/2010	$9.97	$11.32	155,387.5
1/1/2011 to 12/31/2011	$11.32	$11.41	131,773.1
1/1/2012 to 12/31/2012	$11.41	$12.94	130,730.0
1/1/2013 to 12/31/2013	$12.94	$17.040338	118,298.665
BlackRock Large Cap Value V.I.
3/4/2005 to 12/31/2005	$11.99	$12.85	319,334.5746
1/1/2006 to 12/31/2006	$12.85	$14.67	176,196.5499
1/1/2007 to 12/31/2007	$14.67	$15.27	248,634.7
1/1/2008 to 12/31/2008	$15.27	$9.42	227,496.6
1/1/2009 to 12/31/2009	$9.42	$10.60	188,732.8
1/1/2010 to 12/31/2010	$10.60	$11.32	202,956.3
1/1/2011 to 12/31/2011	$11.32	$11.06	277,459.0
1/1/2012 to 12/31/2012	$11.06	$12.35	267,492.1
1/1/2013 to 12/31/2013	$12.35	$16.233975	263,109.964
BlackRock Value Opportunities V.I.
3/4/2005 to 12/31/2005	$11.04	$12.01	37,016.5687
1/1/2006 to 12/31/2006	$12.01	$13.32	90,743.361
1/1/2007 to 12/31/2007	$13.32	$12.99	118,161.8
1/1/2008 to 12/31/2008	$12.99	$7.66	117,462.0
1/1/2009 to 12/31/2009	$7.66	$9.67	103,677.7
1/1/2010 to 12/31/2010	$9.67	$12.24	76,203.8
1/1/2011 to 12/31/2011	$12.24	$11.75	74,761.2
1/1/2012 to 12/31/2012	$11.75	$13.12	62,422.7
1/1/2013 to 12/31/2013	$13.12	$18.382282	57,031.649
BlackRock Global Opportunities V.I.
5/1/2008 to 12/31/2008	$10.10	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.68	22,146.8
1/1/2010 to 12/31/2010	$7.68	$8.38	19,124.9
1/1/2011 to 12/31/2011	$8.38	$7.22	13,894.1
1/1/2012 to 12/31/2012	$7.22	$8.11	13,387.9
1/1/2013 to 12/31/2013	$8.11	$10.331294	15,242.493
Davis Value
3/4/2005 to 12/31/2005	$11.12	$11.64	151,797.8108
1/1/2006 to 12/31/2006	$11.64	$13.16	895,472.2625
1/1/2007 to 12/31/2007	$13.16	$13.55	364,032.7
1/1/2008 to 12/31/2008	$13.55	$7.95	394,617.6
1/1/2009 to 12/31/2009	$7.95	$10.26	1,638,268.3
1/1/2010 to 12/31/2010	$10.26	$11.38	304,633.6
1/1/2011 to 12/31/2011	$11.38	$10.73	288,043.5
1/1/2012 to 12/31/2012	$10.73	$11.93	264,135.0
1/1/2013 to 12/31/2013	$11.93	$15.660713	239,939.010

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus VIF Appreciation
3/4/2005 to 12/31/2005	$11.05	$10.93	449,668.2959
1/1/2006 to 12/31/2006	$10.93	$12.50	712,249.9484
1/1/2007 to 12/31/2007	$12.50	$13.15	936,574.1
1/1/2008 to 12/31/2008	$13.15	$9.10	1,151,554.6
1/1/2009 to 12/31/2009	$9.10	$10.95	22,032.5
1/1/2010 to 12/31/2010	$10.95	$12.41	782,989.0
1/1/2011 to 12/31/2011	$12.41	$13.29	718,803.4
1/1/2012 to 12/31/2012	$13.29	$14.41	501,494.7
1/1/2013 to 12/31/2013	$14.41	$17.144268	348,445.620
Eaton Vance Floating-Rate Income
3/4/2005 to 12/31/2005	$10.10	$10.27	255,556.881
1/1/2006 to 12/31/2006	$10.27	$10.68	848,178.5568
1/1/2007 to 12/31/2007	$10.68	$10.68	108,372.2
1/1/2008 to 12/31/2008	$10.68	$7.66	47,978.5
1/1/2009 to 12/31/2009	$7.66	$10.89	86,222.2
1/1/2010 to 12/31/2010	$10.89	$11.70	82,206.8
1/1/2011 to 12/31/2011	$11.70	$11.82	91,662.8
1/1/2012 to 12/31/2012	$11.82	$12.49	85,815.5
1/1/2013 to 12/31/2013	$12.49	$12.771768	105,554.815
Eaton Vance Large-Cap Value
5/1/2007 to 12/31/2007	$10.38	$10.51	731,864.0
1/1/2008 to 12/31/2008	$10.51	$6.73	690,970.5
1/1/2009 to 12/31/2009	$6.73	$7.83	1,642,695.6
1/1/2010 to 12/31/2010	$7.83	$8.91	2,361,579.8
1/1/2011 to 12/31/2011	$8.91	$8.25	2,084,683.8
1/1/2012 to 12/31/2012	$8.25	$9.35	1,418,437.6
1/1/2013 to 12/31/2013	$9.35	$11.848101	1,174,212.080
Federated Managed Tail Risk Fund II
3/4/2005 to 12/31/2005	$10.95	$10.86	13,955.3208
1/1/2006 to 12/31/2006	$10.86	$12.41	16,092.5385
1/1/2007 to 12/31/2007	$12.41	$13.42	927,193.6
1/1/2008 to 12/31/2008	$13.42	$9.32	1,132,269.4
1/1/2009 to 12/31/2009	$9.32	$10.40	1,358,204.8
1/1/2010 to 12/31/2010	$10.40	$11.57	28,554.5
1/1/2011 to 12/31/2011	$11.57	$10.78	23,690.3
1/1/2012 to 12/31/2012	$10.78	$11.69	12,455.8
1/1/2013 to 12/31/2013	$11.69	$13.384846	12,244.088
Federated Kaufmann
3/4/2005 to 12/31/2005	$11.34	$12.48	65,507.2318
1/1/2006 to 12/31/2006	$12.48	$14.11	87,868.5911
1/1/2007 to 12/31/2007	$14.11	$16.79	453,793.2
1/1/2008 to 12/31/2008	$16.79	$9.61	321,673.5
1/1/2009 to 12/31/2009	$9.61	$12.25	296,084.6
1/1/2010 to 12/31/2010	$12.25	$14.21	116,194.6
1/1/2011 to 12/31/2011	$14.21	$12.13	115,573.2
1/1/2012 to 12/31/2012	$12.13	$13.99	104,263.4
1/1/2013 to 12/31/2013	$13.99	$19.283060	98,131.619
Templeton Foreign VIP Fund(1)
3/4/2005 to 12/31/2005	$11.65	$12.28	80,067.4389
1/1/2006 to 12/31/2006	$12.28	$14.68	118,488.1516
1/1/2007 to 12/31/2007	$14.68	$16.69	176,456.9
1/1/2008 to 12/31/2008	$16.69	$9.80	199,656.2
1/1/2009 to 12/31/2009	$9.80	$13.22	236,596.4
1/1/2010 to 12/31/2010	$13.22	$14.11	224,360.3
1/1/2011 to 12/31/2011	$14.11	$12.42	193,460.4
1/1/2012 to 12/31/2012	$12.42	$14.46	168,604.6
1/1/2013 to 12/31/2013	$14.46	$17.504210	73,843.366

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth VIP Fund(2)
3/4/2005 to 12/31/2005	$11.46	$11.88	186,301.296
1/1/2006 to 12/31/2006	$11.88	$14.25	198,701.7216
1/1/2007 to 12/31/2007	$14.25	$14.36	220,724.5
1/1/2008 to 12/31/2008	$14.36	$8.16	250,155.6
1/1/2009 to 12/31/2009	$8.16	$10.53	151,439.6
1/1/2010 to 12/31/2010	$10.53	$11.13	142,676.8
1/1/2011 to 12/31/2011	$11.13	$10.20	139,121.7
1/1/2012 to 12/31/2012	$10.20	$12.16	126,539.0
1/1/2013 to 12/31/2013	$12.16	$15.659335	120,058.949
Janus Aspen Forty
5/1/2007 to 12/31/2007	$10.60	$13.40	2,099,769.2
1/1/2008 to 12/31/2008	$13.40	$7.35	1,234,698.3
1/1/2009 to 12/31/2009	$7.35	$10.56	1,829,083.9
1/1/2010 to 12/31/2010	$10.56	$11.07	301,321.6
1/1/2011 to 12/31/2011	$11.07	$10.15	129,001.8
1/1/2012 to 12/31/2012	$10.15	$12.38	117,061.4
1/1/2013 to 12/31/2013	$12.38	$15.949091	138,860.755
Janus Aspen – Enterprise
5/1/2007 to 12/31/2007	$10.58	$11.60	455,394.1
1/1/2008 to 12/31/2008	$11.60	$6.41	350,354.8
1/1/2009 to 12/31/2009	$6.41	$9.12	267,089.3
1/1/2010 to 12/31/2010	$9.12	$11.27	45,125.2
1/1/2011 to 12/31/2011	$11.27	$10.92	46,922.4
1/1/2012 to 12/31/2012	$10.92	$12.57	22,577.5
1/1/2013 to 12/31/2013	$12.57	$16.346441	21,775.018
Oppenheimer Capital Appreciation
3/4/2005 to 12/31/2005	$10.75	$11.16	27,747.1463
1/1/2006 to 12/31/2006	$11.16	$11.83	40,012.0923
1/1/2007 to 12/31/2007	$11.83	$13.27	46,467.1
1/1/2008 to 12/31/2008	$13.27	$7.10	43,077.6
1/1/2009 to 12/31/2009	$7.10	$10.07	43,360.7
1/1/2010 to 12/31/2010	$10.07	$10.83	37,777.1
1/1/2011 to 12/31/2011	$10.83	$10.51	34,828.4
1/1/2012 to 12/31/2012	$10.51	$11.78	28,610.3
1/1/2013 to 12/31/2013	$11.78	$15.014723	32,754.593
Oppenheimer Main Street/VA
3/4/2005 to 12/31/2005	$10.95	$11.28	22,485.0144
1/1/2006 to 12/31/2006	$11.28	$12.74	30,023.7386
1/1/2007 to 12/31/2007	$12.74	$13.07	57,611.8
1/1/2008 to 12/31/2008	$13.07	$7.90	55,844.5
1/1/2009 to 12/31/2009	$7.90	$9.95	59,290.3
1/1/2010 to 12/31/2010	$9.95	$11.35	34,237.4
1/1/2011 to 12/31/2011	$11.35	$11.14	17,849.8
1/1/2012 to 12/31/2012	$11.14	$12.79	13,594.3
1/1/2013 to 12/31/2013	$12.79	$16.553675	10,023.315
Oppenheimer Main Street Small Cap Fund®/VA
3/4/2005 to 12/31/2005	$11.50	$12.32	85,545.1554
1/1/2006 to 12/31/2006	$12.32	$13.90	33,779.1485
1/1/2007 to 12/31/2007	$13.90	$13.50	45,369.7
1/1/2008 to 12/31/2008	$13.50	$8.24	42,667.1
1/1/2009 to 12/31/2009	$8.24	$11.10	51,524.9
1/1/2010 to 12/31/2010	$11.10	$13.46	51,544.7
1/1/2011 to 12/31/2011	$13.46	$12.94	45,262.9
1/1/2012 to 12/31/2012	$12.94	$14.99	49,169.3
1/1/2013 to 12/31/2013	$14.99	$20.751589	48,806.973

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Emerging Markets VCT
5/1/2006 to 12/31/2006	$11.04	$11.94	25,162.5476
1/1/2007 to 12/31/2007	$11.94	$16.75	160,401.9
1/1/2008 to 12/31/2008	$16.75	$6.87	148,554.0
1/1/2009 to 12/31/2009	$6.87	$11.78	469,435.3
1/1/2010 to 12/31/2010	$11.78	$13.41	193,920.9
1/1/2011 to 12/31/2011	$13.41	$10.09	239,835.0
1/1/2012 to 12/31/2012	$10.09	$11.09	240,260.0
1/1/2013 to 12/31/2013	$11.09	$10.679797	141,777.904
Pioneer Fund VCT
3/4/2005 to 12/31/2005	$11.03	$11.34	281,132.3033
1/1/2006 to 12/31/2006	$11.34	$12.99	1,271,513.341
1/1/2007 to 12/31/2007	$12.99	$13.40	26,566.6
1/1/2008 to 12/31/2008	$13.40	$8.66	22,159.2
1/1/2009 to 12/31/2009	$8.66	$10.65	22,478.7
1/1/2010 to 12/31/2010	$10.65	$12.14	36,186.7
1/1/2011 to 12/31/2011	$12.14	$11.41	30,680.4
1/1/2012 to 12/31/2012	$11.41	$12.35	26,248.9
1/1/2013 to 12/31/2013	$12.35	$16.172184	25,038.660
Pioneer High Yield VCT
3/4/2005 to 12/31/2005	$10.36	$10.29	69,911.2502
1/1/2006 to 12/31/2006	$10.29	$10.96	36,123.3027
1/1/2007 to 12/31/2007	$10.96	$11.39	52,553.5
1/1/2008 to 12/31/2008	$11.39	$7.20	57,094.5
1/1/2009 to 12/31/2009	$7.20	$11.36	272,758.9
1/1/2010 to 12/31/2010	$11.36	$13.16	47,075.9
1/1/2011 to 12/31/2011	$13.16	$12.69	43,546.8
1/1/2012 to 12/31/2012	$12.69	$14.46	33,584.7
1/1/2013 to 12/31/2013	$14.46	$15.912548	27,939.261
Pioneer Real Estate Shares VCT
5/1/2008 to 12/31/2008	$11.60	$6.29	265,057.6
1/1/2009 to 12/31/2009	$6.29	$8.14	261,153.6
1/1/2010 to 12/31/2010	$8.14	$10.30	37,448.8
1/1/2011 to 12/31/2011	$10.30	$11.12	49,334.2
1/1/2012 to 12/31/2012	$11.12	$12.69	45,993.6
1/1/2013 to 12/31/2013	$12.69	$12.678811	49,472.369
PIMCO CommodityRealReturn® Strategy
3/4/2005 to 12/31/2005	$10.61	$11.38	245,492.0735
1/1/2006 to 12/31/2006	$11.38	$10.85	549,343.5311
1/1/2007 to 12/31/2007	$10.85	$13.15	807,344.3
1/1/2008 to 12/31/2008	$13.15	$7.27	675,012.6
1/1/2009 to 12/31/2009	$7.27	$10.12	522,658.5
1/1/2010 to 12/31/2010	$10.12	$12.40	443,020.3
1/1/2011 to 12/31/2011	$12.40	$11.27	439,407.1
1/1/2012 to 12/31/2012	$11.27	$11.69	455,421.7
1/1/2013 to 12/31/2013	$11.69	$9.804737	500,431.602
PIMCO Low Duration
4/27/2007 to 12/31/2007	$10.02	$10.49	95,346.0
1/1/2008 to 12/31/2008	$10.49	$10.27	94,257.5
1/1/2009 to 12/31/2009	$10.27	$11.46	113,885.6
1/1/2010 to 12/31/2010	$11.46	$11.87	758,558.6
1/1/2011 to 12/31/2011	$11.87	$11.80	774,264.8
1/1/2012 to 12/31/2012	$11.80	$12.29	1,295,120.4
1/1/2013 to 12/31/2013	$12.29	$12.072596	1,875,587.523

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return
3/4/2005 to 12/31/2005	$10.23	$10.27	87,474.9823
1/1/2006 to 12/31/2006	$10.27	$10.18	156,097.0104
1/1/2007 to 12/31/2007	$10.18	$11.08	1,234,097.5
1/1/2008 to 12/31/2008	$11.08	$10.13	1,403,739.1
1/1/2009 to 12/31/2009	$10.13	$11.79	878,466.4
1/1/2010 to 12/31/2010	$11.79	$12.54	995,248.1
1/1/2011 to 12/31/2011	$12.54	$13.78	850,902.3
1/1/2012 to 12/31/2012	$13.78	$14.74	1,155,210.6
1/1/2013 to 12/31/2013	$14.74	$13.164691	1,117,129.967
PIMCO Total Return
3/4/2005 to 12/31/2005	$10.09	$10.17	989,613.7071
1/1/2006 to 12/31/2006	$10.17	$10.39	2,299,468.754
1/1/2007 to 12/31/2007	$10.39	$11.12	3,764,323.5
1/1/2008 to 12/31/2008	$11.12	$11.46	5,354,667.1
1/1/2009 to 12/31/2009	$11.46	$12.86	4,421,764.6
1/1/2010 to 12/31/2010	$12.86	$13.67	3,513,157.3
1/1/2011 to 12/31/2011	$13.67	$13.94	3,039,617.9
1/1/2012 to 12/31/2012	$13.94	$15.03	3,668,022.7
1/1/2013 to 12/31/2013	$15.03	$14.491676	3,117,920.206
TA AllianceBernstein Dynamic Allocation
5/1/2008 to 12/31/2008	$10.49	$6.76	896.8
1/1/2009 to 12/31/2009	$6.76	$8.72	866.7
1/1/2010 to 12/31/2010	$8.72	$9.36	1,613.5
1/1/2011 to 12/31/2011	$9.36	$9.36	1,547.6
1/1/2012 to 12/31/2012	$9.36	$9.74	809.4
1/1/2013 to 12/31/2013	$9.74	$10.244689	2,736.972
TA WMC Diversified Growth
5/1/2008 to 12/31/2008	$10.83	$6.14	0.0
1/1/2009 to 12/31/2009	$6.14	$7.78	0.0
1/1/2010 to 12/31/2010	$7.78	$9.00	2,796,186.1
1/1/2011 to 12/31/2011	$9.00	$8.50	2,835,553.7
1/1/2012 to 12/31/2012	$8.50	$9.44	2,260,077.0
1/1/2013 to 12/31/2013	$9.44	$12.268528	1,284,054.906
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	804,472.0
1/1/2012 to 12/31/2012	$10.00	$10.70	858,113.4
1/1/2013 to 12/31/2013	$10.70	$14.610285	699,174.326
TA Systematic Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.41	$6.09	1,651.8
1/1/2009 to 12/31/2009	$6.09	$8.56	56,506.3
1/1/2010 to 12/31/2010	$8.56	$10.95	326,141.0
1/1/2011 to 12/31/2011	$10.95	$10.47	327,790.4
1/1/2012 to 12/31/2012	$10.47	$11.95	327,031.4
1/1/2013 to 12/31/2013	$11.95	$15.989737	987,964.809

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Comstock Fund
3/4/2005 to 12/31/2005	$11.01	$11.19	424,731.4322
1/1/2006 to 12/31/2006	$11.19	$12.79	141,044.558
1/1/2007 to 12/31/2007	$12.79	$12.33	173,239.6
1/1/2008 to 12/31/2008	$12.33	$7.80	178,102.8
1/1/2009 to 12/31/2009	$7.80	$9.88	176,601.5
1/1/2010 to 12/31/2010	$9.88	$11.27	1,874,363.5
1/1/2011 to 12/31/2011	$11.27	$10.89	2,064,499.3
1/1/2012 to 12/31/2012	$10.89	$12.77	1,446,086.9
1/1/2013 to 12/31/2013	$12.77	$17.075188	1,395,738.593
Wanger International
4/27/2007 to 12/31/2007	$10.74	$11.25	92,709.9
1/1/2008 to 12/31/2008	$11.25	$6.02	102,501.3
1/1/2009 to 12/31/2009	$6.02	$8.86	111,638.9
1/1/2010 to 12/31/2010	$8.86	$10.89	894,585.8
1/1/2011 to 12/31/2011	$10.89	$9.15	891,450.4
1/1/2012 to 12/31/2012	$9.15	$10.94	789,323.4
1/1/2013 to 12/31/2013	$10.94	$13.169419	959,895.765
Wanger USA
3/4/2005 to 12/31/2005	$11.54	$12.48	167,388.2005
1/1/2006 to 12/31/2006	$12.48	$13.25	652,980.3718
1/1/2007 to 12/31/2007	$13.25	$13.73	135,857.3
1/1/2008 to 12/31/2008	$13.73	$8.14	358,762.1
1/1/2009 to 12/31/2009	$8.14	$11.39	300,428.0
1/1/2010 to 12/31/2010	$11.39	$13.83	271,588.9
1/1/2011 to 12/31/2011	$13.83	$13.13	260,575.8
1/1/2012 to 12/31/2012	$13.13	$15.50	229,241.0
1/1/2013 to 12/31/2013	$15.50	$20.389370	303,085.381

Class XC

(if you purchased your contract on or after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco V.I. Value Opportunities Fund
6/23/2008 to 12/31/2008	$10.90	$6.04	1,176.9
1/1/2009 to 12/31/2009	$6.04	$8.79	898.8
1/1/2010 to 12/31/2010	$8.79	$9.27	0.0
1/1/2011 to 12/31/2011	$9.27	$8.83	0.0
1/1/2012 to 12/31/2012	$8.83	$10.21	0.0
1/1/2013 to 12/31/2013	$10.21	$13.425699	0.0
Invesco V.I. Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$12.88	$9.41	0.0
1/1/2009 to 12/31/2009	$9.41	$12.04	26,051.7
1/1/2010 to 12/31/2010	$12.04	$13.51	3,145.9
1/1/2011 to 12/31/2011	$13.51	$12.43	3,557.7
1/1/2012 to 12/31/2012	$12.43	$13.55	2,431.7
1/1/2013 to 12/31/2013	$13.55	$17.153038	1,866.382
AllianceBernstein VPS International Value
6/23/2008 to 12/31/2008	$9.00	$4.80	8,018.9
1/1/2009 to 12/31/2009	$4.80	$6.35	10,850.1
1/1/2010 to 12/31/2010	$6.35	$6.52	10,951.9
1/1/2011 to 12/31/2011	$6.52	$5.18	11,627.8
1/1/2012 to 12/31/2012	$5.18	$5.83	7,453.3
1/1/2013 to 12/31/2013	$5.83	$7.043309	11,960.196
AllianceBernstein VPS Small/Mid Cap Value
6/23/2008 to 12/31/2008	$12.64	$8.30	9,407.4
1/1/2009 to 12/31/2009	$8.30	$11.66	12,912.1
1/1/2010 to 12/31/2010	$11.66	$14.54	2,683.8
1/1/2011 to 12/31/2011	$14.54	$13.09	3,139.6
1/1/2012 to 12/31/2012	$13.09	$15.28	3,484.4
1/1/2013 to 12/31/2013	$15.28	$20.723203	2,948.740
AllianceBernstein VPS Value
6/23/2008 to 12/31/2008	$10.92	$7.41	0.0
1/1/2009 to 12/31/2009	$7.41	$8.82	935.3
1/1/2010 to 12/31/2010	$8.82	$9.70	956.2
1/1/2011 to 12/31/2011	$9.70	$9.20	1,298.1
1/1/2012 to 12/31/2012	$9.20	$10.46	0.0
1/1/2013 to 12/31/2013	$10.46	$14.062236	0.0
American Century VP Ultra
6/23/2008 to 12/31/2008	$11.07	$7.15	0.0
1/1/2009 to 12/31/2009	$7.15	$9.45	0.0
1/1/2010 to 12/31/2010	$9.45	$10.78	0.0
1/1/2011 to 12/31/2011	$10.78	$10.71	0.0
1/1/2012 to 12/31/2012	$10.71	$11.99	0.0
1/1/2013 to 12/31/2013	$11.99	$16.146908	0.0
AFIS Asset Allocation Fund
6/23/2008 to 12/31/2008	$12.40	$9.13	471.9
1/1/2009 to 12/31/2009	$9.13	$11.10	2,126.3
1/1/2010 to 12/31/2010	$11.10	$12.26	2,171.7
1/1/2011 to 12/31/2011	$12.26	$12.19	2,109.9
1/1/2012 to 12/31/2012	$12.19	$13.89	1,977.8
1/1/2013 to 12/31/2013	$13.89	$16.858460	1,751.390
AFIS Bond Fund
6/23/2008 to 12/31/2008	$10.63	$9.58	43,110.0
1/1/2009 to 12/31/2009	$9.58	$10.59	90,228.0
1/1/2010 to 12/31/2010	$10.59	$11.06	5,716.5
1/1/2011 to 12/31/2011	$11.06	$11.52	4,049.7
1/1/2012 to 12/31/2012	$11.52	$11.91	5,124.0
1/1/2013 to 12/31/2013	$11.91	$11.429532	5,728.553

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AFIS Growth Fund
6/23/2008 to 12/31/2008	$13.97	$8.23	75,552.3
1/1/2009 to 12/31/2009	$8.23	$11.25	51,993.7
1/1/2010 to 12/31/2010	$11.25	$13.10	59,897.6
1/1/2011 to 12/31/2011	$13.10	$12.31	41,562.4
1/1/2012 to 12/31/2012	$12.31	$14.24	40,071.9
1/1/2013 to 12/31/2013	$14.24	$18.177487	35,242.404
AFIS Growth-Income Fund
6/23/2008 to 12/31/2008	$11.81	$7.94	5,764.5
1/1/2009 to 12/31/2009	$7.94	$10.23	13,300.9
1/1/2010 to 12/31/2010	$10.23	$11.19	13,364.3
1/1/2011 to 12/31/2011	$11.19	$10.78	16,454.4
1/1/2012 to 12/31/2012	$10.78	$12.42	16,725.5
1/1/2013 to 12/31/2013	$12.42	$16.271451	14,808.180
AFIS International Fund
6/23/2008 to 12/31/2008	$16.18	$10.44	54,362.0
1/1/2009 to 12/31/2009	$10.44	$14.65	129,159.5
1/1/2010 to 12/31/2010	$14.65	$15.42	145,465.4
1/1/2011 to 12/31/2011	$15.42	$13.02	139,337.6
1/1/2012 to 12/31/2012	$13.02	$15.06	105,752.0
1/1/2013 to 12/31/2013	$15.06	$17.972884	104,434.268
BlackRock Basic Value V.I.
6/23/2008 to 12/31/2008	$11.75	$8.17	18,151.7
1/1/2009 to 12/31/2009	$8.17	$10.53	100,113.8
1/1/2010 to 12/31/2010	$10.53	$11.68	3,853.7
1/1/2011 to 12/31/2011	$11.68	$11.19	3,618.9
1/1/2012 to 12/31/2012	$11.19	$12.55	3,277.3
1/1/2013 to 12/31/2013	$12.55	$17.021672	1,974.077
BlackRock Total Return V.I.
6/23/2008 to 12/31/2008	$10.31	$9.11	6,246.4
1/1/2009 to 12/31/2009	$9.11	$10.55	19,301.7
1/1/2010 to 12/31/2010	$10.55	$11.36	15,068.2
1/1/2011 to 12/31/2011	$11.36	$11.86	11,160.8
1/1/2012 to 12/31/2012	$11.86	$12.61	11,383.8
1/1/2013 to 12/31/2013	$12.61	$12.253153	11,818.394
BlackRock Money Market V.I.
6/23/2008 to 12/31/2008	$10.73	$10.75	27,464.2
1/1/2009 to 12/31/2009	$10.75	$10.58	31,834.4
1/1/2010 to 12/31/2010	$10.58	$10.40	31,282.9
1/1/2011 to 12/31/2011	$10.40	$10.22	54,357.7
1/1/2012 to 12/31/2012	$10.22	$10.05	54,777.9
1/1/2013 to 12/31/2013	$10.05	$9.871798	56,822.010
BlackRock Capital Appreciation V.I.
6/23/2008 to 12/31/2008	$12.69	$8.24	44,476.6
1/1/2009 to 12/31/2009	$8.24	$11.02	103,639.1
1/1/2010 to 12/31/2010	$11.02	$12.94	139,115.7
1/1/2011 to 12/31/2011	$12.94	$11.59	154,831.0
1/1/2012 to 12/31/2012	$11.59	$12.97	119,426.2
1/1/2013 to 12/31/2013	$12.97	$17.049901	54,086.051
BlackRock Global Allocation V.I.
6/23/2008 to 12/31/2008	$15.16	$12.34	138,691.9
1/1/2009 to 12/31/2009	$12.34	$14.69	244,793.3
1/1/2010 to 12/31/2010	$14.69	$15.89	217,378.1
1/1/2011 to 12/31/2011	$15.89	$15.07	200,804.6
1/1/2012 to 12/31/2012	$15.07	$16.34	197,025.8
1/1/2013 to 12/31/2013	$16.34	$18.420780	193,304.581

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock U.S. Government Bond V.I.
6/23/2008 to 12/31/2008	$10.56	$11.27	2,983.0
1/1/2009 to 12/31/2009	$11.27	$10.88	6,081.3
1/1/2010 to 12/31/2010	$10.88	$11.63	27,197.0
1/1/2011 to 12/31/2011	$11.63	$12.15	18,917.6
1/1/2012 to 12/31/2012	$12.15	$12.23	18,517.5
1/1/2013 to 12/31/2013	$12.23	$11.624049	19,834.881
BlackRock High Yield V.I.
6/23/2008 to 12/31/2008	$11.23	$7.82	0.0
1/1/2009 to 12/31/2009	$7.82	$12.03	9,366.1
1/1/2010 to 12/31/2010	$12.03	$13.64	25,800.7
1/1/2011 to 12/31/2011	$13.64	$13.85	28,185.0
1/1/2012 to 12/31/2012	$13.85	$15.74	27,652.2
1/1/2013 to 12/31/2013	$15.74	$16.912463	48,347.178
BlackRock S&P 500 Index V.I.
6/23/2008 to 12/31/2008	$11.77	$8.09	16,345.2
1/1/2009 to 12/31/2009	$8.09	$10.04	18,298.7
1/1/2010 to 12/31/2010	$10.04	$11.31	13,111.4
1/1/2011 to 12/31/2011	$11.31	$11.31	12,177.4
1/1/2012 to 12/31/2012	$11.31	$12.84	12,938.0
1/1/2013 to 12/31/2013	$12.84	$16.643014	15,084.723
BlackRock International V.I.
6/23/2008 to 12/31/2008	$15.12	$9.75	11,836.7
1/1/2009 to 12/31/2009	$9.75	$12.46	15,714.9
1/1/2010 to 12/31/2010	$12.46	$13.05	14,745.8
1/1/2011 to 12/31/2011	$13.05	$11.07	15,676.7
1/1/2012 to 12/31/2012	$11.07	$12.51	13,508.3
1/1/2013 to 12/31/2013	$12.51	$15.093481	10,241.557
BlackRock Large Cap Core V.I.
6/23/2008 to 12/31/2008	$13.30	$9.02	12,005.4
1/1/2009 to 12/31/2009	$9.02	$10.87	17,066.0
1/1/2010 to 12/31/2010	$10.87	$11.65	6,165.8
1/1/2011 to 12/31/2011	$11.65	$11.73	5,680.8
1/1/2012 to 12/31/2012	$11.73	$12.99	7,162.5
1/1/2013 to 12/31/2013	$12.99	$17.054511	3,906.406
BlackRock Large Cap Growth V.I.
6/23/2008 to 12/31/2008	$11.96	$7.96	521.5
1/1/2009 to 12/31/2009	$7.96	$9.91	114,317.5
1/1/2010 to 12/31/2010	$9.91	$11.25	6,979.1
1/1/2011 to 12/31/2011	$11.25	$11.33	24,940.6
1/1/2012 to 12/31/2012	$11.33	$12.83	22,301.3
1/1/2013 to 12/31/2013	$12.83	$16.884059	18,594.903
BlackRock Large Cap Value V.I.
6/23/2008 to 12/31/2008	$13.68	$9.38	0.0
1/1/2009 to 12/31/2009	$9.38	$10.54	3,216.2
1/1/2010 to 12/31/2010	$10.54	$11.25	3,307.3
1/1/2011 to 12/31/2011	$11.25	$10.98	3,520.4
1/1/2012 to 12/31/2012	$10.98	$12.25	6,536.7
1/1/2013 to 12/31/2013	$12.25	$16.085124	5,646.944
BlackRock Value Opportunities V.I.
6/23/2008 to 12/31/2008	$12.18	$7.63	0.0
1/1/2009 to 12/31/2009	$7.63	$9.62	35.7
1/1/2010 to 12/31/2010	$9.62	$12.17	32.8
1/1/2011 to 12/31/2011	$12.17	$11.67	248.9
1/1/2012 to 12/31/2012	$11.67	$13.02	1,258.9
1/1/2013 to 12/31/2013	$13.02	$18.213684	1,740.752

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Opportunities V.I.
6/23/2008 to 12/31/2008	$9.42	$5.77	0.0
1/1/2009 to 12/31/2009	$5.77	$7.67	20,276.0
1/1/2010 to 12/31/2010	$7.67	$8.36	20,125.7
1/1/2011 to 12/31/2011	$8.36	$7.19	26,207.7
1/1/2012 to 12/31/2012	$7.19	$8.07	25,553.2
1/1/2013 to 12/31/2013	$8.07	$10.273241	23,449.438
Davis Value
6/23/2008 to 12/31/2008	$12.22	$7.92	2,536.5
1/1/2009 to 12/31/2009	$7.92	$10.20	128,092.4
1/1/2010 to 12/31/2010	$10.20	$11.31	28,324.3
1/1/2011 to 12/31/2011	$11.31	$10.65	29,966.4
1/1/2012 to 12/31/2012	$10.65	$11.83	28,603.5
1/1/2013 to 12/31/2013	$11.83	$15.517050	25,440.452
Dreyfus VIF Appreciation
6/23/2008 to 12/31/2008	$12.11	$9.06	36,639.4
1/1/2009 to 12/31/2009	$9.06	$10.90	2,030.8
1/1/2010 to 12/31/2010	$10.90	$12.33	64,940.0
1/1/2011 to 12/31/2011	$12.33	$13.19	58,221.0
1/1/2012 to 12/31/2012	$13.19	$14.29	42,816.6
1/1/2013 to 12/31/2013	$14.29	$16.986991	26,891.565
Eaton Vance Floating-Rate Income
6/23/2008 to 12/31/2008	$10.61	$7.62	0.0
1/1/2009 to 12/31/2009	$7.62	$10.83	907.8
1/1/2010 to 12/31/2010	$10.83	$11.63	950.1
1/1/2011 to 12/31/2011	$11.63	$11.73	1,360.4
1/1/2012 to 12/31/2012	$11.73	$12.39	965.8
1/1/2013 to 12/31/2013	$12.39	$12.654592	989.388
Eaton Vance Large-Cap Value
6/23/2008 to 12/31/2008	$9.92	$6.72	22,945.0
1/1/2009 to 12/31/2009	$6.72	$7.81	142,270.4
1/1/2010 to 12/31/2010	$7.81	$8.87	196,952.1
1/1/2011 to 12/31/2011	$8.87	$8.21	179,781.5
1/1/2012 to 12/31/2012	$8.21	$9.29	125,500.3
1/1/2013 to 12/31/2013	$9.29	$11.768754	96,027.965
Federated Managed Tail Risk Fund II
6/23/2008 to 12/31/2008	$12.67	$9.28	35,781.9
1/1/2009 to 12/31/2009	$9.28	$10.35	98,277.0
1/1/2010 to 12/31/2010	$10.35	$11.50	4,220.0
1/1/2011 to 12/31/2011	$11.50	$10.71	5,549.8
1/1/2012 to 12/31/2012	$10.71	$11.59	5,458.2
1/1/2013 to 12/31/2013	$11.59	$13.262045	5,157.922
Federated Kaufmann
6/23/2008 to 12/31/2008	$14.77	$9.57	9,132.7
1/1/2009 to 12/31/2009	$9.57	$12.18	15,181.2
1/1/2010 to 12/31/2010	$12.18	$14.13	3,296.0
1/1/2011 to 12/31/2011	$14.13	$12.04	3,419.3
1/1/2012 to 12/31/2012	$12.04	$13.88	3,321.8
1/1/2013 to 12/31/2013	$13.88	$19.106157	2,863.285
Templeton Foreign VIP Fund(1)
6/23/2008 to 12/31/2008	$14.61	$9.75	4,539.6
1/1/2009 to 12/31/2009	$9.75	$13.15	7,823.9
1/1/2010 to 12/31/2010	$13.15	$14.02	7,985.5
1/1/2011 to 12/31/2011	$14.02	$12.33	8,869.5
1/1/2012 to 12/31/2012	$12.33	$14.34	6,446.3
1/1/2013 to 12/31/2013	$14.34	$17.343601	4,951.513

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Templeton Growth VIP Fund(2)
6/23/2008 to 12/31/2008	$12.23	$8.12	0.0
1/1/2009 to 12/31/2009	$8.12	$10.47	1,540.4
1/1/2010 to 12/31/2010	$10.47	$11.06	1,521.0
1/1/2011 to 12/31/2011	$11.06	$10.13	1,569.0
1/1/2012 to 12/31/2012	$10.13	$12.06	2,104.9
1/1/2013 to 12/31/2013	$12.06	$15.515709	1,781.186
Janus Aspen Forty
6/23/2008 to 12/31/2008	$13.75	$7.33	43,114.6
1/1/2009 to 12/31/2009	$7.33	$10.53	126,183.9
1/1/2010 to 12/31/2010	$10.53	$11.03	28,939.3
1/1/2011 to 12/31/2011	$11.03	$10.10	27,101.4
1/1/2012 to 12/31/2012	$10.10	$12.30	24,005.0
1/1/2013 to 12/31/2013	$12.30	$15.840895	19,580.029
Janus Aspen – Enterprise
6/23/2008 to 12/31/2008	$11.26	$6.40	9,009.5
1/1/2009 to 12/31/2009	$6.40	$9.09	18,199.1
1/1/2010 to 12/31/2010	$9.09	$11.23	2,686.7
1/1/2011 to 12/31/2011	$11.23	$10.86	2,118.8
1/1/2012 to 12/31/2012	$10.86	$12.50	0.0
1/1/2013 to 12/31/2013	$12.50	$16.235552	0.0
Oppenheimer Capital Appreciation
6/23/2008 to 12/31/2008	$12.44	$7.07	4,623.0
1/1/2009 to 12/31/2009	$7.07	$10.02	4,088.3
1/1/2010 to 12/31/2010	$10.02	$10.76	3,753.3
1/1/2011 to 12/31/2011	$10.76	$10.44	3,368.0
1/1/2012 to 12/31/2012	$10.44	$11.69	3,309.4
1/1/2013 to 12/31/2013	$11.69	$14.877009	3,129.137
Oppenheimer Main Street/VA
6/23/2008 to 12/31/2008	$12.00	$7.86	860.9
1/1/2009 to 12/31/2009	$7.86	$9.90	3,113.5
1/1/2010 to 12/31/2010	$9.90	$11.28	2,841.4
1/1/2011 to 12/31/2011	$11.28	$11.06	2,635.9
1/1/2012 to 12/31/2012	$11.06	$12.69	2,336.6
1/1/2013 to 12/31/2013	$12.69	$16.401880	1,898.213
Oppenheimer Main Street Small Cap Fund®/VA
6/23/2008 to 12/31/2008	$12.66	$8.20	1,099.7
1/1/2009 to 12/31/2009	$8.20	$11.05	4,314.1
1/1/2010 to 12/31/2010	$11.05	$13.37	3,917.4
1/1/2011 to 12/31/2011	$13.37	$12.84	3,700.3
1/1/2012 to 12/31/2012	$12.84	$14.86	3,405.1
1/1/2013 to 12/31/2013	$14.86	$20.561348	2,678.726
Pioneer Emerging Markets VCT
6/23/2008 to 12/31/2008	$14.70	$6.85	21,866.7
1/1/2009 to 12/31/2009	$6.85	$11.73	44,348.9
1/1/2010 to 12/31/2010	$11.73	$13.35	10,716.5
1/1/2011 to 12/31/2011	$13.35	$10.03	14,128.9
1/1/2012 to 12/31/2012	$10.03	$11.01	13,467.3
1/1/2013 to 12/31/2013	$11.01	$10.596722	11,633.588
Pioneer Fund VCT
6/23/2008 to 12/31/2008	$12.27	$8.62	0.0
1/1/2009 to 12/31/2009	$8.62	$10.60	0.0
1/1/2010 to 12/31/2010	$10.60	$12.06	0.0
1/1/2011 to 12/31/2011	$12.06	$11.33	0.0
1/1/2012 to 12/31/2012	$11.33	$12.25	0.0
1/1/2013 to 12/31/2013	$12.25	$16.023854	0.0

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer High Yield VCT
6/23/2008 to 12/31/2008	$11.17	$7.17	968.9
1/1/2009 to 12/31/2009	$7.17	$11.30	19,245.8
1/1/2010 to 12/31/2010	$11.30	$13.08	3,533.2
1/1/2011 to 12/31/2011	$13.08	$12.60	4,280.6
1/1/2012 to 12/31/2012	$12.60	$14.34	4,621.6
1/1/2013 to 12/31/2013	$14.34	$15.766632	4,607.779
Pioneer Real Estate Shares VCT
6/23/2008 to 12/31/2008	$10.27	$6.29	10,230.4
1/1/2009 to 12/31/2009	$6.29	$8.13	25,184.0
1/1/2010 to 12/31/2010	$8.13	$10.27	3,560.5
1/1/2011 to 12/31/2011	$10.27	$11.08	3,709.7
1/1/2012 to 12/31/2012	$11.08	$12.63	6,033.0
1/1/2013 to 12/31/2013	$12.63	$12.605437	7,308.206
PIMCO CommodityRealReturn® Strategy
6/23/2008 to 12/31/2008	$16.63	$7.24	16,680.7
1/1/2009 to 12/31/2009	$7.24	$10.07	32,783.6
1/1/2010 to 12/31/2010	$10.07	$12.32	29,353.1
1/1/2011 to 12/31/2011	$12.32	$11.19	29,058.9
1/1/2012 to 12/31/2012	$11.19	$11.59	28,942.3
1/1/2013 to 12/31/2013	$11.59	$9.714789	30,117.260
PIMCO Low Duration
6/23/2008 to 12/31/2008	$10.49	$10.26	2,930.4
1/1/2009 to 12/31/2009	$10.26	$11.42	6,998.1
1/1/2010 to 12/31/2010	$11.42	$11.82	63,900.3
1/1/2011 to 12/31/2011	$11.82	$11.75	57,743.4
1/1/2012 to 12/31/2012	$11.75	$12.22	106,823.6
1/1/2013 to 12/31/2013	$12.22	$11.990774	163,224.574
PIMCO Real Return
6/23/2008 to 12/31/2008	$11.21	$10.08	40,336.1
1/1/2009 to 12/31/2009	$10.08	$11.73	70,535.2
1/1/2010 to 12/31/2010	$11.73	$12.46	86,580.7
1/1/2011 to 12/31/2011	$12.46	$13.68	74,066.4
1/1/2012 to 12/31/2012	$13.68	$14.62	101,138.9
1/1/2013 to 12/31/2013	$14.62	$13.043953	88,732.981
PIMCO Total Return
6/23/2008 to 12/31/2008	$11.13	$11.41	166,994.4
1/1/2009 to 12/31/2009	$11.41	$12.79	345,286.7
1/1/2010 to 12/31/2010	$12.79	$13.59	296,631.7
1/1/2011 to 12/31/2011	$13.59	$13.84	257,680.7
1/1/2012 to 12/31/2012	$13.84	$14.90	328,638.6
1/1/2013 to 12/31/2013	$14.90	$14.358787	281,060.139
TA AllianceBernstein Dynamic Allocation
6/23/2008 to 12/31/2008	$10.32	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$8.70	1,268.2
1/1/2010 to 12/31/2010	$8.70	$9.34	1,251.7
1/1/2011 to 12/31/2011	$9.34	$9.33	1,199.6
1/1/2012 to 12/31/2012	$9.33	$9.70	1,237.9
1/1/2013 to 12/31/2013	$9.70	$10.185461	1,268.141

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA WMC Diversified Growth
6/23/2008 to 12/31/2008	$10.21	$6.13	0.0
1/1/2009 to 12/31/2009	$6.13	$7.77	0.0
1/1/2010 to 12/31/2010	$7.77	$8.97	220,487.2
1/1/2011 to 12/31/2011	$8.97	$8.47	224,148.7
1/1/2012 to 12/31/2012	$8.47	$9.39	179,904.8
1/1/2013 to 12/31/2013	$9.39	$12.197571	101,159.530
TA Morgan Stanley Mid Cap Growth
12/30/2011 to 12/31/2011	$10.00	$10.00	59,718.3
1/1/2012 to 12/31/2012	$10.00	$10.69	64,748.5
1/1/2013 to 12/31/2013	$10.69	$14.581117	52,566.201
TA Systematic Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.77	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.55	2,400.4
1/1/2010 to 12/31/2010	$8.55	$10.92	20,406.3
1/1/2011 to 12/31/2011	$10.92	$10.43	20,719.1
1/1/2012 to 12/31/2012	$10.43	$11.89	20,021.1
1/1/2013 to 12/31/2013	$11.89	$15.897208	74,959.148
Invesco V.I. Comstock Fund
6/23/2008 to 12/31/2008	$10.51	$7.77	0.0
1/1/2009 to 12/31/2009	$7.77	$9.83	1,121.7
1/1/2010 to 12/31/2010	$9.83	$11.20	144,506.1
1/1/2011 to 12/31/2011	$11.20	$10.81	160,234.5
1/1/2012 to 12/31/2012	$10.81	$12.66	110,781.8
1/1/2013 to 12/31/2013	$12.66	$16.918544	99,691.398
Wanger International
6/23/2008 to 12/31/2008	$10.24	$6.01	0.0
1/1/2009 to 12/31/2009	$6.01	$8.84	0.0
1/1/2010 to 12/31/2010	$8.84	$10.85	54,903.6
1/1/2011 to 12/31/2011	$10.85	$9.11	56,412.9
1/1/2012 to 12/31/2012	$9.11	$10.88	53,428.8
1/1/2013 to 12/31/2013	$10.88	$13.080130	66,672.315
Wanger USA
6/23/2008 to 12/31/2008	$12.99	$8.11	6,621.2
1/1/2009 to 12/31/2009	$8.11	$11.33	12,179.9
1/1/2010 to 12/31/2010	$11.33	$13.74	12,433.2
1/1/2011 to 12/31/2011	$13.74	$13.03	12,551.9
1/1/2012 to 12/31/2012	$13.03	$15.37	10,696.4
1/1/2013 to 12/31/2013	$15.37	$20.202301	15,330.385
(1)	Formerly known as Templeton Foreign Securities Fund.
(2)	Formerly known as Templeton Growth Securities Fund.

The TA Barrow Hanley Divided Focused fund had not commenced operations as of December 31, 2013, therefore, comparable data is not available.

    Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
Selling the Contract
Financial Statements

CALCULATION OF YIELDS AND TOTAL RETURNS
Money Market Yield
Other Subaccount Yields
Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Appendix A – Portfolios Associated With The Subaccounts

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. Comstock Fund	Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Investment Objective: Capital growth and income.
AllianceBernstein Variable Products Series Fund, Inc. – Class A
AllianceBernstein International Value Portfolio	AllianceBernstein International Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Small/Mid Cap Value Portfolio	AllianceBernstein Small/Mid Cap Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AllianceBernstein Value Portfolio	AllianceBernstein Value Portfolio	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
American Funds Insurance Series® – Class 2 Shares
American Funds – Asset Allocation Fund	American Funds – Asset Allocation Fund	Capital Research and Management CompanySM
Investment Objective: Provide high total return.
American Funds – Bond Fund	American Funds – Bond Fund	Capital Research and Management CompanySM
Investment Objective: Provide as high a level of current income as is consistent with the preservation of capital.
American Funds – Growth Fund	American Funds – Growth Fund	Capital Research and Management CompanySM
Investment Objective: Growth of Capital.
American Funds – Growth–Income Fund	American Funds – Growth–Income Fund	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds – International Fund	American Funds – International Fund	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
BlackRock Variable Series Funds, Inc. – Class I Shares
BlackRock Basic Value V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Capital appreciation and secondarily, income.
BlackRock Capital Appreciation V.I. Fund	BlackRock Capital Appreciation V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Global Allocation V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock Advisors, LLC
Investment Objective: High total investment return.
BlackRock High Yield V.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Advisors, LLC
Investment Objective: High level of current income, secondarily seeks capital appreciation.
BlackRock International V.I. Fund	BlackRock International V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Current income and long-term growth of income accompanied by growth of capital.
BlackRock Large Cap Core V.I. Fund	BlackRock Large Cap Core V.I. Fund	BlackRock Advisors, LLC
Investment Objective: High total investment return.
BlackRock Large Cap Growth V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Large Cap Value V.I. Fund	BlackRock Large Cap Value V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Money Market V.I. Fund	BlackRock Money Market V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Preserve capital, maintain liquidity, and achieve the highest possible current income.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock S&P 500 Index V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Investment results that correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index.
BlackRock Total Return V.I. Fund	BlackRock Total Return V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Maximize total return.
BlackRock U.S. Government Bond V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Highest possible current income with protection of capital.
BlackRock Value Opportunities V.I. Fund	BlackRock Value Opportunities V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Variable Series Fund, Inc. – Class III Shares
BlackRock Global Opportunities V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital appreciation.
Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Value Portfolio	Davis Selected Advisers, LP
Investment Objective: Long-term growth of capital.
Dreyfus Variable Investment Fund - Service Class
Dreyfus VIF Appreciation Portfolio	Dreyfus VIF Appreciation Portfolio	The Dreyfus Corporation
Investment Objective: Long-term capital growth consistent with preservation of capital.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Eaton Vance VT Floating-Rate Income Fund	Eaton Vance Management
Investment Objective: Provide high level of current income.
Eaton Vance VT Large-Cap Value Fund	Eaton Vance VT Large-Cap Value Fund	Eaton Vance Management
Investment Objective: Total return.
Federated Insurance Series – Primary Shares
Federated Managed Tail Risk Fund II	Federated Managed Tail Risk Fund II	Federated Global Investment Management Corp.
Investment Objective: Capital appreciation.
Federated Kaufmann Fund II	Federated Kaufmann Fund II	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
Franklin Templeton Variable Insurance Products Trust – Class 2 Shares
Templeton Growth VIP Fund(1)	Templeton Growth VIP Fund(1)	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Janus Aspen Series - Service Shares
Janus Aspen Forty Portfolio	Janus Aspen Forty Portfolio	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Oppenheimer Variable Account Funds - Service Class
Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA	OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Fund®/VA	OppenheimerFunds, Inc.
Investment Objective: High total return.
Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
PIMCO Variable Insurance Trust - Administrative Class Shares
CommodityRealReturn® Strategy Portfolio	CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum real return.
Low Duration Portfolio	Low Duration Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Real Return Portfolio	Real Return Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum real return with preservation of capital.
Total Return Portfolio	Total Return Portfolio	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Pioneer Variable Contracts Trust - Class II Shares
Pioneer Emerging Markets VCT Portfolio	Pioneer Emerging Markets VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Growth of capital.
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Income and capital growth.
Pioneer High Yield VCT Portfolio	Pioneer High Yield VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Maximize total return.
Pioneer Real Estate Shares VCT Portfolio	Pioneer Real Estate Shares VCT Portfolio	Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital, secondarily current income.
Transamerica Series Trust - Service Class
TA AllianceBernstein Dynamic Allocation	Transamerica AllianceBernstein Dynamic Allocation VP	AllianceBernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Barrow Hanley Divided Focused	Transamerica Barrow Hanley Divided Focused VP	Aegon USA Investment Management, LLC(2)
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP	Aegon USA Investment Management, LLC(2)
Investment Objective: Capital appreciation.
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP	Aegon USA Investment Management, LLC(2)
Investment Objective: Maximize total return.
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP	Aegon USA Investment Management, LLC(2)
Investment Objective: Maximize long-term growth.
Wanger Advisors Trust
Wanger International	Wanger International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Wanger USA	Wanger USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.

(1) On or about May 1, 2014 Templeton Growth Securities Fund will be renamed Templeton Growth VIP Fund.

(2) On or about May 1, 2014 the Subadvisor will be changed from Transamerica Asset Management, Inc. to Aegon USA Investment Management, LLC.

	SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Additional Information:

1.	The following subaccount was closed to new investments on May 1, 2007:
American Century Variable Portfolios, Inc. – Class I
	VP Ultra® Fund	VP Ultra® Fund	American Century Investment Management, Inc.
Investment Objective: Long-term capital growth.
2.	Effective December 12, 2011, the following subaccounts are closed to new investments:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
	Invesco V.I. Value Opportunities Fund	Invesco V.I. Value Opportunities Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Janus Aspen Series - Service Shares
	Janus Aspen – Enterprise Portfolio	Janus Aspen – Enterprise Portfolio	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
3.	Effective September 17, 2012, the following subaccount is closed to new investments:
Franklin Templeton Variable Insurance Products Trust – Class 2 Shares
	Templeton Foreign VIP Fund(1)	Templeton Foreign VIP Fund(1)	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.

(1) On or about May 1, 2014 Templeton Foreign Securities Fund will be renamed Templeton Foreign VIP Fund.

Appendix B – Example of Bonus Payment and Recapture

Example: You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus Amount Subject to Recapture
		Transactions		Bonus Amounts		Account Value
Date		Prem.	Withdr.	Paid	Recaptured
5/10/2009	The contract is issued Premium Allocated to Tier 1 = $125,000 Premium Allocated to Tier 2 = $275,000 Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000 Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1 = 100% x $18,000 = $18,000	$400,000		$18,000		$418,000	$18,000

5/10/2010	First contract anniversary Assume account value increased by $10,000 due to positive investment performance. Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700					$428,000	$11,700

7/5/2010

Owner takes a $155,000 withdrawal

Assume account value increased by $3,700 due to positive investment performance.

Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums

              = $431,700 — $11,700 — $400,000 = $20,000

Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000

Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000

Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000

Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior

              = ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = ..3026

Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio

              = $11,700 x .3026 = $3,540

Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture)

              = 65% x ($18,000 — $3,540/65%) = $8,160

			$155,000		$3,540	$273,160	$ 8,160

8/1/2010	Owner puts in $200,000 additional premium Assume account value decreased by $23,775 due to negative investment performance. Premium Allocated to Tier 2 = $100,000 Premium Allocated to Tier 3 = $100,000 Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000 Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000 Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160	$200,000		$10,000		$459,385	$18,160

5/10/2011	Second contract anniversary Assume account value decreased by $5,000 due to negative investment performance. Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $3,540/65%) = $3,766 Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($10,000 — $0) = $10,000					$454,385	$13,766

5/10/2012	Third contract anniversary Assume account value increased by $25,000 due to positive investment performance. Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $3,540/65%) = $0 Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($10,000 — $0) = $6,500					$479,385	$ 6,500

Appendix C – Example of Maximum Anniversary Value GMDB

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

		Transactions		(A) GMDB MAV Base	(B) Account Value	Death Benefit

Date		Prem.	Withdr.
5/10/2009	The contract is issued 5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000 GMDB MAV Base = greatest of anniversary values = $100,000	$100,000		$100,000	$100,000	$ 100,000 (maximum of (A),(B))

5/10/2010	First contract anniversary Assume account value increased by $10,000 due to positive investment performance. 5/10/10 anniversary value = account value on 5/10/10 = $110,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000			$110,000	$110,000	$ 110,000 (maximum of (A),(B))

6/28/2010	Owner puts in $10,000 additional premium Assume account value decreased by $6,000 due to negative investment performance. 5/10/10 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000	$10,000		$120,000	$114,000	$ 120,000 (maximum of (A),(B))

8/3/2010	Owner takes a $5,000 withdrawal Assume account value decreased by $14,000 due to negative investment performance. Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal) = $5,000 x ($120,000/$100,000) = $6,000 5/10/10 anniversary value = 5/10/10 anniversary value before w/d — adjusted withdrawal = $120,000 — $6,000 = $114,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000		$5,000	$114,000	$95,000	$ 114,000 (maximum of (A),(B))

9/22/2010	Owner takes a $40,000 withdrawal Assume account value increased by $25,000 due to positive investment performance. Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal) = $40,000 x ($114,000/$120,000) = $38,000 5/10/10 anniversary value = 5/10/10 anniversary value before — adjusted withdrawal = $114,000 — $38,000 = $76,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000		$40,000	$76,000	$80,000	$ 80,000 (maximum of (A),(B))

5/10/2011	Second contract anniversary Assume account value decreased by $10,000 due to negative investment performance. 5/10/10 anniversary value = $76,000 5/10/11 anniversary value = account value on 5/10/11 = $70,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value =$76,000			$76,000	$70,000	$ 76,000 (maximum of (A),(B))

Appendix D – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB (Standard)*

Example: Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

		Transactions		(A) GMDB MAV Base	(B) GMDB Roll-Up Base	(C) Account Value
Date		Prem.	Withdr.				Death Benefit
5/10/2009	The contract is issued 5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000 GMDB MAV Base = greatest of anniversary values = $100,000 GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000	$100,000		$ 100,000	$100,000	$100,000	$ 100,000 (maximum of (A), (B), (C))

5/10/2010	First contract anniversary Assume account value increased by $10,000 due to positive investment performance. 5/10/10 anniversary value = account value on 5/10/10 = $110,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000 GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000			$ 110,000	$105,000	$110,000	$ 110,000 (maximum of (A), (B), (C))

6/28/2010	Owner puts in $10,000 additional premium Assume account value decreased by $6,000 due to negative investment performance. 5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000 GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium = $105,000 × (1.05)^(49/365) + $10,000 = $115,690	$10,000		$ 120,000	$115,690	$114,000	$ 120,000 (maximum of (A), (B), (C))

8/3/2010

Owner takes a $5,000 withdrawal

Assume account value decreased by $14,000 due to negative investment performance.

MAV adj. w/d           = withdrawal ×    (GMDB MAV Base before withdrawal)

                                                                 (account value before withdrawal)

                                   = $5,000×($120,000/$100,000) = $6,000

5/10/10 anniversary value = 5/10/10 anniversary value before w/d — MAV adj. w/d

                                            = $120,000 — $6,000 = $114,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.

GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium—Roll-Up adj. w/d

                                     = ($105,000 × (1.05) ^ (85/365)) + $10,000 – $5,000 = $111,200

			$5,000	$ 114,000	$111,200	$95,000	$ 114,000 (maximum of (A), (B), (C))

9/22/2010

Owner takes a $40,000 withdrawal

Assume account value increased by $25,000 due to positive investment performance.

MAV adj. w/d           = withdrawal ×    (GMDB MAV Base before withdrawal)

                                                                 (account value before withdrawal)

                                   = $40,000 × ($114,000/$120,000) = $38,000

5/10/10 anniversary value = 5/10/10 anniversary value before w/d — MAV adj. w/d

                                   = $114,000 – $38,000 = $76,000

Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.

Roll-Up adj. W/d      = withdrawal ×    (GMDB Roll-Up Base before withdrawal)

                                                                 (account value before withdrawal)

                                   = $40,000 ×        (($105,000 ×1.05)^(135/365) + $10,000 – $5,000) = $37,304

                                                                 ($120,000)

GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium–Roll-Up adj. w/ds

                                     = $105,000 x (1.05) ^ (135/365) + $10,000 – $5,000 – $37,304 = $74,608

			$40,000	$ 76,000	$74,608	$80,000	$ 80,000 (maximum of (A), (B), (C))

5/10/2011	Second contract anniversary Assume account value decreased by $10,000 due to negative investment performance. 5/10/11 anniversary value = account value on 5/10/11 = $70,000 GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000 GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d = $105,000 x (1.05) + $10,000–$5,000–$37,304 = $77,946			$ 76,000	$77,946	$70,000	$ 77,946 (maximum of (A), (B), (C))

*For purposes of this example, assume the contract is not issued in the state of Washington.

Appendix E – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”

Example: Assume that a couple (ages 60 and 55) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and makes an initial premium payment of $100,000. The account value (less uncollected charges) as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit	$45,000
Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)

Assuming the account value (less uncollected charges) is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

* For purposes of this example, assume the Contract is not issued in the state of Washington.

APPENDIX F – Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

	GMIB Rider		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract prior to June 23, 2008)		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract on or after June 23, 2008)****)
Contract Anniversary*	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**
5th	$127,628	Not Available For Exercise	$127,628	Not Available For Exercise	$133,823	Not Available For Exercise
10th	$162,889	$ 9,011	$162,889	$ 9,011	$179,085	$ 8,682
15th	$207,893	$ 12,997	$207,893	$ 12,997	$239,656	$ 13,085
20th	$265,330	$ 18,976	$265,330	$ 18,976	$320,714	$ 20,013
25th	$265,330	$ 21,715	$338,635	$ 27,714	$429,187	$ 30,798
30th***	$265,330	$ 24,516	$432,194	$ 39,935	$574,349	$ 47,418
35th	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

****	Subject to state availability.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX G – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately took your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

DATE		TRANSACTIONS		CONTRACT VALUE			REMAINING GLA
		PREM.	WITHDR.		GMWB BASE	GLA
7/1/2009	The Contract is issued and the owner takes a $6,000 withdrawal. The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal	$ 100,000	$ 6,000	$ 94,000	$ 100,000	$ 6,000	$ 0
5/1/2012

10th Monthaversary in the second contract year

Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthiversary value since issue.

Assume no prior annual ratchet

				$ 120,000	$ 100,000	$ 6,000	$ 6,000
7/1/2012	Third contract anniversary Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthaversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%			$ 115,000	$ 120,000	$ 7,200	$7,200
8/15/2012

Owner takes a $7,200 withdrawal

Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the Contract Year

			$ 7,200	$ 103,000	$ 120,000	$ 7,200	$ 0
10/1/2012

Owner takes a $35,000 withdrawal

Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal

Adj. Excess w/d = Excess w/d x     (GMWB Base before the excess withdrawal)

                                                         (account value before the excess withdrawal)

                        = ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)

                        = $42,000

GMWB Base  = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)

                        = Min ($120,000 — $42,000, $65,000) = $65,000

			$ 35,000	$ 65,000	$ 65,000	$ 0	$ 0
7/1/2013	Fourth contract anniversary Assume contract value decreased by $1,000 to $64,000 due to negative investment performance.			$ 64,000	$ 65,000	$ 3,900	$ 3,900
10/1/2013

Owner takes a $39,900 withdrawal

Assume contract value decreased by $8,100 to $55,900 due to negative investment performance.

No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.

Adj. Excess w/d = Excess w/d x     (GMWB Base before the excess withdrawal)

                                                         (account value before the excess withdrawal)

                        = $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)

                        = $45,000

GMWB Base  = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)

                        = Min ($65,000 — $45,000, $55,900 — $39,900)

                        = Min ($20,000, $16,000) = $16,000

			$ 39,900	$ 16,000	$ 16,000	$ 3,900	$ 0
7/1/2021	Twelfth Contract Anniversary — Owner requests a $800 withdrawal		$ 800	$ —	* GMWB RIDER TERMINATED*

Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base.

Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance.

You receive the remaining $800 of contract value and the Company pays You an additional $160 The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 =$80 are established with an Annuity Date of 7/1/2022

Appendix H – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Categories	Subaccounts
Large Cap	AllianceBernstein VPS Value, Davis Value, Dreyfus VIF Appreciation, Federated Managed Tail Risk Fund II, BlackRock S&P 500 Index VI, BlackRock Capital Appreciation VI, BlackRock Basic Value VI, BlackRock Large Cap Core VI, BlackRock Large Cap Growth VI, BlackRock Large Cap Value VI, Eaton Vance VT Large-Cap Value, Janus Aspen Forty, Oppenheimer Main Street/VA, Oppenheimer Capital Appreciation/VA, Pioneer Fund VCT, Invesco V.I. Comstock Fund, American Funds – AFIS Growth, American Funds – AFIS Growth – Income, TA Barrow Hanley Divided Focused, TA WMC Diversified Growth
Mid Cap	AllianceBernstein VPS Small Mid Cap Value, InvescoV.I. Mid Cap Core Equity, Federated Kaufmann II, TA Morgan Stanley Mid Cap Growth
Small Cap	BlackRock Value Opportunities VI, Oppenheimer Main Street Small Cap VA, Wanger USA, TA Systematic Small/Mid Cap Value
International	AllianceBernstein VPS International Value, Pioneer Emerging Markets VCT, Templeton Growth VIP, BlackRock International VI, American Funds – AFIS International, Wanger International, BlackRock Global Opportunities VI
Balanced	BlackRock Global Allocation VI, American Funds – AFIS Asset Allocation, TA AllianceBernstein Dynamic Allocation
Money Market	BlackRock Money Market VI
Fixed Income	EatonVance VT Floating - Rate Income, BlackRock Total Return VI, BlackRock U.S. Government Bond VI, BlackRock High Yield VI, PIMCO Total Return, PIMCO Real Return, Pioneer High Yield VCT, American Funds – AFIS Bond, PIMCO VIT Low Duration
Alternative	PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares VCT

Appendix I – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix J – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus.

States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Ten Day Right to Review (“Free Look”)”

For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.

	See “Partial Withdrawals – Systematic Withdrawal Program” See “Dollar Cost Averaging”	This feature begins 35 days after the contract date. This feature begins 35 days after the contract date.
Maryland	C Class Contracts L Class Contracts	Not available.
Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.
Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.
Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
Washington	See “Bonus Payment and Recapture”	For XC (bonus) Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
	See “Death Benefit – GMDB Roll-Up Base A”	Interest rate credited to premiums allocated to subaccounts (other than restricted subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.
	“Additional Death Benefit”	Not available.

Appendix K – Differences Between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age is 75 (older annuitant). No minimum issue age. No restrictions on owner(s) and annuitant(s).	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Only spouses may be co-owners, and natural owner(s) must be annuitant(s).
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base. (restarts the 10-year waiting period).	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix L – Differences Between the Single Life GMWB and the Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge

•     The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum)

•     The current charge is 0.80% (1.55% maximum) if you elect the Income Enhancement Benefit.

•     The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum).

•     The current charge is 1.15% (2.00% maximum) if you elect the Income Enhancement Benefit.

Contract Structuring	Co-owners and joint annuitants are not permitted.	Co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as primary beneficiary.
Owner/ Annuitant Changes

•     Changing an owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation prior to the first withdrawal, where the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•     In either case, the Lifetime Income Percentage may change because it is based on the new owner’s age on the date of the change.

•     The new owner/annuitant must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse.

•     Adding a new co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. Where a new owner/annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•     The Lifetime Income Percentage may change upon any ownership change, as it is based upon the age of the younger owner, but will not decrease upon spousal continuation if the spouse is a co-owner under the Joint Life rider.

•     If a co-owner/joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change, based upon the remaining owner/annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•     The new co-owner/joint annuitant must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix M – GMWB Variations Depending on Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll- Up Reset
If you purchased your Contract prior to September 1, 2006:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger owner if there are co-owners) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.	You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date if the GMWB rider is still available for sale.	The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the last contract anniversary.	Not available.
If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:	After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger owner if there are co-owners) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.	After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.
If you purchased your Contract on or after January 12, 2007; but prior to June 23, 2008:	Same as above.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date if the GMWB rider is still available for sale.	Same as above.

On each of the first five contract

anniversaries after the GMWB Effective

Date, the GMWB Roll-Up Base will

automatically reset to the contract

value, if greater. Interest will

continue to accrue for five years after

each automatic rollup reset, if any.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll- Up Reset
If you purchased your Contract on or after June 23, 2008	Same as above.

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

			Same as above.	Same as above.	The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.

On each of the first ten contract

anniversaries after the GMWB Effective

Date and prior to your first withdrawal,

we will automatically reset the GMWB

Roll-Up to equal the greater of the

current GMWB Roll-Up Base or the GMWB

MAV Base on such contract anniversary.

	Minimum Age Requirement to Purchase the GMWB*	Income Enhancement Benefit
If you purchased your Contract prior to January 11, 2008	You and your co-owner (if applicable) must be at least 60 years old.	Not available.
If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your co-owner (if applicable) must be at least 55 years old.	Not available.
If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*	Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”

Merrill Lynch Life Variable Annuity

Separate Account A (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

Suite 1800

                  Little Rock, Arkansas

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2014 Merrill Lynch Investor Choice Annuity® (Investor Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Transamerica Advisors Life Insurance Company (“Transamerica”) on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2014, which is available on request and without charge by writing to or calling Transamerica at the Service Center address or phone number set forth above.

2

Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 4600 South Syracuse Street, Suite 1100, Denver, Colorado 80287. Distributor is an indirect, wholly owned subsidiary of AEGON USA, Inc. (“AEGON USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2013, 2012 and 2011, Transamerica Capital, Inc. received $7,998,378, $7,717,421 and $9,275,868, respectively, in commissions.

Financial Statements

The financial statements of Transamerica included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica to meet any obligations it may have under the Contract.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

Current Yield = ((NCF – ES)/UV) × (365/7)

3

Where:

NCF	=

the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Transamerica also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=

the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.
UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

Yield = 2 × ((((NI – ES)/(U × UV)) + 1)(6) – 1)

4

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

TR = ((ERV/P)(1/N)) – 1

5

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

From time to time, Transamerica also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 Fax:+1515 362 7200

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Advisors Life Insurance Company

We have audited the accompanying balance sheets of Transamerica Advisors Life Insurance Company as of December 31, 2013 and 2012, and the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa March 27, 2014

A member firm of Ernst & Young Global Limited

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2013	2012
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2013 - $1,630,205; 2012 - $1,754,007)	$1,718,305	$1,964,452
Equity available-for-sale securities, at estimated fair value (cost: 2013 - $34,062; 2012 - $38,996)	34,603	41,211
Limited partnerships	5,044	6,548
Mortgage loans on real estate	46,432	52,619
Policy loans	710,087	752,437
Derivative assets	858	—

Total investments	2,515,329	2,817,267

Cash and cash equivalents	301,737	303,396
Accrued investment income	37,719	37,567
Deferred policy acquisition costs	33,139	44,678
Deferred sales inducements	7,544	10,004
Value of business acquired	286,702	271,351
Goodwill	2,800	2,800
Income taxes - net	—	50,407
Reinsurance receivables - net	—	2,186
Receivable for investments sold - net	245	—
Other assets	28,355	33,118
Separate Accounts assets	7,342,243	6,968,855

Total Assets	$10,555,813	$10,541,629

See Notes to Financial Statements

2

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

BALANCE SHEETS - Continued

	December 31,
(dollars in thousands, except share data)	2013	2012
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,291,737	$1,383,757
Future policy benefits	384,843	418,689
Claims and claims settlement expenses	28,288	40,338

Total policyholder liabilities and accruals	1,704,868	1,842,784

Payables for collateral and reverse repurchase agreements	260,506	242,650
Checks not yet presented for payment	8,080	6,541
Derivative liabilities	50,930	11,711
Income taxes - net	42,038	—
Affiliated payables - net	5,344	6,989
Reinsurance payables - net	249	—
Payable for investments purchased - net	—	6,622
Other liabilities	2,754	5,217
Separate Accounts liabilities	7,342,243	6,968,855

Total Liabilities	9,417,012	9,091,369

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,366,636	1,366,636
Accumulated other comprehensive income, net of taxes	39,703	96,710
Retained deficit	(270,038)	(15,586)

Total Stockholder’s Equity	1,138,801	1,450,260

Total Liabilities and Stockholder’s Equity	$10,555,813	$10,541,629

See Notes to Financial Statements

3

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF INCOME

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Revenues
Policy charge revenue	$185,596	$187,707	$202,216
Net investment income	121,133	125,283	128,271
Net realized investment gains (losses)
Other-than-temporary impairment losses on securities	(387)	(66)	(3,743)
Portion of other-than-temporary impairment losses recognized in other comprehensive income	—	—	3,572
Portion of other-than-temporary impairments previously recognized in other comprehensive income	(321)	(259)	(1,004)

Net other-than-temporary impairment losses on securities recognized in income	(708)	(325)	(1,175)
Net realized investment gains (losses), excluding other-than-temporary impairment losses on securities	(3,787)	7,174	7,847

Net realized investment gains (losses)	(4,495)	6,849	6,672

Net derivative losses	(259,900)	(48,402)	(19,323)

Total Revenues	42,334	271,437	317,836

Benefits and Expenses
Interest credited to policyholder liabilities	60,883	63,143	70,886
Policy benefits (net of reinsurance recoveries: 2013 - $10,562; 2012 - $12,444; 2011 - $13,529)	43,131	24,533	183,935
Reinsurance premium ceded	8,559	10,461	11,093
Amortization (accretion) of deferred policy acquisition costs	11,961	784	(13,104)
Amortization of value of business acquired	5,480	19,900	12,152
Insurance expenses and taxes	50,786	49,636	49,176

Total Benefits and Expenses	180,800	168,457	314,138

Income (Loss) Before Taxes	(138,466)	102,980	3,698

Income Tax Expense (Benefit)	115,986	(62,896)	(14,961)

Net Income (Loss)	$(254,452)	$165,876	$18,659

See Notes to Financial Statements

4

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Net Income (Loss)	$(254,452)	$165,876	$18,659

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	(99,872)	78,034	89,291
Reclassification adjustment for gains included in net income	(23,204)	(4,327)	(4,121)

	(123,076)	73,707	85,170

Net unrealized gains on cash flow hedges
Net unrealized gains on cash flow hedges arising during the period	1,756	—	—
Reclassification adjustment for losses included in net income (loss)	57	—	—

	1,813	—	—

Net unrealized other-than-temporary impairments on securities
Net unrealized other-than-temporary impairment losses arising during the period	—	—	(3,572)
Change in previously recognized unrealized other-than-temporary impairments	(1,300)	(10,040)	4,920
Reclassification adjustment for other-than-temporary impairments included in net income (loss)	356	294	1,004

	(944)	(9,746)	2,352

Adjustments
Policyholder liabilities	12,912	(12,912)	(1,388)
Value of business acquired	20,392	(17,747)	(12,235)
Deferred income taxes	31,896	(11,821)	(26,157)

	65,200	(42,480)	(39,780)

Total other comprehensive income (loss), net of taxes	(57,007)	21,481	47,742

Comprehensive Income (Loss)	$(311,459)	$187,357	$66,401

See Notes to Financial Statements

5

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Common Stock	$2,500	$2,500	$2,500

Additional Paid-in Capital	$1,366,636	$1,366,636	$1,366,636

Accumulated Other Comprehensive Income (Loss)
Balance at beginning of year	$96,710	$75,229	$27,487
Total other comprehensive income (loss), net of taxes	(57,007)	21,481	47,742

Balance at end of year	$39,703	$96,710	$75,229

Retained Deficit
Balance at beginning of year	$(15,586)	$(181,462)	$(200,121)
Net income (loss)	(254,452)	165,876	18,659

Balance at end of year	$(270,038)	$(15,586)	$(181,462)

Total Stockholder’s Equity	$1,138,801	$1,450,260	$1,262,903

See Notes to Financial Statements

6

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(254,452)	$165,876	$18,659
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Change in deferred policy acquisition costs	11,539	361	(13,602)
Change in deferred sales inducements	2,460	352	(3,085)
Change in value of business acquired	5,480	19,900	12,152
Change in benefit reserves	(24,455)	(41,652)	112,021
Change in income tax accruals	124,340	(72,558)	(15,467)
Change in claims and claims settlement expenses	(12,050)	(5,166)	11,827
Change in other operating assets and liabilities, net	(4,165)	10,656	(10,174)
Change in checks not yet presented for payment	1,539	(2,627)	(3,750)
Amortization of investments	2,697	1,935	1,438
Limited partnership asset distributions	—	—	(1,152)
Interest credited to policyholder liabilities	60,883	63,143	70,886
Net derivative losses	259,900	48,402	19,323
Net increase in fixed maturity trading securities	—	(109)	(326)
Net realized investment (gains) losses	4,495	(6,849)	(6,672)

Net cash and cash equivalents provided by operating activities	178,211	181,664	192,078

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities, mortgage loans, and limited partnerships	759,249	267,437	181,763
Maturities of available-for-sale securities and mortgage loans	285,378	193,317	116,349
Purchases of available-for-sale securities	(917,337)	(520,809)	(428,704)
Sales of trading securities	—	2,632	20,943
Sales of limited partnerships	1,351	1,455	2,877
Change in payables for collateral and reverse repurchase agreements	17,856	(1,332)	83,619
Cash received in connection with derivatives	76,288	—	2,844
Cash paid in connection with derivatives	(303,826)	(7,808)	(2,608)
Policy loans on insurance contracts, net	42,350	40,165	35,036
Net settlement on futures contracts	8,052	(30,225)	(18,571)
Other	153	115	(218)

Net cash and cash equivalents used in investing activities	$(30,486)	$(55,053)	$(6,670)

See Notes to Financial Statements

7

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

STATEMENTS OF CASH FLOWS - Continued

	For the Years Ended December 31,
(dollars in thousands)	2013	2012	2011
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$26,595	$28,821	$27,592
Policyholder withdrawals	(175,979)	(190,048)	(196,520)

Net cash and cash equivalents used in financing activities	(149,384)	(161,227)	(168,928)

Net increase (decrease) in cash and cash equivalents (1)	(1,659)	(34,616)	16,480
Cash and cash equivalents, beginning of year	303,396	338,012	321,532

Cash and cash equivalents, end of year	$301,737	$303,396	$338,012

(1)	Included in net increase (decrease) in cash and cash equivalents is interest received (2013 - $29; 2012 - $0; 2011 - $94); interest paid (2013 - $4; 2012 - $7; 2011 - $18); income taxes paid (2013 - $136; 2012 - $10,140; 2011 - $505); and income taxes received (2013 - $8,491; 2012 - $478; 2011 - $0)

See Notes to Financial Statement

8

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF AEGON USA, LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in Thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

Transamerica Advisors Life Insurance Company (“TALIC” or the “Company”) is a wholly owned subsidiary of AEGON USA, LLC (“AUSA”). AUSA is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.

The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. Currently, the Company is not issuing new life insurance, variable annuity and market value adjusted annuity products. In 2012, the Company began selling a fixed contingent annuity (also sometimes referred to as a contingent deferred annuity (“CDA”)) that includes a stand-alone living benefit (“SALB”). A SALB is essentially a guaranteed lifetime withdrawal benefit which exists independently and is applied to mutual funds and exchange traded funds.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the Company’s financial statements are summarized below.

Certain reclassifications and format changes have been made to prior period financial statements, where appropriate, to conform to the current period presentation. In the Statements of Income, derivatives activity has been reclassified from net realized investment gains (losses) and net investment income to a new line item called net derivative losses. This was done to present derivatives activity separate from other investment related results. In the Balance Sheets, a liability balance representing outstanding checks has been moved from the cash and cash equivalents line to a new line item called checks not yet presented for payment. These reclassifications have no effect on net income or stockholder’s equity of the prior period.

Accounting Estimates and Assumptions

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) which are reported at estimated fair value. In addition, the Company held fixed maturity securities which contain a conversion to equity feature, which is considered an embedded derivative. These fixed maturity securities have been classified as trading and are reported at estimated fair value. During 2012, the last of these securities converted so the Company no longer holds any of these securities as of December 31, 2013 and 2012. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event

9

that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. If broker quotes are not available, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities. Additionally, the Company performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation is less than 1% of the fair value.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification.

Changes in the fair value of fixed maturity and equity securities deemed AFS are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary. Changes in fair value of fixed maturity securities deemed trading are reported as a component of net investment income.

Other-than-temporary impairments (“OTTI”)

The Company regularly reviews each investment in its fixed maturity and equity AFS securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and information obtained from external sources (i.e., company announcements, ratings agency announcements, or news wire services). For fixed maturity AFS securities, the Company also considers whether it is more likely than not that it will not be required to sell the debt security before its anticipated recovery. The factors that may give rise to a potential OTTI include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

10

For equity securities, once management determines a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either a) has the intent to sell the debt security or b) more likely than not will be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For AFS fixed maturity securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of AFS fixed maturity securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Limited partnerships

At December 31, 2013 and 2012 the Company had an investment in one limited partnership that was not publicly traded. This partnership is carried at estimated fair value which is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances and general reserves. The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred.

Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated collateral value. Changing economic conditions impact the Company’s valuation of mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have deteriorating credits or have experienced debt coverage reduction. Where warranted, the Company has established or increased loss reserves based upon this analysis. The Company does not accrue interest on loans ninety days past due. The Company also establishes a general reserve which is calculated by applying a percentage, based on risk rating and maturity, to the outstanding loan balance.

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Derivatives and Hedge Accounting

Derivatives are used by the Company to manage risk associated with interest rate or equity market risk or volatility. Freestanding derivatives are carried in the Balance Sheets at fair value. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivatives are reported in net derivative gains (losses) in the Statements of Income.

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To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. For hedge accounting purposes, a distinction is made between fair value hedges, cash flow hedges and hedges of a net investment in a foreign operation. Currently, the Company only has cash flow hedges.

A cash flow hedge is the hedge of the exposure to variability of cash flows to be received or paid related to a recognized asset or liability. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into the Statements of Income when the Company’s earnings are affected by the variability of the hedged item. Any hedge ineffectiveness is recognized as a component of net derivative gains (losses) in the Statements of Income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Checks Not Yet Presented for Payment

The Company’s checks not yet presented for payment consists of checks written that have not yet cleared the Company’s bank accounts. The majority of the Company’s bank accounts are zero balance accounts that are funded at the time items clear against the account; therefore, the outstanding checks represent immediately payable liabilities. Because the recipients of these checks have generally not yet received payment, the Company classifies the outstanding checks as a liability. Checks not yet presented for payment are classified in the cash flows from operating activities section of the Company’s Statement of Cash Flows.

Securities Lending

Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The lent securities are included in fixed maturity AFS securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities.

Reverse Repurchase Agreements

The Company enters into dollar roll repurchase agreement transactions whereby the Company takes delivery of mortgage-backed securities (“MBS”) pools and sells them to a counterparty along with an agreement to repurchase substantially the same pools at some point in the future, typically one month forward. These transactions are accounted for as collateralized borrowings and the repurchase agreement liability is included in the Balance Sheets in payables for collateral under securities loaned and reverse repurchase agreements.

Value of Business Acquired (“VOBA”), Deferred Policy Acquisition Costs (“DAC”) and Deferred Sales Inducements (“DSI”)

VOBA

VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. Revisions in estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. See Note 4 to the financial statements for further discussion.

DAC

The costs of acquiring business, principally commissions, certain expenses related to policy issuance, and certain variable sales expenses that relate to and vary with the production of new and renewal business are deferred and amortized based on the estimated future gross profits for a group of contracts. DAC are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

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DAC for variable annuities is amortized with interest over the anticipated lives of the insurance contracts in relation to the present values of estimated future gross profits from asset-based fees, guaranteed benefit rider fees, contract fees, and surrender charges, less a provision for guaranteed death and living benefit expenses, policy maintenance expenses, and non-capitalized commissions.

Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

At December 31, 2013 and 2012, variable annuities accounted for the Company’s entire DAC asset. See Note 4 to the Financial Statements for further discussion.

DSI

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the DSI asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Income. At December 31, 2013 and 2012, variable annuities accounted for the Company’s entire DSI asset. See Note 4 to the Financial Statements for further discussion.

Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is to be performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. The Company performed annual tests of goodwill at December 31, 2013, 2012, and 2011 and determined there was no impairment of goodwill.

Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.

13

Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2013	2012
Interest-sensitive life products	4.00%	4.00% - 4.85%
Interest-sensitive deferred annuities	0.25% - 4.90%	0.25% - 4.90%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities were in the range of 0.01% to 7.44% during 2013 and 2012. See Note 5 to the Financial Statements for further discussion.

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Revenues for CDAs consist of fees assessed based on a percentage of the participants covered asset pool, which are assets that are not internally managed by the Company. Fees on CDAs are recognized as they are assessed or earned.

Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Income Taxes

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

14

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

Recent Accounting Guidance

Current Adoption of Recent Accounting Guidance

Accounting Standards Codification (“ASC”) 210, Balance Sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Disclosures about Offsetting Assets and Liabilities, which enhances disclosures about financial instruments and derivative instruments that are either offset on the statement of financial position or subject to an enforceable master netting arrangement or similar agreement. Entities are required to provide both net and gross information for these assets and liabilities in order to enhance comparability between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The guidance is effective for annual reporting periods, and interim periods within those years, beginning on or after January 1, 2013. The disclosures required by this guidance should be applied retrospectively for all comparative periods presented. The Company adopted the guidance on January 1, 2013, which affects disclosures but did not impact the Company’s results of operations or financial position.

ASC 220, Comprehensive Income

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02), which requires an entity to provide information about significant items reclassified out of accumulated other comprehensive income (“AOCI”) by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The guidance is effective prospectively for annual reporting periods, and interim periods within those years, beginning after December 15, 2012. The Company adopted the guidance on January 1, 2013, which affects disclosures but did not impact the Company’s results of operations or financial position.

ASC 740, Income Taxes

In July 2013, the FASB issued ASU 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (ASU 2013-11). The guidance requires that the liability related to certain unrecognized tax benefits should be offset against a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. The guidance is effective prospectively for annual reporting periods, and interim periods within those years, beginning after December 15, 2013, with early application permitted. The Company early adopted the guidance in the third quarter of 2013, which affects disclosures but did not impact the Company’s results of operations or financial position. See Note 6 to the Financial Statements for further discussion.

15

Accounting Guidance Adopted in 2012

ASC 944, Financial Services—Insurance

In October 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees’ compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The only acquisition costs being capitalized are renewal commissions; therefore there was no change to the current practice of deferring costs. As a result, the adoption did not impact the Company’s results of operations or financial position.

ASC 860, Transfers and Servicing

In April 2011, the FASB issued ASU 2011-03, Reconsideration of Effective Control for Repurchase Agreements, which modifies the criteria for determining whether a repurchase transaction should be accounted for as a secured borrowing or as a sale. The amendments in this ASU remove from the assessment of effective control 1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and 2) the collateral maintenance implementation guidance related to that criterion. The guidance is effective for the first interim or annual period beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption did not impact the Company’s results of operations or financial position.

ASC 820, Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Some of the amendments represent clarifications of existing requirements. Other amendments change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

ASC 220, Comprehensive Income

•	In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of other comprehensive income (“OCI”).

Regardless of format, an entity is required to present items that are reclassified from OCI to net income in both net income and OCI. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company’s results of operations or financial position.

•	In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This guidance defers the portion of ASU 2011-05 that requires an entity to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where OCI is presented, by component of OCI. The deferral is effective at the same time as ASU 2011-05, for fiscal years, and interim periods within those years, beginning after December 15, 2011.

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ASC 350, Intangibles—Goodwill and Other

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which gives entities the option of performing a qualitative assessment to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing qualitative factors, a company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company does not need to perform further testing. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company would have to perform the two step goodwill impairment test. The option is unconditional so it may be skipped in any reporting period and an entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption did not impact the Company’s results of operations or financial position.

Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company recognizes transfers between levels at the beginning of the quarter.

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The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity available-for-sale (“AFS”) securities (a)
Corporate securities	$—	$1,155,637	$1,596	$1,157,233
Asset-backed securities	—	110,067	4,832	114,899
Commercial mortgage-backed securities	—	110,146	—	110,146
Residential mortgage-backed securities	—	51,634	—	51,634
Municipals	—	773	—	773
Government and government agencies
United States	273,781	—	—	273,781
Foreign	3,635	6,204	—	9,839

Total fixed maturity AFS securities (a)	277,416	1,434,461	6,428	1,718,305
Equity securities (a)
Banking securities	—	28,386	—	28,386
Industrial securities	151	6,066	—	6,217

Total equity securities (a)	151	34,452	—	34,603
Cash equivalents (b)	—	299,784	—	299,784
Derivative assets (f)	—	858	—	858
Limited partnerships (c)	—	—	5,044	5,044
Separate Accounts assets (d)	7,342,243	—	—	7,342,243

Total assets	$7,619,810	$1,769,555	$11,472	$9,400,837

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(22,528)	$(22,528)
Derivative liabilities (f)	—	50,930	—	50,930

Total liabilities	$—	$50,930	$(22,528)	$28,402

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	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$1,284,009	$—	$1,284,009
Asset-backed securities	—	104,664	—	104,664
Commercial mortgage-backed securities	—	109,050	—	109,050
Residential mortgage-backed securities	—	97,144	91	97,235
Municipals	—	1,104	—	1,104
Government and government agencies
United States	357,366	—	—	357,366
Foreign	3,802	7,222	—	11,024

Total fixed maturity AFS securities (a)	361,168	1,603,193	91	1,964,452
Equity securities (a)
Banking securities	—	34,234	—	34,234
Other financial services securities	—	491	—	491
Industrial securities	233	6,253	—	6,486

Total equity securities (a)	233	40,978	—	41,211
Cash equivalents (b)	—	299,716	—	299,716
Limited partnerships (c)	—	—	6,548	6,548
Separate Accounts assets (d)	6,968,855	—	—	6,968,855

Total assets	$7,330,256	$1,943,887	$6,639	$9,280,782

Liabilities
Future policy benefits (embedded derivatives only) (e)	$—	$—	$(17,397)	$(17,397)
Derivative liabilities (f)	—	11,711	—	11,711

Total liabilities	$—	$11,711	$(17,397)	$(5,686)

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities primarily include highly liquid U.S. Treasury and U.S. government agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes and internal models. These internal models primarily use projected cash flows discounted using relevant risk spreads and market interest rate curves. At December 31, 2013 and 2012, less than 0.5% of fixed maturity AFS securities were valued using internal models.
(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the abovementioned table.
(c)	The Company has an investment in a limited partnership for which the fair value was derived from management’s review of the underlying financial statements that were prepared on a GAAP basis.
(d)	Separate Accounts assets are carried at the net asset value provided by the fund managers.
(e)	The Company issued contracts containing guaranteed minimum withdrawal benefit riders (“GMWB”) and obtained reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”). GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host contract. In addition, the Company issues SALB contracts which are required to be reported at fair value. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

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(f)	Derivatives assets and liabilities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Derivatives are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the identical asset or prices for similar assets. Derivatives are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 2 derivatives include inflation swaps, variance swaps, total return swaps and equity collars for which the Company utilized readily accessible quoted index levels and broker quotes. The fair value for inflation swaps is calculated as the difference between the consumer price index (or related readily accessible quoted inflation index level) at the reporting date from the last reset date, multiplied by the notional value of the swap. The fair value for the variance swaps is calculated as the difference between the estimated volatility of the underlying Standard and Poor’s 500 Composite Stock Price Index (“S&P”) at maturity to the actual volatility of the underlying S&P index at initiation (i.e., strike) multiplied by the notional value of the swap. Total return swaps are valued based on the change in the underlying equity index as of the last reset date. Fair value for the equity collar’s put and call options is calculated using the Black-Scholes model using market observable inputs for the underlying market price and volatility surface.

During 2013 and 2012, there were no transfers between level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
	Limited Partnership	Fixed Maturity AFS Securities	Limited Partnership	Fixed Maturity AFS Securities
Balance at beginning of period (a)	$6,548	$91	$8,119	$10,814
Change in unrealized gains (losses) (b)	—	(404)	—	608
Purchases	—	16,817	—	—
Sales	(1,351)	(101)	(1,455)	(7,088)
Transfers into Level 3	—	3,677	—	—
Transfers out of Level 3	—	(13,668)	—	(4,814)
Changes in valuation (c)	(153)	16	(116)	300
Net realized investment gains (d)	—	—	—	271

Balance at end of period (a)	$5,044	$6,428	$6,548	$91

(a)	Recorded as a component of limited partnerships and fixed maturity AFS securities in the Balance Sheets.
(b)	Recorded as a component of other comprehensive income (loss).
(c)	Recorded as a component of net investment income in the Statements of Income.
(d)	Recorded as a component of net realized investment gains (losses) for fixed maturity and net investment income for limited partnerships in the Statements of Income.

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2 measurements. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The increase in Level 3 fixed maturity AFS securities at December 31, 2013 was driven by the purchase of five securities at Level 3 within the period. The increase was partially offset by two securities transferring from Level 3 to Level 2 due to the availability of market observable data from an external source. The decrease in Level 3 fixed maturity AFS securities at December 31, 2012 was due to sales and a bond that transferred out of Level 3 due to the availability of market observable data from an external pricing source.

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The Company’s Level 3 liabilities (assets) consist of provisions for GMWB, SALB and GMIB reinsurance. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions. For GMWB and SALB, an increase (decrease) in credit spread in isolation would result in a lower (higher) fair value measurement and increases (decreases) in volatility in isolation would result in a higher (lower) fair value measurement. Changes in the Company’s credit spread and volatility assumption have an inverse reaction for GMIB reinsurance, due to this reserve being an asset.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread, which is the most significant unobservable input, is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors). The credit spread was 45 basis points (“bps”) and 80 bps at December 31, 2013 and 2012, respectively.

For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P (expressed as a spot rate) was 23.9% and 24.4% at December 31, 2013 and 2012, respectively. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2013 and 2012:

	December 31, 2013		December 31, 2012
	GMWB	GMWB Reinsurance	GMIB	GMIB Reinsurance
Balance at beginning of period (b)	$74,022	$(91,419)	$108,637	$(94,517)
Changes in interest rates (a)	(35,661)	26,663	2,560	(7,176)
Changes in equity markets (a)	(15,488)	25,483	(24,762)	9,746
Other (a)	(4,697)	(1,472)	(12,413)	528

Balance at end of period (b)	$18,176	$(40,745)	$74,022	$(91,419)

(a)	Recorded as a component of policy benefits in the Statements of Income.
(b)	Recorded as a component of future policy benefits in the Balance Sheets.

During 2013, the change in GMWB and GMIB reinsurance reserves was primarily driven by increased interest rates, updated policyholder behavior assumptions and better than expected equity market performance. During 2012, the change in GMWB and GMIB reinsurance reserves was primarily driven by updated policyholder behavior assumptions, decrease in risk neutral rates, change in volatility and favorable equity market performance.

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The following table provides a summary of the quantitative inputs and assumptions of the Company’s Level 3 assets and liabilities at December 31, 2013 and 2012:

Description	December 31, 2013 Estimated Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Assets
Fixed maturity securities
Corporate securities	$1,596
Asset-backed securities	4,832

Total fixed maturity securities	6,428	Broker	Not applicable	Not applicable
Limited partnership	5,044	Not applicable (1)	Not applicable (1)	Not applicable (1)

Total assets	$11,472

Liabilities
Future policy benefits (embedded derivatives) - GMWB	$18,176	Discounted cash flow	Own credit risk	45 bps
			Long-term volatility	25%
Future policy benefits (embedded derivatives) - GMIB Reinsurance	(40,745)	Discounted cash flow	Own credit risk	45 bps
			Long-term volatility	25%
Future policy benefits - SALB	41	See comment below (2)	See comment below (2)	See comment below (2)

Total liabilities	$(22,528)

Description	December 31, 2012 Estimated Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Assets
Fixed maturity securities
Residential mortgage-backed securities	$91

Total fixed maturity securities	91	Discounted cash flows	Constant prepayment rate	1%
			Probability of default	12%
			Loss severity	65%
Limited partnership	6,548	Not applicable (1)	Not applicable (1)	Not applicable (1)

Total assets	$6,639

Liabilities
Future policy benefits (embedded derivatives) - GMWB	$74,022	Discounted cash flow	Own credit risk	80 bps
			Long-term volatility	25%
Future policy benefits (embedded derivatives) - GMIB Reinsurance	(91,419)	Discounted cash flow	Own credit risk	80 bps
			Long-term volatility	25%

Total liabilities	$(17,397)

(1)	The Company has an investment in a limited partnership for which the fair value is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. Management did not make any adjustments to the valuation from the underlying financial statements. As a result, inputs are not developed by management to determine the fair value measurement for this investment.
(2)	The SALB is a relatively new product with fewer than 100 policies. Due to the small size of this block the liability was determined based on fees earned.

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The following table provides the estimated fair value of the Company’s assets not carried at fair value on the Balance Sheets at December 31, 2013 and 2012:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans on real estate (a)	$—	$—	$51,508	$51,508
Policy loans (b)	—	710,087	—	710,087

Total assets	$—	$710,087	$51,508	$761,595

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans on real estate (a)	$—	$—	$59,548	$59,548
Policy loans (b)	—	752,437	—	752,437

Total assets	$—	$752,437	$59,548	$811,985

(a)	The fair value of mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or remaining maturities.
(b)	Policy loans are stated at unpaid principal balance. Fair value is estimated as equal to the book value of the loan.

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Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost and estimated fair value of investments in fixed maturity and equity AFS securities at December 31, 2013 and 2012 were:

	December 31, 2013
		Gross Unrealized		Estimated Fair Value
	Amortized Cost/Cost	Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$1,083,348	$82,645	$(8,760)	$1,157,233
Asset-backed securities	112,018	3,862	(981)	114,899
Commercial mortgage-backed securities	106,041	6,136	(2,031)	110,146
Residential mortgage-backed securities	47,862	3,773	(1)	51,634
Municipals	919	—	(146)	773
Government and government agencies
United States	271,261	10,585	(8,065)	273,781
Foreign	8,756	1,083	—	9,839

Total fixed maturity AFS securities	$1,630,205	$108,084	$(19,984)	$1,718,305

Equity securities
Banking securities	$28,136	$1,070	$(820)	$28,386
Industrial securities	5,926	291	—	6,217

Total equity securities	$34,062	$1,361	$(820)	$34,603

	December 31, 2012
		Gross Unrealized		Estimated Fair Value
	Amortized Cost/Cost	Gains	Losses/ OTTI (1)
Fixed maturity AFS securities
Corporate securities	$1,145,614	$139,290	$(894)	$1,284,010
Asset-backed securities	102,492	3,583	(1,412)	104,663
Commercial mortgage-backed securities	97,266	11,784	—	109,050
Residential mortgage-backed securities	92,292	5,178	(234)	97,236
Municipals	1,076	28	—	1,104
Government and government agencies
United States	306,430	50,935	—	357,365
Foreign	8,837	2,187	—	11,024

Total fixed maturity AFS securities	$1,754,007	$212,985	$(2,540)	$1,964,452

Equity securities
Banking securities	$32,820	$2,686	$(1,273)	$34,233
Other financial services securities	150	341	—	491
Industrial securities	6,026	463	(2)	6,487

Total equity securities	$38,996	$3,490	$(1,275)	$41,211

(1)	Subsequent unrealized gains (losses) on other-than-temporary impairments (“OTTI”) securities are included in OCI-OTTI.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

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The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2013 and 2012 were:

	December 31, 2013		December 31, 2012
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Investment grade	$1,571,119	$1,654,010	$1,680,467	$1,886,198
Below investment grade	59,086	64,295	73,540	78,254

Total fixed maturity AFS securities	$1,630,205	$1,718,305	$1,754,007	$1,964,452

At December 31, 2013 and 2012 the estimated fair value of fixed maturity securities rated BBB- were $117,465 and $96,136, respectively, which is the lowest investment grade rating given by S&P. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2013 and 2012 by contractual maturities were:

	December 31, 2013		December 31, 2012
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Fixed maturity AFS securities
Due in one year or less	$11,751	$11,992	$81,476	$82,721
Due after one year through five years	344,357	369,929	258,569	278,158
Due after five years through ten years	586,004	628,131	852,450	955,898
Due after ten years	422,172	431,574	269,462	336,726

	1,364,284	1,441,626	1,461,957	1,653,503
Mortgage-backed securities and other asset-backed securities	265,921	276,679	292,050	310,949

Total fixed maturity AFS securities	$1,630,205	$1,718,305	$1,754,007	$1,964,452

In the preceding table fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company did not hold any trading securities during the year ended 2013. During 2012 and 2011, there was $101 and $612, respectively, of investment income on fixed maturity trading securities recorded in net investment income in the Statements of Income. During 2012 and 2011 there was $1,069 and $394, respectively, of income recognized from the change in the fair value on fixed maturity trading securities recorded in net investment income in the Statements of Income. The Company recognized losses of ($960) and ($98) during 2012 and 2011, respectively, on the conversion of fixed maturity trading securities to preferred stock.

The Company had investment securities with an estimated fair value of $21,007 and $22,121 that were deposited with insurance regulatory authorities at December 31, 2013 and 2012, respectively.

Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

25

The estimated fair value and gross unrealized losses and OTTI of fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$87,670	$91,425	$(3,755)
Asset-backed securities	63,709	64,265	(556)
Commercial mortgage-backed securities	1,478	1,526	(48)
Residential mortgage-backed securities	9	9	—
Municipals	773	919	(146)
Government and government agencies - United States	168,312	176,377	(8,065)
Equity securities - banking securities	9,476	10,296	(820)

Total fixed maturity and equity securities	331,427	344,817	(13,390)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	46,542	50,577	(4,035)
Asset-backed securities	3,164	3,207	(43)
Commercial mortgage-backed securities	21,230	23,213	(1,983)
Residential mortgage-backed securities	7	7	—

Total fixed maturity and equity securities	70,943	77,004	(6,061)

Greater than one year
Fixed maturity AFS securities
Corporate securities	17,768	18,738	(970)
Asset-backed securities	7,018	7,400	(382)
Residential mortgage-backed securities	80	81	(1)

Total fixed maturity and equity securities	24,866	26,219	(1,353)

Total fixed maturity and equity securities	$427,236	$448,040	$(20,804)

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	December 31, 2012
	Estimated Fair Value	Amortized Cost/Cost	Gross Unrealized Losses and OTTI (1)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$16,567	$16,942	$(375)
Asset-backed securities	12,187	12,222	(35)
Commercial mortgage-backed securities	11	11	—
Residential mortgage-backed securities	9	10	(1)
Equity securities - industrial	233	235	(2)

Total fixed maturity and equity securities	29,007	29,420	(413)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	7,780	8,070	(290)
Residential mortgage-backed securities	25	26	(1)

Total fixed maturity and equity securities	7,805	8,096	(291)

Greater than one year
Fixed maturity AFS securities
Corporate securities	10,795	11,024	(229)
Asset-backed securities	18,690	20,067	(1,377)
Residential mortgage-backed securities	10,638	10,870	(232)
Equity securities - banking	5,358	6,631	(1,273)

Total fixed maturity and equity securities	45,481	48,592	(3,111)

Total fixed maturity and equity securities	$82,293	$86,108	$(3,815)

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 113 and 52 at December 31, 2013 and 2012, respectively.

The estimated fair value, gross unrealized losses, OTTI and number of securities where the fair value had declined below amortized cost by greater than 20% at December 31, 2013 and 2012 were as follows:

	December 31, 2013
	Estimated Fair Value	Gross Unrealized Losses/ OTTI (1)	Number of Securities
Decline > 20%
Greater than six months but less than or equal to one year	$1,695	$(461)	1

Total	$1,695	$(461)	1

	December 31, 2012
	Estimated Fair Value	Gross Unrealized Losses/ OTTI (1)	Number of Securities
Decline > 20%
Greater than one year	$3,655	$(1,180)	1

Total	$3,655	$(1,180)	1

(1)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

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Unrealized gains (losses) incurred during the years ended December 31, 2013 and 2012 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. As the remaining unrealized losses in the portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired.

The components of net unrealized gains (losses) and OTTI included in accumulated other comprehensive income (loss), net of taxes, at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Assets
Fixed maturity securities	$88,100	$210,445
Equity securities	541	2,215
Cash flow hedges	1,813	—
Value of business acquired	(29,418)	(49,810)

	61,036	162,850

Liabilities
Policyholder account balances	—	(12,912)
Income taxes - deferred	(21,333)	(53,228)

	(21,333)	(66,140)

Stockholder’s equity
Accumulated other comprehensive income, net of taxes	$39,703	$96,710

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity. There were no prepayment premiums for the years ended December 31, 2013 and 2012. There was $75 of prepayment premiums collected for the year ended December 31, 2011. Prepayment premiums are included in net realized investment gains (losses), excluding OTTI on securities in the Statements of Income.

The fair value for mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. The estimated fair value of the mortgages on commercial real estate at December 31, 2013 and 2012 was $51,508 and $59,548, respectively.

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Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established when a loan is impaired for the excess carrying value of the loan over its estimated collateral value. In addition to the valuation allowance for specific loans, a general reserve is estimated based on a percent of the outstanding loan balance. The general reserve at December 31, 2013 and 2012 was $27 and $25, respectively. The change in the reserve is reflected in net realized investment gains (losses), excluding OTTI on securities in the Statements of Income. There were no impaired mortgage loans at December 31, 2013 or 2012. The change in the credit loss allowances on mortgage loans by type of property for the years ended December 31 was as follows:

	December 31,
Commercial	2013	2012
Balance at beginning of period	$25	$28
Provision	2	(3)

Balance at end of period	$27	$25

The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, New Hampshire, Virginia, California, and Ohio which account for approximately 80% of mortgage loans at December 31, 2013.

The credit quality of mortgage loans by type of property for the years ended December 31 was as follows:

	December 31,
Commercial	2013	2012
AAA - AA	$16,758	$20,821
A	20,053	31,823
BBB	9,648	—

Total mortgage loans on real estate	46,459	52,644
Less: general reserve	(27)	(25)

Total mortgage loans on real estate, net	$46,432	$52,619

The credit quality for the commercial mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the risk rating process is updated at least annually. While mortgage loans with a lower rating carry a higher risk of loss, adequate reserves for loan losses have been established to cover those risks.

Policy Loans

Policy loans on insurance contracts are stated at unpaid principal balances. The Company estimates the fair value of policy loans as equal to the book value of the loans. The estimated fair value of the policy loans at December 31, 2013 and 2012 was $710,087 and $752,437, respectively. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

Securities Lending

The Company loans securities under securities lending agreements. At December 31, 2013 and 2012, the payable for collateral under securities loaned was $260,506 and $216,294, respectively. The amortized cost of securities out on loan at December 31, 2013 and 2012 was $251,183 and $187,240, respectively. The estimated fair value of securities out on loan at December 31, 2013 and 2012 was $247,221 and $206,241, respectively.

Reverse Repurchase Agreements

The Company enters into dollar roll repurchase agreement transactions whereby the Company takes delivery of mortgage-backed securities (“MBS”) pools and sells them to a counterparty along with an agreement to repurchase substantially the same pools at some point in the future, typically one month forward. These transactions are accounted for as collateralized borrowings, and the repurchase agreement liability is included in the Balance Sheet in payables for collateral under securities loaned and reverse repurchase

29

agreements. At December 31, 2013 there were no reverse repurchase agreements. At December 31, 2012, the payable for reverse repurchase agreements was $26,355. At December 31, 2012, the estimated fair value and amortized cost of the securities that were pledged to the counterparty to support the initial dollar roll was $26,222 and $25,986, respectively.

Derivatives and Hedge Accounting

The Company uses several types of derivatives to manage the capital market risk associated with the GMWB.

S&P futures contracts are used to hedge the equity risk associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. Net settlements on the futures occur daily. The realized gains (losses) on settlement of these futures have been recorded in net derivative losses in the Statements of Income.

The Company uses variance swaps to hedge equity risk. During 2013, the Company also entered into total return swaps which are based on the S&P. The Company recognizes gains (losses) from the change in fair value of the variance swaps and total return swaps in net derivative losses in the Statements of Income.

The Company also uses equity collars to hedge equity risk. These derivatives were purchased in the fourth quarter of 2012 as part of a hedging program which, with a zero cost at issue, hedges a portion of equity market decline by selling a portion of market upside above the Company’s long-term expected return. The Company recognizes gains (losses) from the change in fair value of the equity collars in net derivative losses in the Statements of Income. The equity collars were disposed of during the fourth quarter of 2013 due to changing market conditions and business needs.

During the third quarter 2013, the Company entered into cash flow hedging transactions on Treasury Inflation Protected Securities (“TIPS”) utilizing interest rate swaps to lengthen portfolio duration and to hedge the variability of cash flows due to changes in inflation.

The following table presents the notional and fair value for hedging instruments as of December 31, 2013 and 2012:

	Notional		Fair Value
	December 31,		December 31,
Derivative Type	2013	2012	2013	2012
Non-qualifying hedging
Short futures	$55,877	$145,702	$—	$—
Variance swaps	1,000	800	(5,579)	(1,910)
Total return swaps	686,679	—	(46,249)	—
Equity collar	—	1,525,000	—	(9,801)

Total non-qualifying hedge	743,556	1,671,502	(51,828)	(11,711)

Cash flow hedge
Interest rate swaps	49,884	—	1,756	—

Total cash flow hedge	49,884	—	1,756	—

Derivative Total	$793,440	$1,671,502	$(50,072)	$(11,711)

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The following table presents the net derivative gains (losses) recognized in the Statements of Income:

	Net Derivative Gains (Losses) Recognized In Income
	December 31,
Derivative Type	2013	2012	2011
Short futures	$(33,021)	$(30,225)	$(18,571)
Long futures	41,073	—	—
Variance swaps	(6,964)	(8,376)	(752)
Total return swaps	26,941	—	—
Interest rate swaps	(84)	—	—
Equity collar	(287,845)	(9,801)	—

Total	$(259,900)	$(48,402)	$(19,323)

The following tables present the components of the gain or loss on derivatives that qualify as cash flow hedges:

	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	December 31,			December 31,
	2013	2012	2011	2013	2012	2011
Interest rate swaps	$1,813	$—	$—	$(84)	$—	$—

Total	$1,813	$—	$—	$(84)	$—	$—

		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		December 31,
	Location	2013	2012	2011
Interest rate swaps	Net investment income	$(57)	$—	$—

Total		$(57)	$—	$—

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

As of December 31, 2013, the before-tax deferred net losses on derivatives recorded in AOCI that are expected to be reclassified to the Statements of Income during the next twelve months are ($137). This expectation is based on the anticipated interest payments on the hedged investments in TIPS that will occur over the next twelve months, at which time the Company will recognize the deferred gains (losses) as an adjustment to interest income over the term of the investment cash flows.

The Company receives or pledges collateral related to these derivative transactions. The credit support agreement contains a fair value threshold of $1,000 over which collateral needs to be pledged by the Company or its counterparty. At December 31, 2013 and 2012, the Company has pledged securities in the amount of $31,213 and $4,949, respectively, to counterparties. The Company did not receive cash collateral from counterparties at December 31, 2013 and 2012.

In addition, in order to trade futures, the Company is required to post collateral to an exchange (sometimes referred to as margin). The fair value of collateral posted in relation to the futures margin was $8,452 and $9,921 as of December 31, 2013 and 2012, respectively.

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Offsetting of Financial Instruments

The Company has derivative instruments that are subject to master netting agreements. These agreements include provisions to setoff positions with the same counterparties in the event of default by one of the parties. The following tables present the offsetting of derivative assets for the periods ended December 31, 2013 and 2012:

	December 31, 2013
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$1,756	$898	$858	$451	$—	$407

Total	$1,756	$898	$858	$451	$—	$407

	December 31, 2012
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$68,361	$68,361	$—	$—	$—	$—

Total	$68,361	$68,361	$—	$—	$—	$—

The following tables present the offsetting of derivative liabilities for the periods ended December 31, 2013 and 2012:

	December 31, 2013
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments	Collateral Pledged	Net Amount
Derivatives	$51,828	$898	$50,930	$—	$29,235	$21,695

Total	$51,828	$898	$50,930	$—	$29,235	$21,695

	December 31, 2012
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments	Collateral Pledged	Net Amount
Derivatives	$80,072	$68,361	$11,711	$—	$2,867	$8,844

Total	$80,072	$68,361	$11,711	$—	$2,867	$8,844

There were no other financial assets or financial liabilities as of December 31, 2013 and 2012 that were subject to offsetting.

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Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

	2013	2012	2011
Fixed maturity AFS securities	$80,560	$81,650	$80,146
Fixed maturity trading securities	—	209	908
Equity securities	2,083	2,070	1,606
Limited partnerships	(153)	(116)	1,357
Mortgage loans on real estate	3,275	3,527	3,712
Policy loans	38,334	40,833	42,384
Cash and cash equivalents	619	934	856
Interest rate swaps	1,573	—	—
Other	366	420	377

Gross investment income	126,657	129,527	131,346
Less: investment expenses	(5,524)	(4,244)	(3,075)

Net investment income	$121,133	$125,283	$128,271

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the years ended December 31 were as follows:

	2013	2012	2011
Proceeds	$756,322	$267,437	$178,888
Gross realized investment gains	9,598	8,021	9,000
Gross realized investment losses	(13,787)	(253)	(231)

Proceeds on AFS securities sold at a realized loss	296,028	6,647	5,447

Net realized investment gains (losses) for the years ended December 31 were as follows:

	2013	2012	2011
Fixed maturity AFS securities	$(5,103)	$7,378	$7,564
Equity securities	171	30	29
Limited partnerships	—	—	(58)
Mortgage loans on real estate	(2)	2	243
Adjustment related to VOBA	439	(561)	(1,106)

Net realized investment gains (losses)	$(4,495)	$6,849	$6,672

In 2013, 2012 and 2011 there were no impaired limited partnerships.

There were no impaired mortgage loans in 2013, 2012 and 2011. A valuation allowance is established when the excess carrying value of the mortgage loan exceeds the estimated collateral value.

OTTI

If management determines that a decline in the value of an AFS equity security is other-than-temporary, the cost basis is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. For debt securities, the manner in which an OTTI is recorded depends on whether management intends to sell a security or it is more likely than not that it will be required to sell a security in an unrealized loss position before its anticipated recovery. If management intends to sell or more likely than not will be required to sell the debt security before recovery, the OTTI is recognized in earnings for the difference between amortized cost and fair value. If these criteria are not met, the OTTI is bifurcated into two pieces: a credit loss is recognized in earnings at an amount equal to the difference between the amortized cost of the debt security and the present value of the security’s anticipated cash flows, and a non credit loss is recognized in OCI for any difference between the fair value and the net present value of the debt security at the impairment measurement date.

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The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts for the years ended December 31:

	December 31,
	2013	2012
Balance at beginning of period	$1,420	$2,229
Additional credit loss impairments recognized in the current period on securities previouslyimpaired through other comprehensive income	436	294
Accretion of credit loss impairments previously recognized	(1,142)	(1,103)

Balance at end of period	$714	$1,420

The components of OTTI reflected in the Statements of Income for the years ended December 31 were as follows:

	2013	2012	2011
Gross OTTI losses on securities	$743	$360	$4,747
Net OTTI loss recognized in OCI	—	—	3,572

Net OTTI losses	743	360	1,175
VOBA	(35)	(35)	—

Net OTTI losses recognized in income	$708	$325	$1,175

During 2013, the Company had an intent to sell impaired corporate bond, two previously OCI impaired 2007 vintage RMBS and one 2006 vintage RMBS due to adverse changes in cash flows.

During 2012, the Company impaired its holding on a corporate non-convertible bond as part of a pre-packaged bankruptcy. The Company impaired its holding in a 2007 vintage subprime RMBS, a previously OCI impaired holding of a 2005 vintage RMBS, a 2007 vintage subprime RMBS, and a previously OCI impaired 2007 vintage subprime RMBS due to adverse change in cash flows.

During 2011, the Company impaired its holdings of 2007 vintage subprime RMBS due to adverse change in cash flows, a 2006 vintage subprime RMBS, a corporate bond due to adverse changes in cash flows and a corporate non-convertible security due to a pre-packaged bankruptcy.

Note 4. VOBA, DAC, and DSI

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, Separate Accounts performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. The long-term growth rate assumption for the amortization of VOBA, DAC and DSI was 8% at December 31, 2013 and 9% at December 31, 2012 and 2011.

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The change in the carrying amount of VOBA for the years ended December 31 was as follows:

	2013	2012
Balance at beginning of period	$271,351	$309,559
Amortization expense	(18,142)	(24,195)
Unlocking	12,662	4,295
Adjustment related to realized gains on investments and OTTI	439	(561)
Adjustment related to unrealized gains (losses) and OTTI on investments	20,392	(17,747)

Balance at end of period	$286,702	$271,351

During 2013, the increase in VOBA was primarily driven by an increase in adjustments related to unrealized gains (losses) and OTTI on investments resulting from increased unrealized losses during the year. The change in unlocking was driven by a decrease in fair value reserves and favorable equity market performance resulting in amortization and favorable unlocking.

The estimated future amortization of VOBA from 2014 to 2018 is as follows:

2014	$18,230
2015	28,304
2016	26,165
2017	25,114
2018	24,213

DAC and DSI

The change in the carrying amount of DAC and DSI for the years ended December 31 was as follows:

	DAC	DSI
Balance, January 1, 2012	$45,039	$10,355
Capitalization	423	23
Amortization	(2,638)	(920)
Unlocking	1,854	546

Balance, December 31, 2012	44,678	10,004
Capitalization	422	63
Amortization	(9,770)	(2,222)
Unlocking	(2,191)	(301)

Balance, December 31, 2013	$33,139	$7,544

The decrease in DAC and DSI in 2013 was primarily driven by positive gross profits resulting in increased amortization. The change in unlocking was due to a change in reserve calculation during 2013 when compared to 2012.

Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

Prior to 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a GMWB. Information regarding the general characteristics of each guaranteed benefit type is provided below:

•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

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•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

	GMDB	GMIB	GMWB
2013
Net amount at risk (a)	$797,777	$6,581	$90,843
Average attained age of contract owners	72	66	74
Weighted average period remaining until expected annuitization	n/a	1.7 yrs	n/a

2012
Net amount at risk (a)	$1,109,211	$9,899	$158,732
Average attained age of contract owners	68	65	73
Weighted average period remaining until expected annuitization	n/a	2.6 yrs	n/a

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the difference between the maximum amount payable under the guarantee and the contract owners’ account balance at the Balance Sheet date.

The Company records liabilities for contracts containing GMDB and GMIB as a component of future policy benefits in the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2012	$144,380	$78,674
Guaranteed benefits incurred	33,900	15,396
Guaranteed benefits paid	(29,382)	—
Unlocking	(3,985)	(32,248)

Balance, December 31, 2012	144,913	61,822
Guaranteed benefits incurred	33,192	14,334
Guaranteed benefits paid	(27,269)	(879)
Unlocking	(28,246)	(10,373)

Balance, December 31, 2013	$122,590	$64,904

The change in reserve was primarily driven by updated policyholder assumptions during 2013 and a decrease in the long-term equity growth rate assumption along with Separate Account returns exceeding expectations when compared to 2012.

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At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Equity	Bond	Balanced	Money Market	Total
2013
GMDB only	$1,666,065	$575,859	$524,531	$112,005	$2,878,460
GMDB and GMIB	1,054,382	304,140	355,145	25,576	1,739,243
GMDB and GMWB	384,365	117,558	173,729	1,683	677,335
GMWB only	155,446	47,263	67,787	1,925	272,421
GMIB only	95,742	25,850	46,877	1,950	170,419
No guaranteed benefit	18,100	5,083	14,744	741	38,668

Total	$3,374,100	$1,075,753	$1,182,813	$143,880	$5,776,546

2012
GMDB only	$1,407,025	$654,889	$507,416	$126,097	$2,695,427
GMDB and GMIB	968,539	318,493	383,368	31,286	1,701,686
GMDB and GMWB	359,497	98,019	197,787	1,867	657,170
GMWB only	141,326	38,556	76,676	1,628	258,186
GMIB only	84,446	21,553	50,567	2,584	159,150
No guaranteed benefit	14,437	4,588	14,422	310	33,757

Total	$2,975,270	$1,136,098	$1,230,236	$163,772	$5,505,376

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2013	2012
Balanced	$684,445	$645,487
Equity	587,129	485,744
Bond	168,667	194,422
Money Market	125,456	137,826

Total	$1,565,697	$1,463,479

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Note 6. Income Taxes

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31:

	2013	2012	2011
Provisions for income taxes computed at Federal statutory rate (35%)	$(48,463)	$36,210	$1,292
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(8,960)	(8,120)	(10,220)
Tax credits	(520)	(919)	(567)
Valuation allowance on federal deferred tax assets	174,661	(90,402)	(2,549)
Provision to return adjustment	(1,740)	910	(1,149)
State taxes	725	—	—
Unrecognized tax benefits	283	126	(1,777)
Tax goodwill amortization	—	(225)	—
Other	—	(476)	9

Income tax provision	$115,986	$(62,896)	$(14,961)

The effective tax rate was not meaningful for December 31, 2013, 2012, and 2011. Differences between the effective rate and the U.S. statutory rate of 35% principally were the result of Separate Accounts dividends-received deduction (“DRD”) and the valuation allowance on net operating loss carryforward.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes.

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2013	2012
Deferred tax assets
DAC	$44,497	$52,101
Net operating and capital loss carryforward	167,346	151,777
Intangible assets	45,501	49,239
Tax credits	12,308	12,181
Other	15,912	18,329
Liability for guaranty fund assessments	51	155

Total deferred tax assets	285,615	283,782
Valuation allowance	(179,654)	—

Net deferred tax assets	105,961	283,782

Deferred tax liabilities
VOBA	103,626	94,661
Policyholder account balance	4,218	44,126
Investment adjustments	40,781	101,018

Total deferred tax liabilities	148,625	239,805

Total net deferred tax asset (liability)	$(42,664)	$43,977

38

The provision for income tax expense (benefit) consists of the following for the years ended:

	2013	2012	2011
Current federal income tax expense (benefit)	$(61)	$782	$(1,151)
Current state income tax expense	158	—	—
Deferred federal income tax expense (benefit)	114,932	(63,678)	(13,810)
Deferred state income tax expense	957	—	—

Total income tax expense (benefit)	$115,986	$(62,896)	$(14,961)

The provision for income tax receivable (payable) consists of the following for the periods ending December 31, 2013 and 2012:

	December 31,
	2013	2012
Current federal income tax receivable	$508	$6,290
Current state income tax receivable	118	140
Deferred federal income tax receivable (payable)	(41,707)	43,977
Deferred state income tax payable	(957)	—

Net income tax receivable (payable)	$(42,038)	$50,407

At December 31, 2013, the Company had a tax valuation allowance for federal deferred tax assets of $179,654 (this includes losses that are anticipated to be used in the consolidated group to reflect the income statement impact of the losses that wouldn’t be used if filing separately). At December 31, 2013, management determined that deferred tax assets on the loss carryforwards and other assets are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment. There was no tax valuation allowance at December 31, 2012.

The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $2,931 (gross $8,374) and $2,648 (gross $7,566) that should not be recognized at December 31, 2013 and 2012, respectively, which primarily relate to uncertainty regarding the sustainability of certain deductions taken on the 2012, 2011, 2010, 2009 and 2008 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will not impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The components of the change in the unrecognized tax benefits were as follows:

	December 31,
	2013	2012
Balance at beginning of period	$2,648	$2,522
Additions for tax positions of prior years	283	126

Balance at end of period	$2,931	$2,648

At December 31, 2013 and 2012, the Company had an operating loss carryforward for federal income tax purposes of $459,738 (net of the ASC 740 reduction of $8,374) and $426,083 (net of the ASC 740 reduction of $7,566), respectively, with a carryforward period of fifteen years that expire at various dates up to 2028. At December 31, 2013, the Company had a capital loss carryforward of $4,127 for federal income tax purposes with a carryforward period of five years. At December 31, 2012, the Company did not have a capital loss carryforward for federal income tax purposes. At December 31, 2013 and 2012, the Company had a foreign tax credit carryforward of $8,092 and $7,907, respectively, with a carryforward period of ten years that will expire at various dates up to 2023. Also, the Company has an Alternative Minimum Tax credit carryforward for federal income tax purposes of $4,216 and $4,274 at December 31, 2013 and 2012, respectively, with an indefinite carryforward period.

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. These amounts are included in insurance expenses and taxes on the Statements of Income. The Company did not incur or recognize any penalties in its financial statements at December 31, 2013, 2012, and 2011. The Company recognized interest (income) expense of less than ($1), ($30), and $30 at December 31, 2013, 2012, and 2011 respectively.

39

Effective January 1, 2013 for federal income tax purposes, the Company joined in a consolidated income tax return filing with AUSA, and indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Separate Company income taxes relating to state income taxes, net operating losses and tax credits that are not settled under the tax sharing agreement are settled through capital contributions or return of capital to AUSA. There were no capital contributions or return of capital in 2013 or 2012. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company filed a separate federal income tax return for the years 2008 through 2012, but no examination by the Internal Revenue Service has commenced. A tax return has not yet been filed for 2013.

Note 7. Accumulated Other Comprehensive Income

The following table presents the change in accumulated other comprehensive income by component for the period ended December 31, 2013:

	Unrealized Holding Gains	Unrealized Holding Gains
	(Losses) on	(Losses) on
	AFS Securities (a)	Cash Flow Hedges (a)	Total
Beginning balance	$96,710	$—	$96,710
Other comprehensive income (loss) before reclassifications	(43,440)	1,133	(42,307)
Amounts reclassified from accumulated other comprehensive income	(14,737)	37	(14,700)

Net current period other comprehensive income (loss)	(58,177)	1,170	(57,007)

Ending balance	$38,533	$1,170	$39,703

(a)	All amounts are net of tax.

40

The following table presents the reclassifications out of accumulated other comprehensive income for the period ended December 31, 2013:

Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement Where Net Income is Presented
Unrealized holding gains (losses) on AFS securities
Available-for-sale securities	$23,204	Net realized investment gains (losses)
	(356)	Portion of other-than-temporary impairments previously recognized in other comprehensive income

	22,848	Total before tax
	8,111	Tax expense

	$14,737	Net of tax

Unrealized holding gains (losses) on cash flow hedges
Interest rate swaps	$(57)	Net investment income

	(57)	Total before tax
	(20)	Tax benefit

	(37)	Net of tax

Total amounts reclassified from AOCI	$14,700

Note 8. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.

The Company’s statutory net income (loss) for the years ended December 31, 2013, 2012, and 2011 was $196,612, $178,189, and ($340,218), respectively.

Statutory capital and surplus at December 31, 2013 and 2012 was $774,085 and $636,158, respectively. At December 31, 2013 and 2012, approximately $438,112 and $215,556, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department, subject to the availability of unassigned surplus. During 2013 and 2012, the Company did not pay any dividends to AUSA or receive any capital contributions from AUSA.

The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company’s risk profile. At December 31, 2013 and 2012, based on the RBC formula, the Company’s total adjusted capital level was above the minimum amount of capital required to avoid regulatory action.

A financial exam of the Company has been performed by the state, for the period January 1, 2005 through December 31, 2009, and was completed on February 7, 2011. The Examination Report, as of December 31, 2009, was adopted by the Insurance Department of the State of Arkansas on May 13, 2011. There were no changes to the Company’s financial statements as a result of the exam.

41

Note 9. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2013 and 2012, net reinsurance receivable (payable) were ($249) and $2,186 respectively. The Company did not have a reinsurance reserve at December 31, 2013 and 2012.

At December 31, 2013, the Company had the following life insurance inforce:

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$5,552,335	$970,152	$824	$4,583,007	0.02%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. At December 31, 2013, 36% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. At December 31, 2012, 39% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 10. Related Party Transactions

At December 31, 2013, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between AUSA companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2013, 2012 and 2011, the Company incurred $10,751, $11,514, and $8,417, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On May 21, 2013, the Company entered into an intercompany short-term note receivable of $50,000 with an interest rate of 0.10% that was paid off in December 2013. On March 30, 2011, the Company entered into an intercompany short-term note receivable of $50,000 with an interest rate of 0.25% that was paid off in December 2011. During 2013, 2012 and 2011, the Company accrued and/or received $29, $0, and $94 of interest, respectively. Interest related to these arrangements is included in net investment income.

AEGON USA Realty Advisors, LLC acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this agreement are included in net investment income. During 2013, 2012 and 2011, the Company incurred $90, $86, and $130, respectively, under this agreement. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans. There were no mortgage loan origination fees during 2013, 2012 and 2011, respectively.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2013, 2012 and 2011, the Company incurred $1,673, $1,625, and $2,212, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2013, 2012 and 2011, the Company incurred $32,414, $32,546, and $37,642, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

42

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2013, 2012 and 2011, the Company incurred $410, $405 and $423, respectively, in expenses under this agreement. Charges attributed to these agreements are included in insurance expenses and taxes, net of amounts capitalized.

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2013, 2012 and 2011, the Company received $1,873, $1,737, and $1,852, respectively, in revenue under these agreements. Revenue attributable to this agreement is included in policy charge revenue.

The Company is party to the purchasing and selling of investments between various affiliated companies. The investments are purchased and sold using the fair value on the date of the acquisition or disposition. During 2013 and 2012, the Company sold $1,698 and $9,714, respectively, fixed maturity AFS securities to affiliated companies. During 2011, the Company sold $2,800 of mortgage loans on real estate to affiliated companies. During 2013, the Company purchased $15,097 of derivatives from affiliated companies. During 2012, the Company purchased $68,685 of fixed maturity AFS securities from affiliated companies.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

Note 11. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2013 and 2012, the Company’s estimated liability for future guaranty fund assessments was $202 and $631, respectively. In addition, the Company has a receivable for future premium tax deductions of $4,588 and $3,991 at December 31, 2013 and 2012, respectively. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

43

Note 12. Segment Information

In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuities and interest-sensitive annuities. The Company’s Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The following tables summarize each business segment’s contribution to select Statements of Income information for the years ended December 31:

	Annuity	Life Insurance	Total
2013
Net revenues (a)	$(92,674)	$74,125	$(18,549)
Amortization of VOBA	644	4,836	5,480
Policy benefits (net of reinsurance recoveries)	7,321	35,810	43,131
Income tax expense	99,584	16,402	115,986
Net income (loss)	(262,200)	7,748	(254,452)

2012
Net revenues (a)	$127,544	$80,750	$208,294
Amortization of VOBA	16,253	3,647	19,900
Policy benefits (net of reinsurance recoveries)	(18,195)	42,728	24,533
Income tax expense (benefit)	(64,000)	1,104	(62,896)
Net income	143,793	22,083	165,876

2011
Net revenues (a)	$167,850	$79,100	$246,950
Amortization (accretion) of VOBA	(5,066)	17,218	12,152
Policy benefits (net of reinsurance recoveries)	148,579	35,356	183,935
Income tax expense (benefit)	(16,068)	1,107	(14,961)
Net income	5,252	13,407	18,659

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

The following tables represent select Balance Sheet information at December 31:

	Total Assets	Total Policyholder Liabilities
2013
Annuity	$7,475,543	$515,515
Life Insurance	3,080,270	1,189,353

Total	$10,555,813	$1,704,868

2012
Annuity	$7,584,499	$578,345
Life Insurance	2,957,130	1,264,439

Total	$10,541,629	$1,842,784

44

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2013 and 2012

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2013 and 2012

The Board of Directors and Contract Owners

Of Merrill Lynch Life Variable Annuity Separate Account A

Transamerica Advisors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Advisors Life Insurance Company Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Advisors Life Insurance Company Merrill Lynch Life Variable Annuity Separate Account A, at December 31, 2013, the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 21, 2014

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AllianceBernstein Global Thematic Growth Class A Shares	268,018.243	$4,858,628	$5,561,379	$(12)	$5,561,367	651,913	$8.530839	$8.530839
AllianceBernstein Growth and Income Class A Shares	370,145.904	6,054,996	10,290,056	—	10,290,056	573,537	17.941045	17.947360
AllianceBernstein International Value Class A Shares	142,451.229	1,945,793	2,135,344	1	2,135,345	298,247	7.043309	7.287349
AllianceBernstein Large Cap Growth Class A Shares	2,057,381.981	52,745,837	88,014,801	—	88,014,801	3,954,666	8.948703	24.794156
AllianceBernstein Small/Mid Cap Value Class A Shares	249,426.376	4,304,431	5,709,370	(9)	5,709,361	269,741	20.723203	21.700182
AllianceBernstein Value Class A Shares	124,928.081	1,185,316	1,776,477	—	1,776,477	123,097	14.062236	14.725687
American Century VP International Class I Shares	3,728,007.679	28,510,478	40,038,802	—	40,038,802	2,796,328	14.318349	14.318349
American Century VP Ultra® Class I Shares	461,058.834	4,091,426	6,786,786	(71)	6,786,715	417,626	15.917751	16.908731
American Funds - Asset Allocation Class 2 Shares	675,649.090	10,887,416	15,087,244	8	15,087,252	873,785	16.858460	17.653525
American Funds - Bond Class 2 Shares	941,036.137	10,127,494	9,984,393	10	9,984,403	852,653	11.429532	11.968561
American Funds - Growth Class 2 Shares	521,455.695	21,093,675	40,642,257	—	40,642,257	2,182,366	18.177487	19.034704
American Funds - Growth-Income Class 2 Shares	527,287.934	18,288,309	26,575,312	1	26,575,313	1,596,954	16.271451	17.038955
American Funds - International Class 2 Shares	4,644,087.268	77,373,738	98,222,446	(5)	98,222,441	5,338,552	17.972884	18.820574
BlackRock Basic Value V.I. Class I Shares	14,144,225.618	189,904,695	246,675,295	(3)	246,675,292	5,426,364	17.021672	53.983859
BlackRock Capital Appreciation V.I. Class I Shares	15,845,368.630	115,131,373	155,284,613	3	155,284,616	10,937,085	11.168738	17.854249
BlackRock Equity Dividend V.I. Class I Shares	1,436,081.657	14,736,791	15,480,960	—	15,480,960	367,366	42.140448	42.140448
BlackRock Global Allocation V.I. Class I Shares	32,242,833.280	462,283,554	567,796,294	(15)	567,796,279	17,766,130	18.420780	38.913743
BlackRock Global Opportunities V.I. Class I Shares	1,881,967.589	20,394,708	33,837,777	2	33,837,779	1,871,874	18.076958	18.076958
BlackRock Global Opportunities V.I. Class III Shares	74,161.404	1,007,197	1,329,714	—	1,329,714	128,106	10.273241	10.567091
BlackRock High Yield V.I. Class I Shares	16,772,433.872	114,497,255	128,644,568	610,579	129,255,147	4,451,960	16.912463	36.367746
BlackRock International V.I. Class I Shares	10,107,638.053	94,073,556	109,870,026	1	109,870,027	5,660,580	15.093481	20.471336
BlackRock Large Cap Core V.I. Class I Shares	5,635,461.797	163,572,869	190,478,609	1	190,478,610	4,545,229	17.054511	45.246146
BlackRock Large Cap Growth V.I. Class I Shares	5,784,865.885	61,777,008	82,260,793	(7)	82,260,786	5,492,793	14.770760	17.680386
BlackRock Large Cap Value V.I. Class I Shares	6,847,691.398	56,037,162	90,526,480	1	90,526,481	4,636,235	16.085124	19.940509
BlackRock Managed Volatility V.I. Class I Shares	1,354,578.870	15,563,461	19,519,482	—	19,519,482	760,915	25.652631	25.652631
BlackRock Money Market V.I. Class I Shares	129,069,958.504	129,069,958	129,069,959	(55)	129,069,904	9,820,693	9.871798	13.948571
BlackRock S&P 500 Index V.I. Class I Shares	7,157,397.630	102,937,219	139,068,236	94	139,068,330	6,011,189	12.244713	25.857814
BlackRock Total Return V.I. Class I Shares	10,389,335.699	118,202,476	119,581,254	290,224	119,871,478	5,239,198	12.253153	24.433394
BlackRock U.S. Government Bond V.I. Class I Shares	9,367,067.278	97,272,389	94,045,355	159,707	94,205,062	5,025,337	11.624049	20.211177
BlackRock Value Opportunities V.I. Class I Shares	6,027,075.273	98,047,096	165,624,029	137	165,624,166	2,914,552	18.213684	60.936393
Columbia - Select Smaller-Cap Value Class 1 Shares	577,367.504	6,839,957	10,669,751	1	10,669,752	724,350	14.728930	14.745415
Davis Value	6,314,937.673	66,008,020	85,125,360	7	85,125,367	5,361,589	14.506845	18.321455
Dreyfus VIF Appreciation Service Shares	461,523.167	16,894,276	22,010,040	—	22,010,040	1,265,311	16.986991	17.788584
Eaton Vance VT Floating-Rate Income	430,236.638	4,073,040	4,057,131	(3)	4,057,128	313,604	12.654592	13.251801
Eaton Vance VT Large-Cap Value	3,915,184.738	35,144,751	46,160,028	(2)	46,160,026	3,856,401	11.768754	12.171006
Federated Kaufmann II Primary Shares	1,536,137.674	20,227,588	29,524,566	60	29,524,626	1,527,240	18.899143	20.007695
Federated Managed Tail Risk II Primary Shares	652,542.242	3,807,573	4,606,948	(11)	4,606,937	341,539	13.223355	13.887870
Franklin Templeton Foreign Securities Class 2 Shares	284,513.211	3,802,091	4,905,008	—	4,905,008	276,285	17.343601	18.162212
Franklin Templeton Growth Securities Class 2 Shares	220,170.384	2,337,078	3,353,195	6	3,353,201	211,974	15.515709	16.247553
Invesco V.I. American Franchise Series I Shares	483,541.451	17,578,370	24,481,704	172	24,481,876	2,001,728	7.822033	16.055682
Invesco V.I. Comstock Series I Shares	8,563,813.355	105,807,519	152,007,687	9	152,007,696	8,586,540	16.918544	18.181374
Invesco V.I. Core Equity Series I Shares	1,531,109.084	38,814,893	58,840,522	—	58,840,522	3,736,678	15.469104	15.761794

See accompanying notes.

2

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2013

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Invesco V.I. International Growth Series I Shares	332,711.950	$9,528,745	$11,751,386	$30	$11,751,416	882,403	$12.891372	$23.138580
Invesco V.I. Mid Cap Core Equity Series I Shares	290,264.614	3,593,041	4,391,704	(7)	4,391,697	251,202	17.153038	17.962060
Invesco V.I. Value Opportunities Series I Shares	35,678.795	206,514	333,954	1	333,955	24,175	13.425699	14.058888
Janus Aspen - Enterprise Service Shares	11,258.616	443,486	639,489	(10)	639,479	38,859	16.235552	16.798045
Janus Aspen - Forty Service Shares	116,866.031	4,306,484	6,123,780	(1)	6,123,779	380,595	15.840895	16.389617
MFS® Growth Initial Class	1,920,594.013	39,850,524	75,037,608	5	75,037,613	3,559,234	9.197938	26.744172
Oppenheimer Capital Appreciation Service Shares	29,186.013	1,075,585	1,674,402	—	1,674,402	109,607	14.877009	15.578783
Oppenheimer Main Street Small Cap Service Shares	111,768.342	1,705,022	3,076,982	—	3,076,982	146,204	20.561348	21.530798
Oppenheimer Main Street® Service Shares	15,486.404	319,354	479,924	(1)	479,923	28,631	16.401880	17.175475
PIMCO CommodityRealReturn® Strategy Administrative Class	2,224,287.663	17,079,869	13,301,240	1	13,301,241	1,339,594	9.714789	10.173266
PIMCO Low Duration Administrative Class	6,629,951.450	69,990,951	70,343,785	48	70,343,833	5,769,983	11.990774	12.405874
PIMCO Real Return Administrative Class	3,624,503.023	50,121,818	45,668,738	(95)	45,668,643	3,423,337	13.043953	13.659320
PIMCO Total Return Administrative Class	34,559,161.312	382,531,021	379,459,591	99	379,459,690	23,735,373	14.358787	18.908856
Pioneer Emerging Markets VCT Class II Shares	188,769.885	5,003,889	4,668,279	(1)	4,668,278	432,085	10.596722	11.018932
Pioneer Fund VCT Class II Shares	36,065.367	790,606	947,798	2	947,800	57,849	16.023854	16.779712
Pioneer High Yield VCT Class II Shares	306,901.239	3,197,377	3,204,049	1,096	3,205,145	197,581	15.766632	16.510394
Pioneer Real Estate Shares VCT Class II Shares	107,013.326	2,016,332	2,010,780	(13)	2,010,767	157,279	12.605437	12.976988
TA Aegon Tactical Vanguard ETF - Balanced Service Class	170,541.479	1,842,800	1,964,638	1	1,964,639	175,591	11.188711	11.188711
TA Aegon Tactical Vanguard ETF - Conservative Service Class	155,611.980	1,683,104	1,705,507	1	1,705,508	158,427	10.765237	10.765237
TA Aegon Tactical Vanguard ETF - Growth Service Class	39,878.178	438,618	471,759	—	471,759	40,058	11.777027	11.777027
TA AllianceBernstein Dynamic Allocation Service Class	38,271.410	318,102	347,122	(1)	347,121	33,818	10.185461	10.485415
TA Legg Mason Dynamic Allocation - Balanced Service Class	14,839.445	156,379	165,015	—	165,015	15,143	10.897062	10.897062
TA Legg Mason Dynamic Allocation - Growth Service Class	2,735.607	29,886	32,007	—	32,007	2,793	11.461607	11.461607
TA Market Participation Strategy Service Class	—	—	—	—	—	—	11.165099	11.165099
TA Morgan Stanley Mid-Cap Growth Service Class	847,807.382	23,269,975	31,504,522	(7)	31,504,515	2,149,903	14.581117	14.727641
TA PIMCO Tactical - Balanced Service Class	4,463.025	48,570	51,369	—	51,369	4,687	10.960199	10.960199
TA PIMCO Tactical - Conservative Service Class	13,679.598	146,491	149,108	—	149,108	14,028	10.629201	10.629201
TA PIMCO Tactical - Growth Service Class	—	—	—	—	—	—	11.386389	11.386389
TA Systematic Small/Mid Cap Value Service Class	2,117,716.559	41,704,264	49,363,973	7	49,363,980	3,060,343	15.897208	16.365540
TA Vanguard ETF - Balanced Service Class	83,201.371	922,684	974,288	87	974,375	86,666	11.242864	11.242864
TA Vanguard ETF - Conservative Service Class	49,776.944	594,584	608,274	—	608,274	56,287	10.806664	10.806664
TA Vanguard ETF - Growth Service Class	18,744.265	197,730	206,562	—	206,562	17,167	12.032820	12.032820
TA WMC Diversified Growth Service Class	1,601,622.973	35,940,997	50,371,043	4	50,371,047	4,069,937	12.197571	12.556853
Wanger International	1,189,258.613	40,064,815	41,088,885	6	41,088,891	3,087,346	13.080130	13.533070
Wanger USA	423,360.593	13,766,016	17,412,821	6	17,412,827	842,672	20.202301	21.155644

See accompanying notes.

3

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
AllianceBernstein Global Thematic Growth Class A Shares	$4,932,627	$—	$68,768	$(68,768)	$—	$(40,299)	$(40,299)	$630,854	$590,555	$521,787	$(556,178)	$(34,391)	$4,898,236
AllianceBernstein Growth and Income Class A Shares	8,599,421	137,830	141,508	(3,678)	—	720,582	720,582	564,517	1,285,099	1,281,421	(1,280,742)	679	8,600,100
AllianceBernstein International Value Class A Shares	1,534,686	28,901	25,781	3,120	—	27,096	27,096	171,150	198,246	201,366	102,319	303,685	1,838,371
AllianceBernstein Large Cap Growth Class A Shares	74,222,693	226,566	1,061,670	(835,104)	—	(190,227)	(190,227)	12,082,561	11,892,334	11,057,230	(10,918,206)	139,024	74,361,717
AllianceBernstein Small/Mid Cap Value Class A Shares	4,304,813	22,427	64,082	(41,655)	130,706	260,320	391,026	274,117	665,143	623,488	(980,409)	(356,921)	3,947,892
AllianceBernstein Value Class A Shares	1,257,956	23,406	18,060	5,346	—	(103,151)	(103,151)	265,787	162,636	167,982	(193,237)	(25,255)	1,232,701
American Century VP International Class I Shares	33,886,277	298,268	471,181	(172,913)	—	740,142	740,142	5,649,687	6,389,829	6,216,916	(4,001,427)	2,215,489	36,101,766
American Century VP Ultra® Class I Shares	4,657,103	—	74,548	(74,548)	—	377,672	377,672	277,453	655,125	580,577	403,750	984,327	5,641,430
American Funds - Asset Allocation Class 2 Shares	13,130,281	257,943	224,047	33,896	—	(183,201)	(183,201)	1,967,489	1,784,288	1,818,184	(1,316,830)	501,354	13,631,635
American Funds - Bond Class 2 Shares	10,222,929	268,518	174,800	93,718	—	101,703	101,703	183,797	285,500	379,218	258,622	637,840	10,860,769
American Funds - Growth Class 2 Shares	33,473,270	272,297	571,740	(299,443)	—	2,105,692	2,105,692	3,364,408	5,470,100	5,170,657	(3,726,204)	1,444,453	34,917,723
American Funds - Growth-Income Class 2 Shares	20,791,451	343,423	358,886	(15,463)	—	(709,219)	(709,219)	3,829,250	3,120,031	3,104,568	(2,226,187)	878,381	21,669,832
American Funds - International Class 2 Shares	92,707,631	1,251,885	1,491,204	(239,319)	—	4,995,329	4,995,329	9,384,734	14,380,063	14,140,744	(21,702,226)	(7,561,482)	85,146,149
BlackRock Basic Value V.I. Class I Shares	209,328,189	3,675,217	2,942,799	732,418	—	(4,025,971)	(4,025,971)	28,312,934	24,286,963	25,019,381	(28,906,943)	(3,887,562)	205,440,627
BlackRock Capital Appreciation V.I. Class I Shares	180,497,328	1,272,589	2,591,893	(1,319,304)	2,052,085	13,820,699	15,872,784	7,655,654	23,528,438	22,209,134	(34,442,990)	(12,233,856)	168,263,472
BlackRock Equity Dividend V.I. Class I Shares	14,875,625	332,580	202,491	130,089	11,914	630,425	642,339	735,707	1,378,046	1,508,135	(1,873,717)	(365,582)	14,510,043
BlackRock Global Allocation V.I. Class I Shares	546,941,699	8,139,184	7,573,780	565,404	1,577,017	16,516,332	18,093,349	27,356,125	45,449,474	46,014,878	(55,269,704)	(9,254,826)	537,686,873
BlackRock Global Opportunities V.I. Class I Shares	28,548,245	303,459	387,611	(84,152)	—	1,249,331	1,249,331	2,337,838	3,587,169	3,503,017	(3,474,024)	28,993	28,577,238
BlackRock Global Opportunities V.I. Class III Shares	1,062,637	8,337	16,131	(7,794)	—	10,269	10,269	129,941	140,210	132,416	(164,607)	(32,191)	1,030,446
BlackRock High Yield V.I. Class I Shares	115,338,079	7,820,567	1,634,347	6,186,220	—	(793,696)	(793,696)	10,219,075	9,425,379	15,611,599	(11,343,796)	4,267,803	119,605,882
BlackRock International V.I. Class I Shares	101,938,640	1,785,649	1,397,945	387,704	—	(10,062,055)	(10,062,055)	22,550,012	12,487,957	12,875,661	(14,977,599)	(2,101,938)	99,836,702
BlackRock Large Cap Core V.I. Class I Shares	168,964,009	2,424,920	2,337,075	87,845	—	1,762,434	1,762,434	16,398,762	18,161,196	18,249,041	(20,795,951)	(2,546,910)	166,417,099

See Accompanying Notes.

(1)	See Footnote 1

4

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
BlackRock Large Cap Growth V.I. Class I Shares	$69,118,778	$1,000,642	$1,009,297	$(8,655)	$5,178,056	$1,768,123	$6,946,179	$2,341,520	$9,287,699	$9,279,044	$(7,623,786)	$1,655,258	$70,774,036
BlackRock Large Cap Value V.I. Class I Shares	77,275,581	1,129,200	1,067,373	61,827	—	3,217,732	3,217,732	5,613,736	8,831,468	8,893,295	(9,189,263)	(295,968)	76,979,613
BlackRock Managed Volatility V.I. Class I Shares	22,428,864	304,649	302,670	1,979	—	289,149	289,149	1,528,014	1,817,163	1,819,142	(2,709,486)	(890,344)	21,538,520
BlackRock Money Market V.I. Class I Shares	173,233,884	56	2,173,199	(2,173,143)	5,461	—	5,461	—	5,461	(2,167,682)	(26,138,597)	(28,306,279)	144,927,605
BlackRock S&P 500 Index V.I. Class I Shares	104,486,880	2,126,763	1,564,945	561,818	2,498,154	1,218,982	3,717,136	10,274,148	13,991,284	14,553,102	(4,658,750)	9,894,352	114,381,232
BlackRock Total Return V.I. Class I Shares	153,622,324	5,271,524	2,059,041	3,212,483	—	(397,564)	(397,564)	7,051,555	6,653,991	9,866,474	(17,386,342)	(7,519,868)	146,102,456
BlackRock U.S. Government Bond V.I. Class I Shares	132,874,569	3,085,873	1,746,869	1,339,004	460,278	873,717	1,333,995	(1,405,234)	(71,239)	1,267,765	(14,343,553)	(13,075,788)	119,798,781
BlackRock Value Opportunities V.I. Class I Shares	132,210,199	617,303	1,828,326	(1,211,023)	—	(5,682,122)	(5,682,122)	22,153,450	16,471,328	15,260,305	(16,457,667)	(1,197,362)	131,012,837
Columbia - Select Smaller-Cap Value Class 1 Shares	9,346,714	—	149,635	(149,635)	—	(36,902)	(36,902)	1,601,725	1,564,823	1,415,188	(1,982,268)	(567,080)	8,779,634
Davis Value	73,369,157	1,181,687	1,059,100	122,587	4,332,650	2,435,044	6,767,694	1,215,872	7,983,566	8,106,153	(9,432,655)	(1,326,502)	72,042,655
Dreyfus VIF Appreciation Service Shares	31,691,526	945,803	389,027	556,776	—	2,236,657	2,236,657	(38,478)	2,198,179	2,754,955	(8,080,442)	(5,325,487)	26,366,039
Eaton Vance VT Floating-Rate Income	2,759,848	116,871	39,686	77,185	31,561	14,346	45,907	33,225	79,132	156,317	(37,012)	119,305	2,879,153
Eaton Vance VT Large-Cap Value	56,510,884	636,437	714,789	(78,352)	—	562,848	562,848	6,639,716	7,202,564	7,124,212	(17,792,842)	(10,668,630)	45,842,254
Federated Kaufmann II Primary Shares	22,638,049	—	331,299	(331,299)	—	1,034,218	1,034,218	2,734,796	3,769,014	3,437,715	(2,883,787)	553,928	23,191,977
Federated Managed Tail Risk II Primary Shares	4,699,310	26,493	67,888	(41,395)	269,802	171,998	441,800	(4,085)	437,715	396,320	(535,167)	(138,847)	4,560,463
Franklin Templeton Foreign Securities Class 2 Shares	7,002,114	218,080	100,621	117,459	—	130,990	130,990	849,311	980,301	1,097,760	(1,101,045)	(3,285)	6,998,829
Franklin Templeton Growth Securities Class 2 Shares	2,719,508	54,972	38,618	16,354	—	(240,694)	(240,694)	713,002	472,308	488,662	(454,262)	34,400	2,753,908
Invesco V.I. American Franchise Series I Shares	3,067,121	—	211,841	(211,841)	—	33,386	33,386	(143,761)	(110,375)	(322,216)	17,334,676	17,012,460	20,079,581
Invesco V.I. Comstock Series I Shares	130,112,176	2,171,094	1,819,104	351,990	—	2,680,533	2,680,533	17,950,731	20,631,264	20,983,254	(32,022,908)	(11,039,654)	119,072,522
Invesco V.I. Core Equity Series I Shares	50,328,730	501,154	713,101	(211,947)	—	870,066	870,066	5,357,836	6,227,902	6,015,955	(4,799,901)	1,216,054	51,544,784
Invesco V.I. International Growth Series I Shares	13,287,545	167,573	198,768	(31,195)	—	436,965	436,965	1,147,760	1,584,725	1,553,530	(3,629,941)	(2,076,411)	11,211,134
Invesco V.I. Mid Cap Core Equity Series I Shares	3,772,523	2,603	61,306	(58,703)	33,837	58,177	92,014	312,000	404,014	345,311	(82,727)	262,584	4,035,107

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
Invesco V.I. Value Opportunities Series I Shares	$449,371	$4,035	$4,451	$(416)	$—	$35,817	$35,817	$28,178	$63,995	$63,579	$(255,574)	$(191,995)	$257,376
Janus Aspen - Enterprise Service Shares	1,120,380	—	9,249	(9,249)	—	167,900	167,900	(31,783)	136,117	126,868	(743,142)	(616,274)	504,106
Janus Aspen - Forty Service Shares	4,266,952	26,444	66,161	(39,717)	—	202,625	202,625	753,722	956,347	916,630	(499,280)	417,350	4,684,302
MFS® Growth Initial Class	58,445,704	—	873,398	(873,398)	—	2,127,366	2,127,366	7,762,567	9,889,933	9,016,535	(5,476,087)	3,540,448	61,986,152
Oppenheimer Capital Appreciation Service Shares	1,259,826	5,541	18,293	(12,752)	—	(8,119)	(8,119)	174,147	166,028	153,276	(162,619)	(9,343)	1,250,483
Oppenheimer Main Street® Service Shares	428,860	2,662	6,188	(3,526)	—	56,832	56,832	8,293	65,125	61,599	(51,478)	10,121	438,981
Oppenheimer Main Street Small Cap Service Shares	2,325,120	7,900	33,527	(25,627)	—	156,209	156,209	235,570	391,779	366,152	(206,836)	159,316	2,484,436
PIMCO CommodityRealReturn® Strategy Administrative Class	13,991,905	404,915	222,930	181,985	471,799	(299,098)	172,701	239,399	412,100	594,085	(77,395)	516,690	14,508,595
PIMCO Low Duration Administrative Class	27,185,573	762,518	609,081	153,437	—	95,643	95,643	1,347,707	1,443,350	1,596,787	20,002,764	21,599,551	48,785,124
PIMCO Real Return Administrative Class	36,507,884	520,688	694,172	(173,484)	2,740,208	1,732,285	4,472,493	(1,165,267)	3,307,226	3,133,742	13,793,680	16,927,422	53,435,306
PIMCO Total Return Administrative Class	417,328,227	11,519,134	6,426,777	5,092,357	8,720,869	6,339,450	15,060,319	14,086,420	29,146,739	34,239,096	12,055,212	46,294,308	463,622,535
Pioneer Emerging Markets VCT Class II Shares	5,356,584	11,178	76,876	(65,698)	165,365	90,165	255,530	304,019	559,549	493,851	(542,782)	(48,931)	5,307,653
Pioneer Fund VCT Class II Shares	815,250	9,860	11,072	(1,212)	25,804	(19,636)	6,168	63,449	69,617	68,405	(103,525)	(35,120)	780,130
Pioneer High Yield VCT Class II Shares	2,614,426	137,606	36,999	100,607	102,306	25,944	128,250	117,172	245,422	346,029	(318,756)	27,273	2,641,699
Pioneer Real Estate Shares VCT Class II Shares	1,379,269	35,078	24,475	10,603	—	65,632	65,632	130,749	196,381	206,984	105,525	312,509	1,691,778
TA AEGON Tactical Vanguard ETF - Balanced Service Class(1)	—	131	2,101	(1,970)	98	39	137	11,071	11,208	9,238	641,065	650,303	650,303
TA AEGON Tactical Vanguard ETF - Conservative Service Class(1)	—	28	258	(230)	38	—	38	588	626	396	118,675	119,071	119,071
TA AEGON Tactical Vanguard ETF - Growth Service Class(1)	—	24	29	(5)	—	1	1	256	257	252	3,462	3,714	3,714
TA AllianceBernstein Dynamic Allocation Service Class	165,000	1,167	2,506	(1,339)	—	3,636	3,636	4,314	7,950	6,611	(6,779)	(168)	164,832
TA Legg Mason Dynamic Allocation - Balanced Service Class(1)	—	—	62	(62)	—	—	—	302	302	240	43,680	43,920	43,920
TA Legg Mason Dynamic Allocation - Growth Service Class(1)	—	—	36	(36)	—	(266)	(266)	—	(266)	(302)	302	—	—
TA Market Participation Strategy Service Class(1)	—	—	—	—	—	—	—	—	—	—	—	—	—

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2012, Except as Noted

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2012:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2012
TA Morgan Stanley Mid-Cap Growth Service Class	$25,874,699	$—	$421,299	$(421,299)	$1,448,406	$443,504	$1,891,910	$665,119	$2,557,029	$2,135,730	$360,578	$2,496,308	$28,371,007
TA PIMCO Tactical - Balanced Service Class(1)	—	—	—	—	—	—	—	—	—	—	—	—	—
TA PIMCO Tactical - Conservative Service Class(1)	—	—	421	(421)	—	2	2	2,496	2,498	2,077	213,186	215,263	215,263
TA PIMCO Tactical - Growth Service Class(1)	—	—	—	—	—	—	—	—	—	—	—	—	—
TA Systematic Small/Mid Cap Value Service Class	10,572,102	32,109	162,718	(130,609)	2,866,585	(114,254)	2,752,331	(1,131,346)	1,620,985	1,490,376	(1,121,079)	369,297	10,941,399
TA Vanguard ETF - Balanced Service Class(1)	—	49	164	(115)	99	(1)	98	979	1,077	962	79,874	80,836	80,836
TA Vanguard ETF - Conservative Service Class(1)	—	1,210	715	495	1,082	(3)	1,079	557	1,636	2,131	261,250	263,381	263,381
TA Vanguard ETF - Growth Service Class(1)	—	—	10	(10)	—	421	421	—	421	411	(411)	—	—
TA WMC Diversified Growth Service Class	76,980,283	84,071	1,104,344	(1,020,273)	—	2,064,193	2,064,193	8,070,315	10,134,508	9,114,235	(18,040,074)	(8,925,839)	68,054,444
Wanger International	25,565,532	334,127	414,274	(80,147)	2,494,354	(872,916)	1,621,438	3,498,325	5,119,763	5,039,616	(3,071,577)	1,968,039	27,533,571
Wanger USA	9,977,437	32,129	153,176	(121,047)	486,859	440,060	926,919	934,896	1,861,815	1,740,768	(1,487,576)	253,192	10,230,629
See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
AllianceBernstein Global Thematic Growth Class A Shares	$4,898,236	14,045	$69,244	$(55,199)	$—	$79,805	$79,805	$989,119	$1,068,924	$1,013,725	(350,594)	663,131	5,561,367
AllianceBernstein Growth and Income Class A Shares	8,600,100	126,513	150,292	(23,779)	—	706,411	706,411	1,991,756	2,698,167	2,674,388	(984,432)	1,689,956	10,290,056
AllianceBernstein International Value Class A Shares	1,838,371	121,124	29,469	91,655	—	74,695	74,695	215,802	290,497	382,152	(85,178)	296,974	2,135,345
AllianceBernstein Large Cap Growth Class A Shares	74,361,717	58,631	1,094,476	(1,035,845)	—	2,864,130	2,864,130	22,660,519	25,524,649	24,488,804	(10,835,720)	13,653,084	88,014,801
AllianceBernstein Small/Mid Cap Value Class A Shares	3,947,892	31,762	74,463	(42,701)	294,827	308,818	603,645	897,645	1,501,290	1,458,589	302,880	1,761,469	5,709,361
AllianceBernstein Value Class A Shares	1,232,701	36,236	22,713	13,523	—	1,470	1,470	434,031	435,501	449,024	94,752	543,776	1,776,477
American Century VP International Class I Shares	36,101,766	647,150	507,505	139,645	—	1,006,271	1,006,271	5,995,026	7,001,297	7,140,942	(3,203,906)	3,937,036	40,038,802
American Century VP Ultra® Class I Shares	5,641,430	32,296	82,497	(50,201)	—	640,599	640,599	1,228,812	1,869,411	1,819,210	(673,925)	1,145,285	6,786,715
American Funds - Asset Allocation Class 2 Shares	13,631,635	204,294	230,646	(26,352)	—	144,668	144,668	2,651,490	2,796,158	2,769,806	(1,314,189)	1,455,617	15,087,252
American Funds - Bond Class 2 Shares	10,860,769	183,443	168,926	14,517	116,231	68,661	184,892	(593,083)	(408,191)	(393,674)	(482,692)	(876,366)	9,984,403
American Funds - Growth Class 2 Shares	34,917,723	350,003	618,798	(268,795)	—	2,599,492	2,599,492	7,016,889	9,616,381	9,347,586	(3,623,052)	5,724,534	40,642,257
American Funds - Growth-Income Class 2 Shares	21,669,832	325,775	397,901	(72,126)	—	88,531	88,531	6,539,289	6,627,820	6,555,694	(1,650,213)	4,905,481	26,575,313
American Funds - International Class 2 Shares	85,146,149	1,245,563	1,499,474	(253,911)	—	1,786,335	1,786,335	15,334,776	17,121,111	16,867,200	(3,790,908)	13,076,292	98,222,441
BlackRock Basic Value V.I. Class I Shares	205,440,627	3,250,237	3,153,974	96,263	—	2,096,007	2,096,007	67,982,221	70,078,228	70,174,491	(28,939,826)	41,234,665	246,675,292
BlackRock Capital Appreciation V.I. Class I Shares	168,263,472	2,122	2,248,107	(2,245,985)	21,823,912	19,173,583	40,997,495	4,599,795	45,597,290	43,351,305	(56,330,161)	(12,978,856)	155,284,616
BlackRock Equity Dividend V.I. Class I Shares	14,510,043	289,919	202,928	86,991	214,785	364,466	579,251	2,432,210	3,011,461	3,098,452	(2,127,535)	970,917	15,480,960
BlackRock Global Allocation V.I. Class I Shares	537,686,873	6,295,655	7,615,980	(1,320,325)	20,324,933	16,322,722	36,647,655	33,084,442	69,732,097	68,411,772	(38,302,366)	30,109,406	567,796,279
BlackRock Global Opportunities V.I. Class I Shares	28,577,238	109,239	416,302	(307,063)	—	1,410,590	1,410,590	6,557,936	7,968,526	7,661,463	(2,400,922)	5,260,541	33,837,779
BlackRock Global Opportunities V.I. Class III Shares	1,030,446	1,492	18,143	(16,651)	—	34,948	34,948	268,179	303,127	286,476	12,792	299,268	1,329,714
BlackRock High Yield V.I. Class I Shares	119,605,882	7,085,384	1,654,994	5,430,390	—	201,449	201,449	3,660,506	3,861,955	9,292,345	356,920	9,649,265	129,255,147
BlackRock International V.I. Class I Shares	99,836,702	2,221,707	1,439,522	782,185	—	(4,782,520)	(4,782,520)	24,158,147	19,375,627	20,157,812	(10,124,487)	10,033,325	109,870,027
BlackRock Large Cap Core V.I. Class I Shares	166,417,099	1,802,310	2,414,926	(612,616)	—	(1,083,536)	(1,083,536)	50,858,253	49,774,717	49,162,101	(25,100,590)	24,061,511	190,478,610
BlackRock Large Cap Growth V.I. Class I Shares	70,774,036	512,794	1,024,330	(511,536)	6,022,603	1,988,824	8,011,427	13,533,887	21,545,314	21,033,778	(9,547,028)	11,486,750	82,260,786
BlackRock Large Cap Value V.I. Class I Shares	76,979,613	1,004,847	1,157,973	(153,126)	6,025,284	4,892,172	10,917,456	12,449,131	23,366,587	23,213,461	(9,666,593)	13,546,868	90,526,481
BlackRock Managed Volatility V.I. Class I Shares	21,538,520	283,669	276,705	6,964	430,638	707,532	1,138,170	987,954	2,126,124	2,133,088	(4,152,126)	(2,019,038)	19,519,482
BlackRock Money Market V.I. Class I Shares	144,927,605	50	1,890,838	(1,890,788)	5,056	—	5,056	—	5,056	(1,885,732)	(13,971,969)	(15,857,701)	129,069,904

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
BlackRock S&P 500 Index V.I. Class I Shares	$114,381,232	$2,119,699	$1,755,300	$364,399	$4,123,096	$5,815,521	$9,938,617	$22,908,651	$32,847,268	$33,211,667	$(8,524,569)	$24,687,098	$139,068,330
BlackRock Total Return V.I. Class I Shares	146,102,456	4,114,411	1,801,402	2,313,009	—	(387,490)	(387,490)	(5,312,006)	(5,699,496)	(3,386,487)	(22,844,491)	(26,230,978)	119,871,478
BlackRock U.S. Government Bond V.I. Class I Shares	119,798,781	2,616,927	1,476,888	1,140,039	725,757	544,454	1,270,211	(7,487,791)	(6,217,580)	(5,077,541)	(20,516,178)	(25,593,719)	94,205,062
BlackRock Value Opportunities V.I. Class I Shares	131,012,837	782,480	2,022,783	(1,240,303)	—	1,183,186	1,183,186	50,452,846	51,636,032	50,395,729	(15,784,400)	34,611,329	165,624,166
Columbia - Select Smaller-Cap Value Class 1 Shares	8,779,634	—	154,388	(154,388)	—	477,139	477,139	3,350,897	3,828,036	3,673,648	(1,783,530)	1,890,118	10,669,752
Davis Value	72,042,655	680,075	1,120,185	(440,110)	5,751,328	3,428,923	9,180,251	12,857,669	22,037,920	21,597,810	(8,515,098)	13,082,712	85,125,367
Dreyfus VIF Appreciation Service Shares	26,366,039	438,940	344,406	94,534	65,732	3,086,783	3,152,515	812,337	3,964,852	4,059,386	(8,415,385)	(4,355,999)	22,010,040
Eaton Vance VT Floating-Rate Income	2,879,153	120,658	48,998	71,660	21,971	7,367	29,338	(22,041)	7,297	78,957	1,099,018	1,177,975	4,057,128
Eaton Vance VT Large-Cap Value	45,842,254	409,178	662,304	(253,126)	—	2,937,232	2,937,232	8,370,731	11,307,963	11,054,837	(10,737,065)	317,772	46,160,026
Federated Kaufmann II Primary Shares	23,191,977	—	366,251	(366,251)	2,247,763	1,005,895	3,253,658	5,569,619	8,823,277	8,457,026	(2,124,377)	6,332,649	29,524,626
Federated Managed Tail Risk II Primary Shares	4,560,463	47,761	65,988	(18,227)	97,681	243,932	341,613	322,096	663,709	645,482	(599,008)	46,474	4,606,937
Franklin Templeton Foreign Securities Class 2 Shares	6,998,829	123,829	78,233	45,596	—	736,251	736,251	260,873	997,124	1,042,720	(3,136,541)	(2,093,821)	4,905,008
Franklin Templeton Growth Securities Class 2 Shares	2,753,908	81,964	44,057	37,907	—	4,237	4,237	733,700	737,937	775,844	(176,551)	599,293	3,353,201
Invesco V.I. American Franchise Series I Shares	20,079,581	94,014	301,189	(207,175)	—	462,512	462,512	6,882,508	7,345,020	7,137,845	(2,735,550)	4,402,295	24,481,876
Invesco V.I. Comstock Series I Shares	119,072,522	2,362,086	2,002,489	359,597	—	6,643,901	6,643,901	32,947,849	39,591,750	39,951,347	(7,016,173)	32,935,174	152,007,696
Invesco V.I. Core Equity Series I Shares	51,544,784	768,632	762,412	6,220	—	2,206,730	2,206,730	11,259,449	13,466,179	13,472,399	(6,176,661)	7,295,738	58,840,522
Invesco V.I. International Growth Series I Shares	11,211,134	139,590	181,143	(41,553)	—	358,528	358,528	1,508,457	1,866,985	1,825,432	(1,285,150)	540,282	11,751,416
Invesco V.I. Mid Cap Core Equity Series I Shares	4,035,107	28,655	65,022	(36,367)	289,258	238,168	527,426	508,853	1,036,279	999,912	(643,322)	356,590	4,391,697
Invesco V.I. Value Opportunities Series I Shares	257,376	4,397	4,283	114	—	2,529	2,529	78,587	81,116	81,230	(4,651)	76,579	333,955
Janus Aspen - Enterprise Service Shares	504,106	2,095	8,291	(6,196)	—	17,895	17,895	138,607	156,502	150,306	(14,933)	135,373	639,479
Janus Aspen - Forty Service Shares	4,684,302	32,764	76,222	(43,458)	—	300,730	300,730	1,123,493	1,424,223	1,380,765	58,712	1,439,477	6,123,779
MFS® Growth Initial Class	61,986,152	151,897	932,608	(780,711)	481,146	4,045,454	4,526,600	16,440,190	20,966,790	20,186,079	(7,134,618)	13,051,461	75,037,613
Oppenheimer Capital Appreciation Service Shares	1,250,483	10,812	19,587	(8,775)	—	18,705	18,705	343,397	362,102	353,327	70,592	423,919	1,674,402
Oppenheimer Main Street Small Cap Service Shares	2,484,436	19,810	39,620	(19,810)	34,199	372,101	406,300	531,124	937,424	917,614	(325,068)	592,546	3,076,982
Oppenheimer Main Street® Service Shares	438,981	4,169	6,605	(2,436)	—	39,002	39,002	83,774	122,776	120,340	(79,398)	40,942	479,923
PIMCO CommodityRealReturn® Strategy Administrative Class	14,508,595	220,457	200,985	19,472	—	(572,450)	(572,450)	(1,687,500)	(2,259,950)	(2,240,478)	1,033,124	(1,207,354)	13,301,241

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Change in Net Assets

Year Ended December 31, 2013

		Investment Income:	Investment Expense:	Increase (Decrease) in Net Assets from Operations:
Subaccount	Net Assets as of January 1, 2013:	Reinvested Dividends	Mortality and Expense Risk and Administrative Charges	Net Investment Income (Loss)	Capital Gain Distributions	Realized Gain (Loss) on Investments	Net Realized Capital Gains (Losses) on Investments	Net Change in Unrealized Appreciation (Depreciation)	Net Gain (Loss) on Investment	Net Increase (Decrease) in Net Assets Resulting from Operations	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) in Net Assets	Net Assets as of December 31, 2013
PIMCO Low Duration Administrative Class	$48,785,124	$754,261	$802,097	$(47,836)	$—	$119,817	$119,817	$(819,045)	$(699,228)	$(747,064)	$22,305,773	$21,558,709	$70,343,833
PIMCO Real Return Administrative Class	53,435,306	794,221	750,263	43,958	350,328	337,996	688,324	(6,242,925)	(5,554,601)	(5,510,643)	(2,256,020)	(7,766,663)	45,668,643
PIMCO Total Return Administrative Class	463,622,535	9,257,605	6,086,570	3,171,035	3,290,735	7,570,326	10,861,061	(28,669,924)	(17,808,863)	(14,637,828)	(69,525,017)	(84,162,845)	379,459,690
Pioneer Emerging Markets VCT Class II Shares	5,307,653	42,668	68,455	(25,787)	—	(149,856)	(149,856)	11,601	(138,255)	(164,042)	(475,333)	(639,375)	4,668,278
Pioneer Fund VCT Class II Shares	780,130	8,811	12,194	(3,383)	38,120	5,623	43,743	192,913	236,656	233,273	(65,603)	167,670	947,800
Pioneer High Yield VCT Class II Shares	2,641,699	148,071	41,651	106,420	168,124	49,783	217,907	(39,924)	177,983	284,403	279,043	563,446	3,205,145
Pioneer Real Estate Shares VCT Class II Shares	1,691,778	43,369	30,372	12,997	92,992	98,118	191,110	(215,767)	(24,657)	(11,660)	330,649	318,989	2,010,767
TA Aegon Tactical Vanguard ETF - Balanced Service Class	650,303	9,746	18,077	(8,331)	10,228	5,870	16,098	110,767	126,865	118,534	1,195,802	1,314,336	1,964,639
TA Aegon Tactical Vanguard ETF - Conservative Service Class	119,071	17,448	10,674	6,774	19,713	1,532	21,245	21,814	43,059	49,833	1,536,604	1,586,437	1,705,508
TA Aegon Tactical Vanguard ETF - Growth Service Class	3,714	3,234	2,787	447	—	384	384	32,885	33,269	33,716	434,329	468,045	471,759
TA AllianceBernstein Dynamic Allocation Service Class	164,832	3,119	4,068	(949)	—	4,477	4,477	12,590	17,067	16,118	166,171	182,289	347,121
TA Legg Mason Dynamic Allocation - Balanced Service Class	43,920	139	1,229	(1,090)	25	73	98	8,334	8,432	7,342	113,753	121,095	165,015
TA Legg Mason Dynamic Allocation - Growth Service Class	—	17	154	(137)	2	14	16	2,120	2,136	1,999	30,008	32,007	32,007
TA Market Participation Strategy Service Class	—	—	—	—	—	—	—	—	—	—	—	—	—
TA Morgan Stanley Mid-Cap Growth Service Class	28,371,007	180,781	447,765	(266,984)	622,134	1,491,557	2,113,691	7,569,428	9,683,119	9,416,135	(6,282,627)	3,133,508	31,504,515
TA PIMCO Tactical - Balanced Service Class	—	147	380	(233)	—	202	202	2,799	3,001	2,768	48,601	51,369	51,369
TA PIMCO Tactical - Conservative Service Class	215,263	91	1,324	(1,233)	—	12,916	12,916	121	13,037	11,804	(77,959)	(66,155)	149,108
TA PIMCO Tactical - Growth Service Class	—	—	—	—	—	—	—	—	—	—	—	—	—
TA Systematic Small/Mid Cap Value Service Class	10,941,399	139,637	503,693	(364,056)	95,564	278,938	374,502	8,988,498	9,363,000	8,998,944	29,423,637	38,422,581	49,363,980
TA Vanguard ETF - Balanced Service Class	80,836	9,406	7,779	1,627	11,655	2,639	14,294	50,625	64,919	66,546	826,993	893,539	974,375
TA Vanguard ETF - Conservative Service Class	263,381	3,347	4,158	(811)	3,768	2,565	6,333	13,133	19,466	18,655	326,238	344,893	608,274
TA Vanguard ETF - Growth Service Class	—	1,581	1,078	503	2,553	97	2,650	8,832	11,482	11,985	194,577	206,562	206,562
TA WMC Diversified Growth Service Class	68,054,444	378,306	855,462	(477,156)	—	6,375,591	6,375,591	9,584,390	15,959,981	15,482,825	(33,166,222)	(17,683,397)	50,371,047
Wanger International	27,533,571	1,020,807	531,740	489,067	2,659,775	(424,518)	2,235,257	3,608,037	5,843,294	6,332,361	7,222,959	13,555,320	41,088,891
Wanger USA	10,230,629	18,619	212,694	(194,075)	1,180,896	692,157	1,873,053	2,193,708	4,066,761	3,872,686	3,309,512	7,182,198	17,412,827

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies

Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

In the prior year, both Service Class and Initial Class were presented together within one subaccount. For the current year presentation, Service Class and Initial Class shares have been restated and now are reflected separately.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AllianceBernstein Variable Products Series Fund, Inc.	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Global Thematic Growth Class A	AllianceBernstein Global Thematic Growth Portfolio Class A
AllianceBernstein Growth and Income Class A	AllianceBernstein Growth and Income Portfolio Class A
AllianceBernstein International Value Class A	AllianceBernstein International Value Portfolio Class A
AllianceBernstein Large Cap Growth Class A	AllianceBernstein Large Cap Growth Portfolio Class A
AllianceBernstein Small/Mid Cap Value Class A	AllianceBernstein Small/Mid Cap Value Portfolio Class A
AllianceBernstein Value Class A	AllianceBernstein Value Portfolio Class A
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP International Class I	American Century VP International Fund Class I
American Century VP Ultra® Class I	American Century VP Ultra® Fund Class I
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2	American Funds - Growth-Income Fund Class 2
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I.	BlackRock Global Allocation V.I.
BlackRock Global Opportunities V.I. Class I Shares	BlackRock Global Opportunities V.I. Fund Class I Shares
BlackRock Global Opportunities V.I. Class III Shares	BlackRock Global Opportunities V.I. Fund Class III Shares
BlackRock High Yield V.I.	BlackRock High Yield V.I.
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Core V.I. Class I Shares	BlackRock Large Cap Core V.I. Fund Class I Shares
BlackRock Large Cap Growth V.I. Class I Shares	BlackRock Large Cap Growth V.I. Fund Class I Shares
BlackRock Large Cap Value V.I. Class I Shares	BlackRock Large Cap Value V.I. Fund Class I Shares

11

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock Money Market V.I.	BlackRock Money Market V.I.
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares
BlackRock Value Opportunities V.I. Class I Shares	BlackRock Value Opportunities V.I. Fund Class I Shares
Columbia Funds Variable Insurance Trust II	Columbia Funds Variable Insurance Trust II
Columbia - Select Smaller-Cap Value Class I	Columbia - Select Smaller-Cap Value Fund Class I
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Service Class	Dreyfus Appreciation Portfolio Service Class
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value	Eaton Vance VT Large-Cap Value Fund
Federated Insurance Series	Federated Insurance Series
Federated Kaufmann Fund II Primary Shares	Federated Kaufmann Fund II Primary Shares
Federated Managed Tail Risk Fund II Primary Shares	Federated Managed Tail Risk Fund II Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Securities Class 2	Franklin Templeton Foreign Securities Fund Class 2
Franklin Templeton Growth Securities Class 2	Franklin Templeton Growth Securities Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Fund Series I
Invesco V.I. International Growth Series I	Invesco V.I. International Growth Fund Series I
Invesco V.I. Mid Cap Core Equity Series I	Invesco V.I. Mid Cap Core Equity Fund Series I
Invesco V.I. Value Opportunities Series I	Invesco V.I. Value Opportunities Fund Series I
Janus Aspen Series	Janus Aspen Series
Janus Aspen - Enterprise Service Shares	Janus Aspen - Enterprise Portfolio Service Shares
Janus Aspen - Forty Service Shares	Janus Aspen - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Service Shares	Oppenheimer Capital Appreciation Service Fund®/VA Class
Oppenheimer Main Street Service Shares	Oppenheimer Main Street Service Fund®/VA Class
Oppenheimer Main Street Small Cap Service Shares	Oppenheimer Main Street Small Cap Fund®/VA Service Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class Shares	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class Shares
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class

12

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Class II Shares	Pioneer Emerging Markets VCT Portfolio Class II Shares
Pioneer Fund VCT Class II Shares	Pioneer Fund VCT Portfolio Class II Shares
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Tactical Vanguard ETF - Balanced Service Class	Transamerica Aegon Tactical Vanguard ETF - Balanced VP Service Class
TA Aegon Tactical Vanguard ETF - Conservative Service Class	Transamerica Aegon Tactical Vanguard ETF - Conservative VP Service Class
TA Aegon Tactical Vanguard ETF - Growth Service Class	Transamerica Aegon Tactical Vanguard ETF - Growth VP Service Class
TA AllianceBernstein Dynamic Allocation Service Class	Transamerica AllianceBernstein Dynamic Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Paticipation Strategy VP Service Class
TA Morgan Stanley Mid-Cap Growth Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Systematic Small/Mid Cap Value Service Class	Transamerica Systematic Small/Mid Cap Value VP Service Class
TA Vanguard ETF - Balanced Service Class	Transamerica Vanguard ETF - Balanced VP Service Class
TA Vanguard ETF - Conservative Service Class	Transamerica Vanguard ETF - Conservative VP Service Class
TA Vanguard ETF - Growth Service Class	Transamerica Vanguard ETF - Growth VP Service Class
TA WMC Diversified Growth Service Class	Transamerica WMC Diversified Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA PIMCO Tactical - Balanced Service Class	September 17, 2012
TA PIMCO Tactical - Conservative Service Class	September 17, 2012
TA PIMCO Tactical - Growth Service Class	September 17, 2012
TA Market Participation Strategy Service Class	September 17, 2012
TA Aegon Tactical Vanguard ETF - Balanced Service Class	May 1, 2012
TA Aegon Tactical Vanguard ETF - Conservative Service Class	May 1, 2012
TA Aegon Tactical Vanguard ETF - Growth Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Balanced Service Class	May 1, 2012
TA Legg Mason Dynamic Allocation - Growth Service Class	May 1, 2012
TA Vanguard ETF - Balanced Service Class	May 1, 2012

13

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Vanguard ETF - Conservative Service Class	May 1, 2012
TA Vanguard ETF - Growth Service Class	May 1, 2012
TA Morgan Stanley Mid-Cap Growth Service Class	December 30, 2011
Columbia - Select Smaller-Cap Value Class I	March 11, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2013:

Subaccount	Formerly
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Balanced Capital V.I. Class I Shares
Federated Managed Tail Risk Primary Shares	Federated Capital Appreciation Primary Shares
Invesco V.I. Comstock Series I Shares	Invesco Van Kampen V.I. Comstock Series I Shares
Invesco V.I. American Franchise Series I Shares	Invesco Van Kampen V.I. American Franchise Series I Shares
Invesco V.I. Value Opportunities Series I Shares	Invesco Van Kampen V.I. Value Opportunities Series I Shares
Oppenheimer Main Street Small Cap Service Shares	Oppenheimer Main Street Small- & Mid-Cap Service Shares
TA Vanguard ETF - Balanced Service Class	TA Vanguard ETF Index - Balanced Service Class
TA Vanguard ETF - Conservative Service Class	TA Vanguard ETF Index - Conservative Service Class
TA Vanguard ETF - Growth Service Class	TA Vanguard ETF Index - Growth Service Class

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2013.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

14

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

Subaccount	Purchases	Sales
AllianceBernstein Global Thematic Growth Class A Shares	$361,189	$766,969
AllianceBernstein Growth and Income Class A Shares	623,022	1,631,232
AllianceBernstein International Value Class A Shares	316,948	310,473
AllianceBernstein Large Cap Growth Class A Shares	422,612	12,294,176
AllianceBernstein Small/Mid Cap Value Class A Shares	1,443,524	888,514
AllianceBernstein Value Class A Shares	244,812	136,535
American Century VP International Class I Shares	1,202,690	4,266,947
American Century VP Ultra® Class I Shares	457,121	1,181,179
American Funds - Asset Allocation Class 2 Shares	863,657	2,204,205
American Funds - Bond Class 2 Shares	1,106,345	1,458,300
American Funds - Growth Class 2 Shares	1,204,020	5,095,874
American Funds - Growth-Income Class 2 Shares	891,238	2,613,579
American Funds - International Class 2 Shares	9,194,603	13,239,420
BlackRock Basic Value V.I. Class I Shares	5,699,992	34,543,552
BlackRock Capital Appreciation V.I. Class I Shares	24,298,129	61,050,349
BlackRock Equity Dividend V.I. Class I Shares	613,895	2,439,652
BlackRock Global Allocation V.I. Class I Shares	38,776,251	58,073,964
BlackRock Global Opportunities V.I. Class I Shares	986,676	3,694,649
BlackRock Global Opportunities V.I. Class III Shares	200,696	204,557
BlackRock High Yield V.I. Class I Shares	23,236,282	17,521,134
BlackRock International V.I. Class I Shares	6,572,553	15,914,864
BlackRock Large Cap Core V.I. Class I Shares	2,654,961	28,368,158
BlackRock Large Cap Growth V.I. Class I Shares	8,242,954	12,278,911
BlackRock Large Cap Value V.I. Class I Shares	8,268,333	12,062,782
BlackRock Managed Volatility V.I. Class I Shares	814,547	4,529,069
BlackRock Money Market V.I. Class I Shares	24,350,998	40,208,618
BlackRock S&P 500 Index V.I. Class I Shares	12,293,139	16,330,319
BlackRock Total Return V.I. Class I Shares	6,534,677	26,958,490
BlackRock U.S. Government Bond V.I. Class I Shares	6,183,398	24,751,822
BlackRock Value Opportunities V.I. Class I Shares	3,131,981	20,156,816
Columbia - Select Smaller-Cap Value Class 1 Shares	335,093	2,273,022
Davis Value	8,945,842	12,149,740
Dreyfus VIF Appreciation Service Shares	4,156,354	12,411,469
Eaton Vance VT Floating-Rate Income	1,577,632	384,959
Eaton Vance VT Large-Cap Value	6,569,494	17,559,688
Federated Kaufmann II Primary Shares	3,452,281	3,695,205

15

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
Federated Managed Tail Risk II Primary Shares	$429,504	$949,048
Franklin Templeton Foreign Securities Class 2 Shares	156,415	3,247,362
Franklin Templeton Growth Securities Class 2 Shares	329,799	468,447
Invesco V.I. American Franchise Series I Shares	156,405	3,099,296
Invesco V.I. Comstock Series I Shares	19,835,739	26,492,329
Invesco V.I. Core Equity Series I Shares	1,747,412	7,917,857
Invesco V.I. International Growth Series I Shares	739,197	2,065,923
Invesco V.I. Mid Cap Core Equity Series I Shares	640,856	1,031,272
Invesco V.I. Value Opportunities Series I Shares	4,397	8,934
Janus Aspen - Enterprise Service Shares	59,278	80,398
Janus Aspen - Forty Service Shares	909,827	894,573
MFS® Growth Initial Class	4,461,350	11,895,548
Oppenheimer Capital Appreciation Service Shares	177,464	115,651
Oppenheimer Main Street Small Cap Service Shares	243,621	554,299
Oppenheimer Main Street® Service Shares	24,889	106,723
PIMCO CommodityRealReturn® Strategy Administrative Class	3,043,501	1,990,903
PIMCO Low Duration Administrative Class	28,078,455	5,820,551
PIMCO Real Return Administrative Class	9,876,099	11,737,460
PIMCO Total Return Administrative Class	36,587,997	99,651,219
Pioneer Emerging Markets VCT Class II Shares	1,137,098	1,638,214
Pioneer Fund VCT Class II Shares	298,776	329,649
Pioneer High Yield VCT Class II Shares	1,051,363	498,800
Pioneer Real Estate Shares VCT Class II Shares	906,530	469,886
TA Aegon Tactical Vanguard ETF - Balanced Service Class	1,293,072	95,374
TA Aegon Tactical Vanguard ETF - Conservative Service Class	1,632,808	69,719
TA Aegon Tactical Vanguard ETF - Growth Service Class	437,743	2,967
TA AllianceBernstein Dynamic Allocation Service Class	187,512	22,290
TA Legg Mason Dynamic Allocation - Balanced Service Class	114,103	1,415
TA Legg Mason Dynamic Allocation - Growth Service Class	30,366	494
TA Market Participation Strategy Service Class	—	—
TA Morgan Stanley Mid-Cap Growth Service Class	2,942,253	8,869,727
TA PIMCO Tactical - Balanced Service Class	52,130	3,762
TA PIMCO Tactical - Conservative Service Class	140,058	219,250
TA PIMCO Tactical - Growth Service Class	—	—
TA Systematic Small/Mid Cap Value Service Class	35,180,008	6,024,867
TA Vanguard ETF - Balanced Service Class	902,153	61,966

16

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

2. Investments (continued)

Subaccount	Purchases	Sales
TA Vanguard ETF - Conservative Service Class	$420,643	$91,448
TA Vanguard ETF - Growth Service Class	199,482	1,849
TA WMC Diversified Growth Service Class	1,095,648	34,739,029
Wanger International	14,681,552	4,309,764
Wanger USA	6,653,899	2,357,573

17

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

3. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AllianceBernstein Global Thematic Growth Class A Shares	58,707	(105,044)	(46,337)	86,928	(176,142)	(89,214)
AllianceBernstein Growth and Income Class A Shares	5,840,370	(5,903,593)	(63,223)	841,323	(941,049)	(99,726)
AllianceBernstein International Value Class A Shares	6,163	(19,051)	(12,888)	—	18,015	18,015
AllianceBernstein Large Cap Growth Class A Shares	6,260,019	(6,861,308)	(601,289)	229,719	(977,378)	(747,659)
AllianceBernstein Small/Mid Cap Value Class A Shares	3,884	12,472	16,356	129	(70,090)	(69,961)
AllianceBernstein Value Class A Shares	1,122	6,755	7,877	387	(19,275)	(18,888)
American Century VP International Class I Shares	232,797	(481,518)	(248,721)	123,105	(494,513)	(371,408)
American Century VP Ultra® Class I Shares	358,856	(410,473)	(51,617)	171,071	(136,890)	34,181
American Funds - Asset Allocation Class 2 Shares	13,058	(99,390)	(86,332)	—	(96,863)	(96,863)
American Funds - Bond Class 2 Shares	11,198	(50,707)	(39,509)	14,908	6,723	21,631
American Funds - Growth Class 2 Shares	11,622	(228,806)	(217,184)	12,870	(280,546)	(267,676)
American Funds - Growth-Income Class 2 Shares	10,533	(123,307)	(112,774)	10,245	(196,388)	(186,143)
American Funds - International Class 2 Shares	48,225	(246,648)	(198,423)	46,645	(1,501,401)	(1,454,756)
BlackRock Basic Value V.I. Class I Shares	15,730,590	(16,533,239)	(802,649)	3,974,717	(4,941,269)	(966,552)
BlackRock Capital Appreciation V.I. Class I Shares	27,066,900	(31,323,255)	(4,256,355)	9,447,747	(12,417,159)	(2,969,412)
BlackRock Equity Dividend V.I. Class I Shares	3,228	(58,867)	(55,639)	5,766	(62,462)	(56,696)
BlackRock Global Allocation V.I. Class I Shares	893,790	(2,003,318)	(1,109,528)	888,778	(2,799,443)	(1,910,665)
BlackRock Global Opportunities V.I. Class I Shares	118,017	(270,206)	(152,189)	184,043	(446,331)	(262,288)
BlackRock Global Opportunities V.I. Class III Shares	2,897	(1,305)	1,592	196	(20,414)	(20,218)
BlackRock High Yield V.I. Class I Shares	222,081	194,663	416,744	293,927	(668,333)	(374,406)
BlackRock International V.I. Class I Shares	7,631,657	(8,179,970)	(548,313)	2,015,503	(3,005,546)	(990,043)
BlackRock Large Cap Core V.I. Class I Shares	102,829	(804,767)	(701,938)	158,086	(813,527)	(655,441)
BlackRock Large Cap Growth V.I. Class I Shares	273,747	(1,022,841)	(749,094)	404,498	(1,095,622)	(691,124)
BlackRock Large Cap Value V.I. Class I Shares	373,612	(932,256)	(558,644)	176,668	(819,125)	(642,457)
BlackRock Managed Volatility V.I. Class I Shares	4,275	(176,254)	(171,979)	10,577	(130,783)	(120,206)
BlackRock Money Market V.I. Class I Shares	11,662,754	(12,686,324)	(1,023,570)	4,719,880	(6,698,821)	(1,978,941)
BlackRock S&P 500 Index V.I. Class I Shares	7,389,499	(7,815,652)	(426,153)	1,973,603	(2,189,620)	(216,017)

18

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Total Return V.I. Class I Shares	3,394,475	(4,369,576)	(975,101)	1,260,087	(2,010,252)	(750,165)
BlackRock U.S. Government Bond V.I. Class I Shares	17,029,341	(18,077,299)	(1,047,958)	3,941,691	(4,637,638)	(695,947)
BlackRock Value Opportunities V.I. Class I Shares	1,330,600	(1,641,283)	(310,683)	355,807	(767,431)	(411,624)
Columbia - Select Smaller-Cap Value Class 1 Shares	5,946,673	(6,093,822)	(147,149)	2,280,257	(2,485,487)	(205,230)
Davis Value	12,262,350	(12,874,756)	(612,406)	1,716,972	(2,536,351)	(819,379)
Dreyfus VIF Appreciation Service Shares	14,547	(555,503)	(540,956)	12,435	(565,197)	(552,762)
Eaton Vance VT Floating-Rate Income	7,539	77,986	85,525	2,261	(5,636)	(3,375)
Eaton Vance VT Large-Cap Value	41,895	(1,047,500)	(1,005,605)	38,681	(1,981,050)	(1,942,369)
Federated Kaufmann II Primary Shares	4,660,577	(4,790,809)	(130,232)	431,348	(644,808)	(213,460)
Federated Managed Tail Risk II Primary Shares	854,406	(901,127)	(46,721)	59,904	(106,177)	(46,273)
Franklin Templeton Foreign Securities Class 2 Shares	—	(202,373)	(202,373)	1,713	(81,224)	(79,511)
Franklin Templeton Growth Securities Class 2 Shares	5,017	(17,539)	(12,522)	—	(39,898)	(39,898)
Invesco V.I. American Franchise Series I Shares	8,504,256	(8,779,525)	(275,269)	2,239,444	(560,169)	1,679,275
Invesco V.I. Comstock Series I Shares	8,956,260	(9,380,530)	(424,270)	3,335,948	(5,924,757)	(2,588,809)
Invesco V.I. Core Equity Series I Shares	4,845,191	(5,282,292)	(437,101)	421,741	(826,369)	(404,628)
Invesco V.I. International Growth Series I Shares	11,747,132	(11,852,677)	(105,545)	3,728,644	(4,057,204)	(328,560)
Invesco V.I. Mid Cap Core Equity Series I Shares	9,115	(50,592)	(41,477)	805	(7,010)	(6,205)
Invesco V.I. Value Opportunities Series I Shares	—	(389)	(389)	—	(25,096)	(25,096)
Janus Aspen - Enterprise Service Shares	—	(1,008)	(1,008)	—	(62,267)	(62,267)
Janus Aspen - Forty Service Shares	5,882	(792)	5,090	50	(42,306)	(42,256)
MFS® Growth Initial Class	22,264,625	(22,846,134)	(581,509)	8,314,407	(8,826,801)	(512,394)
Oppenheimer Capital Appreciation Service Shares	4,485	675	5,160	—	(13,756)	(13,756)
Oppenheimer Main Street Small Cap Service Shares	596	(17,977)	(17,381)	25	(13,848)	(13,823)
Oppenheimer Main Street® Service Shares	457	(5,791)	(5,334)	—	(4,269)	(4,269)
PIMCO CommodityRealReturn® Strategy Administrative Class	82,364	29,730	112,094	7,527	(8,657)	(1,130)
PIMCO Low Duration Administrative Class	260,757	1,572,693	1,833,450	39,081	1,610,069	1,649,150
PIMCO Real Return Administrative Class	237,259	(395,590)	(158,331)	21,620	938,001	959,621

19

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

3. Change in Units (continued)

	Year Ended December 31, 2013			Year Ended December 31, 2012
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
PIMCO Total Return Administrative Class	27,282,973	(31,610,041)	(4,327,068)	8,559,505	(7,549,367)	1,010,138
Pioneer Emerging Markets VCT Class II Shares	6,098	(49,096)	(42,998)	323	(52,513)	(52,190)
Pioneer Fund VCT Class II Shares	—	(4,549)	(4,549)	305	(8,620)	(8,315)
Pioneer High Yield VCT Class II Shares	2,060	15,763	17,823	295	(23,672)	(23,377)
Pioneer Real Estate Shares VCT Class II Shares	2,036	22,845	24,881	373	8,552	8,925
TA Aegon Tactical Vanguard ETF - Balanced Service Class	119,362	(7,487)	111,875	63,854	(138)	63,716
TA Aegon Tactical Vanguard ETF - Conservative Service Class	152,403	(5,660)	146,743	11,867	(183)	11,684
TA Aegon Tactical Vanguard ETF - Growth Service Class	39,716	(20)	39,696	364	(2)	362
TA AllianceBernstein Dynamic Allocation Service Class	1,882	15,127	17,009	—	(728)	(728)
TA Legg Mason Dynamic Allocation - Balanced Service Class	10,812	(18)	10,794	4,350	(1)	4,349
TA Legg Mason Dynamic Allocation - Growth Service Class	2,823	(30)	2,793	2,548	(2,548)	—
TA Market Participation Strategy Service Class	—	—	—	1	(1)	—
TA Morgan Stanley Mid-Cap Growth Service Class	23,655	(521,483)	(497,828)	19,965	40,296	60,261
TA PIMCO Tactical - Balanced Service Class	5,000	(313)	4,687	1	(1)	—
TA PIMCO Tactical - Conservative Service Class	13,338	(20,920)	(7,582)	21,611	(1)	21,610
TA PIMCO Tactical - Growth Service Class	—	—	—	1	(1)	—
TA Systematic Small/Mid Cap Value Service Class	31,040	2,120,224	2,151,264	5,918	(100,616)	(94,698)
TA Vanguard ETF - Balanced Service Class	83,666	(4,905)	78,761	7,907	(2)	7,905
TA Vanguard ETF - Conservative Service Class	38,781	(8,335)	30,446	25,963	(122)	25,841
TA Vanguard ETF - Growth Service Class	20,230	(3,063)	17,167	3,018	(3,018)	—
TA WMC Diversified Growth Service Class	51,233	(3,138,620)	(3,087,387)	58,128	(1,901,793)	(1,843,665)
Wanger International	39,707	553,911	593,618	18,309	(297,721)	(279,412)
Wanger USA	7,014	183,562	190,576	3,544	(103,314)	(99,770)

20

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
AllianceBernstein Global Thematic Growth Class A Shares
	12/31/2013	651,913	$8.53	to	$8.53	$5,561,367	0.27%	1.35%	to	1.35%	21.61%	to	21.61%
	12/31/2012	698,250	7.02	to	7.02	4,898,236	—	1.35	to	1.35	11.99	to	11.99
	12/31/2011	787,464	6.26	to	6.26	4,932,627	0.63	1.35	to	1.35	(24.25)	to	(24.25)
	12/31/2010	1,032,284	8.27	to	8.27	8,536,194	2.15	1.35	to	1.35	17.35	to	17.35
	12/31/2009	902,077	7.05	to	7.05	6,356,519	—	1.35	to	1.35	51.43	to	51.43
AllianceBernstein Growth and Income Class A Shares
	12/31/2013	573,537	17.95	to	17.94	10,290,056	1.34	1.55	to	1.59	32.89	to	32.84
	12/31/2012	636,760	13.51	to	13.51	8,600,100	1.55	1.55	to	1.59	15.71	to	15.67
	12/31/2011	736,486	11.67	to	11.68	8,599,421	1.34	1.55	to	1.59	4.70	to	4.66
	12/31/2010	882,638	11.15	to	11.16	9,847,077	—	1.55	to	1.59	11.37	to	11.32
	12/31/2009	1,366,831	10.01	to	10.02	13,697,318	5.36	1.55	to	1.59	18.97	to	18.92
AllianceBernstein International Value Class A Shares
	12/31/2013	298,247	7.29	to	7.04	2,135,345	6.23	1.25	to	1.75	21.48	to	20.87
	12/31/2012	311,135	6.00	to	5.83	1,838,371	1.70	1.25	to	1.75	13.11	to	12.54
	12/31/2011	293,120	5.30	to	5.18	1,534,686	4.04	1.25	to	1.75	(20.25)	to	(20.64)
	12/31/2010	295,957	6.65	to	6.52	1,948,303	2.93	1.25	to	1.75	3.30	to	2.80
	12/31/2009	349,280	6.44	to	6.35	2,233,196	1.34	1.25	to	1.75	33.01	to	32.35
AllianceBernstein Large Cap Growth Class A Shares
	12/31/2013	3,954,666	24.79	to	8.95	88,014,801	0.07	1.35	to	1.59	35.51	to	35.18
	12/31/2012	4,555,955	18.30	to	6.62	74,361,717	0.29	1.35	to	1.59	14.82	to	14.55
	12/31/2011	5,303,614	15.93	to	5.78	74,222,693	0.33	1.35	to	1.59	(4.33)	to	(4.56)
	12/31/2010	6,139,351	16.66	to	6.05	88,874,902	0.50	1.35	to	1.59	8.63	to	8.38
	12/31/2009	6,954,144	15.33	to	5.59	92,478,891	0.15	1.35	to	1.59	35.68	to	35.35
AllianceBernstein Small/Mid Cap Value Class A Shares
	12/31/2013	269,741	21.70	to	20.72	5,709,361	0.65	1.25	to	1.75	36.34	to	35.66
	12/31/2012	253,385	15.92	to	15.28	3,947,892	0.53	1.25	to	1.75	17.27	to	16.68
	12/31/2011	323,346	13.57	to	13.09	4,304,813	0.48	1.25	to	1.75	(9.52)	to	(9.96)
	12/31/2010	303,179	15.00	to	14.54	4,476,272	0.45	1.25	to	1.75	25.34	to	24.73
	12/31/2009	320,391	11.97	to	11.66	3,783,806	0.66	1.25	to	1.75	41.08	to	40.38
AllianceBernstein Value Class A Shares
	12/31/2013	123,097	14.73	to	14.06	1,776,477	2.36	1.25	to	1.75	35.15	to	34.48
	12/31/2012	115,220	10.90	to	10.46	1,232,701	1.91	1.25	to	1.75	14.29	to	13.72
	12/31/2011	134,108	9.53	to	9.20	1,257,956	1.40	1.25	to	1.75	(4.69)	to	(5.16)
	12/31/2010	142,859	10.00	to	9.70	1,410,217	2.01	1.25	to	1.75	10.43	to	9.89
	12/31/2009	150,901	9.06	to	8.82	1,352,056	3.40	1.25	to	1.75	19.62	to	19.02
American Century VP International Class I Shares
	12/31/2013	2,796,328	14.32	to	14.32	40,038,802	1.73	1.35	to	1.35	20.77	to	20.77
	12/31/2012	3,045,049	11.86	to	11.86	36,101,766	0.86	1.35	to	1.35	19.53	to	19.53
	12/31/2011	3,416,457	9.92	to	9.92	33,886,277	1.50	1.35	to	1.35	(13.21)	to	(13.21)
	12/31/2010	3,909,759	11.43	to	11.43	44,682,658	2.38	1.35	to	1.35	11.78	to	11.78
	12/31/2009	4,415,605	10.22	to	10.22	45,143,560	2.87	1.35	to	1.35	31.97	to	31.97
American Century VP Ultra® Class I Shares
	12/31/2013	417,626	16.91	to	16.15	6,786,715	0.54	1.25	to	1.75	35.37	to	34.70
	12/31/2012	469,243	12.49	to	11.99	5,641,430	—	1.25	to	1.75	12.51	to	11.94
	12/31/2011	435,062	11.10	to	10.71	4,657,103	—	1.25	to	1.75	(0.18)	to	(0.67)
	12/31/2010	481,688	11.12	to	10.78	5,172,843	0.53	1.25	to	1.75	14.65	to	14.09
	12/31/2009	566,163	9.70	to	9.45	5,312,686	0.87	1.25	to	1.75	32.81	to	32.15

21

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
American Funds - Asset Allocation Class 2 Shares
	12/31/2013	873,785	$17.65	to	$16.86	$15,087,252	1.45%	1.40%	to	1.90%	21.97%	to	21.36%
	12/31/2012	960,117	14.47	to	13.89	13,631,635	1.89	1.40	to	1.90	14.57	to	14.00
	12/31/2011	1,056,980	12.63	to	12.19	13,130,281	1.76	1.40	to	1.90	(0.10)	to	(0.59)
	12/31/2010	1,248,656	12.65	to	12.26	15,565,673	1.99	1.40	to	1.90	10.95	to	10.41
	12/31/2009	1,339,008	11.40	to	11.10	15,077,696	2.45	1.40	to	1.90	22.26	to	21.65
American Funds - Bond Class 2 Shares
	12/31/2013	852,653	11.97	to	11.43	9,984,403	1.77	1.40	to	1.90	(3.52)	to	(4.00)
	12/31/2012	892,162	12.41	to	11.91	10,860,769	2.51	1.40	to	1.90	3.90	to	3.39
	12/31/2011	870,531	11.94	to	11.52	10,222,929	2.71	1.40	to	1.90	4.64	to	4.13
	12/31/2010	1,165,909	11.41	to	11.06	13,100,988	2.98	1.40	to	1.90	4.97	to	4.46
	12/31/2009	4,715,071	10.87	to	10.59	50,572,622	3.13	1.40	to	1.90	11.04	to	10.49
American Funds - Growth Class 2 Shares
	12/31/2013	2,182,366	19.03	to	18.18	40,642,257	0.93	1.40	to	1.90	28.29	to	27.65
	12/31/2012	2,399,550	14.84	to	14.24	34,917,723	0.78	1.40	to	1.90	16.25	to	15.67
	12/31/2011	2,667,226	12.76	to	12.31	33,473,270	0.58	1.40	to	1.90	(5.60)	to	(6.06)
	12/31/2010	3,363,544	13.52	to	13.10	44,792,087	0.71	1.40	to	1.90	17.04	to	16.47
	12/31/2009	3,928,533	11.55	to	11.25	44,811,203	0.55	1.40	to	1.90	37.48	to	36.79
American Funds - Growth-Income Class 2 Shares
	12/31/2013	1,596,954	17.04	to	16.27	26,575,313	1.36	1.40	to	1.90	31.64	to	30.99
	12/31/2012	1,709,728	12.94	to	12.42	21,669,832	1.59	1.40	to	1.90	15.84	to	15.27
	12/31/2011	1,895,871	11.17	to	10.78	20,791,451	1.49	1.40	to	1.90	(3.18)	to	(3.66)
	12/31/2010	2,143,487	11.54	to	11.19	24,349,159	1.49	1.40	to	1.90	9.89	to	9.35
	12/31/2009	2,230,965	10.50	to	10.23	23,124,870	1.60	1.40	to	1.90	29.42	to	28.77
American Funds - International Class 2 Shares
	12/31/2013	5,338,552	18.82	to	17.97	98,222,441	1.37	1.40	to	1.90	19.94	to	19.35
	12/31/2012	5,536,975	15.69	to	15.06	85,146,149	1.38	1.40	to	1.90	16.26	to	15.68
	12/31/2011	6,991,731	13.50	to	13.02	92,707,631	1.72	1.40	to	1.90	(15.15)	to	(15.57)
	12/31/2010	7,732,016	15.91	to	15.42	121,142,480	2.08	1.40	to	1.90	5.75	to	5.24
	12/31/2009	7,717,570	15.04	to	14.65	114,611,285	1.70	1.40	to	1.90	41.09	to	40.38
BlackRock Basic Value V.I. Class I Shares
	12/31/2013	5,426,364	17.82	to	17.02	246,675,292	1.42	1.25	to	1.75	36.36	to	35.68
	12/31/2012	6,229,013	13.07	to	12.55	205,440,627	1.73	1.25	to	1.75	12.63	to	12.07
	12/31/2011	7,195,565	11.61	to	11.19	209,328,189	1.69	1.25	to	1.75	(3.65)	to	(4.13)
	12/31/2010	8,326,313	12.05	to	11.68	251,894,744	1.59	1.25	to	1.75	11.41	to	10.86
	12/31/2009	14,157,850	10.81	to	10.53	309,325,482	2.46	1.25	to	1.75	29.51	to	28.87
BlackRock Capital Appreciation V.I. Class I Shares
	12/31/2013	10,937,085	17.85	to	17.05	155,284,616	0.00	1.25	to	1.75	32.16	to	31.50
	12/31/2012	15,193,440	13.51	to	12.97	168,263,472	0.71	1.25	to	1.75	12.43	to	11.87
	12/31/2011	18,162,852	12.02	to	11.59	180,497,328	0.30	1.25	to	1.75	(10.01)	to	(10.45)
	12/31/2010	20,664,824	13.35	to	12.94	225,074,062	—	1.25	to	1.75	18.06	to	17.48
	12/31/2009	20,492,598	11.31	to	11.02	187,373,598	0.42	1.25	to	1.75	34.32	to	33.65
BlackRock Equity Dividend V.I. Class I Shares
	12/31/2013	367,366	42.14	to	42.14	15,480,960	1.93	1.35	to	1.35	22.85	to	22.85
	12/31/2012	423,005	34.30	to	34.30	14,510,043	2.23	1.35	to	1.35	10.62	to	10.62
	12/31/2011	479,701	31.01	to	31.01	14,875,625	2.05	1.35	to	1.35	4.56	to	4.56
	12/31/2010	556,063	29.66	to	29.66	16,492,049	2.77	1.35	to	1.35	8.86	to	8.86
	12/31/2009	646,013	27.24	to	27.24	17,599,662	3.17	1.35	to	1.35	13.33	to	13.33
BlackRock Global Allocation V.I. Class I Shares
	12/31/2013	17,766,130	19.29	to	18.42	567,796,279	1.14	1.25	to	1.75	13.33	to	12.77
	12/31/2012	18,875,658	17.02	to	16.34	537,686,873	1.49	1.25	to	1.75	8.91	to	8.36
	12/31/2011	20,786,323	15.63	to	15.07	546,941,699	2.16	1.25	to	1.75	(4.68)	to	(5.15)
	12/31/2010	22,187,241	16.40	to	15.89	613,245,749	1.18	1.25	to	1.75	8.70	to	8.16
	12/31/2009	23,013,045	15.08	to	14.69	595,179,866	1.93	1.25	to	1.75	19.70	to	19.11

22

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock Global Opportunities V.I. Class I Shares
	12/31/2013	1,871,874	$18.08	to	$18.08	$33,837,779	0.36%	1.35%	to	1.35%	28.04%	to	28.04%
	12/31/2012	2,024,063	14.12	to	14.12	28,577,238	1.06	1.35	to	1.35	13.07	to	13.07
	12/31/2011	2,286,351	12.49	to	12.49	28,548,245	1.07	1.35	to	1.35	(13.56)	to	(13.56)
	12/31/2010	2,595,934	14.44	to	14.44	37,497,057	0.81	1.35	to	1.35	9.75	to	9.75
	12/31/2009	3,031,907	13.16	to	13.16	39,904,686	2.26	1.35	to	1.35	33.83	to	33.83
BlackRock Global Opportunities V.I. Class III Shares
	12/31/2013	128,106	10.57	to	10.27	1,329,714	0.13	1.25	to	1.75	27.90	to	27.27
	12/31/2012	126,514	8.26	to	8.07	1,030,446	0.81	1.25	to	1.75	12.85	to	12.29
	12/31/2011	146,732	7.32	to	7.19	1,062,637	0.95	1.25	to	1.75	(13.61)	to	(14.03)
	12/31/2010	124,272	8.47	to	8.36	1,044,383	0.62	1.25	to	1.75	9.56	to	9.03
	12/31/2009	114,717	7.73	to	7.67	882,431	5.37	1.25	to	1.75	33.70	to	33.03
BlackRock High Yield V.I. Class I Shares
	12/31/2013	4,451,960	17.71	to	16.91	129,255,147	5.84	1.25	to	1.75	7.98	to	7.44
	12/31/2012	4,035,216	16.40	to	15.74	119,605,882	6.57	1.25	to	1.75	14.22	to	13.65
	12/31/2011	4,409,622	14.36	to	13.85	115,338,079	6.98	1.25	to	1.75	2.06	to	1.56
	12/31/2010	4,438,089	14.07	to	13.64	113,591,593	7.68	1.25	to	1.75	13.94	to	13.38
	12/31/2009	4,251,336	12.35	to	12.03	104,742,210	9.46	1.25	to	1.75	54.68	to	53.91
BlackRock International V.I. Class I Shares
	12/31/2013	5,660,580	15.81	to	15.09	109,870,027	2.13	1.25	to	1.75	21.23	to	20.62
	12/31/2012	6,208,893	13.04	to	12.51	99,836,702	1.77	1.25	to	1.75	13.65	to	13.08
	12/31/2011	7,198,936	11.47	to	11.07	101,938,640	2.38	1.25	to	1.75	(14.77)	to	(15.19)
	12/31/2010	7,875,429	13.46	to	13.05	131,008,911	1.11	1.25	to	1.75	5.25	to	4.74
	12/31/2009	8,719,291	12.79	to	12.46	138,524,740	2.51	1.25	to	1.75	28.35	to	27.71
BlackRock Large Cap Core V.I. Class I Shares
	12/31/2013	4,545,229	17.86	to	17.05	190,478,610	1.02	1.25	to	1.75	31.96	to	31.30
	12/31/2012	5,247,167	13.53	to	12.99	166,417,099	1.41	1.25	to	1.75	11.31	to	10.75
	12/31/2011	5,902,608	12.16	to	11.73	168,964,009	1.09	1.25	to	1.75	1.13	to	0.64
	12/31/2010	6,651,129	12.02	to	11.65	188,186,333	1.02	1.25	to	1.75	7.78	to	7.25
	12/31/2009	7,515,947	11.16	to	10.87	198,118,954	1.30	1.25	to	1.75	21.02	to	20.41
BlackRock Large Cap Growth V.I. Class I Shares
	12/31/2013	5,492,793	17.68	to	16.88	82,260,786	0.69	1.25	to	1.75	32.26	to	31.60
	12/31/2012	6,241,887	13.37	to	12.83	70,774,036	1.36	1.25	to	1.75	13.79	to	13.22
	12/31/2011	6,933,011	11.75	to	11.33	69,118,778	0.80	1.25	to	1.75	1.19	to	0.70
	12/31/2010	8,200,692	11.61	to	11.25	80,718,554	0.70	1.25	to	1.75	14.06	to	13.50
	12/31/2009	14,344,378	10.18	to	9.91	130,518,260	0.65	1.25	to	1.75	25.24	to	24.62
BlackRock Large Cap Value V.I. Class I Shares
	12/31/2013	4,636,235	16.84	to	16.09	90,526,481	1.19	1.25	to	1.75	31.95	to	31.29
	12/31/2012	5,194,879	12.77	to	12.25	76,979,613	1.45	1.25	to	1.75	12.16	to	11.61
	12/31/2011	5,837,336	11.38	to	10.98	77,275,581	1.27	1.25	to	1.75	(1.98)	to	(2.46)
	12/31/2010	6,907,620	11.61	to	11.25	93,749,020	1.11	1.25	to	1.75	7.27	to	6.75
	12/31/2009	8,098,832	10.82	to	10.54	102,704,151	1.57	1.25	to	1.75	12.91	to	12.34
BlackRock Managed Volatility V.I. Class I Shares
	12/31/2013	760,915	25.65	to	25.65	19,519,482	1.39	1.35	to	1.35	11.11	to	11.11
	12/31/2012	932,894	23.09	to	23.09	21,538,520	1.36	1.35	to	1.35	8.40	to	8.40
	12/31/2011	1,053,100	21.30	to	21.30	22,428,864	2.08	1.35	to	1.35	2.46	to	2.46
	12/31/2010	1,200,740	20.79	to	20.79	24,958,681	1.78	1.35	to	1.35	7.32	to	7.32
	12/31/2009	1,373,382	19.37	to	19.37	26,600,957	2.22	1.35	to	1.35	16.36	to	16.36
BlackRock Money Market V.I. Class I Shares
	12/31/2013	9,820,693	10.34	to	9.87	129,069,904	—	1.25	to	1.75	(1.24)	to	(1.73)
	12/31/2012	10,844,263	10.47	to	10.05	144,927,605	—	1.25	to	1.75	(1.24)	to	(1.74)
	12/31/2011	12,823,204	10.60	to	10.22	173,233,884	—	1.25	to	1.75	(1.23)	to	(1.71)
	12/31/2010	15,007,488	10.73	to	10.40	205,207,467	—	1.25	to	1.75	(1.23)	to	(1.72)
	12/31/2009	19,190,850	10.86	to	10.58	265,497,782	0.14	1.25	to	1.75	(1.08)	to	(1.58)

23

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BlackRock S&P 500 Index V.I. Class I Shares
	12/31/2013		6,011,189	$17.43	to	$16.64	$139,068,330	1.67%	1.25%	to	1.75%	30.23%	to	29.58%
	12/31/2012		6,437,342	13.38	to	12.84	114,381,232	1.88	1.25	to	1.75	14.16	to	13.59
	12/31/2011		6,653,359	11.72	to	11.31	104,486,880	1.64	1.25	to	1.75	0.44	to	(0.05)
	12/31/2010		7,464,148	11.67	to	11.31	116,452,532	1.62	1.25	to	1.75	13.28	to	12.73
	12/31/2009		8,346,405	10.30	to	10.04	115,247,298	1.98	1.25	to	1.75	24.62	to	24.00
BlackRock Total Return V.I. Class I Shares
	12/31/2013		5,239,198	12.83	to	12.25	119,871,478	3.11	1.25	to	1.75	(2.36)	to	(2.85)
	12/31/2012		6,214,299	13.14	to	12.61	146,102,456	3.50	1.25	to	1.75	6.90	to	6.37
	12/31/2011		6,964,464	12.29	to	11.86	153,622,324	4.15	1.25	to	1.75	4.87	to	4.36
	12/31/2010		8,026,657	11.72	to	11.36	169,226,502	4.98	1.25	to	1.75	8.23	to	7.70
	12/31/2009		9,290,518	10.83	to	10.55	181,548,085	5.98	1.25	to	1.75	16.42	to	15.84
BlackRock U.S. Government Bond V.I. Class I Shares
	12/31/2013		5,025,337	12.17	to	11.62	94,205,062	2.45	1.25	to	1.75	(4.46)	to	(4.94)
	12/31/2012		6,073,295	12.74	to	12.23	119,798,781	2.45	1.25	to	1.75	1.13	to	0.63
	12/31/2011		6,769,242	12.60	to	12.15	132,874,569	3.19	1.25	to	1.75	5.01	to	4.50
	12/31/2010		9,325,603	12.00	to	11.63	175,906,672	3.82	1.25	to	1.75	7.42	to	6.90
	12/31/2009		11,750,490	11.17	to	10.88	203,051,569	3.80	1.25	to	1.75	(3.01)	to	(3.49)
BlackRock Value Opportunities V.I. Class I Shares
	12/31/2013		2,914,552	19.07	to	18.21	165,624,166	0.53	1.25	to	1.75	40.63	to	39.93
	12/31/2012		3,225,235	13.56	to	13.02	131,012,837	0.46	1.25	to	1.75	12.12	to	11.57
	12/31/2011		3,636,859	12.10	to	11.67	132,210,199	0.38	1.25	to	1.75	(3.63)	to	(4.10)
	12/31/2010		4,244,221	12.55	to	12.17	160,877,272	0.53	1.25	to	1.75	27.10	to	26.48
	12/31/2009		4,781,324	9.87	to	9.62	141,501,486	0.76	1.25	to	1.75	26.75	to	26.12
Columbia - Select Smaller-Cap Value Class 1 Shares
	12/31/2013		724,350	14.75	to	14.73	10,669,752	—	1.55	to	1.59	46.27	to	46.21
	12/31/2012		871,499	10.08	to	10.07	8,779,634	—	1.55	to	1.59	16.10	to	16.05
	12/31/2011	(1)	1,076,729	8.68	to	8.68	9,346,714	—	1.55	to	1.59	(13.17)	to	(13.20)
Davis Value
	12/31/2013		5,361,589	16.25	to	15.52	85,125,367	0.86	1.25	to	1.75	31.77	to	31.11
	12/31/2012		5,973,995	12.33	to	11.83	72,042,655	1.59	1.25	to	1.75	11.67	to	11.11
	12/31/2011		6,793,374	11.04	to	10.65	73,369,157	0.70	1.25	to	1.75	(5.36)	to	(5.82)
	12/31/2010		12,102,514	11.67	to	11.31	139,265,601	1.42	1.25	to	1.75	11.37	to	10.83
	12/31/2009		17,945,048	10.48	to	10.20	185,644,288	1.19	1.25	to	1.75	29.53	to	28.88
Dreyfus VIF Appreciation Service Shares
	12/31/2013		1,265,311	17.79	to	16.99	22,010,040	1.76	1.15	to	1.65	19.44	to	18.85
	12/31/2012		1,806,267	14.89	to	14.29	26,366,039	3.35	1.15	to	1.65	8.87	to	8.33
	12/31/2011		2,359,029	13.68	to	13.19	31,691,526	1.53	1.15	to	1.65	7.51	to	6.98
	12/31/2010		2,582,877	12.72	to	12.33	32,360,650	0.15	1.15	to	1.65	13.74	to	13.18
	12/31/2009		117,026	11.19	to	10.90	1,292,736	5.10	1.15	to	1.65	20.83	to	20.23
Eaton Vance VT Floating-Rate Income
	12/31/2013		313,604	13.25	to	12.65	4,057,128	3.48	1.15	to	1.65	2.67	to	2.15
	12/31/2012		228,079	12.91	to	12.39	2,879,153	4.21	1.15	to	1.65	6.11	to	5.58
	12/31/2011		231,454	12.16	to	11.73	2,759,848	4.25	1.15	to	1.65	1.39	to	0.90
	12/31/2010		240,969	12.00	to	11.63	2,842,473	4.35	1.15	to	1.65	7.90	to	7.37
	12/31/2009		227,735	11.12	to	10.83	2,494,381	4.78	1.15	to	1.65	42.77	to	42.06
Eaton Vance VT Large-Cap Value
	12/31/2013		3,856,401	12.17	to	11.77	46,160,026	0.86	1.15	to	1.65	27.27	to	26.64
	12/31/2012		4,862,006	9.56	to	9.29	45,842,254	1.23	1.15	to	1.65	13.80	to	13.23
	12/31/2011		6,804,375	8.40	to	8.21	56,510,884	1.15	1.15	to	1.65	(7.04)	to	(7.50)
	12/31/2010		7,820,794	9.04	to	8.87	70,047,439	0.53	1.15	to	1.65	14.13	to	13.57
	12/31/2009		5,351,446	7.92	to	7.81	42,098,358	1.02	1.15	to	1.65	16.90	to	16.32

24

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Federated Kaufmann II Primary Shares
	12/31/2013	1,527,240	$20.01	to	$19.11	$29,524,626	—%	1.25%	to	1.75%	38.38%	to	37.69%
	12/31/2012	1,657,472	14.46	to	13.88	23,191,977	—	1.25	to	1.75	15.83	to	15.25
	12/31/2011	1,870,932	12.48	to	12.04	22,638,049	1.12	1.25	to	1.75	(14.35)	to	(14.77)
	12/31/2010	2,243,484	14.57	to	14.13	31,738,443	0.12	1.25	to	1.75	16.54	to	15.97
	12/31/2009	4,129,011	12.51	to	12.18	50,093,541	—	1.25	to	1.75	27.88	to	27.25
Federated Managed Tail Risk II Primary Shares
	12/31/2013	341,539	13.89	to	13.26	4,606,937	1.03	1.25	to	1.75	15.01	to	14.43
	12/31/2012	388,260	12.08	to	11.59	4,560,463	0.56	1.25	to	1.75	8.80	to	8.26
	12/31/2011	434,533	11.10	to	10.71	4,699,310	0.75	1.25	to	1.75	(6.46)	to	(6.92)
	12/31/2010	547,337	11.87	to	11.50	6,336,306	3.32	1.25	to	1.75	11.68	to	11.13
	12/31/2009	4,943,073	10.62	to	10.35	51,747,841	1.25	1.25	to	1.75	12.07	to	11.51
Franklin Templeton Foreign Securities Class 2 Shares
	12/31/2013	276,285	18.16	to	17.34	4,905,008	2.22	1.15	to	1.65	21.57	to	20.96
	12/31/2012	478,658	14.94	to	14.34	6,998,829	3.07	1.15	to	1.65	16.88	to	16.29
	12/31/2011	558,169	12.78	to	12.33	7,002,114	1.69	1.15	to	1.65	(11.65)	to	(12.08)
	12/31/2010	615,532	14.47	to	14.02	8,760,663	1.87	1.15	to	1.65	7.17	to	6.65
	12/31/2009	612,127	13.50	to	13.15	8,147,962	3.10	1.15	to	1.65	35.48	to	34.80
Franklin Templeton Growth Securities Class 2 Shares
	12/31/2013	211,974	16.25	to	15.52	3,353,201	2.69	1.15	to	1.65	29.33	to	28.68
	12/31/2012	224,496	12.56	to	12.06	2,753,908	2.04	1.15	to	1.65	19.68	to	19.08
	12/31/2011	264,394	10.50	to	10.13	2,719,508	1.31	1.15	to	1.65	(8.03)	to	(8.48)
	12/31/2010	286,225	11.41	to	11.06	3,212,402	1.35	1.15	to	1.65	6.17	to	5.65
	12/31/2009	308,256	10.75	to	10.47	3,267,150	3.65	1.15	to	1.65	29.61	to	28.96
Invesco V.I. American Franchise Series I Shares
	12/31/2013	2,001,728	13.36	to	7.82	24,481,876	0.43	1.35	to	1.59	38.26	to	37.93
	12/31/2012	2,276,997	11.64	to	5.67	20,079,581	—	1.35	to	1.59	11.98	to	11.93
	12/31/2011	597,722	10.39	to	5.07	3,067,121	—	1.55	to	1.59	(7.61)	to	(7.64)
	12/31/2010	735,614	11.25	to	5.49	4,125,946	—	1.55	to	1.59	18.02	to	17.97
	12/31/2009	866,507	9.53	to	4.65	4,119,313	0.11	1.55	to	1.59	63.52	to	63.45
Invesco V.I. Comstock Series I Shares
	12/31/2013	8,586,540	17.72	to	16.92	152,007,696	1.71	1.25	to	1.75	34.29	to	33.62
	12/31/2012	9,010,810	13.19	to	12.66	119,072,522	1.72	1.25	to	1.75	17.75	to	17.16
	12/31/2011	11,599,619	11.20	to	10.81	130,112,176	1.82	1.25	to	1.75	(3.05)	to	(3.53)
	12/31/2010	8,010,700	11.56	to	11.20	92,045,545	0.10	1.25	to	1.75	14.55	to	13.98
	12/31/2009	1,904,559	10.09	to	9.83	19,538,948	7.47	1.25	to	1.75	27.18	to	26.55
Invesco V.I. Core Equity Series I Shares
	12/31/2013	3,736,678	15.76	to	15.47	58,840,522	1.38	1.35	to	1.59	27.52	to	27.21
	12/31/2012	4,173,779	12.36	to	12.16	51,544,784	0.96	1.35	to	1.59	12.35	to	12.08
	12/31/2011	4,578,407	11.00	to	10.85	50,328,730	0.93	1.35	to	1.59	(1.39)	to	(1.62)
	12/31/2010	5,208,695	11.16	to	11.03	58,069,962	0.88	1.35	to	1.59	8.10	to	7.84
	12/31/2009	7,078,446	10.32	to	10.23	72,916,730	1.63	1.35	to	1.59	26.58	to	26.28
Invesco V.I. International Growth Series I Shares
	12/31/2013	882,403	23.14	to	12.89	11,751,416	1.22	1.55	to	1.59	17.18	to	17.14
	12/31/2012	987,948	19.75	to	11.01	11,211,134	1.35	1.55	to	1.59	13.75	to	13.71
	12/31/2011	1,316,508	17.36	to	9.68	13,287,545	1.55	1.55	to	1.59	(8.16)	to	(8.20)
	12/31/2010	1,560,006	18.90	to	10.54	17,147,544	2.03	1.55	to	1.59	11.14	to	11.10
	12/31/2009	993,864	17.01	to	9.49	9,789,136	1.54	1.55	to	1.59	33.17	to	33.11
Invesco V.I. Mid Cap Core Equity Series I Shares
	12/31/2013	251,202	17.96	to	17.15	4,391,697	0.68	1.25	to	1.75	27.21	to	26.58
	12/31/2012	292,679	14.12	to	13.55	4,035,107	0.07	1.25	to	1.75	9.57	to	9.03
	12/31/2011	298,884	12.89	to	12.43	3,772,523	0.29	1.25	to	1.75	(7.53)	to	(7.99)
	12/31/2010	343,156	13.94	to	13.51	4,697,424	0.58	1.25	to	1.75	12.70	to	12.15
	12/31/2009	1,379,521	12.36	to	12.04	16,829,538	1.83	1.25	to	1.75	28.60	to	27.96

25

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

			Unit Fair Value					Expense			Total Return***
			Corresponding to				Investment	Ratio**			Corresponding to
	Year		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Invesco V.I. Value Opportunities Series I Shares
	12/31/2013	24,175	14.06	to	13.43	$333,955	1.49%	1.25%	to	1.75%	32.09%	to	31.44%
	12/31/2012	24,564	10.64	to	10.21	257,376	1.30	1.25	to	1.75	16.24	to	15.66
	12/31/2011	49,660	9.16	to	8.83	449,371	1.01	1.25	to	1.75	(4.24)	to	(4.71)
	12/31/2010	42,524	9.56	to	9.27	402,147	0.64	1.25	to	1.75	6.03	to	5.51
	12/31/2009	86,594	9.02	to	8.79	769,029	1.69	1.25	to	1.75	46.17	to	45.44
Janus Aspen - Enterprise Service Shares
	12/31/2013	38,859	16.80	to	16.24	639,479	0.37	1.15	to	1.65	30.53	to	29.88
	12/31/2012	39,867	12.87	to	12.50	504,106	—	1.15	to	1.65	15.65	to	15.07
	12/31/2011	102,134	11.13	to	10.86	1,120,380	—	1.15	to	1.65	(2.77)	to	(3.25)
	12/31/2010	120,706	11.44	to	11.23	1,366,424	—	1.15	to	1.65	24.09	to	23.48
	12/31/2009	883,877	9.22	to	9.09	8,094,719	—	1.15	to	1.65	42.79	to	42.08
Janus Aspen - Forty Service Shares
	12/31/2013	380,595	16.39	to	15.84	6,123,779	0.61	1.15	to	1.65	29.39	to	28.74
	12/31/2012	375,505	12.67	to	12.30	4,684,302	0.57	1.15	to	1.65	22.44	to	21.83
	12/31/2011	417,761	10.35	to	10.10	4,266,952	0.23	1.15	to	1.65	(8.00)	to	(8.45)
	12/31/2010	651,124	11.24	to	11.03	7,239,649	0.09	1.15	to	1.65	5.27	to	4.75
	12/31/2009	5,555,642	10.68	to	10.53	58,922,519	0.01	1.15	to	1.65	44.35	to	43.63
MFS® Growth Initial Class
	12/31/2013	3,559,234	26.74	to	9.20	75,037,613	0.23	1.35	to	1.59	35.02	to	34.69
	12/31/2012	4,140,743	19.81	to	6.83	61,986,152	—	1.35	to	1.59	15.81	to	15.53
	12/31/2011	4,653,137	17.10	to	5.91	58,445,704	0.19	1.35	to	1.59	(1.65)	to	(1.88)
	12/31/2010	5,190,390	17.39	to	6.02	66,096,740	0.12	1.35	to	1.59	13.80	to	13.53
	12/31/2009	4,232,487	15.28	to	5.31	55,594,869	0.32	1.35	to	1.59	35.83	to	35.51
Oppenheimer Capital Appreciation Service Shares
	12/31/2013	109,607	15.58	to	14.88	1,674,402	0.75	1.15	to	1.65	27.95	to	27.31
	12/31/2012	104,447	12.18	to	11.69	1,250,483	0.41	1.15	to	1.65	12.50	to	11.94
	12/31/2011	118,203	10.82	to	10.44	1,259,826	0.10	1.15	to	1.65	(2.49)	to	(2.97)
	12/31/2010	121,330	11.10	to	10.76	1,327,691	—	1.15	to	1.65	7.90	to	7.37
	12/31/2009	138,432	10.29	to	10.02	1,408,111	0.01	1.15	to	1.65	42.51	to	41.80
Oppenheimer Main Street Small Cap Service Shares
	12/31/2013	146,204	21.53	to	20.56	3,076,982	0.70	1.15	to	1.65	39.02	to	38.32
	12/31/2012	163,585	15.49	to	14.86	2,484,436	0.33	1.15	to	1.65	16.32	to	15.74
	12/31/2011	177,408	13.31	to	12.84	2,325,120	0.40	1.15	to	1.65	(3.49)	to	(3.96)
	12/31/2010	197,969	13.80	to	13.37	2,693,891	0.43	1.15	to	1.65	21.66	to	21.06
	12/31/2009	253,922	11.34	to	11.05	2,847,047	0.63	1.15	to	1.65	35.32	to	34.65
Oppenheimer Main Street® Service Shares
	12/31/2013	28,631	17.18	to	16.40	479,923	0.90	1.15	to	1.65	29.94	to	29.29
	12/31/2012	33,965	13.22	to	12.69	438,981	0.62	1.15	to	1.65	15.27	to	14.70
	12/31/2011	38,234	11.47	to	11.06	428,860	0.60	1.15	to	1.65	(1.45)	to	(1.93)
	12/31/2010	55,003	11.64	to	11.28	626,910	1.05	1.15	to	1.65	14.51	to	13.95
	12/31/2009	88,705	10.16	to	9.90	885,458	1.53	1.15	to	1.65	26.53	to	25.90
PIMCO CommodityRealReturn® Strategy Administrative Class
	12/31/2013	1,339,594	10.17	to	9.71	13,301,241	1.65	1.25	to	1.75	(15.76)	to	(16.18)
	12/31/2012	1,227,500	12.08	to	11.59	14,508,595	2.75	1.25	to	1.75	4.08	to	3.56
	12/31/2011	1,228,630	11.60	to	11.19	13,991,905	13.95	1.25	to	1.75	(8.70)	to	(9.14)
	12/31/2010	1,360,860	12.71	to	12.32	17,021,762	15.34	1.25	to	1.75	22.99	to	22.38
	12/31/2009	1,531,274	10.33	to	10.07	15,611,769	4.76	1.25	to	1.75	39.77	to	39.08
PIMCO Low Duration Administrative Class
	12/31/2013	5,769,983	12.41	to	11.99	70,343,833	1.38	1.25	to	1.75	(1.38)	to	(1.87)
	12/31/2012	3,936,533	12.58	to	12.22	48,785,124	1.93	1.25	to	1.75	4.54	to	4.02
	12/31/2011	2,287,383	12.03	to	11.75	27,185,573	1.69	1.25	to	1.75	(0.13)	to	(0.62)
	12/31/2010	2,491,130	12.05	to	11.82	29,725,617	1.18	1.25	to	1.75	3.99	to	3.48
	12/31/2009	363,647	11.59	to	11.42	4,182,452	3.35	1.25	to	1.75	11.94	to	11.38

26

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
PIMCO Real Return Administrative Class
	12/31/2013		3,423,337	$13.66	to	$13.04	$45,668,643	1.60%	1.25%	to	1.75%	(10.35)%	to	(10.79)%
	12/31/2012		3,581,668	15.24	to	14.62	53,435,306	1.15	1.25	to	1.75	7.41	to	6.87
	12/31/2011		2,622,047	14.18	to	13.68	36,507,884	2.16	1.25	to	1.75	10.30	to	9.76
	12/31/2010		3,124,333	12.86	to	12.46	39,541,487	1.39	1.25	to	1.75	6.78	to	6.25
	12/31/2009		2,716,455	12.04	to	11.73	32,280,234	3.15	1.25	to	1.75	16.93	to	16.34
PIMCO Total Return Administrative Class
	12/31/2013		23,735,373	15.04	to	14.36	379,459,690	3.78	1.25	to	1.75	(3.18)	to	(3.66)
	12/31/2012		28,062,441	15.53	to	14.90	463,622,535	2.58	1.25	to	1.75	8.24	to	7.70
	12/31/2011		27,052,303	14.35	to	13.84	417,328,227	2.62	1.25	to	1.75	2.34	to	1.83
	12/31/2010		31,486,630	14.02	to	13.59	475,731,158	2.41	1.25	to	1.75	6.78	to	6.26
	12/31/2009		35,925,184	13.13	to	12.79	506,933,234	5.25	1.25	to	1.75	12.66	to	12.10
Pioneer Emerging Markets VCT Class II Shares
	12/31/2013		432,085	11.02	to	10.60	4,668,278	0.88	1.15	to	1.65	(3.31)	to	(3.79)
	12/31/2012		475,083	11.40	to	11.01	5,307,653	0.21	1.15	to	1.65	10.38	to	9.83
	12/31/2011		527,273	10.32	to	10.03	5,356,584	—	1.15	to	1.65	(24.48)	to	(24.85)
	12/31/2010		490,315	13.67	to	13.35	6,618,791	0.34	1.15	to	1.65	14.30	to	13.73
	12/31/2009		1,357,142	11.96	to	11.73	16,075,185	0.34	1.15	to	1.65	72.03	to	71.18
Pioneer Fund VCT Class II Shares
	12/31/2013		57,849	16.78	to	16.02	947,800	1.02	1.15	to	1.65	31.46	to	30.81
	12/31/2012		62,398	12.76	to	12.25	780,130	1.25	1.15	to	1.65	8.69	to	8.15
	12/31/2011		70,713	11.74	to	11.33	815,250	1.07	1.15	to	1.65	(5.63)	to	(6.09)
	12/31/2010		92,214	12.44	to	12.06	1,130,806	1.25	1.15	to	1.65	14.41	to	13.85
	12/31/2009		54,381	10.88	to	10.60	583,180	1.59	1.15	to	1.65	23.48	to	22.87
Pioneer High Yield VCT Class II Shares
	12/31/2013		197,581	16.51	to	15.77	3,205,145	4.97	1.20	to	1.70	10.49	to	9.94
	12/31/2012		179,758	14.94	to	14.34	2,641,699	5.24	1.20	to	1.70	14.36	to	13.79
	12/31/2011		203,135	13.07	to	12.60	2,614,426	5.15	1.20	to	1.70	(3.18)	to	(3.66)
	12/31/2010		223,702	13.50	to	13.08	2,979,049	5.67	1.20	to	1.70	16.29	to	15.72
	12/31/2009		899,362	11.61	to	11.30	10,305,477	5.47	1.20	to	1.70	58.37	to	57.58
Pioneer Real Estate Shares VCT Class II Shares
	12/31/2013		157,279	12.98	to	12.61	2,010,767	2.19	1.25	to	1.75	0.28	to	(0.22)
	12/31/2012		132,398	12.94	to	12.63	1,691,778	2.17	1.25	to	1.75	14.64	to	14.07
	12/31/2011		123,473	11.29	to	11.08	1,379,269	2.17	1.25	to	1.75	8.40	to	7.87
	12/31/2010		127,796	10.41	to	10.27	1,321,269	2.67	1.25	to	1.75	26.95	to	26.33
	12/31/2009		886,473	8.20	to	8.13	7,238,939	4.49	1.25	to	1.75	29.92	to	29.28
TA Aegon Tactical Vanguard ETF - Balanced Service Class
	12/31/2013		175,591	11.19	to	11.19	1,964,639	0.72	1.35	to	1.35	9.63	to	9.63
	12/31/2012	(1)	63,716	10.21	to	10.21	650,303	0.05	1.35	to	1.35	—	to	—
TA Aegon Tactical Vanguard ETF - Conservative Service Class
	12/31/2013		158,427	10.77	to	10.77	1,705,508	2.30	1.35	to	1.35	5.64	to	5.64
	12/31/2012	(1)	11,684	10.19	to	10.19	119,071	0.09	1.35	to	1.35	—	to	—
TA Aegon Tactical Vanguard ETF - Growth Service Class
	12/31/2013		40,058	11.78	to	11.78	471,759	1.55	1.35	to	1.35	14.94	to	14.94
	12/31/2012	(1)	362	10.25	to	10.25	3,714	0.75	1.35	to	1.35	—	to	—
TA AllianceBernstein Dynamic Allocation Service Class
	12/31/2013		33,818	10.49	to	10.19	347,121	1.24	1.25	to	1.75	5.56	to	5.03
	12/31/2012		16,809	9.93	to	9.70	164,832	0.71	1.25	to	1.75	4.48	to	3.96
	12/31/2011		17,537	9.51	to	9.33	165,000	0.78	1.25	to	1.75	0.41	to	(0.08)
	12/31/2010		20,064	9.47	to	9.34	188,580	5.31	1.25	to	1.75	7.80	to	7.27
	12/31/2009		16,774	8.78	to	8.70	146,595	4.10	1.25	to	1.75	29.54	to	28.89
TA Legg Mason Dynamic Allocation - Balanced Service Class
	12/31/2013		15,143	10.90	to	10.90	165,015	0.15	1.35	to	1.35	7.91	to	7.91
	12/31/2012	(1)	4,349	10.10	to	10.10	43,920	—	1.35	to	1.35	—	to	—

27

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

				Unit Fair Value					Expense			Total Return***
				Corresponding to				Investment	Ratio**			Corresponding to
	Year			Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Ended		Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Legg Mason Dynamic Allocation - Growth Service Class
	12/31/2013		2,793	$11.46	to	$11.46	$32,007	0.13%	1.35%	to	1.35%	14.06%	to	14.06%
	12/31/2012	(1)	—	10.05	to	10.05	—	—	1.35	to	1.35	—	to	—
TA Market Participation Strategy Service Class
	12/31/2013		—	11.17	to	11.17	—	—	1.35	to	1.35	12.76	to	12.76
	12/31/2012	(1)	—	9.90	to	9.90	—	—	1.35	to	1.35	—	to	—
TA Morgan Stanley Mid-Cap Growth Service Class
	12/31/2013		2,149,903	14.73	to	14.58	31,504,515	0.61	1.25	to	1.75	37.10	to	36.42
	12/31/2012		2,647,731	10.74	to	10.69	28,371,007	—	1.25	to	1.75	7.42	to	6.88
	12/31/2011	(1)	2,587,470	10.00	to	10.00	25,874,699	0.80	1.25	to	1.75	—	to	—
TA PIMCO Tactical - Balanced Service Class
	12/31/2013		4,687	10.96	to	10.96	51,369	0.53	1.35	to	1.35	10.35	to	10.35
	12/31/2012	(1)	—	9.93	to	9.93	—	—	1.35	to	1.35	—	to	—
TA PIMCO Tactical - Conservative Service Class
	12/31/2013		14,028	10.63	to	10.63	149,108	0.09	1.35	to	1.35	6.71	to	6.71
	12/31/2012	(1)	21,610	9.96	to	9.96	215,263	—	1.35	to	1.35	—	to	—
TA PIMCO Tactical - Growth Service Class
	12/31/2013		—	11.39	to	11.39	—	—	1.35	to	1.35	15.24	to	15.24
	12/31/2012	(1)	—	9.88	to	9.88	—	—	1.35	to	1.35	—	to	—
TA Systematic Small/Mid Cap Value Service Class
	12/31/2013		3,060,343	16.37	to	15.90	49,363,980	0.43	1.25	to	1.75	34.35	to	33.68
	12/31/2012		909,079	12.18	to	11.89	10,941,399	0.30	1.25	to	1.75	14.60	to	14.02
	12/31/2011		1,003,777	10.63	to	10.43	10,572,102	0.04	1.25	to	1.75	(4.06)	to	(4.53)
	12/31/2010		1,025,389	11.08	to	10.92	11,283,903	0.43	1.25	to	1.75	28.45	to	27.82
	12/31/2009		166,220	8.63	to	8.55	1,427,703	0.91	1.25	to	1.75	41.13	to	40.42
TA Vanguard ETF - Balanced Service Class
	12/31/2013		86,666	11.24	to	11.24	974,375	1.60	1.35	to	1.35	9.94	to	9.94
	12/31/2012	(1)	7,905	10.23	to	10.23	80,836	0.22	1.35	to	1.35	—	to	—
TA Vanguard ETF - Conservative Service Class
	12/31/2013		56,287	10.81	to	10.81	608,274	1.01	1.35	to	1.35	6.03	to	6.03
	12/31/2012	(1)	25,841	10.19	to	10.19	263,381	1.45	1.35	to	1.35	—	to	—
TA Vanguard ETF - Growth Service Class
	12/31/2013		17,167	12.03	to	12.03	206,562	1.86	1.35	to	1.35	17.19	to	17.19
	12/31/2012	(1)	—	10.27	to	10.27	—	—	1.35	to	1.35	—	to	—
TA WMC Diversified Growth Service Class
	12/31/2013		4,069,937	12.56	to	12.20	50,371,047	0.66	1.25	to	1.75	30.49	to	29.84
	12/31/2012		7,157,324	9.62	to	9.39	68,054,444	0.11	1.25	to	1.75	11.46	to	10.90
	12/31/2011		9,000,989	8.63	to	8.47	76,980,283	0.32	1.25	to	1.75	(5.11)	to	(5.58)
	12/31/2010		9,043,781	9.10	to	8.97	81,718,176	—	1.25	to	1.75	16.03	to	15.46
	12/31/2009		—	7.84	to	7.77	—	—	1.25	to	1.75	27.30	to	26.66
Wanger International
	12/31/2013		3,087,346	13.53	to	13.08	41,088,891	2.90	1.25	to	1.75	20.85	to	20.25
	12/31/2012		2,493,728	11.20	to	10.88	27,533,571	1.21	1.25	to	1.75	20.05	to	19.45
	12/31/2011		2,773,140	9.33	to	9.11	25,565,532	4.69	1.25	to	1.75	(15.67)	to	(16.09)
	12/31/2010		2,865,496	11.06	to	10.85	31,407,543	1.44	1.25	to	1.75	23.38	to	22.77
	12/31/2009		317,675	8.97	to	8.84	2,829,366	3.82	1.25	to	1.75	47.92	to	47.19
Wanger USA
	12/31/2013		842,672	21.16	to	20.20	17,412,827	0.13	1.25	to	1.75	32.09	to	31.43
	12/31/2012		652,096	16.02	to	15.37	10,230,629	0.32	1.25	to	1.75	18.52	to	17.93
	12/31/2011		751,866	13.51	to	13.03	9,977,437	—	1.25	to	1.75	(4.68)	to	(5.15)
	12/31/2010		803,708	14.18	to	13.74	11,219,245	—	1.25	to	1.75	21.83	to	21.23
	12/31/2009		874,711	11.64	to	11.33	10,046,300	—	1.25	to	1.75	40.46	to	39.76

28

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

4. Financial Highlights (continued)

(1)	See footnote 1
*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

29

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

5. Administrative and Mortality and Expense Risk Charges

TALIC deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee:

Subaccount	Fund Fee
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Bond Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
Dreyfus VIF Appreciation Service Shares	-0.10%
Eaton Vance VT Floating-Rate Income	-0.10%
Eaton Vance VT Large-Cap Value	-0.10%
Franklin Templeton Foreign Securities Class 2 Shares	-0.10%
Franklin Templeton Growth Securities Class 2 Shares	-0.10%
Janus Aspen - Enterprise Service Shares	-0.10%
Janus Aspen - Forty Service Shares	-0.10%
Oppenheimer Capital Appreciation Service Shares	-0.10%
Oppenheimer Main Street Small Cap Service Shares	-0.10%
Oppenheimer Main Street® Service Shares	-0.10%
Pioneer Emerging Markets VCT Class II Shares	-0.10%
Pioneer Fund VCT Class II Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%

6. Income Tax

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

30

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2013

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

31

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements
All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)		Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account A. Note 1

	(2)		Not Applicable.

	(3)	(a)	Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2

		(b)	Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3

		(c)	Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

		(d)	Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

		(e)	Amended and Restated Underwriting Agreement between Transamerica Advisors Life Insurance Company and Transamerica Capital, Inc. Note 29

	(4)	(a)	Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). Note 5

		(b)	Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Account Value). Note 5

		(c)	Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(d)	Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(e)	Account Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(f)	Account Value Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(g)	Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5

		(h)	Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(i)	Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(j)	Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(k)	Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(l)	Additional Death Benefit Endorsement and Schedule Pages. Note 5

		(m)	Bonus Endorsement and Schedule Pages. Note 6

		(n)	Spousal Beneficiary Continuation Endorsement. Note 5

		(o)	Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 7

		(p)	Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. Note 8

		(q)	Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. Note 8

		(r)	Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). Note 8

		(s)	Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). Note 8

		(t)	Guaranteed Minimum Death Benefit Rider. Note 9

		(u)	Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. Note 9

		(v)	Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. Note 9

		(w)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). Note 9

		(x)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). Note 9

		(y)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life with Income Enhancement Benefit). Note 9

		(z)	Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). Note 9

		(aa)	Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. Note 9

		(bb)	Guaranteed Minimum Withdrawal Benefit riders. Note 2

	(5)	(a)	Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5

		(b)	Form of revised Application for the Flexible Premium Individual Deferred Variable Annuity. Note 7

	(6)	(a)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 10

		(a)(1)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Transamerica Advisors Life Insurance Company. Note 28

	(b)	Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 10

	(b)(1)	Amended and Restated By-Laws of Transamerica Advisors Life Insurance Company. Note 28

(7)		Reinsurance Agreements.

	(a)	GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 26

	(a)(1)	Amendment No. 2 to the GMDB Reinsurance Agreement Note 26

	(b)	GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 26

	(b)(1)	Amendment No. 3 to the GMIB Reinsurance Agreement Note 26

	(c)	DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. note 26

	(c)(1)	Amendment No. 3 to the DBER Reinsurance Agreement Note 26

(8)	(a)	Amended General Agency Agreement. Note 11

	(b)	Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. Note 10

	(c)	Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 10

	(d)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund. Note 10

	(e)	Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds, Inc. Relating to Valuation and Purchase Procedures. Note 10

	(f)	Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 11

	(g)	Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 10

	(h)	Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 12

	(i)	Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series Fund, Inc. Note 13

	(j)	Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 10

	(k)	Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and Merrill Lynch Life Insurance Company. Note 12

	(k)(1)	Amendment to Agreements (BlackRock Confidential Information). Note 31

	(k)(2)	Amendment No. 8 to Participation Agreement (BlackRock). Note 33

	(l)	Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 14

	(m)	Amendment to the Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 12

	(m)(1)	Amendment to Participation Agreement (AIM). Note 29

	(m)(2)	Amendment No. 10 to Participation Agreement (AIM). Note 33

	(n)	Form of Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Note 10

	(o)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997. Note 12

	(p)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998. Note 12

	(q)	Amendment to the Participation Agreement Among Merrill Lynch Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999. Note 12

	(r)	Form of Participation Agreement Between Davis Variable Account Fund, Inc. and Merrill Lynch Life Insurance Company. Note 15

	(r)(1)	Amendment to Agreements (Davis Confidential Information). Note 31

	(r)(2)	Amendment No. 6 to Participation Agreement (Davis). Note 33

	(r)(3)	Amendment No. 7 to Participation Agreement (Davis). Note 33

	(s)	Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. Note 15

	(t)	Form of Participation Agreement Between Van Kampen Life Investment Trust and Merrill Lynch Life Insurance Company. Note 15

	(u)	Form of Participation Agreement Between American Century Variable Portfolios, Inc. and Merrill Lynch Life Insurance Company. Note 16

	(u)(1)	Amendment of Agreements (American Century Confidential Information). Note 31

	(u)(2)	Amendment No. 4 to Participation Agreement (American Century). Note 33

	(v)	Form of Participation Agreement Between Federated Securities Corp., Insurance Series, and Merrill Lynch Life Insurance Company. Note 17

	(v)(1)	Participation Agreement (Federated). Note 30

	(v)(2)	Amendment No. 1 to Participation Agreement (Federated). Note 31

	(v)(3)	Amendment No. 2 to Participation Agreement (Federated). Note 32

	(v)(4)	Amendment of Agreements (Federated Confidential Information). Note 31

	(w)	Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC, and Merrill Lynch Life Insurance Company. Note 17

	(w)(1)	Assignment and Amendment (PIMCO). Note 32

	(w)(2)	Amendment No. 7 to Participation Agreement (PIMCO). Note 33

(x)	Form of Participation Agreement Between American Funds Insurance Series, Capital Research and Management Company, and Merrill Lynch Life Insurance Company. Note 18

(x)(1)	Amendment to Agreements (American Funds Confidential Information). Note 32

(x)(2)	Amendment No. 2 to Participation Agreement (American Funds). Note 33

(y)	Form of Participation Agreement Between Cohen & Steers VIF Realty Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. Note 18

(z)	Form of Participation Agreement Between Dreyfus Variable Investment Fund, The Dreyfus Corporation, and Merrill Lynch Life Insurance Company. Note 18

(aa)	Form of Participation Agreement Between Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 18

(aa)(1)	Amendment to Agreements (Eaton Vance Confidential Information). Note 32

(aa)(2)	Amendment No. 3 to Participation Agreement (Eaton Vance). Note 33

(bb)	Form of Participation Agreement Between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Merrill Lynch Life Insurance Company, and Merrill Lynch, Pierce, Fenner & Smith Incorporated.
Note 18

(bb)(1)	Amendment to Participation Agreement (Franklin Templeton). Note 29

(bb)(2)	Amendment to Participation Agreement (Franklin Templeton). Note 32

(bb)(3)	Update Schedule A Revision 5-1-2014 (Franklin Templeton) Note 33

(cc)	Form of Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 18

(dd)	Form of Participation Agreement Between Wanger Advisors Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 18

(ee)	Form of Participation Agreement Between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Merrill Lynch Life Insurance Company. Note 18

(ee)(1)	Amendment to Agreements (Oppenheimer Confidential Information). Note 32

(ee)(2)	Amendment No. 2 to Participation Agreement (Oppenheimer). Note 33

(ff)	Form of Amendment to Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 19

(gg)	Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(hh)	Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(ii)	Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 21

(jj)	Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 22

(kk)	Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 23

(ll)	Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 20

(mm)	Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. Note 23

(nn)	Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 23

(oo)	Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 20

(pp)	Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 23

(qq)	Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce, Fenner & Smith, Inc., and Merrill Lynch Life Insurance Company. Note 22

(rr)	Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 21

(ss)	Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 20

(tt)	Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. Note 23

(uu)	Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 20

(vv)	Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. Note 23

(ww)	Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 24

(ww)(1)	Amendment of Agreements (AllianceBernstein Confidential Information). Note 31

(ww)(2)	Amendment No. 12 to Participation Agreement (AllianceBernstein). Note 33

(xx)	Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global Investors Distributors LLC, and Merrill Lynch Life Insurance Company. Note 24

(yy)	Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 24

(zz)	Form of Amendment to Participation Agreement by and among Columbia Management Distributors, Inc., Wanger Advisors Trust, and Merrill Lynch Life Insurance Company. Note 23

	(aaa)	Form of Participation Agreement by and among Janus Distributors LLC and Merrill Lynch Life Insurance Company. Note 23

	(aaa)(1)	Amendment No. 1 to Participation Agreement (Janus). Note 27

	(aaa)(2)	Amendment No. 3 to Participation Agreement (Janus). Note 33

	(bbb)	Form of Amendment to Participation Agreement by and among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 23

	(ccc)	Shareholder Service Agreement by and among American Funds Distributors and Merrill Lynch Life Insurance Company. Note 2

	(ddd)	Service Agreement by and between Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 2

	(eee)	Assignment of Letter Agreement by and between Janus Capital Management LLC and Merrill Lynch Life Insurance Company. Note 2

	(fff)	Participation Agreement by and among MLIG Variable Insurance Trust, Merrill Lynch Pierce Fenner & Smith Inc., Roszel Advisors, LLC, and Merrill Lynch Life Insurance Company. Note 2

	(ggg)	Services Agreement between Pacific Investment Management Company and Merrill Lynch Life Insurance Company. Note 2

	(hhh)	Services Agreement between PIMCO Variable Insurance Trust and Merrill Lynch Life Insurance Company. Note 2

	(iii)	Amendment No. 2 to the Participation Agreement by and among Pioneer Variable Contracts Trust, Merrill Lynch Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. Note 2

	(iii)(1)	Amendment of Agreements (Pioneer Confidential Information). Note 32

	(iii)(2)	Amendment No. 4 to Participation Agreement (Pioneer). Note 33

	(jjj)	Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3

	(kkk)	Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 25

	(lll)	First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(mmm)	Participation Agreement (TST). Note 27

	(mmm)(1)	Amendment No. 2 to Participation Agreement (TST). Note 27

	(mmm)(2)	Amendment No. 3 to Participation Agreement (TST). Note 29

	(mmm)(3)	Summary Prospectus Amendment (TST). Note 30

	(mmm)(4)	Amendment to Participation Agreement (TST). Note 31

	(mmm)(5)	Amendment No. 4 to Participation Agreement (TST). Note 32

	(mmm)(6)	Amendment No. 5 to Participation Agreement (TST). Note 31

	(mmm)(7)	Amendment No. 6 to Participation Agreement (TST). Note 33

	(mmm)(8)	Amendment No. 7 to Participation Agreement (TST). Note 33

	(mmm)(9)	Schedule A Revision to Participation Agreement (TST). Note 33

(9)		Opinion and Consent of Counsel. Note 33

(10)		Consent of independent registered public accounting firm. Note 33

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney. Note 32

Note 1	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) filed on December 10, 1996.

Note 2	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) filed on April 25, 2008.

Note 3	Incorporated by reference to the Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File Nos. 33-26322, 33-46827, 33-52254, 33-60290, 33-58303, 333-33863) filed on March 27, 2008.

Note 4	Incorporated by reference to Merrill Lynch Life Insurance Company's Report on Form 8-K (File No. 33-26322) filed on January 4, 2008.

Note 5	File with Initial Filing to Form N-4 Registration Statement (File No. 333-118362) filed on August 19, 2004.

Note 6	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) filed on January 31, 2005.

Note 7	File with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-118362) filed on December 2, 2005.

Note 8	File with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-118362) filed on September 27, 2006.

Note 9	File with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) filed on February 22, 2008.

Note 10	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) filed on December 10, 1996.

Note 11	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) filed on April 28, 1994.

Note 12	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-90243) filed on November 3, 1999.

Note 13	Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 33-55472) filed on April 29, 1997.

Note 14	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-43773) filed on April 23, 1997.

Note 15	Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-90243) filed on March 31, 2000.

Note 16	Incorporated by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-43773) filed on April 30, 2001.

Note 17	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-90243) filed on April 23, 2004.

Note 18	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) filed on April 25, 2005.

Note 19	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-118362) filed on April 21, 2006.

Note 20	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-43773) filed on April 17, 2007.

Note 21	Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-91098) filed on April 18, 2007.

Note 22	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) filed on April 17, 2007.

Note 23	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) filed on April 24, 2007.

Note 24	Incorporated herein by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-73544) filed on April 17, 2007.

Note 25	Incorporated by reference to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) filed on August 17, 2007.

Note 26	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-118362) dated April 28, 2009.

Note 27	Filed with Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-118362) dated April 23, 2010.

Note 28	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-91098) dated September 30, 2010.

Note 29	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-118362) dated April 26, 2011.

Note 30	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-118362) dated April 23, 2012.

Note 31	Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-43773) dated September 10, 2012.

Note 32	Filed with Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-118362) dated April 23, 2013.

Note 33	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Thomas A. Swank 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and President

John T. Mallett 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, and Vice President

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Vice President, Chief Financial Officer, Treasurer and Corporate Controller

Darin D. Smith 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Assistant, Secretary, Managing Assistant General Counsel and Vice President

Richard Wirth 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director, Division General Counsel, Secretary and Senior Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

44764 Yukon Inc.	Canada	100% Creditor Resources, Inc.	Holding company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 174,588,712 shares of Common Stock; 1,500 shares of Series II Preferred stock; 2 shares of Series III Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	Partners: AEGON USA Realty Advisors, LLC (99%); AEGON-CMF GP, LLC (1%)	Investment in mortgages

AEGON Direct & Affinity Marketing Services Australia Pty Limited	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct & Affinity Marketing Services Co., Ltd.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct & Affinity Marketing Services (Thailand) Limited	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.2389%) ; Monumental Life Insurance Company (8.7611%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing

ARV Pacific Villas, A California Limited Partnership	California	Partners: Transamerica Affordable housing - 0.05% General Partner; non-AEGON affiliate, Jamboree Housing Corporation - 0.05% Managing General Partner; Transamerica Life Insurance Company - 67% Limited Partner; Monumental Life Insurance Company - 32% Limited Partner	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investment Holding Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Monumental Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Life Insurance Company	Canada	100% Transamerica Life Canada	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Clark, LLC	Delaware	Sole Member - Diversified Retirement Corporation	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% AEGON Canada ULC	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Company	Credit insurance

CRI Canada Ltd.	Canada	44764 Yukon Inc. owns all preferred shares of stock; various non-AEGON entities/investors own comon shares of stock	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fong LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Invesments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Sole Member - Garnet Community Investments XXXVIII, LLC	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Sole Member - Garnet Community Investments XXXIX, LLC	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Sole Member - Garnet Community Investments XL, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)	Affordable housing

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Company	Leases business equipment

LCS Associates, LLC	Delaware	100% Investors Warranty of America, Inc.	Investments

Legacy General Insurance Company	Canada	100% AEGON Canada ULC	Insurance company

Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Company	Trust company

McDonald Corporate Tax Credit Fund IV Limited Partnership	Delaware	Partners: Monumental Life Insurance Company - 99.9% General Partner; TAH-McD IV, LLC - 0.10% General Partner	Tax credit fund

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Company	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% AEGON Canada ULC	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Dormant

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund I, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund II, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	100% AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Company	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants Private Limited	India	99.95% AEGON DMS Holding B.V.; non-AEGON affiliate, Keshav Sunderraj owns .05%	Marketing consultant

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions Corporation	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Investment advisor

Transamerica Retirement Insurance Agency, Inc.	Delaware	100% Transamerica Retirement Solutions Corporation	Conduct business as an insurance agency.

Transamerica Retirement Solutions Corporation	Delaware	100% AUSA Holding Company	Retirement plan services.

Transamerica Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Company	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding Company	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (82.35%); Monumental Life Insurance Company (16.16%); Transamerica Financial Life Insurance Company (1.49%) Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The number of Contracts in force as of February 28, 2014 was 5,871.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Transamerica Advisors Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 - Indemnification Of Directors, Officers, Employees And Incorporators

Section 1. Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2. Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3. Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4. Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Jeffrey T. McGlaun	(3)	Assistant Treasurer

C. Michael Van Katwijk	(3)	Treasurer

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$7,998,378	0	0	0

(1)	Fiscal Year 2013

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499-0001.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 18th day of April, 2014.

MERRILL LYNCH LIFE VARIABLE
ANNUITY SEPARATE ACCOUNT A

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY
Depositor
*
Thomas A. Swank
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and President	, 2014
Thomas A. Swank

*	Director and Vice President	, 2014
John T. Mallett

* Eric J. Martin	Director, Vice President, Treasurer, Chief Financial Officer and Corporate Controller	, 2014

* Richard Wirth	Director, Division General Counsel, Secretary and Senior Vice President	, 2014

/s/ Darin D. Smith Darin D. Smith	Vice President, Managing Assistant General Counsel and Assistant Secretary	April 18, 2014

*By:	Darin D. Smith - Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

Registration No.

333-118362

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(k)(2)	Amendment No. 8 to Participation Agreement (BlackRock)

8(m)(2)	Amendment No. 10 to Participation Agreement (AIM)

8(r)(2)	Amendment No. 6 to Participation Agreement (Davis)

8(r)(3)	Amendment No. 7 to Participation Agreement (Davis)

8(u)(2)	Amendment No. 4 to Participation Agreement (American Century)

8(w)(2)	Amendment No. 7 to Participation Agreement (PIMCO)

8(x)(2)	Amendment No. 2 to Participation Agreement (American Funds)

8(aa)(2)	Amendment No. 3 to Participation Agreement (Eaton Vance)

8(bb)(3)	Schedule A Revision 5-1-2014 (Franklin Templeton)

8(aaa)(2)	Amendment No. 3 to Participation Agreement (Janus)

8(ee)(2)	Amendment No. 2 to Participation Agreement (Oppenheimer)

8(iii)(2)	Amendment No. 4 to Participation Agreement (Pioneer)

8(mmm)(7)	Amendment No. 6 to Participation Agreement (TST)

8(mmm)(8)	Amendment No. 7 to Participation Agreement (TST)

8(mmm)(9)	Schedule A Revision to Participation Agreement (TST)

8(ww)(2)	Amendment No. 12 to Participation Agreement (AllicanceBernstein)

9	Opinion and Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.